As filed with the Securities and Exchange Commission on December 28, 2020
1933 Act Registration
No. 033-17619
1940 Act Registration
No. 811-05349

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82 5	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 82 6	☒
(Check appropriate box or boxes)

GOLDMAN SACHS TRUST
(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (312)
655-4400
CAROLINE L. KRAUS, ESQ.
Goldman Sachs & Co. LLC
200 West Street
New York, New York 10282
(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ. Dechert LLP 1095 Avenue of the Americas New York, NY 10036	BRENDEN P. CARROLL, ESQ. Dechert LLP 1900 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 29, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares, Service Shares and Drexel Hamilton Class Shares of the Goldman Sachs Financial Square Prime Obligations Fund.
Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares of the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Solutions Fund.
Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares, Service Shares and Drexel Hamilton Class Shares of the Goldman Sachs Financial Square Government Fund.
Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Select Shares and Service Shares of the Goldman Sachs Financial Square Federal Instruments Fund.
Class I Shares, Administration Shares, Cash Management Shares, Class A Shares, Class C Shares, Resource Shares and Service Shares of the Goldman Sachs Investor Money Market Fund.
Class I Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares of the Goldman Sachs
Investor Tax-Exempt Money
Market Fund.

Prospectus
Institutional Shares and
Class I Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Financial Square Funds
SM
(Institutional
Shares)
◼
Prime Obligations Fund: FPOXX
◼
Money Market Fund: FSMXX
◼
Treasury Obligations Fund: FTOXX
◼
Treasury Instruments Fund: FTIXX
◼
Treasury Solutions Fund: FEDXX
◼
Government Fund: FGTXX
◼
Federal Instruments Fund: FIRXX
Investor Funds
SM
(Class I Shares)
◼
Money Market Fund: FMJXX
◼
Tax-Exempt Money Market Fund: FTXXX

Financial Square Prime Obligations Fund—Summary
Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$58	$101	$230

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

1

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
2

Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.62%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.68%	March 31, 2019
Worst Quarter Return	0.00%	September 30, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 3/8/1990)	2.39%	1.20%	0.64%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

3

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
4

Financial Square Money Market Fund—Summary
Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$58	$101	$230

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

5

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
6

Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling 1-800-621-2550.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.61%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.67%	March 31, 2019
Worst Quarter Return	0.01%	March 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 5/18/1994)	2.38%	1.22%	0.67%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

7

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary
I NVESTMEN T O BJECTIV E
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.20%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$64	$113	$255

PRINCIPAL STRATEGY
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
9

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.
PRINCIPAL RISKS OF THE FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance i nformation is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
10

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.37%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.57%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 4/25/1990)	2.08%	0.95%	0.48%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary
Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.20%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$64	$113	$255

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
12

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.
Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.38%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 3/3/1997)	2.05%	0.94%	0.47%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary
INVESTMENT OBJECTIVE
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.20%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$64	$113	$255

PRINCIPAL STRATEGY
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
15

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.
PRINCIPAL RISKS OF THE FUND
You could lose money by investing in the Fund.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
16

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.38%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 2/28/1997)	2.07%	0.94%	0.48%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
17

Financial Square Government Fund—Summary
Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$58	$101	$230

PRINCIPAL STRATEGY
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

18

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is availa ble at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.39%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.58%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 4/6/1993)	2.12%	0.99%	0.51%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
20

Financial Square Federal Instruments Fund—Summary
Investment Objective
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.20%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$67	$117	$267

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”).
21

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.
Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
22

Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.41%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.57%	June 30, 2019
Worst Quarter Return	0.05%	March 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Institutional Shares (Inception 10/30/2015)	2.08%	1.14%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
23

Investor Money Market Fund—Summary
Investment Objective
The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.21%
Expense Limitation 1	(0.03)%
Total Annual Fund Operating Expenses After Expense Limitation	0.18%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to
0.014
% of the Fund’s average daily
net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the
Board
of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your
Class I Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$18	$65	$115	$265

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. govern-
ment agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
24

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.
Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
25

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I Shares from year to year; and (b) the average annual total returns of the Fund’s Class I Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.60%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.62%	March 31, 2019
Worst Quarter Return	0.10%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Class I Shares (Inception 1/29/2016)	2.29%	1.47%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

26

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
27

Investor Tax-Exempt Money Market Fund—Summary
Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.18%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the
Board
of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your
Class I Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$18	$62	$111	$253

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
28

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.
Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
29

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not
sensitive
to the federal tax consequences of
their investments.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I Shares from year to year; and (b) the average annual total returns of the Fund’s Class I Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.38%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.38%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Class I Shares (Inception 7/19/1994)	1.31%	0.71%	0.38%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).
Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
32
of
the Prospectus.

30

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.
Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
32
of
the Prospectus.
31

Additional Summary Information
Buying and Selling Fund Shares
Generally, Institutional Shares and Class I Shares may be purchased only through certain intermediaries that have a relationship with
Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). The minimum initial investment requirement imposed upon Intermediaries for the purchase of
Institutional Shares and Class I Shares is generally $10 million, and there is no minimum imposed upon additional investments.
Intermediaries may, however, impose a minimum amount for initial and additional investments in Institutional Shares and Class I
Shares, and may establish other requirements such as a minimum account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
32

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund and Investor Money Market Fund may be
changed without shareholder approval upon sixty days’ notice.
PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund
The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money Market Fund (Institutional)
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund
The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
33

◼
Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.
Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):
◼
Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
34

Investment Management Approach
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk

◼
Manage interest rate risk

◼
Manage liquidity

INVESTMENT PROCESS
1.

Managing Credit Risk

The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.

◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.

The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.

◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.

◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.

Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;

◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

35

◼
Bid-ask spreads associated with securities in
the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial
Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square
Government Funds.

◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.

◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.

◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Class I Shares of the Retail Funds?”
below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’
notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without
shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly

36

Investment Management Approach
liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.
◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.
INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
37

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
38

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
39

	Financial Square Funds			Investor Funds
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Money Market	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities		◼	◼	◼
Bank Obligations				◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper				◼ U.S. and foreign (US$) commercial paper	◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities				◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼ 3	◼		◼	◼
Asset-Backed and Receivables-Backed Securities				◼
Foreign Government Obligations (US$)				◼ 4
Municipals				◼ 5	◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼	◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼	◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Taxable federal and state 12	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest
in the taxable
money market
instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

40

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
41

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Funds
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓						✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓						✓
Geographic and Sector									✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓	✓
Stable NAV			✓	✓	✓	✓	✓	✓	✓
Tax									✓
U.S. Government Securities	✓	✓				✓	✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's, Financial Square Money Market Fund's and Investor Money Market Fund's
investments more than if the  Funds were  not invested to such a degree in the banking industry. The  Financial Square Prime
Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund  may invest more than 25% of  their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an

42

Risks of the Funds
obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and
Investor Money Market Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund, Financial
Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
43

◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest

44

Risks of the Funds
earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
45

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Money Market Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

46

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Money Market Fund	0.16%	0.16%
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.
DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

47

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
48

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
49

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Institutional Shares and Class I Shares. Certain features of Institutional Shares and Class I Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or
“retail” fund, as
shown below:

Financial Square Funds (Institutional Shares)		Investor Funds (Class I Shares)
Institutional Funds	Government Funds	Retail Funds
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund	◼ Tax-Exempt Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Institutional Shares and Class I Shares Of
The Fund?
Generally, Institutional Shares and Class I Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the
Fund (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your
Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an
Authorized Institution).
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Institutional Shares and Class I Shares be effected by wiring federal funds.
50

Shareholder Guide
Who May Purchase Class I Shares Of The
Retail Funds?
Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the
Retail Funds will be involuntarily redeemed from
the Funds.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Institutional Shares or Class I Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge brokerage commissions or other fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Institutional Shares or Class
I Shares.
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the
Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for
51

sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment
Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments
and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
You may be required to pay a commission directly to a broker or financial intermediary for effecting transactions in Institutional or
Class I Shares. In addition to Institutional Shares and Class I Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than
Institutional Shares and Class I Shares. Information regarding these other share classes is included in the Prospectus for the applicable share class and may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Institutional Shares or Class I Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Institutional Shares and
Class I Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Institutional
Shares and Class I Shares held by non-complying accounts, and may impose a charge for any special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. In addition, the minimum investment requirement may be waived for (i) Goldman Sachs managing directors and their immediate families that have at least $1 million invested in the Fund; and
(ii) clients of Goldman Sachs Private Wealth Management (“GSPWM”) with at least $100 million of assets under management by
GSPWM. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

52

Shareholder Guide
◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Institutional Shares and Class I Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
53

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the
54

Shareholder Guide
calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Institutional Shares and Class I Shares Of
The Funds?
Generally, Institutional Shares and Class I Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the
Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Institutional Shares and Class I Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Institutional Shares and
Class I Shares
Of The Funds?”
above. A redemption may also be made with respect to certain Funds by means of the check writing privilege described under “Redemptions” in
the SAI.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

55

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Institutional Shares or Class I Shares held in an account maintained and serviced by your Intermediary. If your Institutional Shares or Class I Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
56

Shareholder Guide
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

57

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Institutional Shares and Class I Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman
Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

58

Shareholder Guide
◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
59

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In Institutional Shares or Class
I Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
60

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market
Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not
maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
61

disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
62

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money
Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
63

Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may
64

Appendix A
become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the
65

tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
66

Appendix A
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
67

When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
68

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Institutional Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0003	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0130	0.0243	0.0182	0.0073	0.003
Net realized and unrealized gain (loss)	(0.0002)	0.0004	(0.0014)	0.0014	(b) —
Total from investment operations	0.0128	0.0247	0.0168	0.0087	0.003
Distributions to shareholders from net investment income	(0.0121)	(0.0244)	(0.0168)	(0.0083)	(0.003)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0121)	(0.0244)	(0.0168)	(0.0084)	(0.003)
Net asset value, end of year	$ 1.0013	$ 1.0006	$ 1.0003	$ 1.0003	$ 1.000
Total return (e)	1.28%	2.51%	1.68%	0.87%	0.29%
Net assets, end of year (in 000’s)	$ 4,619,641	$ 6,122,574	$ 3,766,257	$ 1,467,979	$ 7,299,656
Ratio of net expenses to average net assets	0.16%	0.13%	0.11%	0.18%	0.18%
Ratio of total expenses to average net assets	0.18%	0.18%	0.21%	0.27%	0.23%
Ratio of net investment income to average net assets	1.30%	2.43%	1.82%	0.73%	0.31%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

69

Financial Square Money Market Fund — Institutional Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0003	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0152	0.0244	0.0187	0.0071	0.003
Net realized and unrealized gain (loss)	(0.0027)	0.0004	(0.0019)	0.0015	(b) —
Total from investment operations	0.0125	0.0248	0.0168	0.0086	0.003
Distributions to shareholders from net investment income	(0.0120)	(0.0245)	(0.0168)	(0.0082)	(0.003)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0120)	(0.0245)	(0.0168)	(0.0083)	(0.003)
Net asset value, end of year	$ 1.0011	$ 1.0006	$ 1.0003	$ 1.0003	$ 1.000
Total return (e)	1.25%	2.52%	1.68%	0.87%	0.32%
Net assets, end of year (in 000’s)	$ 6,595,783	$ 17,728,767	$ 11,570,439	$ 2,542,693	$ 15,336,774
Ratio of net expenses to average net assets	0.15%	0.13%	0.11%	0.18%	0.18%
Ratio of total expenses to average net assets	0.18%	0.18%	0.20%	0.25%	0.23%
Ratio of net investment income to average net assets	1.52%	2.44%	1.87%	0.71%	0.32%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

Financial Square Treasury Obligations Fund — Institutional Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.022	0.013	0.005	0.002
Net realized gain	0.002	—(b)	0.001	(b) —	(b) —
Total from investment operations	0.009	0.022	0.014	0.005	0.002
Distributions to shareholders from net investment income	(0.009)	(0.022)	(0.014)	(0.005)	(0.002)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.022)	(0.014)	(0.005)	(0.002)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.94%	2.20%	1.37%	0.50%	0.15%
Net assets, end of year (in 000’s)	$ 22,518,304	$ 12,649,125	$ 10,649,826	$ 15,091,527	$ 19,950,969
Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of total expenses to average net assets	0.20%	0.20%	0.21%	0.23%	0.23%
Ratio of net investment income to average net assets	0.68%	2.17%	1.31%	0.47%	0.14%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions

70

Appendix B

Financial Square Treasury Instruments Fund — Institutional Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.021	0.014	0.005	0.001
Net realized gain (loss)	0.002	(b) —	(0.001)	(b) —	(b) —
Total from investment operations	0.009	0.021	0.013	0.005	0.001
Distributions to shareholders from net investment income	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.95%	2.16%	1.34%	0.48%	0.13%
Net assets, end of year (in 000’s)	$ 84,038,158	$ 51,789,901	$ 51,205,454	$ 44,355,448	$ 50,595,412
Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of total expenses to average net assets	0.20%	0.20%	0.21%	0.23%	0.23%
Ratio of net investment income to average net assets	0.71%	2.11%	1.35%	0.47%	0.14%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions

Financial Square Treasury Solutions Fund — Institutional Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.021	0.013	0.005	0.001
Net realized gain	0.003	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.010	0.021	0.013	0.005	0.001
Distributions to shareholders from net investment income	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.96%	2.17%	1.34%	0.49%	0.14%
Net assets, end of year (in 000’s)	$ 11,543,913	$ 7,395,030	$ 7,667,540	$ 8,619,492	$ 9,876,558
Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of total expenses to average net assets	0.20%	0.20%	0.21%	0.23%	0.23%
Ratio of net investment income to average net assets	0.70%	2.11%	1.31%	0.48%	0.11%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions

71

Financial Square Government Fund — Institutional Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.022	0.014	0.006	0.002
Net realized gain	0.003	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.010	0.022	0.014	0.006	0.002
Distributions to shareholders from net investment income	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.97%	2.23%	1.38%	0.55%	0.20%
Net assets, end of year (in 000’s)	$ 204,287,540	$ 100,539,271	$ 96,230,361	$ 79,411,937	$ 63,804,041
Ratio of net expenses to average net assets	0.18%	0.18%	0.17%	0.18%	0.18%
Ratio of total expenses to average net assets	0.18%	0.18%	0.19%	0.23%	0.23%
Ratio of net investment income to average net assets	0.70%	2.19%	1.39%	0.55%	0.21%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions

Financial Square Federal Instruments Fund — Institutional Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.021	0.013	0.005	0.002
Net realized gain	0.003	0.001	(b) —	(b) —	(b) —
Total from investment operations	0.010	0.022	0.013	0.005	0.002
Distributions to shareholders from net investment income	(0.010)	(0.022)	(0.013)	(0.005)	(0.002)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.010)	(0.022)	(0.013)	(0.005)	(0.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.99%	2.18%	1.34%	0.52%	0.16%
Net assets, end of period (in 000’s)	$ 3,761,104	$ 1,453,995	$ 508,647	$ 556,458	$ 577,395
Ratio of net expenses to average net assets	0.15%	0.18%	0.20%	0.20%	(e) 0.20%
Ratio of total expenses to average net assets	0.21%	0.22%	0.25%	0.28%	(e) 0.39%
Ratio of net investment income to average net assets	0.67%	2.15%	1.33%	0.51%	(e) 0.19%
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

72

Appendix B

Investor Money Market Fund — Class I Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.011	0.024	0.017	0.009	0.002
Net realized gain (loss)	0.001	(b) —	(0.001)	(b) —	(b) —
Total from investment operations	0.012	0.024	0.016	0.009	0.002
Distributions to shareholders from net investment income	(0.012)	(0.024)	(0.016)	(0.009)	(0.002)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.012)	(0.024)	(0.016)	(0.009)	(0.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	1.22%	2.40%	1.61%	0.87%	0.24%
Net assets, end of period (in 000’s)	$ 2,025,657	$ 1,316,874	$ 504,770	$ 216,443	$ 10,679
Ratio of net expenses to average net assets	0.18%	0.18%	0.18%	0.18%	(e) 0.18%
Ratio of total expenses to average net assets	0.21%	0.21%	0.29%	0.51%	(e) 4.88%
Ratio of net investment income to average net assets	1.11%	2.37%	1.68%	0.90%	(e) 0.41%
 *
Commenced operations on January 29, 2016.
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.0005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.
(e)
Annualized.

Investor Tax-Exempt Money Market Fund — Class I Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.014	0.010	0.006	0.001
Net realized gain	(b) —	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.007	0.014	0.010	0.007	0.001
Distributions to shareholders from net investment income	(0.007)	(0.014)	(0.010)	(0.006)	(0.001)
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.007)	(0.014)	(0.010)	(0.007)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.75%	1.42%	1.03%	0.63%	0.11%
Net assets, end of year (in 000’s)	$ 1,511,106	$ 1,444,641	$ 1,052,229	$ 924,326	$ 1,387,634
Ratio of net expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.11%
Ratio of total expenses to average net assets	0.20%	0.20%	0.22%	0.29%	0.24%
Ratio of net investment income to average net assets	0.73%	1.40%	1.02%	0.57%	0.07%
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.0005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.
73

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Money Market Funds Prospectus
(Institutional Shares and Class I Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSINSPRO-20

Prospectus
Capital Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: GCPXX
◼
Money Market Fund: GCKXX
◼
Treasury Obligations Fund: GCTXX
◼
Treasury Instruments Fund: GCIXX
◼
Treasury Solutions Fund: GCFXX
◼
Government Fund: GCGXX
◼
Federal Instruments Fund: FIKXX
Investor Funds
SM
◼
Tax-Exempt Money Market Fund: GCXXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$106	$185	$418

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund.Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.

The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.

Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.

Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return
illustrated
in
the
table
above
for
the
9
-
month
period
ended

September 30, 2020
was
0.51%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.64%	March 31, 2019
Worst Quarter Return	0.00%	June 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Capital Shares (Inception 8/12/2002)	2.24%	1.07%	0.54%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
4

Financial Square Money Market Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$106	$185	$418

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.

Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.

Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

6

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The
 total return
illustrated in the table above for the 9-month period ended
 September 30, 2020

was 0.51%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.63%	March 31, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Capital Shares (Inception 8/12/2002)	2.23%	1.07%	0.54%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

7

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$113	$197	$443

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
9

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

10

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.28%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.53%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Capital Shares (Inception 8/12/2002)	1.93%	0.83%	0.42%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$113	$197	$443

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in
12

repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.30%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.52%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Capital Shares (Inception 8/12/2002)	1.90%	0.81%	0.41%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$113	$197	$443

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
15

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

16

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The
total return
illustrated in the table above for the 9-month period ended
September 30, 2020
was
0.31
%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.52%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Capital Shares (Inception8/12/2002)	1.91%	0.82%	0.41%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
17

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$106	$185	$418

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
18

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past
performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.30%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.54%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Capital Shares (Inception 8/12/2002)	1.97%	0.86%	0.43%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
20

Financial Square Federal Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.18%
Shareholder Administration Fees	0.15%
All Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.35%
1

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement
for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$115	$201	$455

21

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
22

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.33%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.53%	June 30, 2019
Worst Quarter Return	0.01%	March 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Capital Shares (Inception 10/30/2015)	1.93%	1.00%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

23

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objec t ive
The Goldman Sachs Invest
or
Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expens e s of the Fund
This table descr
ib
es the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareho
ld
er Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operati
n
g Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.19%
Shareholder Administration Fees	0.15%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.35%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.33%
1

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of sh ar
eholder meetings, litigation and indemnification, and extraordinary expenses) to
0.014% of the Fund’s average daily net assets through at least Decem
b
er 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Exa m ple
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your
Capital Shares at the end of those periods. The Example also ass um
es that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$110	$195	$441

Principal Str a tegy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securitie
s
issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
25

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fu n d
You could lose mon
e
y by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
26

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a s
t
able $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performanc e
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.c
o
m/performance
or by calling
1-800-621-
2
550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.30%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.34%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TO T AL RETURN

For the period ended D ecember 31, 2019	1 Year	5 Years	10 Years
Capital Shares (Inception 8/12/2002)	1.16%	0.60%	0.30%

Portfolio Manag e ment
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

27

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
28

Additional Summary Information
Buying and Selling Fund Shares
Generally, Capital Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co.
LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions
(“Intermediaries”) that have agreed to provide certain shareholder administration services to their customers who are the beneficial owners of Capital Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Capital
Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Capital Shares, and may establish other requirements such as a minimum account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
29

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money
Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
30

Investment Management Approach
◼
Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.
Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 (the “Retail Fund”):
◼
Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low
31

income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk

◼
Manage interest rate risk

◼
Manage liquidity

INVESTMENT PROCESS
1.

Managing Credit Risk

The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.

◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.

The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.

◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.

◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.

Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;

◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

◼
Bid-ask spreads associated with securities in
the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are
32

Investment Management Approach
money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations,
Financial Square Treasury Solutions and Financial Square
Government Funds.

◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.

◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.

◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Capital Shares of the Retail Funds?”
below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or

33

redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.
Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.

INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
34

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
35

1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
36

Investment Policies Matrix

	Financial Square Funds			Investor Fund
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼
U.S. Government Securities		◼	◼
Bank Obligations
Commercial Paper				◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities
Repurchase Agreements	◼ 3	◼		◼
Asset-Backed and Receivables-Backed Securities
Foreign Government Obligations (US$)
Municipals				◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest in
the taxable money
market instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

37

1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
38

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Fund
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓
Geographic and Sector								✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓
Stable NAV			✓	✓	✓	✓	✓	✓
Tax								✓
U.S. Government Securities	✓	✓				✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's and Financial Square Money Market Fund's  investments more than if the  Funds were not invested to such a degree in the banking industry. The  Financial Square Prime Obligations Fund and Financial Square Money
Market Fund  may invest more than 25% of  their  total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of
these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising

39

interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund
or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund and Financial Square Money Market Fund
may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries

40

Risks of the Funds
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

41

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
42

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

43

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

44

Service Providers
ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
45

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
46

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Capital Shares. Certain features of Capital Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Tax-Exempt Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Capital Shares Of
The Fund?
Generally, Capital Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs
Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial Square Money
Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Capital Shares directly from a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Capital Shares be effected by wiring federal funds.
47

Who May Purchase Capital Shares Of The
Retail Fund?
Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail
Fund will be involuntarily redeemed from
the Fund.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Capital Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Capital Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in
Capital Shares:
◼
Shareholder administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

Pursuant to a capital  administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.15% (annualized) of the average daily net assets of the Capital Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s shareholder administration fees. These temporary waivers may be modified or terminated at any time at the option of
Goldman Sachs, without
shareholder approval.
48

Shareholder Guide
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the shareholder administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the
Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an
Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment
Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain
Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases,
Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services.
Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Capital Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Capital Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Capital Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Capital Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Capital Shares held by non-complying accounts, and may impose a charge for any
special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
49

What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Capital Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in

50

Shareholder Guide
good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.
Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
51

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Capital Shares Of
The Funds?
Generally, Capital Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Capital Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Capital Shares
Of The Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
52

Shareholder Guide
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Capital Shares held in an account maintained and serviced by your
Intermediary. If your Capital Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on
your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
53

When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

54

Shareholder Guide
What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Capital Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

55

◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
56

Shareholder Guide
Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In
Capital Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
57

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt
Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income.
Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
58

Taxation
disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
59

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S.
dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund
60

Appendix A
consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and
Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Assetbacked securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgagebacked securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the
61

underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
62

Appendix A
Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed
63

facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a
64

Appendix A
when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
65

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Capital Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0108	0.0227	0.0178	0.0024	0.002
Net realized and unrealized gain (loss)	0.0004	0.0006	(0.0026)	0.0048	(b) —
Total from investment operations	0.0112	0.0233	0.0152	0.0072	0.002
Distributions to shareholders from net investment income	(0.0106)	(0.0229)	(0.0153)	(0.0068)	(0.002)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0106)	(0.0229)	(0.0153)	(0.0069)	(0.002)
Net asset value, end of year	$ 1.0012	$ 1.0006	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	1.12%	2.35%	1.53%	0.72%	0.16%
Net assets, end of year (in 000’s)	$ 1,014	$ 6,755	$ 6,829	$ 407	$ 140,138
Ratio of net expenses to average net assets	0.31%	0.28%	0.26%	0.33%	0.31%
Ratio of total expenses to average net assets	0.33%	0.33%	0.36%	0.42%	0.38%
Ratio of net investment income to average net assets	1.07%	2.27%	1.78%	0.24%	0.16%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

66

Appendix B

Financial Square Money Market Fund — Capital Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0004	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0100	0.0231	0.0177	0.0020	0.002
Net realized and unrealized gain	0.0010	0.0011	0.0001	0.0051	(b) —
Total from investment operations	0.0110	0.0242	0.0178	0.0071	0.002
Distributions to shareholders from net investment income	(0.0105)	(0.0240)	(0.0177)	(0.0068)	(0.002)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	—	(b) —
Total distributions (d)	(0.0105)	(0.0240)	(0.0177)	(0.0068)	(0.002)
Net asset value, end of year	$ 1.0011	$ 1.0006	$ 1.0004	$ 1.0003	$ 1.000
Total return (e)	1.10%	2.35%	1.54%	0.72%	0.18%
Net assets, end of year (in 000’s)	$ 15,265	$ 11,720	$ 1	$ 1	$ 108,671
Ratio of net expenses to average net assets	0.29%	0.28%	0.11%	0.33%	0.33%
Ratio of total expenses to average net assets	0.33%	0.33%	0.35%	0.40%	0.38%
Ratio of net investment income to average net assets	1.00%	2.31%	1.77%	0.20%	0.18%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

Financial Square Treasury Obligations Fund — Capital Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.020	0.012	0.003	(b) —
Net realized gain	0.001	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.020	0.012	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.020)	(0.012)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.020)	(0.012)	(0.003)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.80%	2.05%	1.21%	0.35%	0.05%
Net assets, end of year (in 000’s)	$ 372,260	$ 390,680	$ 299,105	$ 269,417	$ 404,533
Ratio of net expenses to average net assets	0.34%	0.35%	0.35%	0.35%	0.30%
Ratio of total expenses to average net assets	0.35%	0.35%	0.36%	0.38%	0.38%
Ratio of net investment income to average net assets	0.74%	2.01%	1.19%	0.34%	0.03%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

67

Financial Square Treasury Instruments Fund — Capital Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.009	0.020	0.011	0.004	(b) —
Net realized gain (loss)	(0.001)	(b) —	0.001	(0.001)	(b) —
Total from investment operations	0.008	0.020	0.012	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.020)	(0.012)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.020)	(0.012)	(0.003)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.82%	2.01%	1.19%	0.33%	0.03%
Net assets, end of year (in 000’s)	$ 725,405	$ 766,401	$ 374,831	$ 1,054,817	$ 495,853
Ratio of net expenses to average net assets	0.33%	0.35%	0.35%	0.35%	0.30%
Ratio of total expenses to average net assets	0.35%	0.35%	0.36%	0.38%	0.38%
Ratio of net investment income to average net assets	0.85%	1.98%	1.08%	0.38%	0.02%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Financial Square Treasury Solutions Fund — Capital Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.020	0.012	0.003	(b) —
Net realized gain	0.001	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.020	0.012	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.020)	(0.012)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.020)	(0.012)	(0.003)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.83%	2.02%	1.19%	0.34%	0.03%
Net assets, end of year (in 000’s)	$ 201,227	$ 162,212	$ 165,645	$ 215,820	$ 264,092
Ratio of net expenses to average net assets	0.32%	0.35%	0.35%	0.35%	0.32%
Ratio of total expenses to average net assets	0.35%	0.35%	0.36%	0.38%	0.38%
Ratio of net investment income to average net assets	0.65%	1.97%	1.15%	0.30%	0.01%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

68

Appendix B

Financial Square Government Fund — Capital Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.008	0.021	0.012	0.004	0.001
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.021	0.012	0.004	0.001
Distributions to shareholders from net investment income	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.83%	2.08%	1.22%	0.40%	0.08%
Net assets, end of year (in 000’s)	$ 1,291,798	$ 1,302,391	$ 1,287,999	$ 893,496	$ 1,390,271
Ratio of net expenses to average net assets	0.32%	0.33%	0.32%	0.33%	0.30%
Ratio of total expenses to average net assets	0.33%	0.33%	0.34%	0.38%	0.38%
Ratio of net investment income to average net assets	0.76%	2.05%	1.24%	0.37%	0.07%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

	Year Ended August 31,				Period Ended August 31, 2016 *
Financial Square Federal Instruments Fund — Capital Shares	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.019	0.012	0.003	(b) —
Net realized gain	0.002	0.001	(b) —	0.001	(b) —
Total from investment operations	0.009	0.020	0.012	0.004	(b) —
Distributions to shareholders from net investment income	(0.009)	(0.020)	(0.012)	(0.004)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.020)	(0.012)	(0.004)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.85%	2.03%	1.19%	0.37%	0.05%
Net assets, end of period (in 000’s)	$ 1,135	$ 626	$ 5,136	$ 16,147	$ 50
Ratio of net expenses to average net assets	0.28%	0.33%	0.35%	0.35%	(e) 0.33%
Ratio of total expenses to average net assets	0.36%	0.37%	0.40%	0.43%	(e) 0.54%
Ratio of net investment income to average net assets	0.74%	1.90%	1.04%	0.31%	(e) 0.04%
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

69

	Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Capital Shares	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.010	0.017	0.013	0.003	(b) —
Net realized gain	(b) —	(b) —	(b) —	0.002	(b) —
Total from investment operations	0.010	0.017	0.013	0.005	(b) —
Distributions to shareholders from net investment income	(0.010)	(0.017)	(0.013)	(0.004)	(b) —
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.010)	(0.017)	(0.013)	(0.005)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.62%	1.27%	0.88%	0.48%	0.04%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 886
Ratio of net expenses to average net assets	0.18%	0.18%	0.18%	0.33%	0.19%
Ratio of total expenses to average net assets	0.35%	0.35%	0.37%	0.44%	0.39%
Ratio of net investment income to average net assets	0.99%	1.69%	1.31%	0.30%	0.04%
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.0005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.
70

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Money Market Funds Prospectus
(Capital Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at
1-800-621-2550
.
You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website:
http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSCAPPRO-20

Prospectus
Service Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: FBSXX
◼
Money Market Fund: FSVXX
◼
Treasury Obligations Fund: FYAXX
◼
Treasury Instruments Fund: FYSXX
◼
Treasury Solutions Fund: FVSXX
◼
Government Fund: FOSXX
◼
Federal Instruments Fund: FILXX
Investor Funds
SM
◼
Money Market Fund: FHSXX
◼
Tax-Exempt Money Market Fund: FESXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$218	$379	$847

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performa n ce
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.27%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	March 31, 2019
Worst Quarter Return	0.00%	June 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Service Shares (Inception 1/8/1992)	1.89%	0.81%	0.41%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
4

Financial Square Money Market Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$218	$379	$847

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Ri s ks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
6

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relat ing
to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Perform a nce
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfu
nd
s.com/performance
or by calling
1-
8
00-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.34%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.54%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2016

AVERAGE ANNUA L TOTAL RETURN

For the period ended De c ember 31, 2019	1 Year	5 Years	10 Years
Service Shares (Inception 7/14/1995)	1.85%	0.80%	0.40%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

7

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary

Investment O b jective
The Goldman Sa
c
hs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and E x penses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as b
r
okerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Sha
r
eholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund O
p
erating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.70%

Expense Exa m ple
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you in
v
est $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$224	$390	$871

Principal Stra t egy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. T
r
easury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
9

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

10

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.19%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.44%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Service Shares (Inception 10/15/1991)	1.57%	0.61%	0.31%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.70%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$224	$390	$871

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in
12

repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.20%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.43%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Service Shares (Inception 3/5/1997)	1.54%	0.60%	0.30%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary

Investm en t Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by inves ti
ng exclusively in high quality money
market instruments.

Fees and Expenses of the Fu nd
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which
a
re not reflected in the table and
Example below.
Shareholder Fe
e
s
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating E
x
penses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.70%

Expense Exampl e
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end of those periods. The Example also as su
mes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$224	$390	$871

Principal Strate g y
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with th
e Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
15

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

16

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.21%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.44%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Service Shares (Inception 3/25/1997)	1.56%	0.60%	0.30%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
17

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$218	$379	$847

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
18

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.20%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.45%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Service Shares (Inception 5/16/1995)	1.61%	0.62%	0.32%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
20

Financial Square Federal Instruments Fund—Summary

Investment Objec t ive
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by in ve
sting exclusively in high quality money
market instruments.

Fees and Expenses of the F u nd
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, w
h
ich are not reflected in the table and
Example below.
Shareholder Fe
e
s
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Ex
p
enses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Shareholder Administration Fees	0.25%
All Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.70%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least Dece
m
ber 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
Expense Exam p le
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$226	$394	$882

21

Principal S tr ategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Gover
nm
ent Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the F u nd
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
22

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.22%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.44%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Service Shares (Inception 10/30/2015)	1.57%	0.72%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

23

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
24

Investor Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Shareholder Administration Fees	0.25%
All Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.71%
Expense Limitation 1	(0.03)%
Total Annual Fund Operating Expenses After Expense Limitation	0.68%
1

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to
0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$224	$392	$880

25

Principal Str at egy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. govern-
ment agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-deno
mi
nated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of th e Fund
You could lose money by inv
e
sting in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under
26

unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats cou ld
also significantly impact the Fund and
its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Perfo r mance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/p
e
rformance
or by calling
1-800-
6
21-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.31%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.50%	March 31, 2019
Worst Quarter Return	0.06%	December 31, 2016

27

AVERAGE ANNUAL TO T AL RETURN

For the period ended De c ember 31, 2019	1 Year	Since Inception
Service Shares (Inception 5/31/2016)	1.78%	1.09%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
28

Investor Tax-Exempt Money Market Fund—Summary

Investment O b jective
The Goldm
a
n Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees a nd Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as
brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Sh
a
reholder Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual F
u
nd Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Shareholder Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.70%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.68%
1

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to
0.014% of the Fund’s average daily net assets through at least Dec
e
mber 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expen s e Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your
Service Shares at the end o
f
those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$222	$388	$869

Principal S trategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Asse
t
s”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
29

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
30

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.19%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.26%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Service Shares (Inception 9/23/1994)	0.80%	0.36%	0.19%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

31

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
32

Additional Summary Information
Buying and Selling Fund Shares
Generally, Service Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co.
LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions
(“Intermediaries”) that have agreed to provide shareholder administration and personal and account maintenance services to their customers who are the beneficial owners of Service Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Service Shares is generally $10 million, and there is no minimum imposed upon additional investments.
Intermediaries may, however, impose a minimum amount for initial and additional investments in Service Shares, and may establish other requirements such as a minimum
account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
33

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund and Investor Money Market Fund may be
changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund
The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money Market Fund (Institutional)
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund
The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
34

Investment Management Approach
◼
Treasury Instruments Fund
The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund
The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund
The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund
The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.
Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):
◼
Money Market Fund (Retail)
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Tax-Exempt Money Market Fund (Retail)
The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
35

All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk
◼
Manage interest rate risk
◼
Manage liquidity
INVESTMENT PROCESS
1.

Managing Credit Risk
The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.
◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.
The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.
◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.
◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.
3.

Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;
◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
36

Investment Management Approach
◼
Bid-ask spreads associated with securities in
the portfolios.
References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).
Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial
Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square
Government Funds.
◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.
◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.
◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Service Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’
notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without
shareholder approval.
◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.
◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).
◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).
◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly
37

liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.
◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.
Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.

INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.
◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.
◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.
In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
38

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
39

1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
40

Investment Policies Matrix

	Financial Square Funds			Investor Funds
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Money Market	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities		◼	◼	◼
Bank Obligations				◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper				◼ U.S. and foreign (US$) commercial paper	◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities				◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼ 3	◼		◼	◼
Asset-Backed and Receivables-Backed Securities				◼
Foreign Government Obligations (US$)				◼ 4
Municipals				◼ 5	◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼	◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼	◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Taxable federal and state 12	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest
in the taxable
money market
instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

41

1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
42

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Funds
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓						✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓						✓
Geographic and Sector									✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓	✓
Stable NAV			✓	✓	✓	✓	✓	✓	✓
Tax									✓
U.S. Government Securities	✓	✓				✓	✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's, Financial Square Money Market Fund's and Investor Money Market Fund's
investments more than if the  Funds were  not invested to such a degree in the banking industry. The  Financial Square Prime
Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund  may invest more than 25% of  their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an

43

obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and
Investor Money Market Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund, Financial
Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
44

Risks of the Funds
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest

45

earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
46

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Money Market Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

47

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Money Market Fund	0.16%	0.16%
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
48

Service Providers
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
49

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
50

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Service Shares. Certain features of Service Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund	◼ Tax-Exempt Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Service Shares Of
The Fund?
Generally, Service Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs
Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial Square Money
Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Service Shares directly from a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Service Shares be effected by wiring federal funds.
51

Who May Purchase Service Shares Of The
Retail Funds?
Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the
Retail Funds will be involuntarily redeemed from
the Funds.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Service Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Service Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in
Service Shares:
◼
Personal and account maintenance services

◼
Provide facilities to answer inquiries and respond to correspondence

◼
Act as liaison between the Intermediary’s customers and the Trust

◼
Assist customers in completing application forms, selecting dividend and other options, and similar services

◼
Shareholder administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

52

Shareholder Guide
Pursuant to a service plan and a shareholder administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the Service Shares of the
Funds that are attributable to or held in the name of an Intermediary for its customers. Fees for personal and account maintenance services are paid pursuant to the Service Shares’ service plan and are subject to the requirements of Rule 12b-1 under the Investment
Company Act. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and shareholder administration fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and shareholder administration fees described in the Prospectus. Such payments are intended to compensate
Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the
Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings;
assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman
Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs, sales contests and/or promotions. The payments by the Investment Adviser,
Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate
Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the
Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments
and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Service Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Service Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Service Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
53

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Service Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Service Shares held by non-complying accounts, and may impose a charge for any
special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Service Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
54

Shareholder Guide
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed

55

for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

56

Shareholder Guide
How to Sell Shares
How Can I Sell Service Shares Of
The Funds?
Generally, Service Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Service Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Service Shares
Of The Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Service Shares held in an account maintained and serviced by your
Intermediary. If your Service Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on
your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
57

When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

58

Shareholder Guide
What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Service Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

59

◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
60

Shareholder Guide
Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In
Service Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
61

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market
Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not
maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
62

Taxation
disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
63

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money
Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
64

Appendix A
Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may
65

become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the
66

Appendix A
tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
67

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
68

Appendix A
When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
69

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Service Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0004	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0167	0.0197	0.0145	0.0003	(b) —
Net realized and unrealized gain (loss)	(0.0079)	(0.0001)	(0.0028)	0.0035	(b) —
Total from investment operations	0.0088	0.0196	0.0117	0.0038	(b) —
Distributions to shareholders from net investment income	(0.0088)	(0.0194)	(0.0118)	(0.0034)	(b) —
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0088)	(0.0194)	(0.0118)	(0.0035)	(b) —
Net asset value, end of year	$ 1.0004	$ 1.0004	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	0.76%	2.00%	1.16%	0.38%	0.01%
Net assets, end of year (in 000’s)	$ 9	$ 5,098	$ 102	$ 103	$ 253,231
Ratio of net expenses to average net assets	0.66%	0.63%	0.61%	0.59%	0.42%
Ratio of total expenses to average net assets	0.68%	0.68%	0.71%	0.77%	0.73%
Ratio of net investment income to average net assets	1.66%	1.97%	1.45%	0.03%	(f) —%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

(f)
Amount is less than 0.005% of average
net assets.

70

Appendix B

Financial Square Money Market Fund — Service Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0002	$ 1.0001	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0126	0.0199	0.0115	0.0011	(b) —
Net realized and unrealized gain (loss)	(0.0041)	(0.0003)	0.0001	0.0027	(b) —
Total from investment operations	0.0085	0.0196	0.0116	0.0038	(b) —
Distributions to shareholders from net investment income	(0.0081)	(0.0195)	(0.0118)	(0.0034)	(b) —
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0081)	(0.0195)	(0.0118)	(0.0035)	(b) —
Net asset value, end of year	$ 1.0006	$ 1.0002	$ 1.0001	$ 1.0003	$ 1.000
Total return (e)	0.81%	1.99%	1.16%	0.38%	0.01%
Net assets, end of year (in 000’s)	$ 3	$ 8	$ 128	$ 67	$ 17,000
Ratio of net expenses to average net assets	0.64%	0.63%	0.61%	0.60%	0.49%
Ratio of total expenses to average net assets	0.68%	0.68%	0.70%	0.75%	0.73%
Ratio of net investment income to average net assets	1.26%	1.99%	1.15%	0.11%	(f) —%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

(f)
Amount is less than 0.005% of average
net assets.

Financial Square Treasury Obligations Fund — Service Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.017	0.009	0.001	(b) —
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.006	0.017	0.009	0.001	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.017)	(0.009)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.017)	(0.009)	(0.001)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.59%	1.69%	0.86%	0.11%	0.01%
Net assets, end of year (in 000’s)	$ 937,649	$ 936,398	$ 1,342,308	$ 954,846	$ 787,768
Ratio of net expenses to average net assets	0.55%	0.70%	0.70%	0.59%	0.33%
Ratio of total expenses to average net assets	0.70%	0.70%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	0.55%	1.67%	0.88%	0.11%	(0.01)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

71

Financial Square Treasury Instruments Fund — Service Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.003	0.016	0.008	0.001	(b) —
Net realized gain	0.003	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.006	0.016	0.008	0.001	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.016)	(0.008)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.016)	(0.008)	(0.001)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.60%	1.65%	0.84%	0.10%	(e) —%
Net assets, end of year (in 000’s)	$ 116,172	$ 26,723	$ 22,063	$ 47,234	$ 91,598
Ratio of net expenses to average net assets	0.41%	0.70%	0.70%	0.55%	0.29%
Ratio of total expenses to average net assets	0.70%	0.70%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	0.28%	1.60%	0.79%	0.05%	(0.01)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

(e)
Amount is less than 0.005%.

Financial Square Treasury Solutions Fund — Service Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.005	0.016	0.008	0.001	(b) —
Net realized gain	0.001	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.006	0.016	0.008	0.001	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.016)	(0.008)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.016)	(0.008)	(0.001)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.62%	1.66%	0.84%	0.10%	0.01%
Net assets, end of year (in 000’s)	$ 208,499	$ 124,910	$ 155,808	$ 144,728	$ 142,607
Ratio of net expenses to average net assets	0.50%	0.70%	0.70%	0.58%	0.29%
Ratio of total expenses to average net assets	0.70%	0.70%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	0.47%	1.60%	0.83%	0.08%	(0.02)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

72

Appendix B

Financial Square Government Fund — Service Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.017	0.009	0.001	(b) —
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.006	0.017	0.009	0.001	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.017)	(0.009)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.017)	(0.009)	(0.001)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.61%	1.72%	0.87%	0.12%	0.01%
Net assets, end of year (in 000’s)	$ 1,775,966	$ 665,252	$ 587,810	$ 337,219	$ 368,299
Ratio of net expenses to average net assets	0.53%	0.68%	0.67%	0.60%	0.36%
Ratio of total expenses to average net assets	0.68%	0.68%	0.69%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	0.58%	1.69%	0.93%	0.11%	(0.01)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

	Year Ended August 31,				Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Service Shares	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.016	0.008	0.001	(b) —
Net realized gain	(b) —	0.001	(b) —	(b) —	(b) —
Total from investment operations	0.006	0.017	0.008	0.001	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.017)	(0.008)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.017)	(0.008)	(0.001)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.63%	1.67%	0.84%	0.10%	0.01%
Net assets, end of period (in 000’s)	$ 11,490	$ 11,493	$ 11,003	$ 15,129	$ 14,949
Ratio of net expenses to average net assets	0.50%	0.68%	0.70%	0.62%	(e) 0.39%
Ratio of total expenses to average net assets	0.71%	0.72%	0.75%	0.78%	(e) 0.89%
Ratio of net investment income (loss) to average net assets	0.57%	1.64%	0.83%	0.09%	(e) (0.01)%
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

73

	Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Service Shares	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.018	0.009	0.004	(b) —
Net realized gain	0.002	0.001	0.002	(b) —	(b) —
Total from investment operations	0.008	0.019	0.011	0.004	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.019)	(0.011)	(0.004)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.019)	(0.011)	(0.004)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.78%	1.89%	1.11%	0.39%	0.05%
Net assets, end of period (in 000’s)	$ 56,453	$ 30,615	$ 11	$ 50	$ 50
Ratio of net expenses to average net assets	0.62%	0.68%	0.68%	0.68%	(e) 0.61%
Ratio of total expenses to average net assets	0.71%	0.71%	0.79%	1.01%	(e) 5.38%
Ratio of net investment income to average net assets	0.62%	1.75%	0.92%	0.36%	(e) 0.02%
 *
Commenced operations on May 31, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

	Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Service Shares	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.005	0.009	0.005	—(b)	—(b)
Net realized gain (loss)	(0.001)	—(b)	—(b)	0.002	—(b)
Total from investment operations	0.004	0.009	0.005	0.002	—(b)
Distributions to shareholders from net investment income	(0.004)	(0.009)	(0.005)	(0.001)	—(b)
Distributions to shareholders from net realized gains	—	—(b)	—(b)	(0.001)	—(b)
Total distributions (c)	(0.004)	(0.009)	(0.005)	(0.002)	—(b)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.39%	0.91%	0.53%	0.15%	0.01%
Net assets, end of year (in 000’s)	$ 818	$ 2,102	$ 836	$ 841	$ 58,173
Ratio of net expenses to average net assets	0.56%	0.68%	0.68%	0.63%	0.21%
Ratio of total expenses to average net assets	0.70%	0.70%	0.72%	0.79%	0.74%
Ratio of net investment income to average net assets	0.45%	0.91%	0.52%	0.04%	0.01%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions

74

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Money Market Funds Prospectus
(Service Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at
1-800-621-2550
.
You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website:
http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSSVCPRO-20

Prospectus
Preferred Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: GPPXX

◼
Money Market Fund: GPMXX

◼
Treasury Obligations Fund: GPOXX

◼
Treasury Instruments Fund: GPIXX

◼
Treasury Solutions Fund: GPFXX

◼
Government Fund: GPGXX

◼
Federal Instruments Fund: FIHXX

Investor Funds
SM
◼
Tax-Exempt Money Market Fund: GPTXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.28%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$90	$157	$356

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.55%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.66%	March 31, 2019
Worst Quarter Return	0.00%	June 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Preferred Shares (Inception 5/1/1996)	2.28%	1.11%	0.56%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
4

Financial Square Money Market Fund—Summary

INVESTMENT OBJECTIVE
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.28%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$90	$157	$356

PRINCIPAL STRATEGY
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
6

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.54%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.65%	March 31, 2019
Worst Quarter Return	0.00%	March 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Preferred Shares (Inception 5/1/1996)	2.28%	1.12%	0.57%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

7

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$97	$169	$381

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
9

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

10

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available a
t no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.30%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.54%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Preferred Shares (Inception 5/1/1996)	1.98%	0.87%	0.44%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$97	$169	$381

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in
12

repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance in formation is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.32%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.53%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Preferred Shares (Inception 5/30/1997)	1.95%	0.85%	0.43%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$97	$169	$381

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
15

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

16

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.33%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.54%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Preferred Shares (Inception 5/30/1997)	1.96%	0.86%	0.43%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
17

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.28%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$90	$157	$356

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
18

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.33%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.55%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Preferred Shares (Inception 5/1/1996)	2.02%	0.90%	0.45%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
20

Financial Square Federal Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such
as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.13%
Administration Fees	0.10%
All Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.30%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$99	$173	$392

21

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
22

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.35%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.54%	June 30, 2019
Worst Quarter Return	0.02%	March 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Preferred Shares (Inception 10/30/2015)	1.98%	1.04%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

23

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.14%
Administration Fees	0.10%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.30%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.28%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the
Fund’s average daily net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$94	$167	$379

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
25

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
26

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.32%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.36%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Preferred Shares (Inception 5/1/1996)	1.21%	0.63%	0.33%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

27

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
28

Additional Summary Information
Buying and Selling Fund Shares
Generally, Preferred Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co.
LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions
(“Intermediaries”) that have agreed to provide certain administration services to their customers who are the beneficial owners of
Preferred Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Preferred Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Preferred Shares, and may establish other requirements such as a minimum account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
29

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money
Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
30

Investment Management Approach
◼
Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.
Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 (the “Retail Fund”):
◼
Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low
31

income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk

◼
Manage interest rate risk

◼
Manage liquidity

32

Investment Management Approach
INVESTMENT PROCESS
1.

Managing Credit Risk

The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.

◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.

The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.

◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.

◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.

Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;

◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

◼
Bid-ask spreads associated with securities in
the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations,
Financial Square Treasury Solutions and Financial Square
Government Funds.

◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.

◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.

◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own

33

accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Preferred Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.

34

Investment Management Approach
INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
35

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
36

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
37

	Financial Square Funds			Investor Fund
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼
U.S. Government Securities		◼	◼
Bank Obligations
Commercial Paper				◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities
Repurchase Agreements	◼ 3	◼		◼
Asset-Backed and Receivables-Backed Securities
Foreign Government Obligations (US$)
Municipals				◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest in
the taxable money
market instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

38

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
39

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Fund
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓
Geographic and Sector								✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓
Stable NAV			✓	✓	✓	✓	✓	✓
Tax								✓
U.S. Government Securities	✓	✓				✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligation Fund's and Financial Square Money Market Fund's  investments more than if the  Funds were not invested to such a degree in the banking industry. The  Financial Square Prime Obligations Fund and Financial Square Money
Market Fund  may invest more than 25% of  their  total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of
these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising

40

Risks of the Funds
interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund
or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund and Financial Square Money Market Fund
may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries

41

(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

42

Risks of the Funds
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
43

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

44

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

45

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
46

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
47

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Preferred Shares. Certain features of Preferred Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Tax-Exempt Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Preferred Shares Of
The Fund?
Generally, Preferred Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by
Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial
Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Preferred
Shares directly from
a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Preferred Shares be effected by wiring federal funds.
48

Shareholder Guide
Who May Purchase Preferred Shares Of The
Retail Fund?
Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail
Fund will be involuntarily redeemed from
the Fund.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Preferred Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Preferred Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in
Preferred Shares:
◼
Administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

Pursuant to a preferred administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.10% (annualized) of the average daily net assets of the Preferred Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman
Sachs, without
shareholder approval.
49

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’
inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an
Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment
Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain
Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases,
Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services.
Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Preferred Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Preferred Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Preferred Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Preferred Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Preferred Shares held by non-complying accounts, and may impose a charge for any
special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
50

Shareholder Guide
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Preferred Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in

51

good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.
Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
52

Shareholder Guide
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Preferred Shares Of
The Funds?
Generally, Preferred Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Preferred Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Preferred Shares
Of The Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
53

When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Preferred Shares held in an account maintained and serviced by your
Intermediary. If your Preferred Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
54

Shareholder Guide
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

55

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Preferred Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

56

Shareholder Guide
◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
57

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In
Preferred Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
58

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt
Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income.
Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
59

disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
60

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S.
dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund
61

consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and
Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the
62

Appendix A
underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
63

Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed
64

Appendix A
facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a
65

when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
66

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Preferred Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0004	$ 1.0001	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0111	0.0233	0.0142	0.0030	0.002
Net realized and unrealized gain (loss)	0.0006	0.0004	0.0014	0.0047	(b) —
Total from investment operations	0.0117	0.0237	0.0156	0.0077	0.002
Distributions to shareholders from net investment income	(0.0111)	(0.0234)	(0.0158)	(0.0073)	(0.002)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0111)	(0.0234)	(0.0158)	(0.0074)	(0.002)
Net asset value, end of year	$ 1.0010	$ 1.0004	$ 1.0001	$ 1.0003	$ 1.000
Total return (e )	1.16%	2.41%	1.57%	0.77%	0.20%
Net assets, end of year (in 000’s)	$ 3,365	$ 2,839	$ 2,624	$ 1,003	$ 279,445
Ratio of net expenses to average net assets	0.26%	0.23%	0.21%	0.28%	0.28%
Ratio of total expenses to average net assets	0.28%	0.28%	0.31%	0.37%	0.33%
Ratio of net investment income to average net assets	1.11%	2.33%	1.42%	0.30%	0.19%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

67

Financial Square Money Market Fund — Preferred Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0136	0.0231	0.0172	0.0032	0.002
Net realized and unrealized gain (loss)	(0.0021)	0.0008	(0.0015)	0.0044	(b) —
Total from investment operations	0.0115	0.0239	0.0157	0.0076	0.002
Distributions to shareholders from net investment income	(0.0110)	(0.0235)	(0.0158)	(0.0072)	(0.002)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0110)	(0.0235)	(0.0158)	(0.0073)	(0.002)
Net asset value, end of year	$ 1.0011	$ 1.0006	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	1.15%	2.41%	1.58%	0.77%	0.22%
Net assets, end of year (in 000’s)	$ 1,919	$ 4,901	$ 2,752	$ 1,418	$ 59,053
Ratio of net expenses to average net assets	0.25%	0.23%	0.21%	0.28%	0.28%
Ratio of total expenses to average net assets	0.28%	0.28%	0.30%	0.35%	0.33%
Ratio of net investment income to average net assets	1.35%	2.31%	1.72%	0.32%	0.20%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

Financial Square Treasury Obligations Fund — Preferred Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.008	0.021	0.013	0.004	0.001
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.021	0.013	0.004	0.001
Distributions to shareholders from net investment income	(0.008)	(0.021)	(0.013)	(0.004)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.021)	(0.013)	(0.004)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.84%	2.10%	1.26%	0.40%	0.08%
Net assets, end of year (in 000’s)	$ 771,943	$ 461,459	$ 173,807	$ 123,436	$ 81,542
Ratio of net expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.25%
Ratio of total expenses to average net assets	0.30%	0.30%	0.31%	0.33%	0.33%
Ratio of net investment income to average net assets	0.76%	2.08%	1.28%	0.40%	0.05%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

68

Appendix B

Financial Square Treasury Instruments Fund — Preferred Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.020	0.012	0.003	0.001
Net realized gain	0.002	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.009	0.020	0.012	0.004	0.001
Distributions to shareholders from net investment income	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.86%	2.06%	1.24%	0.38%	0.06%
Net assets, end of year (in 000’s)	$ 113,769	$ 92,406	$ 45,007	$ 39,754	$ 12,735
Ratio of net expenses to average net assets	0.29%	0.30%	0.30%	0.30%	0.26%
Ratio of total expenses to average net assets	0.30%	0.30%	0.31%	0.33%	0.33%
Ratio of net investment income to average net assets	0.68%	2.02%	1.24%	0.34%	0.05%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Financial Square Treasury Solutions Fund — Preferred Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.008	0.020	0.013	0.003	0.001
Net realized gain (loss)	0.001	(b) —	(0.001)	0.001	(b) —
Total from investment operations	0.009	0.020	0.012	0.004	0.001
Distributions to shareholders from net investment income	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.87%	2.07%	1.24%	0.39%	0.07%
Net assets, end of year (in 000’s)	$ 52,791	$ 38,419	$ 19,545	$ 14,565	$ 75,756
Ratio of net expenses to average net assets	0.29%	0.30%	0.30%	0.30%	0.26%
Ratio of total expenses to average net assets	0.30%	0.30%	0.31%	0.33%	0.33%
Ratio of net investment income to average net assets	0.78%	2.04%	1.26%	0.25%	0.03%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

69

Financial Square Government Fund — Preferred Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.009	0.021	0.013	0.004	0.001
Net realized gain	(b) —	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.009	0.021	0.013	0.005	0.001
Distributions to shareholders from net investment income	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.88%	2.13%	1.28%	0.45%	0.12%
Net assets, end of year (in 000’s)	$ 1,627,349	$ 1,755,404	$ 1,330,598	$ 553,781	$ 536,818
Ratio of net expenses to average net assets	0.28%	0.28%	0.27%	0.28%	0.27%
Ratio of total expenses to average net assets	0.28%	0.28%	0.29%	0.33%	0.33%
Ratio of net investment income to average net assets	0.89%	2.08%	1.32%	0.43%	0.13%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Financial Square Federal Instruments Fund — Preferred Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.004	0.021	0.012	0.004	0.001
Net realized gain	0.005	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.009	0.021	0.012	0.004	0.001
Distributions to shareholders from net investment income	(0.009)	(0.021)	(0.012)	(0.004)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.021)	(0.012)	(0.004)	(0.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.89%	2.08%	1.24%	0.42%	0.08%
Net assets, end of period (in 000’s)	$ 22,779	$ 5,536	$ 2,386	$ 50	$ 50
Ratio of net expenses to average net assets	0.24%	0.28%	0.30%	0.30%	0.29%(e)
Ratio of total expenses to average net assets	0.31%	0.32%	0.35%	0.38%	0.49%(e)
Ratio of net investment income to average net assets	0.39%	2.09%	1.43%	0.41%	0.08%(e)
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

70

Appendix B

Investor Tax-Exempt Money Market Fund — Preferred Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.005	0.013	0.009	0.005	0.001
Net realized gain	0.002	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.007	0.013	0.009	0.006	0.001
Distributions to shareholders from net investment income	(0.007)	(0.013)	(0.009)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.007)	(0.013)	(0.009)	(0.006)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.66%	1.32%	0.93%	0.53%	0.06%
Net assets, end of year (in 000’s)	$ 91	$ 61	$ 68	$ 37	$ 46
Ratio of net expenses to average net assets	0.26%	0.28%	0.28%	0.28%	0.13%
Ratio of total expenses to average net assets	0.30%	0.30%	0.32%	0.39%	0.34%
Ratio of net investment income to average net assets	0.45%	1.31%	0.93%	0.48%	0.03%
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.0005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.
71

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Money Market Funds Prospectus
(Preferred Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at
1-800-621-2550
.
You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website:
http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSPREFPRO-20

Prospectus
Select Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: GSPXX
◼
Money Market Fund: GSMXX
◼
Treasury Obligations Fund: GSOXX
◼
Treasury Instruments Fund: GSIXX
◼
Treasury Solutions Fund: GSFXX
◼
Government Fund: GSGXX
◼
Federal Instruments Fund: FIJXX
Investor Funds
SM
◼
Tax-Exempt Money Market Fund: GSTXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.21%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your
Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$68	$118	$268

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.61%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.66%	March 31, 2019
Worst Quarter Return	0.00%	September 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Select Shares (Inception 1/31/2000)	2.35%	1.17%	0.61%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
4

Financial Square Money Market Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.21%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your
Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$68	$118	$268

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
6

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.58%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.66%	March 31, 2019
Worst Quarter Return	0.01%	March 31, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Select Shares (Inception 1/31/2000)	2.35%	1.19%	0.64%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

7

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your
Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$74	$130	$293

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
9

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

10

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.35%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Select Shares (Inception 1/31/2000)	2.05%	0.93%	0.47%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your
Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$74	$130	$293

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in
12

repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance
information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.36%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.55%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Select Shares (Inception 1/31/2000)	2.02%	0.91%	0.46%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your
Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$74	$130	$293

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
15

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

16

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.36%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.55%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Select Shares (Inception 1/31/2000)	2.04%	0.92%	0.46%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
17

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.21%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your
Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$68	$118	$268

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
18

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.37%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.57%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Select Shares (Inception 1/31/2000)	2.09%	0.96%	0.49%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
20

Financial Square Federal Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.06%
Administration Fees	0.03%
All Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.23%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$76	$134	$305

21

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
22

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.39%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	June 30, 2019
Worst Quarter Return	0.04%	March 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Select Shares (Inception 10/30/2015)	2.05%	1.11%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

23

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.07%
Administration Fees	0.03%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.21%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the
Fund’s average daily net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your
Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$72	$127	$291

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
25

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program.
There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
26

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.36%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.37%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Select Shares (Inception 1/31/2000)	1.28%	0.69%	0.36%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

27

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
28

Additional Summary Information
Buying and Selling Fund Shares
Generally, Select Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co.
LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions
(“Intermediaries”) that have agreed to provide certain administration services to their customers who are the beneficial owners of
Select Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Select Shares is generally
$10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Select Shares, and may establish other requirements such as a minimum account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
29

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund
The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money
Market Fund
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
30

Investment Management Approach
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund
The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
◼
Treasury Instruments Fund
The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund
The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund
The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund
The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.
31

Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 (the “Retail Fund”):
◼
Tax-Exempt Money Market Fund (Retail)
The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk
◼
Manage interest rate risk
◼
Manage liquidity
32

Investment Management Approach
INVESTMENT PROCESS
1.
Managing Credit Risk
The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.
◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.
The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.
Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.
◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.
◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.
3.
Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;
◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
◼
Bid-ask spreads associated with securities in
the portfolios.
References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).
Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations,
Financial Square Treasury Solutions and Financial Square
Government Funds.
◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.
◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.
◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own
33

accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Select Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.

34

Investment Management Approach
INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
35

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
36

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
37

	Financial Square Funds			Investor Fund
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼
U.S. Government Securities		◼	◼
Bank Obligations
Commercial Paper				◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities
Repurchase Agreements	◼ 3	◼		◼
Asset-Backed and Receivables-Backed Securities
Foreign Government Obligations (US$)
Municipals				◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest in
the taxable money
market instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

38

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
39

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Fund
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓
Geographic and Sector								✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓
Stable NAV			✓	✓	✓	✓	✓	✓
Tax								✓
U.S. Government Securities	✓	✓				✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's and Financial Square Money Market Fund's  investments more than if the  Funds were not invested to such a degree in the banking industry. The  Financial Square Prime Obligations Fund and Financial Square Money
Market Fund  may invest more than 25% of  their  total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of
these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising

40

Risks of the Funds
interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund
or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund and Financial Square Money Market Fund
may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries

41

(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

42

Risks of the Funds
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
43

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

44

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

45

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund[var:SP-may,0000q2] directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money.
Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the
Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for [var:SP-proprietary vs GS,0000q1] or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest.
For example, the Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the section entitled “Potential Conflicts of
Interest” in
the SAI.
46

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
47

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Select Shares. Certain features of Select Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Tax-Exempt Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Select Shares Of
The Fund?
Generally, Select Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs
Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial Square Money
Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Select Shares directly from a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Select Shares be effected by wiring federal funds.
48

Shareholder Guide
Who May Purchase Select Shares Of The
Retail Fund?
Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail
Fund will be involuntarily redeemed from
the Fund.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Select Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Select Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in
Select Shares:
◼
Administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

Pursuant to a select administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.03% (annualized) of the average daily net assets of the Select Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without
shareholder approval.
49

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’
inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an
Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment
Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain
Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases,
Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services.
Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Select Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Select Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Select Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Select Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Select Shares held by non-complying accounts, and may impose a charge for any
special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
50

Shareholder Guide
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Select Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in

51

good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.
Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
52

Shareholder Guide
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Select Shares Of
The Funds?
Generally, Select Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Select Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Select Shares
Of The Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
53

When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Select Shares held in an account maintained and serviced by your Intermediary.
If your Select Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on
your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
54

Shareholder Guide
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

55

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Select Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

56

Shareholder Guide
◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
57

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In
Select Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
58

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt
Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income.
Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
59

disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
60

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S.
dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund
61

consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and
Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the
62

Appendix A
underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
63

Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed
64

Appendix A
facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a
65

when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
66

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Select Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0004	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0120	0.0241	0.0181	0.0097	0.003
Net realized and unrealized gain (loss)	0.0006	0.0002	(0.0017)	(0.0013)	(b) —
Total from investment operations	0.0126	0.0243	0.0164	0.0084	0.003
Distributions to shareholders from net investment income	(0.0118)	(0.0241)	(0.0165)	(0.0080)	(0.003)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0118)	(0.0241)	(0.0165)	(0.0081)	(0.003)
Net asset value, end of year	$ 1.0012	$ 1.0004	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	1.25%	2.48%	1.64%	0.84%	0.26%
Net assets, end of year (in 000’s)	$ 76,327	$ 98,996	$ 60,236	$ 18,082	$ 9,454
Ratio of net expenses to average net assets	0.19%	0.16%	0.14%	0.21%	0.21%
Ratio of total expenses to average net assets	0.21%	0.21%	0.24%	0.30%	0.26%
Ratio of net investment income to average net assets	1.19%	2.41%	1.81%	0.97%	0.29%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

67

Financial Square Money Market Fund — Select Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0003	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0163	0.0240	0.0182	0.0040	0.003
Net realized and unrealized gain (loss)	(0.0043)	0.0005	(0.0017)	0.0043	(b) —
Total from investment operations	0.0120	0.0245	0.0165	0.0083	0.003
Distributions to shareholders from net investment income	(0.0117)	(0.0242)	(0.0165)	(0.0079)	(0.003)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0117)	(0.0242)	(0.0165)	(0.0080)	(0.003)
Net asset value, end of year	$ 1.0009	$ 1.0006	$ 1.0003	$ 1.0003	$ 1.000
Total return (e)	1.20%	2.49%	1.65%	0.84%	0.29%
Net assets, end of year (in 000’s)	$ 2,362	$ 34,943	$ 34,354	$ 9,847	$ 1,080,075
Ratio of net expenses to average net assets	0.18%	0.16%	0.14%	0.21%	0.21%
Ratio of total expenses to average net assets	0.21%	0.21%	0.23%	0.28%	0.26%
Ratio of net investment income to average net assets	1.63%	2.40%	1.82%	0.40%	0.29%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

Financial Square Treasury Obligations Fund — Select Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.021	0.015	0.005	0.001
Net realized gain (loss)	0.002	(b) —	(0.002)	(b) —	(b) —
Total from investment operations	0.009	0.021	0.013	0.005	0.001
Distributions to shareholders from net investment income	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.91%	2.17%	1.34%	0.47%	0.13%
Net assets, end of year (in 000’s)	$ 178,351	$ 50,890	$ 134,034	$ 67,865	$ 505,162
Ratio of net expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.21%
Ratio of total expenses to average net assets	0.23%	0.23%	0.24%	0.26%	0.26%
Ratio of net investment income to average net assets	0.70%	2.08%	1.46%	0.46%	0.12%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

68

Appendix B

Financial Square Treasury Instruments Fund — Select Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.021	0.015	0.004	0.001
Net realized gain (loss)	0.003	(b) —	(0.002)	0.001	(b) —
Total from investment operations	0.009	0.021	0.013	0.005	0.001
Distributions to shareholders from net investment income	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.92%	2.13%	1.31%	0.45%	0.11%
Net assets, end of year (in 000’s)	$ 495,422	$ 141,728	$ 370,898	$ 47,839	$ 21,009
Ratio of net expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.21%
Ratio of total expenses to average net assets	0.23%	0.23%	0.24%	0.26%	0.26%
Ratio of net investment income to average net assets	0.60%	2.09%	1.49%	0.43%	0.07%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Financial Square Treasury Solutions Fund — Select Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.009	0.021	0.013	0.004	0.001
Net realized gain	(b) —	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.009	0.021	0.013	0.005	0.001
Distributions to shareholders from net investment income	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.93%	2.14%	1.31%	0.46%	0.12%
Net assets, end of year (in 000’s)	$ 7,067	$ 8,325	$ 7,439	$ 7,333	$ 10,969
Ratio of net expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.21%
Ratio of total expenses to average net assets	0.23%	0.23%	0.24%	0.26%	0.26%
Ratio of net investment income to average net assets	0.91%	2.07%	1.27%	0.42%	0.09%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

69

Financial Square Government Fund — Select Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.009	0.022	0.013	0.005	0.002
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.009	0.022	0.013	0.005	0.002
Distributions to shareholders from net investment income	(0.009)	(0.022)	(0.013)	(0.005)	(0.002)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.009)	(0.022)	(0.013)	(0.005)	(0.002)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.94%	2.20%	1.35%	0.52%	0.17%
Net assets, end of year (in 000’s)	$ 481,493	$ 825,651	$ 598,258	$ 2,921,971	$ 2,471,275
Ratio of net expenses to average net assets	0.21%	0.21%	0.20%	0.21%	0.21%
Ratio of total expenses to average net assets	0.21%	0.21%	0.22%	0.26%	0.26%
Ratio of net investment income to average net assets	0.86%	2.16%	1.19%	0.52%	0.21%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Financial Square Federal Instruments Fund — Select Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.010	0.021	0.013	0.005	0.001
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.010	0.021	0.013	0.005	0.001
Distributions to shareholders from net investment income	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.96%	2.15%	1.31%	0.49%	0.13%
Net assets, end of period (in 000’s)	$ 49	$ 49	$ 48	$ 47	$ 50
Ratio of net expenses to average net assets	0.18%	0.21%	0.23%	0.23%	0.23%(e)
Ratio of total expenses to average net assets	0.24%	0.25%	0.28%	0.31%	0.42%(e)
Ratio of net investment income to average net assets	0.91%	2.11%	1.30%	0.48%	0.14%(e)
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

70

Appendix B

Investor Tax-Exempt Money Market Fund — Select Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.010	0.016	0.009	0.006	0.001
Net realized gain	(b) —	(b) —	0.001	(b) —	(b) —
Total from investment operations	0.010	0.016	0.010	0.006	0.001
Distributions to shareholders from net investment income	(0.010)	(0.016)	(0.010)	(0.005)	(0.001)
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.010)	(0.016)	(0.010)	(0.006)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.72%	1.39%	1.00%	0.60%	0.09%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 3	$ 5,401	$ —
Ratio of net expenses to average net assets	0.18%	0.18%	0.21%	0.21%	0.11%
Ratio of total expenses to average net assets	0.23%	0.23%	0.25%	0.32%	0.27%
Ratio of net investment income to average net assets	0.97%	1.50%	0.95%	0.62%	0.01%
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.0005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
71

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Money Market Funds Prospectus
(Select Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSSELPRO-20

Prospectus
Administration Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: FBAXX
◼
Money Market Fund: FADXX
◼
Treasury Obligations Fund: FGAXX
◼
Treasury Instruments Fund: FRAXX
◼
Treasury Solutions Fund: FVAXX
◼
Government Fund: FOAXX
◼
Federal Instruments Fund: FIOXX
Investor Funds
SM
◼
Money Market Fund: FMKXX
◼
Tax-Exempt Money Market Fund: FEAXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$138	$241	$542

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.46%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.62%	March 31, 2019
Worst Quarter Return	0.00%	June 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Administration Shares (Inception 11/9/1992)	2.14%	0.99%	0.50%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
4

Financial Square Money Market Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$138	$241	$542

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
6

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.44%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.62%	March 31, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Administration Shares (Inception 5/20/1994)	2.14%	0.99%	0.50%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

7

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$144	$252	$567

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
9

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

10

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.25%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.51%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Administration Shares (Inception 1/21/1993)	1.83%	0.76%	0.38%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$144	$252	$567

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in
12

repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.27%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.50%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Administration Shares (Inception 4/1/1997)	1.80%	0.74%	0.37%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$144	$252	$567

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
15

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

16

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.27%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.50%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Administration Shares (Inception 4/1/1997)	1.81%	0.75%	0.38%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
17

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$138	$241	$542

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
18

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.26%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.52%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Administration Shares (Inception 9/1/1993)	1.86%	0.78%	0.39%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
20

Financial Square Federal Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.28%
Administration Fees	0.25%
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.45%
1
The Investment Adviser has agreed
 to reduce
or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Th
is
 arrangement will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$147	$257	$578

21

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
22

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.29%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.51%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Administration Shares (Inception 10/30/2015)	1.83%	0.91%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

23

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
24

Investor Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.30%
Administration Fees	0.25%
All Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.46%
Expense Limitation 1	(0.03)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, other expenses shareholder meetings, litigation and indemnification, and extraordinary expenses) to
0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$145	$255	$576

25

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. govern-
ment agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under
26

unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.43%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	March 31, 2019
Worst Quarter Return	0.04%	June 30, 2016

27

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Administration Shares (Inception 1/29/2016)	2.03%	1.21%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
28

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)
Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.29%
Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.45%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014%
of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$142	$250	$565

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
29

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
30

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.27%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.32%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Administration Shares (Inception 8/1/1994)	1.05%	0.52%	0.27%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

31

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.
32

Additional Summary Information
Buying and Selling Fund Shares
Generally, Administration Shares may be purchased only through certain intermediaries that have a relationship with Goldman
Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide administration services to their customers who are the beneficial owners of
Administration Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Administration
Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Administration Shares, and may establish other requirements such as a minimum
account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
33

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund and Investor Money Market Fund may be
changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money Market Fund (Institutional)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
34

Investment Management Approach
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
◼
Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.
35

Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):
◼
Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk

◼
Manage interest rate risk

◼
Manage liquidity

36

Investment Management Approach
INVESTMENT PROCESS
1.

Managing Credit Risk

The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.

◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.

The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.

◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.

◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.

Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;

◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

◼
Bid-ask spreads associated with securities in
the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial
Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square
Government Funds.

◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.

◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.

◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own

37

accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Administration Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’
notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without
shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.

38

Investment Management Approach
INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
39

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
40

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
41

	Financial Square Funds			Investor Funds
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Money Market	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities		◼	◼	◼
Bank Obligations				◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper				◼ U.S. and foreign (US$) commercial paper	◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities				◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼ 3	◼		◼	◼
Asset-Backed and Receivables-Backed Securities				◼
Foreign Government Obligations (US$)				◼ 4
Municipals				◼ 5	◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼	◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼	◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Taxable federal and state 12	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest
in the taxable
money market
instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

42

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
43

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Funds
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓						✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓						✓
Geographic and Sector									✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓	✓
Stable NAV			✓	✓	✓	✓	✓	✓	✓
Tax									✓
U.S. Government Securities	✓	✓				✓	✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's, Financial Square Money Market Fund's and Investor Money Market Fund's
investments more than if the  Funds were  not invested to such a degree in the banking industry. The  Financial Square Prime
Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund  may invest more than 25% of  their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an

44

Risks of the Funds
obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and
Investor Money Market Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund, Financial
Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
45

◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest

46

Risks of the Funds
earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
47

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Money Market Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

48

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Money Market Fund	0.16%	0.16%
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
49

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
50

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
51

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Administration Shares. Certain features of Administration Shares, including whether they transact at a fluctuating or stable
$1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund	◼ Tax-Exempt Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Administration Shares Of
The Fund?
Generally, Administration Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by
Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial
Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy
Administration Shares directly from
a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Administration Shares be effected by wiring federal funds.
52

Shareholder Guide
Who May Purchase Administration Shares Of The
Retail Funds?
Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the
Retail Funds will be involuntarily redeemed from
the Funds.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Administration Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Administration Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in
Administration Shares:
◼
Administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

Pursuant to an administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the
Trust. These payments are equal to 0.25% (annualized) of the average daily net assets of the Administration Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman
Sachs, without
shareholder approval.
53

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’
inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an
Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment
Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain
Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases,
Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services.
Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Administration Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Administration Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Administration Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Administration Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Administration Shares held by non-complying accounts, and may impose a charge for any
special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
54

Shareholder Guide
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Administration Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in

55

good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.
Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
56

Shareholder Guide
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Administration Shares Of
The Funds?
Generally, Administration Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Administration Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Administration Shares
Of The Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
57

When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Administration Shares held in an account maintained and serviced by your
Intermediary. If your Administration Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
58

Shareholder Guide
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

59

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Administration Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund.
However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

60

Shareholder Guide
◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
61

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In
Administration Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
62

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market
Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not
maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
63

disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
64

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the
U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer. U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the
U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money
Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
65

Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and assetbacked commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Assetbacked securities may also be subject to increased volatility and may
66

Appendix A
become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgagebacked securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, less stringent investor protections and disclosure standards, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the
United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the
currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the
67

tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment. Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities.
Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under
these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
68

Appendix A
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bondfinanced facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
69

When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
70

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Administration Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0121	0.0222	0.0139	0.0015	0.001
Net realized and unrealized gain (loss)	(0.0017)	(c) —	0.0003	0.0047	(b) —
Total from investment operations	0.0104	0.0222	0.0142	0.0062	0.001
Distributions to shareholders from net investment income	(0.0097)	(0.0219)	(0.0143)	(0.0058)	(0.001)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0097)	(0.0219)	(0.0143)	(0.0059)	(0.001)
Net asset value, end of year	$ 1.0012	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	1.03%	2.25%	1.43%	0.62%	0.09%
Net assets, end of year (in 000’s)	$ 8,736	$ 9,748	$ 7,474	$ 4,282	$ 1,250,848
Ratio of net expenses to average net assets	0.41%	0.38%	0.36%	0.43%	0.38%
Ratio of total expenses to average net assets	0.43%	0.43%	0.46%	0.52%	0.48%
Ratio of net investment income to average net assets	1.21%	2.22%	1.39%	0.15%	0.09%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

71

Financial Square Money Market Fund — Administration Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0005	$ 1.0003	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0094	0.0214	0.0140	0.0024	0.001
Net realized and unrealized gain	0.0007	0.0008	0.0003	0.0037	(b) —
Total from investment operations	0.0101	0.0222	0.0143	0.0061	0.001
Distributions to shareholders from net investment income	(0.0096)	(0.0220)	(0.0143)	(0.0057)	(0.001)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(0.0001)	(b) —
Total distributions (d)	(0.0096)	(0.0220)	(0.0143)	(0.0058)	(0.001)
Net asset value, end of year	$ 1.0010	$ 1.0005	$ 1.0003	$ 1.0003	$ 1.000
Total return (e)	1.01%	2.25%	1.43%	0.61%	0.10%
Net assets, end of year (in 000’s)	$ 4,506	$ 4,493	$ 3,218	$ 5,516	$ 316,162
Ratio of net expenses to average net assets	0.38%	0.38%	0.36%	0.43%	0.40%
Ratio of total expenses to average net assets	0.43%	0.43%	0.45%	0.50%	0.48%
Ratio of net investment income to average net assets	0.93%	2.14%	1.40%	0.24%	0.09%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

Financial Square Treasury Obligations Fund — Administration Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.019	0.011	0.002	(b) —
Net realized gain	(b) —	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.007	0.019	0.011	0.003	(b) —
Distributions to shareholders from net investment income	(0.007)	(0.019)	(0.011)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.007)	(0.019)	(0.011)	(0.003)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.73%	1.95%	1.11%	0.26%	0.01%
Net assets, end of year (in 000’s)	$ 2,088,737	$ 2,034,113	$ 1,810,200	$ 1,307,550	$ 1,543,863
Ratio of net expenses to average net assets	0.40%	0.45%	0.45%	0.44%	0.33%
Ratio of total expenses to average net assets	0.45%	0.45%	0.46%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.65%	1.91%	1.14%	0.25%	(0.01)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

72

Appendix B

Financial Square Treasury Instruments Fund — Administration Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.008	0.019	0.011	0.003	(b) —
Net realized loss	(b) —	(b) —	(b) —	(0.001)	(b) —
Total from investment operations	0.008	0.019	0.011	0.002	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.019)	(0.011)	(0.002)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.019)	(0.011)	(0.002)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d )	0.75%	1.91%	1.09%	0.24%	(e) —%
Net assets, end of year (in 000’s)	$ 1,493,968	$ 1,716,942	$ 2,361,026	$ 2,817,291	$ 2,186,426
Ratio of net expenses to average net assets	0.40%	0.45%	0.45%	0.44%	0.32%
Ratio of total expenses to average net assets	0.45%	0.45%	0.46%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.72%	1.86%	1.07%	0.26%	(0.01)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

(e)
Amount is less than 0.005%.

Financial Square Treasury Solutions Fund — Administration Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.019	0.011	0.003	(b) —
Net realized gain	0.002	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.019	0.011	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.019)	(0.011)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.019)	(0.011)	(0.003)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.77%	1.92%	1.09%	0.25%	0.01%
Net assets, end of year (in 000’s)	$ 443,470	$ 473,937	$ 360,817	$ 237,557	$ 189,870
Ratio of net expenses to average net assets	0.38%	0.45%	0.45%	0.44%	0.30%
Ratio of total expenses to average net assets	0.45%	0.45%	0.46%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.61%	1.85%	1.09%	0.28%	(0.02)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

73

Financial Square Government Fund — Administration Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.008	0.020	0.011	0.003	(b) —
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.020	0.011	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.020)	(0.011)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.020)	(0.011)	(0.003)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.76%	1.97%	1.12%	0.30%	0.02%
Net assets, end of year (in 000’s)	$ 5,421,224	$ 4,862,853	$ 4,454,065	$ 4,138,362	$ 2,673,689
Ratio of net expenses to average net assets	0.39%	0.43%	0.42%	0.43%	0.36%
Ratio of total expenses to average net assets	0.43%	0.43%	0.44%	0.48%	0.48%
Ratio of net investment income to average net assets	0.76%	1.95%	1.13%	0.32%	0.01%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Financial Square Federal Instruments Fund — Administration Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.019	0.011	0.003	(b) —
Net realized gain	0.001	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.019	0.011	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.019)	(0.011)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.019)	(0.011)	(0.003)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.78%	1.93%	1.09%	0.27%	0.01%
Net assets, end of period (in 000’s)	$ 73,011	$ 61,267	$ 59,447	$ 50,768	$ 43,835
Ratio of net expenses to average net assets	0.35%	0.43%	0.45%	0.45%	(e) 0.39%
Ratio of total expenses to average net assets	0.46%	0.47%	0.50%	0.53%	(e) 0.64%
Ratio of net investment income (loss) to average net assets	0.69%	1.89%	1.08%	0.26%	(e) (0.01)%
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

74

Appendix B

	Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Administration Shares	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.009	0.021	0.014	0.007	0.001
Net realized gain (loss)	0.001	—(b)	(0.001)	(0.001)	—(b)
Total from investment operations	0.010	0.021	0.013	0.006	0.001
Distributions to shareholders from net investment income	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)
Distributions to shareholders from net realized gains	—(b)	—(b)	—(b)	—(b)	—(b)
Total distributions (c)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.98%	2.14%	1.36%	0.62%	0.09%
Net assets, end of period (in 000’s)	$ 33,860	$ 31,188	$ 132,200	$ 100,351	$ 50
Ratio of net expenses to average net assets	0.42%	0.43%	0.43%	0.43%	e) 0.43%(
Ratio of total expenses to average net assets	0.46%	0.46%	0.54%	0.76%	(e) 5.13%
Ratio of net investment income to average net assets	0.90%	2.12%	1.37%	0.72%	(e) 0.16%
 *Commenced operations on January 29, 2016.
(a)Calculated based on the average shares
outstanding methodology.
(b)Amount is less than $0.0005
per share.
(c)Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.
(e)Annualized.

	Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Administration Shares	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income(a)	0.006	0.012	0.008	0.003	—(b)
Net realized gain	—(b)	—(b)	—(b)	0.001	—(b)
Total from investment operations	0.006	0.012	0.008	0.004	—(b)
Distributions to shareholders from net investment income	(0.006)	(0.012)	(0.008)	(0.003)	—(b)
Distributions to shareholders from net realized gains	—	—(b)	—(b)	(0.001)	—(b)
Total distributions (c)	(0.006)	(0.012)	(0.008)	(0.004)	—(b)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.55%	1.16%	0.78%	0.38%	0.01%
Net assets, end of year (in 000’s)	$ 305	$ 298	$ 2	$ 3,575	$ 13,041
Ratio of net expenses to average net assets	0.37%	0.43%	0.43%	0.43%	0.18%
Ratio of total expenses to average net assets	0.45%	0.45%	0.47%	0.54%	0.49%
Ratio of net investment income to average net assets	0.55%	1.18%	0.75%	0.30%	0.01%
(a)Calculated based on the average shares
outstanding methodology.
(b)Amount is less than $0.0005
per share.
(c)Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.
75

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Money Market Funds Prospectus
(Administration Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSADMPRO-20

Prospectus
Cash Management Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: GFOXX

◼
Money Market Fund: GSCXX

◼
Treasury Obligations Fund: GTOXX

◼
Treasury Instruments Fund: GICXX

◼
Treasury Solutions Fund: GFCXX

◼
Government Fund: GVCXX

◼
Federal Instruments Fund: FIWXX

Investor Funds
SM
◼
Money Market Fund: FHMXX

◼
Tax-Exempt Money Market Fund: GXCXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.98%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$312	$542	$1,201

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.22%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.47%	March 31, 2019
Worst Quarter Return	0.00%	June 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/2010)	1.57%	0.64%	0.34%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Financial Square Money Market Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.98%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$312	$542	$1,201

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.19%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.47%	March 31, 2019
Worst Quarter Return	0.00%	December 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/2010)	1.58%	0.63%	0.33%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Financial Square Treasury Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$318	$552	$1,225

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.13%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.37%	June 30, 2019
Worst Quarter Return	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/2010)	1.27%	0.45%	0.24%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$318	$552	$1,225

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.13%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.36%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/2010)	1.24%	0.44%	0.23%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Financial Square Treasury Solutions Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$318	$552	$1,225

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.14%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.36%	June 30, 2019
Worst QuarterReturn	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/2010)	1.25%	0.44%	0.23%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Financial Square Government Fund—Summary

INVESTMENT OBJECTIVE
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.98%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$312	$542	$1,201

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.14%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.38%	June 30, 2019
Worst Quarter Return	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/2010)	1.31%	0.47%	0.25%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Financial Square Federal Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.53%
Service and Administration Fees	0.50%
All Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.00%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$321	$557	$1,235

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.15%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.37%	June 30, 2019
Worst Quarter Return	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Cash Management Shares (Inception 10/30/2015)	1.27%	0.53%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Investor Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.55%
Service and Administration Fees	0.50%
All Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.01%
Expense Limitation 1	(0.03)%
Total Annual Fund Operating Expenses After Expense Limitation	0.98%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses)
to 0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$319	$555	$1,234

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. govern-
ment agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The
total return
illustrated in the table above for the 9-month period ended
September 30, 2020
was
0.21
%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.43%	March 31, 2019
Worst Quarter Return	0.00%	December 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Cash Management Shares (Inception 5/31/2016)	1.47%	0.82%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.54%
Service and Administration Fees	0.50%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.00%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.98%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to
0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$316	$551	$1,223

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.11%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.18%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/2010)	0.50%	0.21%	0.12%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
33
of
the Prospectus.

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
33
of
the Prospectus.

Additional Summary Information
Buying and Selling Fund Shares
Generally, Cash Management Shares may be purchased only through certain intermediaries that have a relationship with Goldman
Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of Cash Management Shares. The minimum initial investment requirement imposed upon
Intermediaries for the purchase of Cash Management Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Cash
Management Shares, and may establish other requirements such as a minimum account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund and Investor Money Market Fund may be
changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund
The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money Market Fund (Institutional)
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

Investment Management Approach
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund
The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
◼
Treasury Instruments Fund
The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund
The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund
The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund
The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.

Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):
◼
Money Market Fund (Retail)
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Tax-Exempt Money
Market Fund
The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk
◼
Manage interest rate risk
◼
Manage liquidity

Investment Management Approach
INVESTMENT PROCESS
1.

Managing Credit Risk

The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.

◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.

The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.

◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.

◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.

Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;

◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

◼
Bid-ask spreads associated with securities in
the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial
Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square
Government Funds.

◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.

◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.

◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Cash Management Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’
notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without
shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.

Investment Management Approach
INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

	Financial Square Funds			Investor Funds
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Money Market	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities		◼	◼	◼
Bank Obligations				◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper				◼ U.S. and foreign (US$) commercial paper	◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities				◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼ 3	◼		◼	◼
Asset-Backed and Receivables-Backed Securities				◼
Foreign Government Obligations (US$)				◼ 4
Municipals				◼ 5	◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼	◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼	◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Taxable federal and state 12	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest
in the taxable
money market
instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Funds
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓						✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓						✓
Geographic and Sector									✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓	✓
Stable NAV			✓	✓	✓	✓	✓	✓	✓
Tax									✓
U.S. Government Securities	✓	✓				✓	✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's, Financial Square Money Market Fund's and Investor Money Market Fund's
investments more than if the  Funds were  not invested to such a degree in the banking industry. The  Financial Square Prime
Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund  may invest more than 25% of  their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an

Risks of the Funds
obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability  or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and
Investor Money Market Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund, Financial
Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.

◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest

Risks of the Funds
earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Money Market Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Money Market Fund	0.16%	0.16%
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Cash Management Shares. Certain features of Cash Management Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund	◼ Tax-Exempt Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Cash Management Shares Of
The Fund?
Generally, Cash Management Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by
Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial
Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Cash
Management Shares directly from
a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Cash Management Shares be effected by wiring federal funds.

Shareholder Guide
Who May Purchase Cash Management Shares Of The
Retail Funds?
Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the
Retail Funds will be involuntarily redeemed from
the Funds.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Cash Management Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Cash Management Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in Cash
Management Shares:
◼
Personal and account maintenance services

◼
Provide facilities to answer inquiries and respond to correspondence

◼
Act as liaison between the Intermediary’s customers and the Trust

◼
Assist customers in completing application forms, selecting dividend and other options, and similar services

◼
Administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

Pursuant to a service plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.50% (annualized) of the average daily net assets of the Cash Management Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and administration fees. These temporary waivers may be modified or terminated at any time at the option of
Goldman Sachs, without
shareholder approval.
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and shareholder administration fees described in the Prospectus. Such payments are intended to compensate
Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the
Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings;
assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman
Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs, sales contests and/or promotions. The payments by the Investment Adviser,
Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate
Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the
Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments
and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Cash Management Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Cash Management Shares.
Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Cash Management Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Cash Management
Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Cash Management
Shares held by non-complying accounts, and may impose a charge for any special services.

Shareholder Guide
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Cash Management Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.
Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.

Shareholder Guide
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Cash Management Shares Of
The Funds?
Generally, Cash Management Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer
Agent. On any business day a Fund is open, the Fund will generally redeem its Cash Management Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Cash Management Shares
Of The
Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Cash Management Shares held in an account maintained and serviced by your
Intermediary. If your Cash Management Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

Shareholder Guide
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Cash Management Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund.
However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

Shareholder Guide
◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Are The Distribution Fees Paid By Cash
Management Shares?
The Trust has adopted a distribution plans (the “Plan”) under which Cash Management Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plan exceeds its expenses, Goldman Sachs may realize a profit from this arrangement.
Under the Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to
0.30% of a Fund’s average daily net assets attributed to Cash Management Shares. Due to the current low yield environment, Goldman
Sachs may voluntarily agree to waive all or a portion of a Fund’s distribution fee. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:
◼
Compensation paid to and expenses incurred by Intermediaries, Goldman Sachs and their respective officers, employees and sales representatives;

◼
Commissions paid
to Intermediaries;

◼
Allocable overhead;

◼
Telephone and
travel expenses;

◼
Interest and other costs associated with the financing of such compensation and expenses;

◼
Printing of prospectuses for
prospective shareholders;

◼
Preparation and distribution of sales literature or advertising of any type; and

◼
All other expenses incurred in connection with activities primarily intended to result in the sale of Cash
Management Shares.

What Types Of Reports Will I Be Sent Regarding My Investments In Cash
Management Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market
Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not
maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the
U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer. U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the
U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money
Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and assetbacked commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Assetbacked securities may also be subject to increased volatility and may

Appendix A
become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgagebacked securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment. Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities.
Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under
these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.

Appendix A
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bondfinanced facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Cash Management Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0087	0.0181	0.0108	0.0051	0.001
Net realized and unrealized gain (loss)	0.0004	0.0003	(0.0001)	(0.0033)	(b) —
Total from investment operations	0.0091	0.0184	0.0107	0.0018	0.001
Distributions to shareholders from net investment income	(0.0086)	(0.0181)	(0.0108)	(0.0015)	(0.001)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(c) —	(b) —
Total distributions (d)	(0.0086)	(0.0181)	(0.0108)	(0.0015)	(0.001)
Net asset value, end of year	$ 1.0010	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	0.63%	1.69%	0.86%	0.18%	0.09%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.70%	0.85%	0.83%	0.73%	0.18%
Ratio of total expenses to average net assets	0.98%	0.98%	1.01%	1.07%	1.03%
Ratio of net investment income to average net assets	0.87%	1.80%	1.08%	0.51%	0.37%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

Financial Square Money Market Fund — Cash Management Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0007	$ 1.0004	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0097	0.0182	0.0106	0.0001	(b) —
Net realized and unrealized gain	(0.0008)	0.0003	0.0001	0.0017	(b) —
Total from investment operations	0.0089	0.0185	0.0107	0.0018	(b) —
Distributions to shareholders from net investment income	(0.0087)	(0.0182)	(0.0106)	(0.0015)	(b) —
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(c) —	(b) —
Total distributions (d)	(0.0087)	(0.0182)	(0.0106)	(0.0015)	(b) —
Net asset value, end of year	$ 1.0009	$ 1.0007	$ 1.0004	$ 1.0003	$ 1.000
Total return (e)	0.60%	1.69%	0.89%	0.18%	0.01%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 10,742
Ratio of net expenses to average net assets	0.68%	0.85%	0.83%	0.50%	0.51%
Ratio of total expenses to average net assets	0.98%	0.98%	1.00%	1.05%	1.03%
Ratio of net investment income to average net assets	0.89%	1.81%	1.06%	0.01%	(f) —%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

(f)
Amount is less than 0.005% of average
net assets.

Financial Square Treasury Obligations Fund — Cash Management Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.003	0.013	0.004	0.001	(b) —
Net realized gain (loss)	0.001	0.001	0.002	(0.001)	(b) —
Total from investment operations	0.004	0.014	0.006	(b) —	(b) —
Distributions to shareholders from net investment income	(0.004)	(0.014)	(0.006)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.004)	(0.014)	(0.006)	(b) —	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.43%	1.39%	0.56%	0.02%	0.01%
Net assets, end of year (in 000’s)	$ 13,015	$ 22,364	$ 48	$ 154	$ 1
Ratio of net expenses to average net assets	0.68%	1.00%	1.00%	0.97%	0.19%
Ratio of total expenses to average net assets	1.00%	1.00%	1.01%	1.03%	1.03%
Ratio of net investment income to average net assets	0.35%	1.29%	0.43%	0.14%	0.36%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Appendix B

Financial Square Treasury Instruments Fund — Cash Management Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.004	0.014	0.006	(b) —	(b) —
Net realized loss	(b) —	(0.001)	(0.001)	(b) —	(b) —
Total from investment operations	0.004	0.013	0.005	(b) —	(b) —
Distributions to shareholders from net investment income	(0.004)	(0.013)	(0.005)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.004)	(0.013)	(0.005)	(b) —	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.43%	1.35%	0.54%	0.01%	(e) —%
Net assets, end of year (in 000’s)	$ 10,781	$ 12,515	$ 64	$ 30	$ 279
Ratio of net expenses to average net assets	0.73%	1.00%	1.00%	0.61%	0.35%
Ratio of total expenses to average net assets	1.00%	1.00%	1.01%	1.03%	1.03%
Ratio of net investment income to average net assets	0.40%	1.36%	0.60%	(f) —%	0.05%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

(e)
Amount is less than 0.005%.

(f)
Amount is less than 0.005% of average
net assets.

Financial Square Treasury Solutions Fund — Cash Management Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.004	0.013	0.005	(b) —	(b) —
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.004	0.013	0.005	(b) —	(b) —
Distributions to shareholders from net investment income	(0.004)	(0.013)	(0.005)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.004)	(0.013)	(0.005)	(b) —	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.45%	1.36%	0.54%	0.01%	0.01%
Net assets, end of year (in 000’s)	$ 272,981	$ 223,501	$ 23,332	$ 33,252	$ 73,211
Ratio of net expenses to average net assets	0.70%	1.00%	1.00%	0.62%	0.31%
Ratio of total expenses to average net assets	1.00%	1.00%	1.01%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets	0.37%	1.31%	0.54%	(e) —%	(0.20)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

(e)
Amount is less than 0.005% of average
net assets.

Financial Square Government Fund — Cash Management Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.004	0.013	0.006	(b) —	(b) —
Net realized gain	0.001	0.001	(b) —	(b) —	(b) —
Total from investment operations	0.005	0.014	0.006	(b) —	(b) —
Distributions to shareholders from net investment income	(0.005)	(0.014)	(0.006)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.005)	(0.014)	(0.006)	(b) —	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.45%	1.42%	0.57%	0.02%	0.02%
Net assets, end of year (in 000’s)	$ 198,129	$ 96,690	$ 6,573	$ 3,779	$ 14
Ratio of net expenses to average net assets	0.65%	0.98%	0.97%	0.62%	0.35%
Ratio of total expenses to average net assets	0.98%	0.98%	0.99%	1.03%	1.03%
Ratio of net investment income to average net assets	0.35%	1.35%	0.64%	0.01%	0.06%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

	Year Ended August 31,				Period Ended August 31, 2016 *
Financial Square Federal Instruments Fund — Cash Management Shares	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.002	0.013	0.005	(b) —	(b) —
Net realized gain	0.003	0.001	(b) —	(b) —	(b) —
Total from investment operations	0.005	0.014	0.005	(b) —	(b) —
Distributions to shareholders from net investment income	(0.005)	(0.014)	(0.005)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.005)	(0.014)	(0.005)	(b) —	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.46%	1.37%	0.53%	0.01%	0.01%
Net assets, end of period (in 000’s)	$ 52,216	$ 92	$ 50	$ 50	$ 50
Ratio of net expenses to average net assets	0.45%	0.98%	1.00%	0.71%	(e) 0.38%
Ratio of total expenses to average net assets	1.01%	1.02%	1.05%	1.08%	(e) 1.19%
Ratio of net investment income to average net assets	0.12%	1.34%	0.53%	0.01%	(e)(f) —%
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

(f)
Amount is less than 0.005% of average
net assets.

Appendix B

	Year Ended August 31,				Period Ended August 31, 2016 *
Investor Money Market Fund — Cash Management Shares	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.004	0.016	0.009	0.002	(b) —
Net realized gain (loss)	0.002	(b) —	(0.001)	(0.001)	(b) —
Total from investment operations	0.006	0.016	0.008	0.001	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.016)	(0.008)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.016)	(0.008)	(0.001)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.58%	1.58%	0.81%	0.15%	0.05%
Net assets, end of period (in 000’s)	$ 52,017	$ 21,414	$ 927	$ 91	$ 50
Ratio of net expenses to average net assets	0.76%	0.98%	0.98%	0.95%	(e) 0.62%
Ratio of total expenses to average net assets	1.01%	1.01%	1.09%	1.31%	(e) 5.68%
Ratio of net investment income to average net assets	0.38%	1.60%	0.88%	0.18%	(e) 0.01%
*
Commenced operations on May 31, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

	Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Cash Management Shares	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.004	0.010	0.002	(b) —	(b) —
Net realized gain	0.001	(b) —	0.001	0.001	(b) —
Total from investment operations	0.005	0.010	0.003	0.001	(b) —
Distributions to shareholders from net investment income	(0.005)	(0.010)	(0.003)	(b) —	(b) —
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.005)	(0.010)	(0.003)	(0.001)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.22%	0.61%	0.24%	0.09%	0.01%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 54	$ 1
Ratio of net expenses to average net assets	0.66%	0.90%	0.96%	0.77%	0.12%
Ratio of total expenses to average net assets	1.00%	1.00%	1.02%	1.09%	1.04%
Ratio of net investment income to average net assets	0.54%	0.96%	0.24%	0.01%	0.37%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

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Money Market Funds Prospectus
(Cash Management Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSCMPRO-20

Prospectus
Premier Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: GOPXX

◼
Money Market Fund: GPRXX

◼
Treasury Obligations Fund: GTPXX

◼
Treasury Instruments Fund: GIPXX

◼
Treasury Solutions Fund: GFPXX

◼
Government Fund: GGPXX

◼
Federal Instruments Fund: FIQXX

Investor Funds
SM
◼
Tax-Exempt Money Market Fund: GXPXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.53%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your
Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$170	$296	$665

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund.Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.37%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.59%	March 31, 2019
Worst Quarter Return	0.00%	June 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/2010)	2.03%	0.92%	0.48%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
4

Financial Square Money Market Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.53%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your
Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$170	$296	$665

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund.Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
6

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.35%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.58%	March 31, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/2010)	2.03%	0.93%	0.48%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

7

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your
Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
9

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

10

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.22%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.48%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/2010)	1.72%	0.70%	0.36%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your
Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in
12

repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.24%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.47%	June 30, 2019
Worst Quarter Return	0.00%	September 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/2010)	1.69%	0.68%	0.35%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your
Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
15

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

16

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.25%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.47%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/2010)	1.71%	0.69%	0.36%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
17

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.53%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your
Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$170	$296	$665

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
18

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.24%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.49%	June 30, 2019
Worst Quarter Return	0.00%	December 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/2010)	1.76%	0.72%	0.37%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
20

Financial Square Federal Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Federal Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.38%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver and Expense Limitation 1	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.55%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$178	$312	$700

21

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and U.S. Government Securities. Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
22

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.26%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.48%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Premier Shares (Inception 10/30/2015)	1.73%	0.83%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

23

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.39%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.55%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.53%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to
0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your
Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$174	$305	$687

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
25

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
26

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.23%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.29%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/2010)	0.95%	0.46%	0.24%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

27

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
28

Additional Summary Information
Buying and Selling Fund Shares
Generally, Premier Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co.
LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions
(“Intermediaries”) that have agreed to provide certain personal and account maintenance and administration services to their customers who are the beneficial owners of Premier Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Premier Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Premier Shares, and may establish other requirements such as a minimum
account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
29

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objective of the Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money
Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
30

Investment Management Approach
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund and Federal Instruments Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
◼
Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) in the particular type of investment suggested by its name.
31

Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 (the “Retail Fund”):
◼
Tax-Exempt Money
Market Fund

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal
Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk

◼
Manage interest rate risk

◼
Manage liquidity

32

Investment Management Approach
INVESTMENT PROCESS
1.

Managing Credit Risk

The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.

◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.

The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.

◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.

◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.

Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;

◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

◼
Bid-ask spreads associated with securities in
the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations,
Financial Square Treasury Solutions and Financial Square
Government Funds.

◼
Tax-Advantaged Funds:
Financial Square Treasury Instruments and Financial Square Federal
Instruments Funds.

◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.

◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own

33

accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Premier Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments
Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.
◼
Financial Square Federal Instruments Fund:
The Investment Adviser will generally seek to place purchase orders for the
Financial Square Federal Instruments Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to the Investment Adviser’s duty to seek the best execution for the Fund’
s orders.

34

Investment Management Approach
INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
35

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
36

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
37

	Financial Square Funds			Investor Fund
	Financial Square Treasury Solutions	Financial Square Government	Financial Square Federal Instruments	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼
U.S. Government Securities		◼	◼
Bank Obligations
Commercial Paper				◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities
Repurchase Agreements	◼ 3	◼		◼
Asset-Backed and Receivables-Backed Securities
Foreign Government Obligations (US$)
Municipals				◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts				◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7		◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds				◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest in
the taxable money
market instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

38

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
39

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds							Investor Funds
	Institutional Funds		Government Funds					Retail Fund
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓
Geographic and Sector								✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓						✓
Stable NAV			✓	✓	✓	✓	✓	✓
Tax								✓
U.S. Government Securities	✓	✓				✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligation Fund's and Financial Square Money Market Fund's  investments more than if the  Funds were not invested to such a degree in the banking industry. The  Financial Square Prime Obligations Fund and Financial Square Money
Market Fund  may invest more than 25% of  their  total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of
these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising

40

Risks of the Funds
interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund
or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund and Financial Square Money Market Fund
may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries

41

(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

42

Risks of the Funds
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
43

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government Federal Instruments	Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

44

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.13%
Investor Funds
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

45

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
46

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
47

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Premier Shares. Certain features of Premier Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund
◼ Money Market Fund	◼ Federal Instruments Fund	◼ Tax-Exempt Money Market Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund
◼ Treasury Instruments Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Premier Shares Of
The Fund?
Generally, Premier Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs
Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial Square Money
Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Premier Shares directly from a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Premier Shares be effected by wiring federal funds.
48

Shareholder Guide
Who May Purchase Premier Shares Of The
Retail Fund?
Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail
Fund will be involuntarily redeemed from
the Fund.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Premier Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Premier Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in
Premier Shares:
◼
Personal and account maintenance services

◼
Provide facilities to answer inquiries and respond to correspondence

◼
Act as liaison between the Intermediary’s customers and the Trust

◼
Assist customers in completing application forms, selecting dividend and other options, and similar services

◼
Administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

49

Pursuant to a service plan and administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.10% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for administration services of the average daily net assets of the Premier Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service fees and administration fees. These temporary waivers may be modified or terminated at any time at the option of
Goldman Sachs, without
shareholder approval.
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and administration fees described in the Prospectus. Such payments are intended to compensate
Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the
Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings;
assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman
Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries.
In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments
and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Premier Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Premier Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Premier Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
50

Shareholder Guide
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Premier Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Premier Shares held by non-complying accounts, and may impose a charge for any
special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Premier Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
51

How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed

52

Shareholder Guide
for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

53

How to Sell Shares
How Can I Sell Premier Shares Of
The Funds?
Generally, Premier Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Premier Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Premier Shares
Of The Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Premier Shares held in an account maintained and serviced by your
Intermediary. If your Premier Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on
your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
54

Shareholder Guide
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Federal Instruments
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

55

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Premier Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

56

Shareholder Guide
◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
57

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In
Premier Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
58

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt
Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income.
Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
59

disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
60

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S.
dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund
61

consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and
Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the
62

Appendix A
underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
63

Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed
64

Appendix A
facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a
65

when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
66

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Premier Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0115	0.0216	0.0144	0.0071	0.001
Net realized and unrealized gain (loss)	(0.0001)	0.0003	(0.0001)	(0.0018)	(b) —
Total from investment operations	0.0114	0.0219	0.0143	0.0053	0.001
Distributions to shareholders from net investment income	(0.0110)	(0.0216)	(0.0144)	(0.0050)	(0.001)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(c) —	(b) —
Total distributions (d)	(0.0110)	(0.0216)	(0.0144)	(0.0050)	(0.001)
Net asset value, end of year	$ 1.0009	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	0.93%	2.15%	1.32%	0.53%	0.09%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.46%	0.49%	0.47%	0.53%	0.18%
Ratio of total expenses to average net assets	0.53%	0.53%	0.56%	0.62%	0.58%
Ratio of net investment income to average net assets	1.10%	2.16%	1.44%	0.71%	0.36%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

67

Financial Square Money Market Fund — Premier Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0004	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0115	0.0217	0.0142	0.0068	0.001
Net realized and unrealized gain (loss)	(0.0003)	0.0002	0.0001	(0.0016)	(b) —
Total from investment operations	0.0112	0.0219	0.0143	0.0052	0.001
Distributions to shareholders from net investment income	(0.0108)	(0.0217)	(0.0142)	(0.0049)	(0.001)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(c) —	(b) —
Total distributions (d)	(0.0108)	(0.0217)	(0.0142)	(0.0049)	(0.001)
Net asset value, end of year	$ 1.0010	$ 1.0006	$ 1.0004	$ 1.0003	$ 1.000
Total return (e)	0.91%	2.15%	1.35%	0.52%	0.10%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.45%	0.48%	0.47%	0.53%	0.19%
Ratio of total expenses to average net assets	0.53%	0.53%	0.55%	0.60%	0.58%
Ratio of net investment income to average net assets	1.10%	2.17%	1.42%	0.69%	0.37%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

Financial Square Treasury Obligations Fund — Premier Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.018	0.013	0.004	(b) —
Net realized gain (loss)	0.001	—(b)	(0.004)	(0.002)	(b) —
Total from investment operations	0.007	0.018	0.009	0.002	(b) —
Distributions to shareholders from net investment income	(0.007)	(0.018)	(0.009)	(0.002)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions(c)	(0.007)	(0.018)	(0.009)	(0.002)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return(d)	0.68%	1.84%	1.01%	0.19%	0.01%
Net assets, end of year (in 000’s)	$ 17,568	$ 17,485	$ 16,492	$ 1	$ 1
Ratio of net expenses to average net assets	0.46%	0.55%	0.55%	0.27%	0.19%
Ratio of total expenses to average net assets	0.55%	0.55%	0.56%	0.58%	0.58%
Ratio of net investment income to average net assets	0.62%	1.82%	1.32%	0.37%	0.36%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

68

Appendix B

Financial Square Treasury Instruments Fund — Premier Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.018	0.011	0.002	(b) —
Net realized loss	(b) —	(b) —	(0.001)	(b) —	(b) —
Total from investment operations	0.007	0.018	0.010	0.002	(b) —
Distributions to shareholders from net investment income	(0.007)	(0.018)	(0.010)	(0.002)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.007)	(0.018)	(0.010)	(0.002)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.69%	1.80%	0.99%	0.17%	—%(e)
Net assets, end of year (in 000’s)	$ 161,117	$ 151,939	$ 152,344	$ 56,059	$ 19,142
Ratio of net expenses to average net assets	0.45%	0.55%	0.55%	0.50%	0.38%
Ratio of total expenses to average net assets	0.55%	0.55%	0.56%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	0.65%	1.76%	1.12%	0.20%	(0.02)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

(e)
Amount is less than 0.005%.

Financial Square Treasury Solutions Fund — Premier Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.018	0.011	0.001	(b) —
Net realized gain (loss)	0.001	(b) —	(0.001)	0.001	(b) —
Total from investment operations	0.007	0.018	0.010	0.002	(b) —
Distributions to shareholders from net investment income	(0.007)	(0.018)	(0.010)	(0.002)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.007)	(0.018)	(0.010)	(0.002)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.71%	1.82%	0.99%	0.18%	0.01%
Net assets, end of year (in 000’s)	$ 127,497	$ 161,003	$ 45,627	$ 15,512	$ 1
Ratio of net expenses to average net assets	0.45%	0.55%	0.55%	0.50%	0.19%
Ratio of total expenses to average net assets	0.55%	0.55%	0.56%	0.58%	0.58%
Ratio of net investment income to average net assets	0.63%	1.77%	1.10%	0.13%	0.36%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

69

Financial Square Government Fund — Premier Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.019	0.010	0.003	(b) —
Net realized loss	(b) —	(b) —	(b) —	(0.001)	(b) —
Total from investment operations	0.007	0.019	0.010	0.002	(b) —
Distributions to shareholders from net investment income	(0.007)	(0.019)	(0.010)	(0.002)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.007)	(0.019)	(0.010)	(0.002)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.70%	1.87%	1.02%	0.22%	0.02%
Net assets, end of year (in 000’s)	$ 195,822	$ 190,633	$ 168,032	$ 101,311	$ 1
Ratio of net expenses to average net assets	0.46%	0.53%	0.52%	0.52%	0.20%
Ratio of total expenses to average net assets	0.53%	0.53%	0.54%	0.58%	0.58%
Ratio of net investment income to average net assets	0.70%	1.85%	0.99%	0.28%	0.40%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

Financial Square Federal Instruments Fund — Premier Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.018	0.010	0.002	(b) —
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.007	0.018	0.010	0.002	(b) —
Distributions to shareholders from net investment income	(0.007)	(0.018)	(0.010)	(0.002)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.007)	(0.018)	(0.010)	(0.002)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.72%	1.82%	0.99%	0.19%	0.01%
Net assets, end of period (in 000’s)	$ 52	$ 52	$ 51	$ 50	$ 50
Ratio of net expenses to average net assets	0.42%	0.53%	0.55%	0.53%	(e) 0.38%
Ratio of total expenses to average net assets	0.56%	0.57%	0.60%	0.63%	(e) 0.74%
Ratio of net investment income to average net assets	0.67%	1.79%	0.99%	0.19%	(e)(f) —%
 *
Commenced operations on October 30, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

(f)
Amount is less than 0.005% of average
net assets.

70

Appendix B

Investor Tax-Exempt Money Market Fund — Premier Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.013	0.010	0.004	(b) —
Net realized gain (loss)	0.001	(b) —	(b) —	(0.001)	(b) —
Total from investment operations	0.008	0.013	0.010	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.013)	(0.010)	(0.002)	(b) —
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.008)	(0.013)	(0.010)	(0.003)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.49%	1.06%	0.68%	0.29%	0.01%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.43%	0.54%	0.54%	0.47%	0.12%
Ratio of total expenses to average net assets	0.55%	0.55%	0.57%	0.64%	0.59%
Ratio of net investment income to average net assets	0.75%	1.32%	0.95%	0.43%	0.37%
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.0005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.
71

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Money Market Funds Prospectus
(Premier Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at
1-800-621-2550
.
You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website:
http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSPREMPRO-20

Prospectus
Resource Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: GBRXX
◼
Money Market Fund: GREXX
◼
Treasury Obligations Fund: GTRXX
◼
Treasury Instruments Fund: GIRXX
◼
Treasury Solutions Fund: GFRXX
◼
Government Fund: GVRXX
Investor Funds
SM
◼
Money Market Fund: FHRXX
◼
Tax-Exempt Money Market Fund: GXRXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.83%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$ 85	$265	$460	$1,025

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or
expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.26%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.51%	March 31, 2019
Worst Quarter Return	0.00%	June 30, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/2010)	1.72%	0.71%	0.37%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
4

Financial Square Money Market Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.83%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$265	$460	$1,025

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
6

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.24%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.50%	March 31, 2019
Worst Quarter Return	0.00%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/2010)	1.72%	0.74%	0.38%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

7

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
8

Financial Square Treasury Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$87	$271	$471	$1,049

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
9

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

10

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.16%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.41%	June 30, 2019
Worst Quarter Return	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/2010)	1.42%	0.53%	0.28%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
11

Financial Square Treasury Instruments Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Instruments Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$87	$271	$471	$1,049

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash and securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”). Although “government money market funds” may also invest in repurchase agreements that are collateralized fully by cash or U.S. Government Securities, the Fund may not invest in
12

repurchase agreements. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
13

CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.16%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.40%	June 30, 2019
Worst Quarter Return	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/2010)	1.39%	0.51%	0.27%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the
Fund
(the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
14

Financial Square Treasury Solutions Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold
and
sell shares of the Fund. You may pay other fees, such
as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Treasury Solutions Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$87	$271	$471	$1,049

Principal Strategy
The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaran-
teed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government
(“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S.
Treasury Obligations.
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by
15

cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at
times
, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and
its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

16

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.17%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.40%	June 30, 2019
Worst Quarter Return	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/2010)	1.41%	0.52%	0.27%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
17

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.83%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$265	$460	$1,025

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
18

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

19

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.17%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.42%	June 30, 2019
Worst Quarter Return	0.00%	March 31, 2017

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/2010)	1.46%	0.54%	0.28%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account
. Investments made through tax-deferred
arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
20

Investor Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.55%
Service and Administration Fees	0.50%
All Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.86%
Expense Limitation 1	(0.03)%
Total Annual Fund Operating Expenses After Expense Limitation	0.83%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses)
to 0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$271	$474	$1,058

21

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. govern-
ment agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates,
and
the market
value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under
22

unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.25%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.46%	March 31, 2019
Worst Quarter Return	0.02%	December 31, 2016

23

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Resource Shares (Inception 5/31/2016)	1.63%	0.95%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Tax-Exempt Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.54%
Service and Administration Fees	0.50%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.85%
Expense Limitation 1	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.83%
1
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses)
to 0.014% of the Fund’s average daily net assets through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$269	$469	$1,047

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest
25

from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
26

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.15%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.22%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/2010)	0.65%	0.28%	0.15%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
29
of
the Prospectus.

27

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
29
of
the Prospectus.
28

Additional Summary Information
Buying and Selling Fund Shares
Generally, Resource Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co.
LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions
(“Intermediaries”) that have agreed to provide certain administration and personal and account maintenance services to their customers who are the beneficial owners of Resource Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Resource Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Resource Shares, and may establish other requirements such as a minimum
account balance.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
29

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Funds
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):
◼
Prime Obligations Fund
The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Money Market Fund (Institutional)
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
30

Investment Management Approach
Financial Square Funds—Government Money Market Funds
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. The Treasury Instruments
Fund may not invest in repurchase agreements. Government money market funds may seek to maintain a stable NAV per share of
$1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or
redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):
◼
Treasury Obligations Fund
The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental
investment restriction.
◼
Treasury Instruments Fund
The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the
Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
◼
Treasury Solutions Fund
The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by
its name.
◼
Government Fund
The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
31

Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions?”
below.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):
◼
Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
All Funds
Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury
Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund and the Investor Tax-Exempt Money
Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions.
However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the
Fund’s account at the
custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk

◼
Manage interest rate risk

◼
Manage liquidity

32

Investment Management Approach
INVESTMENT PROCESS
1.

Managing Credit Risk

The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.

◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.

The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.

◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.

◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.

Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;

◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

◼
Bid-ask spreads associated with securities in
the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment
Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S.
dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the
“SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial
Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square
Government Funds.

◼
Tax-Advantaged Funds:
Financial Square Treasury
Instruments Fund.

◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.

◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own

33

accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see
“Shareholder Guide—How to Buy Shares—Who May Purchase Resource Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.

◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.

◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).

◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).

◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.

◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

◼
Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only):
Under Rule 2a-7, the Board is permitted to
impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund
Redemptions
?” below.

34

Investment Management Approach
INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.

◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.

◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.

◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
35

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Money Market	Financial Square Treasury Obligations	Financial Square Treasury Instruments
U.S. Treasury Obligations 1	◼	◼	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper	◼ U.S. and foreign (US$) commercial paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities	◼	◼
Foreign Government Obligations (US$)	◼ 4	◼ 4
Municipals	◼ 5	◼ 5
Custodial Receipts	◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds	◼	◼
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and generally exempt from state taxation
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
36

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
37

	Financial Square Funds		Investor Funds
	Financial Square Treasury Solutions	Financial Square Government	Investor Money Market	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼	◼
U.S. Government Securities		◼	◼
Bank Obligations			◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper			◼ U.S. and foreign (US$) commercial paper	◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities			◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼ 3	◼	◼	◼
Asset-Backed and Receivables-Backed Securities			◼
Foreign Government Obligations (US$)			◼ 4
Municipals			◼ 5	◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 6
Custodial Receipts			◼	◼
Investment Companies		◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7	◼ Up to 10% of total assets in other investment companies 7
Private Activity Bonds			◼	◼ Does not intend to invest if subject to AMT 8,9
Credit Quality	First Tier 10	First Tier 10	First Tier 10	First Tier 10
Summary of Taxation for Distributions 11	Taxable federal and state 12	Taxable federal and state 12	Taxable federal and state 12	Tax-exempt federal and taxable state 13
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in
securities subject to
AMT and may
temporarily invest in
the taxable money
market instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is
the borrower of
cash) not permitted.

38

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

3
The Fund may only enter into repurchase agreements with the Federal Reserve Bank of
New York.

4
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

6
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary
investment purposes.

7
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

8
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

9
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

10
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

11
See “Taxation” for an explanation of the tax consequences summarized in the table above.

12
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

13
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
39

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds						Investor Funds
	Institutional Funds		Government Funds				Retail Funds
✓ Principal Risk • Additional Risk	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Money Market Fund	Tax-Exempt Money Market Fund
Banking Industry	✓	✓					✓
Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•
Floating NAV	✓	✓
Foreign	✓	✓					✓
Geographic and Sector								✓
Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity	✓	✓	✓	✓	✓	✓	✓	✓
Management	•	•	•	•	•	•	•	•
Market	✓	✓	✓	✓	✓	✓	✓	✓
Municipal	✓	✓					✓	✓
Stable NAV			✓	✓	✓	✓	✓	✓
Tax								✓
U.S. Government Securities	✓	✓				✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's, Financial Square Money Market Fund's and Investor Money Market Fund's
investments more than if the  Funds were  not invested to such a degree in the banking industry. The  Financial Square Prime
Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund  may invest more than 25% of  their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising

40

Risks of the Funds
interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and
Investor Money Market Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Financial Square Prime Obligations Fund, Financial
Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries

41

(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

42

Risks of the Funds
With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Government and Retail Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Government and Retail Funds may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the
Government and Retail Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
43

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Treasury Solutions Government	Money Market Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

44

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Money Market	0.16%	0.13%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Investor Funds
Money Market Fund	0.16%	0.16%
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Funds invest, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

45

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
46

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.
47

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Resource Shares. Certain features of Resource Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds
◼ Money Market Fund	◼ Government Money Market Fund	◼ Money Market Fund
◼ Prime Obligations Fund	◼ Treasury Instruments Fund	◼ Tax-Exempt Money Market Fund
◼ Treasury Obligations Fund
◼ Treasury Solutions Fund

How to Buy Shares
How Can I Purchase Resource Shares Of
The Fund?
Generally, Resource Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by
Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund (except the Financial
Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Resource
Shares directly from
a Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation
(NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or

◼
With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and
Class of Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an
Institutional Fund.

It is strongly recommended that payment for all Resource Shares be effected by wiring federal funds.
48

Shareholder Guide
Who May Purchase Resource Shares Of The
Retail Funds?
Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the
Retail Funds will be involuntarily redeemed from
the Funds.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Resource Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to Resource Shares. These payments may be in addition to other payments borne by
the Funds.
Intermediaries may provide the following services in connection with their customers’ investments in
Resource Shares:
◼
Personal and account maintenance services

◼
Provide facilities to answer inquiries and respond to correspondence

◼
Act as liaison between the Intermediary’s customers and the Trust

◼
Assist customers in completing application forms, selecting dividend and other options, and similar services

◼
Administration services

◼
Act, directly or through an agent, as the sole shareholder of record

◼
Maintain account records for customers

◼
Process orders to purchase, redeem and exchange shares for customers

◼
Process confirmation statements and payments for customers

49

Pursuant to a service plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.50% (annualized) of the average daily net assets of the Resource Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without
shareholder approval.
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service and administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the
Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an
Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment
Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain
Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases,
Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services.
Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Resource Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Resource Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
What Is My Minimum Investment In
The Funds?

Minimum initial investment	$10 million in Resource Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Resource Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Resource Shares held by non-complying accounts, and may impose a charge for any
special services.
50

Shareholder Guide
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Resource Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Funds
—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by

51

pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.
Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government and Retail Funds
—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time
◼
Shares of the Government and Retail Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the
New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the
Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock
Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
52

Shareholder Guide
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the
Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Money Market	3:00 p.m. Eastern Time
◼ Financial Square Prime Obligations
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Financial Square Treasury Obligations
◼ Investor Money Market
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Resource Shares Of
The Funds?
Generally, Resource Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Resource Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Resource Shares
Of The Funds?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?”
below.
53

When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Resource Shares held in an account maintained and serviced by your
Intermediary. If your Resource Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
54

Shareholder Guide
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Money Market
◼ Financial Square Prime Obligations
◼ Financial Square Treasury Instruments
◼ Financial Square Treasury Solutions
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Financial Square Treasury Obligations
◼ Investor Money Market
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

55

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Resource Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money
Market Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

56

Shareholder Guide
◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On
Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional And Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the
Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an
Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or
Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail
Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the
“Taxation” section of the Prospectus for
further information.
57

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or
the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Are The Distribution Fees Paid By
Resource Shares?
The Trust has adopted a distribution plan (the “Plan”) under which Resource Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plan exceed its expenses, Goldman Sachs may realize a profit from this arrangement.
Under the Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to
0.15% of a Fund’s average daily net assets attributed to Resource Shares. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of its distribution fee. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without
shareholder approval.
The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:
◼
Compensation paid to and expenses incurred by Intermediaries, Goldman Sachs and their respective officers, employees and sales representatives;

◼
Commissions paid
to Intermediaries;

◼
Allocable overhead;

◼
Telephone and
travel expenses;

◼
Interest and other costs associated with the financing of such compensation and expenses;

◼
Printing of prospectuses for
prospective shareholders;

◼
Preparation and distribution of sales literature or advertising of any type; and

◼
All other expenses incurred in connection with activities primarily intended to result in the sale of
Resource Shares.

What Types Of Reports Will I Be Sent Regarding My Investments In
Resource Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
58

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square
Treasury Solutions Fund, Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market
Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the
Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these
Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.
With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable
59

disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
60

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money
Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
61

Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund,
Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated
maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate.
Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may
62

Appendix A
become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’
foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the
63

tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
64

Appendix A
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
65

When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
66

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Resource Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0106	0.0216	0.0144	0.0002	(b) —
Net realized and unrealized gain (loss)	0.0008	0.0003	(0.0001)	0.0025	(b) —
Total from investment operations	0.0114	0.0219	0.0143	0.0027	(b) —
Distributions to shareholders from net investment income	(0.0109)	(0.0216)	(0.0144)	(0.0024)	(b) —
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(c) —	(b) —
Total distributions (d)	(0.0109)	(0.0216)	(0.0144)	(0.0024)	(b) —
Net asset value, end of year	$ 1.0010	$ 1.0005	$ 1.0002	$ 1.0003	$ 1.000
Total return (e)	0.73%	1.85%	1.01%	0.27%	0.01%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 71,804
Ratio of net expenses to average net assets	0.47%	0.49%	0.47%	0.52%	0.46%
Ratio of total expenses to average net assets	0.83%	0.83%	0.86%	0.92%	0.88%
Ratio of net investment income to average net assets	1.10%	2.16%	1.44%	0.02%	0.01%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c
)Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

67

Financial Square Money Market Fund — Resource Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.0006	$ 1.0004	$ 1.0003	$ 1.0000	$ 1.000
Net investment income (a)	0.0116	0.0217	0.0142	0.0068	0.001
Net realized and unrealized gain (loss)	(0.0005)	0.0002	0.0001	(0.0040)	(b) —
Total from investment operations	0.0111	0.0219	0.0143	0.0028	0.001
Distributions to shareholders from net investment income	(0.0109)	(0.0217)	(0.0142)	(0.0025)	(0.001)
Distributions to shareholders from net realized gains	(c) —	(c) —	(c) —	(c) —	(b) —
Total distributions (d)	(0.0109)	(0.0217)	(0.0142)	(0.0025)	(0.001)
Net asset value, end of year	$ 1.0008	$ 1.0006	$ 1.0004	$ 1.0003	$ 1.000
Total return (e)	0.69%	1.84%	1.04%	0.28%	0.10%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.45%	0.49%	0.47%	0.53%	0.19%
Ratio of total expenses to average net assets	0.83%	0.83%	0.85%	0.90%	0.88%
Ratio of net investment income to average net assets	1.11%	2.17%	1.42%	0.68%	0.37%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Amount is less than $0.00005
per share.

(d)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

Financial Square Treasury Obligations Fund — Resource Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.016	0.008	0.004	(b) —
Net realized loss	(b) —	(b) —	(b) —	(0.004)	(b) —
Total from investment operations	0.006	0.016	0.008	(b) —	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.016)	(0.008)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.016)	(0.008)	(b) —	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.51%	1.54%	0.71%	0.05%	0.01%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.39%	0.56%	0.56%	0.27%	0.19%
Ratio of total expenses to average net assets	0.85%	0.85%	0.86%	0.88%	0.88%
Ratio of net investment income to average net assets	0.59%	1.59%	0.78%	0.37%	0.36%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

68

Appendix B

Financial Square Treasury Instruments Fund — Resource Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.003	0.016	0.009	0.004	(b) —
Net realized gain (loss)	0.003	(b) —	(b) —	(0.004)	(b) —
Total from investment operations	0.006	0.016	0.009	(b) —	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.016)	(0.009)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.016)	(0.009)	(b) —	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.52%	1.50%	0.69%	0.04%	(e) —%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.41%	0.56%	0.55%	0.26%	0.19%
Ratio of total expenses to average net assets	0.85%	0.85%	0.86%	0.88%	0.88%
Ratio of net investment income to average net assets	0.57%	1.61%	0.87%	0.37%	0.37%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

(e)
Amount is less than 0.005%.

Financial Square Treasury Solutions Fund — Resource Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.006	0.016	0.008	0.004	(b) —
Net realized loss	(b) —	(b) —	(b) —	(0.004)	(b) —
Total from investment operations	0.006	0.016	0.008	(b) —	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.016)	(0.008)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.006)	(0.016)	(0.008)	(b) —	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d )	0.53%	1.51%	0.69%	0.05%	0.01%
Net assets, end of year (in 000’s)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratio of net expenses to average net assets	0.40%	0.56%	0.55%	0.26%	0.19%
Ratio of total expenses to average net assets	0.85%	0.85%	0.86%	0.88%	0.88%
Ratio of net investment income to average net assets	0.59%	1.59%	0.84%	0.37%	0.37%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

69

Financial Square Government Fund — Resource Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.005	0.015	0.007	0.001	(b) —
Net realized gain	(b) —	0.001	(b) —	(b) —	(b) —
Total from investment operations	0.005	0.016	0.007	0.001	(b) —
Distributions to shareholders from net investment income	(0.005)	(0.016)	(0.007)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.005)	(0.016)	(0.007)	(0.001)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return(d)	0.53%	1.57%	0.72%	0.05%	0.01%
Net assets, end of year (in 000’s)	$ 83,378	$ 70,841	$ 70,747	$ 74,864	$ 17,634
Ratio of net expenses to average net assets	0.60%	0.83%	0.82%	0.69%	0.43%
Ratio of total expenses to average net assets	0.83%	0.83%	0.84%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets	0.47%	1.54%	0.70%	0.06%	(0.01)%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

70

Appendix B

Investor Money Market Fund — Resource Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.017	0.008	0.002	(b) —
Net realized gain	(b) —	(b) —	0.002	0.001	(b) —
Total from investment operations	0.007	0.017	0.010	0.003	(b) —
Distributions to shareholders from net investment income	(0.007)	(0.017)	(0.010)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.007)	(0.017)	(0.010)	(0.003)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.67%	1.74%	0.96%	0.26%	0.05%
Net assets, end of period (in 000’s)	$ 11	$ 11	$ 11	$ 50	$ 50
Ratio of net expenses to average net assets	0.73%	0.81%	0.83%	0.82%	0.62%(e)
Ratio of total expenses to average net assets	0.86%	0.86%	0.94%	1.16%	5.53%(e)
Ratio of net investment income to average net assets	0.66%	1.75%	0.77%	0.22%	0.01%(e)
 *
Commenced operations on May 31, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

Investor Tax-Exempt Money Market Fund — Resource Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.003	0.008	0.004	(b) —	(b) —
Net realized gain	(b) —	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.003	0.008	0.004	0.001	(b) —
Distributions to shareholders from net investment income	(0.003)	(0.008)	(0.004)	(b) —	(b) —
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.003)	(0.008)	(0.004)	(0.001)	(b) —
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.30%	0.76%	0.37%	0.08%	0.01%
Net assets, end of year (in 000’s)	$ 3,101	$ 2,206	$ 2,412	$ 3,731	$ 6,469
Ratio of net expenses to average net assets	0.61%	0.83%	0.83%	0.73%	0.20%
Ratio of total expenses to average net assets	0.85%	0.85%	0.87%	0.94%	0.89%
Ratio of net investment income to average net assets	0.29%	0.75%	0.36%	0.02%	0.01%
(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions.

71

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Money Market Funds Prospectus
(Resource Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at
1-800-621-2550
.
You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website:
http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSRESPRO-20

Prospectus
Drexel Hamilton Class Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Prime Obligations Fund: VTNXX
◼
Government Fund: VETXX

Financial Square Prime Obligations Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses 1	0.02%
Total Annual Fund Operating Expenses	0.18%
1

The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Drexel Hamilton Class Shares of the Fund for the time periods indicated and then redeem all of your Drexel Hamilton Class Shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Drexel Hamilton Class Shares	$18	$58	$101	$230

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S.
government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than
25% of its total assets in the securities of any one
foreign government.
The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended
(the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its
portfolio securities.
1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Floating NAV Risk.
The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’
s liquidity.
2

Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR (INSTITUTIONAL SHARES)*

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.62%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.68%	March 31, 2019
Worst Quarter Return	0.00%	September 30, 2014

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 3/8/1990)	2.39%	1.20%	0.64%
*
Because Drexel Hamilton Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in this Prospectus). Drexel Hamilton Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the
same expenses.

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
8
of
the Prospectus.

3

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
8
of
the Prospectus.
4

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses 1	0.02%
Total Annual Fund Operating Expenses	0.18%
1

The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Drexel Hamilton Class Shares of the Fund for the time periods indicated and then redeem all of your Drexel Hamilton Class Shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Drexel Hamilton Class Shares	$18	$58	$101	$230

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
5

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’
s liquidity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

6

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR (INSTITUTIONAL SHARES)*

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.39%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.58%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Shares (Inception 4/6/1993)	2.12%	0.99%	0.51%
*
Because Drexel Hamilton Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in this Prospectus). Drexel Hamilton Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the
same expenses.

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
8
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
8
of
the Prospectus.
7

Additional Summary Information
Buying and Selling Fund Shares
Drexel Hamilton Class Shares may be purchased only by clients of Drexel Hamilton LLC (“Drexel Hamilton”). Clients of Drexel
Hamilton may purchase Drexel Hamilton Class Shares through Drexel Hamilton or through certain other intermediaries that have been authorized by Drexel Hamilton to offer the Funds’ Drexel Hamilton Class Shares (together with Drexel Hamilton, the
“Intermediaries”).
The minimum initial investment requirement for Drexel Hamilton Class Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Drexel Hamilton Class Shares, and may establish other requirements such as a minimum account balance. You may purchase and redeem (sell) Drexel Hamilton Class Shares of a Fund on any business day through an Intermediary.
Drexel Hamilton is owned and operated by U.S. military veterans that have disabilities connected to their service. Drexel Hamilton is focused on generating financial return for its clients while having a positive impact on veteran employment and veteran charities.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
8

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of the Fund.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Institutional Money Market Fund
An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a
NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g.,
$1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%)
on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On
Institutional Fund Redemptions?”
below.
The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of the Financial Square Prime Obligations Fund as an institutional money market fund under Rule 2a-7 (the “Institutional Fund”):
◼
Prime Obligations Fund
The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
Financial Square Funds—Government Money Market Fund
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of the Financial Square Government Fund as a government money market fund under Rule 2a-7 (the “Government Fund”):
◼
Government Fund
The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
All Funds
Under normal circumstances, the cash positions of the Government Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments.
A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested.
Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
9

Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk
◼
Manage interest rate risk
◼
Manage liquidity
INVESTMENT PROCESS
1.

Managing Credit Risk
The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.
◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.
The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.
◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.
◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.
3.

Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;
◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
◼
Bid-ask spreads associated with securities in
the portfolios.
References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
The Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).
The Government Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company
Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or
(iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet
10

Investment Management Approach
certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return than traditional money market instruments and convenient liquidation privileges. In addition, the Government Fund is designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.
Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to
Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration
(“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the
Government Fund is a permissible investment under the laws applicable to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.
◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).
◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).
◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.”For these purposes, daily and weekly liquid assets are calculated as of the end of each business day.
Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash;
(b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of
60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
◼
Liquidity Fees and Redemption Gates (Institutional Fund Only):
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from the Institutional Fund, in the event that the Institutional Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Institutional Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the
Fund has imposed the liquidity fee or
redemption gate.
Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional Fund will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional Fund Redemptions
?” below.

11

INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.
◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.
◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Government Fund, which seeks to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.
In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
12

Investment Policies Matrix

Financial Square Funds
	Financial Square Prime Obligations	Financial Square Government
U.S. Treasury Obligations 1	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations	◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks 2
Commercial Paper	◼ U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼
Asset-Backed and Receivables-Backed Securities	◼
Foreign Government Obligations (US$)	◼ 3
Municipals	◼ 4
Custodial Receipts	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 5	◼ Up to 10% of total assets in other investment companies 5
Private Activity Bonds	◼
Credit Quality	First Tier 6	First Tier 6
Summary of Taxation for Distributions 7	Taxable federal and state 8	Taxable federal and state 8
Miscellaneous	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements (i.e., where the Fund is the borrower of cash) not permitted.	Reverse repurchase agreements (i.e., where the Fund is the borrower of cash) not permitted.
13

1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

3
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

4
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

5
This percentage limitation does not apply to the Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

6
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow the Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, the Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

7
See “Taxation” for an explanation of the tax consequences summarized in the table above.

8
Taxable in many states except, in certain states, for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
14

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

✓ Principal Risk • Additional Risk	Prime Obligations Fund	Government Fund
Banking Industry	✓
Credit/Default	✓	✓
Floating and Variable Rate Obligations	•	•
Floating NAV	✓
Foreign	✓
Interest Rate	✓	✓
Large Shareholder Transactions	✓	✓
Liquidity	✓	✓
Management	•	•
Market	✓	✓
Municipal	✓
Stable NAV		✓
U.S. Government Securities	✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Financial Square Prime Obligations Fund's  investments more than if the  Fund was  not invested to such a degree in the banking industry. The  Financial Square Prime Obligations Fund  may invest more than 25% of  its  total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
15

The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Floating NAV Risk
—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain
or loss.

◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Financial Square Prime Obligations Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The
 Financial Square Prime Obligations Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the

16

Risks of the Funds
instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will
17

generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Financial Square Government Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Financial Square Government Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Financial Square Government Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the Financial Square Government Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00
share price.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
18

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Government
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Prime Obligations	0.16%	0.14%
Government	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

19

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invest, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to [0.014%] of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its
20

Service Providers
affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
21

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Government	5:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price  or minimize principal volatility.
The realized gains and losses are not expected to be of an amount which would affect a Government Fund’s NAV of $1.00 per share.
22

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Fund’s Drexel Hamilton Class Shares. Certain features of Drexel Hamilton Class Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on the Fund’s classification as either an “institutional” or “government” fund, as shown below:

Financial Square Funds
Institutional Fund	Government Fund
◼ Prime Obligations Fund	◼ Government Money Market Fund

How to Buy Shares
How Can I Purchase Drexel Hamilton Class Shares Of
The Fund?
Drexel Hamilton Class Shares may be purchased only by clients of Drexel Hamilton. Clients of Drexel Hamilton may purchase Drexel
Hamilton Class Shares through Drexel Hamilton or through certain other Intermediaries that have been authorized by Drexel Hamilton to offer the Fund's Drexel Hamilton Class Shares. Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”)
to accept purchase, redemption or exchange orders on behalf of the Fund for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an
Authorized Institution).
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs & Co. LLC (“Goldman Sachs”) at
1-800-621-2550
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)); or

◼
With respect to shares of the Government Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of
Shares), P.O. Box 06050, Chicago, IL 60
606-6306
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by the
Institutional Fund.

It is strongly recommended that payment for all Drexel Hamilton Class Shares be effected by wiring federal funds.
What Should I Know When I Purchase Drexel Hamilton Class Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
23

Intermediaries that invest in shares on behalf of their customers may charge brokerage commissions or other fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Fund or Goldman Sachs for the services provided by them with respect to the Drexel Hamilton
Class Shares.
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Fund and other Goldman Sachs Funds, which may consist of payments relating to the Fund’s inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the
Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Fund and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Fund, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment
Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments
and services.
The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
You may be required to pay a commission directly to a broker or financial intermediary for effecting transactions in Drexel Hamilton
Class Shares. In addition to Drexel Hamilton Class Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Drexel Hamilton
Class Shares. Information regarding these other share classes is included in the Prospectus for the applicable share class and may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.
What Is My Minimum Investment In
The Fund?

Minimum initial investment	$10 million in Drexel Hamilton Class Shares of the Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum
The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
24

Shareholder Guide
Drexel Hamilton may waive the minimum investment requirement, in its discretion. In addition, an Intermediary may impose a different minimum amount for initial and additional investments in Drexel Hamilton Class Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Drexel Hamilton Class Shares held by noncomplying accounts, and may impose a charge for any
special services.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.

◼
Close the Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Drexel Hamilton Class Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Fund’
s investments.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Generally, shares of the Fund will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
The Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Fund to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Fund. Applications without the required information may not be accepted by the
Fund. Throughout the life of your account, the Fund may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Fund reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify an investor’s identity or are unable to obtain all required information. The Fund and its agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is the Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is the Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Fund generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
◼
Institutional Fund
—The Financial Square Prime Obligations Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The
Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of

25

quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if the Institutional
Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the
Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which the Fund invests do not typically have readily available market quotations because these securities are not actively traded in the
secondary markets.
Using fair valuation involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the
same investments.
Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the
Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.
◼
Government Fund
—The Financial Square Government Fund seeks to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that the Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Fund is generally calculated by the Fund’s accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Government	5:00 p.m. Eastern Time
◼
Shares of the Government Fund will also generally be priced throughout the day by the Fund’s accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the New York
Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government
Fund may be priced by the Fund’s accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e.,
Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial
Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into the Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Fund for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether the Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
26

Shareholder Guide
The Fund relies on various sources to calculate its NAV. The ability of the Fund’s accounting agent to calculate the NAV per share of each share class of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Fund’
s NAV.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, an Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Financial Square Prime Obligations	3:00 p.m. Eastern Time
◼ Financial Square Government	5:00 p.m. Eastern Time
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Drexel Hamilton Class Shares Of
The Fund?
Drexel Hamilton Class Shares may be sold (redeemed) only by clients of Drexel Hamilton. Clients of Drexel Hamilton may sell Drexel
Hamilton Class Shares through Drexel Hamilton or through certain other Intermediaries that have been authorized by Drexel Hamilton to offer the Fund’s Drexel Hamilton Class Shares. Customers of an Intermediary will normally give their redemption instructions to the
Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day the Fund is open, the
Fund will generally redeem its Drexel Hamilton Class Shares upon request at their NAV per share next-determined after the Transfer
Agent (or, if applicable, an Authorized Institution) has received and accepted a redemption order in proper form, as described under
“How To Buy Shares—How Can I Purchase
Drexel Hamilton Class Shares
Of The Fund?”
above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). The Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your
Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from the Institutional Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under
“How To Sell Shares—What Are The Potential Restrictions On Institutional Fund Redemptions?”
below.
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
27

What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Drexel Hamilton Class Shares held in an account maintained and serviced by your Intermediary. If your Drexel Hamilton Class Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Financial Square Prime Obligations
◼ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request. Redemption requests or payments may be postponed or suspended for longer than one day only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e)
of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) the Fund, as part of a liquidation of the Fund, has suspended redemption of shares. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

28

Shareholder Guide
◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Fund will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if the Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus.

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

The Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Fund may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Drexel Hamilton Class Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman
Sachs Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of the Fund for shares of another Goldman
Sachs Fund.
29

You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Fund does not impose any charge for exchanges, although the Fund may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into the Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from the Institutional Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional Fund
Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Institutional
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Institutional Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of the Institutional Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of the Institutional Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If the Institutional Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional Fund or your Intermediary. Unprocessed purchase orders that the Institutional Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Institutional Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer
Agent before the Fund imposed a liquidity fee or
redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the
Institutional Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed
(generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund
(http://www.gsamfunds.com). In addition, the Institutional Fund will make such announcements through a supplement to its
Prospectus and may make such announcements through a press release or by other means.
30

Shareholder Guide
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once the Institutional Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional Funds may only suspend redemptions for up to 10 business days in any 90-
day period.
Liquidity fees imposed by the Institutional Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Institutional Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for
further information.
Intermediaries are required to promptly take such actions reasonably requested by the Institutional Fund, the Transfer Agent or the
Investment Adviser to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
the Fund.
While the Board has no current intention to subject the Governments Fund to liquidity fees or redemption gates, the Board reserves the ability to subject the Fund to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
What Types Of Reports Will I Be Sent Regarding My Investments In Drexel Hamilton
Class Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
31

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
The Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Fund will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Fund’s investment income will consist generally of interest income rather than
corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because the Financial Square Government Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in the Fund, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund does not maintain stable share prices, a sale of the Fund’s shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Fund’
s shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified
“NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain
or loss.
If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, the IRS
will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to
such redemption.

32

Taxation
OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
33

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

The Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
The Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”));
(ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of
the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
The Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

The Financial Square Prime Obligations Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by
government regulation.
If the Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
Commercial Paper.

The Financial Square Prime Obligations Fund may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper
34

Appendix A
that may be purchased by the Fund consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional
credit support.
Short-Term Obligations of Corporations or Other Entities.

The Financial Square Prime Obligations Fund may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded
as illiquid.
Repurchase Agreements.

The Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

The Financial Square Prime Obligations Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.
There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such
35

developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the
Fund to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Financial Square Prime Obligations Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

The Financial Square Prime Obligations Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which the Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral
obligation bonds).
The Fund may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of the Fund that holds
such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
36

Appendix A
Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

The Financial Square Prime Obligations Fund may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by the Fund as “exempt-interest dividends” to shareholders under the AMT.
Other Municipal Obligation Policies.

The Financial Square Prime Obligations Fund may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, the Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities;
(ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). The
Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to the Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, the Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
Custodial Receipts.

The Financial Square Prime Obligations Fund may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes,
37

custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

The Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable
38

Appendix A
◼
Certain municipal leases and participation interests
◼
Certain stripped mortgage-backed securities
◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days
◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.
Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
39

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Prime Obligations Fund — Drexel Hamilton Class Shares	Period Ended August 31, 2020*
Per Share Data:
Net asset value, beginning of period	$ 1.0006
Net investment income (a)	0.0080
Net realized and unrealized gain	0.0042
Total from investment operations	0.0122
Distributions to shareholders from net investment income	(0.0116)
Distributions to shareholders from net realized gains	(b) —
Total distributions (c)	(0.0116)
Net asset value, end of period	$ 1.0012
Total return (d)	1.22%
Net assets, end of period (in 000’s)	$ 100,044
Ratio of net expenses to average net assets	(e) 0.16%
Ratio of total expenses to average net assets	(e) 0.18%
Ratio of net investment income to average net assets	(e) 0.78%
*
Commenced operations on September 9, 2019.
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.00005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)
Annualized.
40

Appendix B

Financial Square Government Fund — Drexel Hamilton Class Shares	Period Ended August 31, 2020*
Per Share Data:
Net asset value, beginning of period	$ 1.00
Net investment income (a)	0.005
Net realized gain	0.004
Total from investment operations	0.009
Distributions to shareholders from net investment income	(0.009)
Distributions to shareholders from net realized gains	(b) —
Total distributions (c)	(0.009)
Net asset value, end of period	$ 1.00
Total return (d)	0.93%
Net assets, end of period (in 000’s)	$ 2,354,098
Ratio of net expenses to average net assets	(e) 0.18%
Ratio of total expenses to average net assets	(e) 0.18%
Ratio of net investment income to average net assets	(e) 0.54%
 *
Commenced operations on September 9, 2019.
(a)
Calculated based on the average shares
outstanding methodology.
(b)
Amount is less than $0.0005
per share.
(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.
(e)
Annualized.
41

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Money Market Funds Prospectus
(Drexel Hamilton Class Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at
1-800-621-2550
.
You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website:
http://www.gsamfunds.com/drexel.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSQGOVDRXHMLTPRO-20

Prospectus
Class R6 Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-621-2550
. If you hold
shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all
Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Government Fund: FGGXX

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.
Shareholder Fees
(fees paid directly from your investment)

Government Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$18	$58	$101	$230

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

1

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

2

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) the average annual total returns of the Fund’s Class R6 Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
CALENDAR YEAR

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.39%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.58%	June 30, 2019
Worst Quarter Return	0.06%	March 31, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Class R6 Shares (Inception 12/29/2015)	2.12%	1.22%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Generally, Class R6 Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co.
LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions
(“Intermediaries”). There is no minimum for initial purchases of Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Fund’s transfer agent for which the minimum initial investment is $5,000,000.
You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
3

Investment Management Approach

INVESTMENT OBJECTIVE
The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of the Fund cannot be changed without approval of a majority of the outstanding shares of the Fund.

PRINCIPAL INVESTMENT STRATEGY
Financial Square Funds—Government Money Market Fund
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of the Fund as a government money market fund under
Rule 2a-7.
The Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange
Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
Under normal circumstances, the cash positions of the Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). The Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. The Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, the Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Fund. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Fund is managed to seek preservation of capital, daily liquidity and maximum current income. With the Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk
◼
Manage interest rate risk
◼
Manage liquidity
INVESTMENT PROCESS
1.

Managing Credit Risk
The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Fund. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.
◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.
4

Investment Management Approach
The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.
◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and the Fund’s asset volatility, are used to identify the most effective
portfolio structure.
◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Fund.
3.

Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
The Fund’s investors and other factors that influence the asset volatility of the Fund;
◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
◼
Bid-ask spreads associated with securities in
the portfolios.
Additional Fund Characteristics and Restrictions
◼
The Fund:
The Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company
Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or
(iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, the Fund may be subject to additional investment restrictions.
◼
The Investors:
The Fund is generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Fund is designed for investors seeking a stable NAV per share. The Fund is particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.
Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),
107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and
Regulations, and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.
◼
Investment Restrictions:
The Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of the Fund cannot be changed without approval of a majority of the outstanding shares of the Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.
◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).
◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).
◼
Portfolio Diversification:
Diversification can help the Fund reduce the risks of investing. In accordance with Rule 2a-7, the Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, the Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
5

◼
Portfolio Liquidity:
The Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Fund must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day.
Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash;
(b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of
60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, the Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.

INVESTMENT PRACTICES AND SECURITIES
Although the Fund’s principal investment strategies are described in the Summary—Principal Strategy section of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objective. Numbers in the table show allowable usage only; for actual usage, consult the Fund’s annual/
semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
The Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Fund’s website for at least
six months.
◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.
◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. The Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Fund, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the
Fund, which seeks to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
◼
In the event that the Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets.
This information will appear on the Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.
In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’
s SAI.
6

Investment Policies Matrix

Financial Square Fund
Financial Square Government
U.S. Treasury Obligations 1	◼
U.S. Government Securities	◼
Repurchase Agreements	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 2
Credit Quality	First Tier 3
Summary of Taxation for Distributions 4	Taxable federal and state 5
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.

1
Issued or guaranteed by the U.S. Treasury.
2
This percentage limitation does not apply to the Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
3
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow the Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, the Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.
4
See “Taxation” for an explanation of the tax consequences summarized in the table above.
5
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.
Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
7

Risks of the Fund
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary section of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

✓ Principal Risk • Additional Risk	Government Fund
Credit/Default	✓
Floating and Variable Rate Obligations	•
Interest Rate	✓
Large Shareholder Transactions	✓
Liquidity	✓
Management	•
Market	✓
Stable NAV	✓
U.S. Government Securities	✓
◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund,, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.
◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times,
8

Risks of the Fund
its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be
9

foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Stable NAV Risk
—The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00
share price.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
10

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Government
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions) and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, the Fund may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rate listed below (as a percentage of the Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Government	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Fund invests, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
11

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise
12

Service Providers
disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
13

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in
the Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Government	5:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price.
The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.
14

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Fund’s Class R6 Shares.

How to Buy Shares
How Can I Purchase Class R6 Shares Of
The Fund?
Generally, Class R6 Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by
Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund. You should contact your
Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an
Authorized Institution).
Class R6 Shares are generally available to the following investors who purchase shares of the Fund through certain Intermediaries that have a contractual relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions, using a plan level or omnibus account, unless otherwise noted below.
◼
Investors who purchase Class R6 Shares through an account established under a fee-based program that is sponsored and maintained by an Intermediary that has entered into a contractual relationship with Goldman Sachs to offer such shares through such programs;

◼
Section 401(k) plans, 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, nonqualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts), SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations;

◼
Registered investment companies or bank collective trusts investing directly with the
Transfer Agent;

◼
Institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities, investing at least
$5,000,000 directly with the Transfer Agent; and

◼
Other investors at the discretion of the Trust’
s officers.

Class R6 Shares may not be available through certain Intermediaries. For the purposes of Class R6 Shares eligibility, the term
“Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs
Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware or The Ayco
Company, L.P.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-621-2550
and wire federal funds; or

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing
Corporation (NSCC)).

It is strongly recommended that payment for all Class R6 Shares be effected by wiring federal funds.
15

What Should I Know When I Purchase Class R6 Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Fund or Goldman
Sachs for the services provided by them with respect to the Fund’s Class R6 Shares. These payments may be in addition to other payments borne by
the Fund.
The Investment Adviser, Distributor and/or their affiliates do not make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of Class R6 Shares of
the Fund.
In addition to Class R6 Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Class R6 Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
What Is My Minimum Investment In
The Fund?
For Class R6 Shares, the minimum initial investment is $5,000,000 for institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities who purchase Class R6 Shares directly with the Transfer Agent. No minimum amount is otherwise required for initial purchases or additional investments in Class R6 Shares.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification; or (ii) certify that such number or other information is correct (if required to do so under
applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.

◼
Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Class R6 Shares
are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Fund’
s investments.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Generally, shares of the Fund will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
The Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
16

Shareholder Guide
Customer Identification Program.
Federal law requires the Fund to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Fund. Applications without the required information may not be accepted by the
Fund. Throughout the life of your account, the Fund may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Fund reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify an investor’s identity or are unable to obtain all required information. The Fund and its agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is the Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is the Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Fund generally calculates NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
The Fund seeks to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value.
There can be no assurance that the Fund will be able at all times to maintain a stable NAV per share of $1.00. Please note the following with respect to the price at which your transactions
are processed:
◼
The NAV per share of each share class of the Fund is generally calculated by the Fund’s accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares of the Fund will also generally be priced throughout the day by the Fund’s accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, including days on which the Federal Reserve Bank is closed for local holidays (i.e.,
Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial
Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

◼
On any business day when the SIFMA recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into the Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
17

Each Fund relies on various sources to calculate its NAV. The ability of the Fund’s accounting agent to calculate the NAV per share of each share class of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Fund’
s NAV.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by 5:00 p.m.
Eastern Time and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received.
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

How to Sell Shares
How Can I Sell Class R6 Shares Of
The Fund?
Generally, Class R6 Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day the Fund is open, the Fund will generally redeem its Class R6 Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Class R6 Shares Of The Fund?” above.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). The Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your
Intermediary to discuss redemptions and
redemption proceeds.
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

18

Shareholder Guide
◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Class R6 Shares held in an account maintained and serviced by your
Intermediary. If your Class R6 Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Financial Square Government
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request. Redemption requests or payments may be postponed or suspended for longer than one day only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e)
of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) the Fund, as part of a liquidation of the Fund, has suspended redemption of shares.

◼
If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to
15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

19

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if the Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus.

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

The Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Fund may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
While the Board has no current intention to subject the Fund to liquidity fees or redemption gates, the Board reserves the ability to subject the Fund to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.
Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Class R6 Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman
Sachs Fund.
The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of the Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all
share classes.

◼
Currently, the Fund does not impose any charge for exchanges, although the Fund may impose a charge in the future.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into the Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in
“How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?”
in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

◼
A Medallion signature guarantee may
be required.

20

Shareholder Guide
◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Types Of Reports Will I Be Sent Regarding My Investments In Class R6 Shares?
Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.
21

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
The Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Fund will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Fund’s investment income will consist generally of interest income rather than
corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because the Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares of the Fund, because the amount realized will be the same as their tax basis in the shares.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
22

Appendix A
Additional Information on the Fund
This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including its associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the
SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs. The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

The Fund may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
The Fund may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”));
(ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of
the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
The Fund invests in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Repurchase Agreements.

The Fund may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, the Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, the Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to the Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
23

The Fund currently enters into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect the Fund’s investment strategy, operations and/or return potential. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Floating and Variable Rate Obligations.

The Fund may purchase various floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the Investment Company Act, the Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. The Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other
financial institution.
Other Investment Companies.

The Fund may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, the floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the
Fund may not benefit from increasing interest rates for a significant amount of time.
When-Issued Securities and Forward Commitments.

The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
24

Appendix A
Illiquid Securities.

The Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of the Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

The Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, the Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
25

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

	Year Ended August 31,				Period Ended August 31, 2016*
Financial Square Government Fund — Class R6 Shares	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.009	0.022	0.014	0.006	0.002
Net realized gain	0.001	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.010	0.022	0.014	0.006	0.002
Distributions to shareholders from net investment income	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.97%	2.23%	1.38%	0.55%	0.18%
Net assets, end of period (in 000’s)	$ 115,111	$ 96,804	$ 49,441	$ 12,773	$ 4,705
Ratio of net expenses to average net assets	0.18%	0.18%	0.17%	0.18%	(e) 0.18%
Ratio of total expenses to average net assets	0.18%	0.18%	0.19%	0.23%	(e) 0.23%
Ratio of net investment income to average net assets	0.93%	2.20%	1.54%	0.56%	(e) 0.26%
 *
Commenced operations on December 29, 2015.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

26

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Money Market Funds Prospectus
(Class R6 Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the
Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at
1-800-621-2550
.
You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website:
http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Fund may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-621-2550
◼ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60 606-6306
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Fund is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund’s investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
FSGOVPROR6-20

Prospectus
Class A Shares and Class C Shares
December 29, 2020
GOLDMAN SACHS MONEY MARKET FUNDS
It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access
the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the toll-free number below or by contacting your
financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free
800-526-7384
. If you hold
shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman
Sachs Funds held in your account if you invest through your financial intermediary or all
Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Funds
SM
◼
Government Fund
◼
Class A: FSOXX
◼
Class C: FSGXX
Investor Funds
SM
◼
Money Market Fund
◼
Class A: FMEXX
◼
Class C: FMGXX
◼
Tax-Exempt Money Market Fund
◼
Class A: FKIXX
◼
Class C: FCYXX

Financial Square Government Fund—Summary

Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the
Purchase of Class C Shares” beginning on page
33
and in “Appendix C—Additional Information About Sales Charge Variations,
Waivers and Discounts” on page
53
of
the Prospectus.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load) 1	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.02%	0.27%
Service Fees	0.00%	0.25%
All Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.43%	1.18%
1
Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC
were acquired.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$138	$241	$542
Class C Shares
– Assuming complete redemption at end of period	$220	$375	$649	$1,432
– Assuming no redemption at end of period	$120	$375	$649	$1,432

1

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).
The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the
Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities.
“Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or
“redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or
potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the
Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and
liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's
expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
2

Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) the average annual total returns of the Fund’s Class A and Class C Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-526-7384
.
CALENDAR YEAR (CLASS A SHARES)

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.26%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.52%	June 30, 2019
Worst Quarter Return	0.01%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Class A Shares (Inception 2/29/2016)	1.86%	1.02%
Class C Shares (Inception 2/29/2016)	1.10%	0.49%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
13
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

3

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
13
of
the Prospectus.
4

Investor Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the
Purchase of Class C Shares” beginning on page
33
and in “Appendix C—Additional Information About Sales Charge Variations,
Waivers and Discounts” on page
53
of
the Prospectus.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load) 1	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.05%	0.30%
Service Fees	0.00%	0.25%
All Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.46%	1.21%
Expense Limitation 2	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
1
Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC
were acquired.
2
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the
Fund’s average daily net assets through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
5

The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$145	$255	$576
Class C Shares
– Assuming complete redemption at end of period	$220	$381	$662	$1,463
– Assuming no redemption at end of period	$120	$381	$662	$1,463

Principal Strategy
The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. govern-
ment agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Banking Industry Risk.

An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general
economic cycles.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration
in NAV.
Foreign Risk.

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
6

Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and
Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.
Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) the average annual total returns of the Fund’s Class A and Class C Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-621-2550
.
7

CALENDAR YEAR (CLASS A SHARES)

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.43%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.56%	March 31, 2019
Worst Quarter Return	0.04%	June 30, 2016

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Class A Shares (Inception 1/29/2016)	2.03%	1.21%
Class C Shares (Inception 1/29/2016)	1.27%	0.61%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
13
of
the Prospectus.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from
such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
13
of
the Prospectus.
8

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the
Purchase of Class C Shares” beginning on page
33
and in “
Appendix
C—Additional
Information
About Sales Charge Variations,
Waivers and Discounts” on page
53
of
the
Prospectus
.
Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load) 1	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.16%	0.16%
Distribution and/or Service (12 b-1) Fees	0.25%	0.75%
Other Expenses	0.04%	0.29%
Service Fees	0.00%	0.25%
All Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.45%	1.20%
Expense Limitation 2	(0.02) %	(0.02) %
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
1
Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC
were acquired.
2
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the
Fund’s average daily net assets through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board
of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
9

The Example assumes that you invest $10,000 in
Class
A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$142	$250	$565
Class C Shares
– Assuming complete redemption at end of period	$220	$379	$658	$1,453
– Assuming no redemption at end of period	$120	$379	$658	$1,453

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes
(measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the
United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the
Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.
The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment
Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of
$1.00
per share.
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification
and liquidity.

Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund should not
be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective
.
The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk.

An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the
Fund’s liquidity and cause significant deterioration
in NAV.
Geographic and Sector Risk.

If the Fund invests a significant portion of its total assets in certain issuers within
the same state,
geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk.

When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’
s investments.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the
Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at
times when it would not otherwise do so, which may negatively impact the  Fund's   NAV  and liquidity. Similarly, large Fund share
purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise
10

maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's expense ratio.
Liquidity Risk
.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to
selling activity.
Market Risk
.
The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Municipal Securities Risk.

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Stable NAV Risk.

The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the
Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the
Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Risk.

Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) the average annual total returns of the Fund’s Class A and Class C Shares.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling
1-800-526-7384
.
CALENDAR YEAR (CLASS A SHARES)

The total return illustrated in the table above for the 9-month period ended
September 30, 2020 was 0.27%.

During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	0.32%	June 30, 2019
Worst Quarter Return	0.00%	June 30, 2016

11

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2019	1 Year	Since Inception
Class A Shares (Inception 3/31/2016)	1.05%	0.70%
Class C Shares (Inception 3/31/2016)	0.30%	0.17%

Portfolio Management
Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page
13
of
the Prospectus.

Tax Information
The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining
AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial
Intermediaries” on page
13
of
the Prospectus.
12

Additional Summary Information
Buying and Selling Fund Shares
Generally, Class A Shares and Class C Shares may be purchased only through certain intermediaries that have a relationship with
Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). The minimum initial investment for Class A Shares or Class C Shares is generally $1,000, except that no minimum initial investment is imposed on investors that are offered Class A Shares or Class C Shares as an option through an employer sponsored benefit plan. Class A Shares and Class C Shares generally have no minimum subsequent investment amount, except for certain retirement accounts, automatic investment plan accounts and Uniform Gift/Transfer to Minors Accounts, for which the minimum is $50.
Class C Shares of the Funds may typically be acquired only in an exchange for Class C Shares of another Goldman
Sachs Fund.
You may purchase and redeem (sell) shares of a Fund on any business day through an Intermediary.
Investments in the Investor Funds
SM
are limited to accounts beneficially owned by natural persons.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
13

Investment Management Approach

INVESTMENT OBJECTIVEs
The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money
market instruments.
The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objective of the Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES
Financial Square Funds—Government Money Market Fund
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government
Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.
The Board has approved, upon the recommendation of GSAM, the designation of the following Fund as a government money market fund under Rule 2a-7 (the “Government Fund”):
◼
Government Fund
The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and
Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.
Investor Funds—Retail Money Market Funds
A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “
Shareholder Guide— How
To Sell Shares—What Are The Potential Restrictions On Retail Fund Redemptions?
” below.
The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):
◼
Money Market Fund
The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
◼
Tax-Exempt Money Market Fund
The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.
14

Investment Management Approach
All Funds
Under normal circumstances, the cash positions of the Financial Square Government Fund and the Investor Tax-Exempt Money Market
Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment).
A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions.
However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the
Fund’s account at the
custodian bank.
Goldman Sachs Money Market Team’s
Investment Philosophy:
Goldman Sachs Asset Management, L.P. (“GSAM
®
”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment
Adviser follows a conservative, risk-managed investment process that seeks to:
◼
Manage credit risk
◼
Manage interest rate risk
◼
Manage liquidity
INVESTMENT PROCESS
1.

Managing Credit Risk
The Investment Adviser’s process for managing credit
risk emphasizes:
◼
Intensive research
—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of
Goldman Sachs.
◼
Timely updates
—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via
computer link.
The Result: An “approved” list of high-quality credits
—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.
2.

Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest
rate risk:
◼
Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets
—WAM (the weighted average time
until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the
Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside
the firm.
◼
Implement optimum portfolio structure
—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective
portfolio structure.
◼
Conduct rigorous analysis of new securities
—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.
3.

Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:
◼
Each Fund’s investors and other factors that influence the asset volatility of the Funds;
◼
Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
◼
Bid-ask spreads associated with securities in
the portfolios.
15

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund
is managed.
Additional Fund Characteristics and Restrictions
◼
The Funds:
Each Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company
Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or
(iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
◼
Taxable Funds:
Investor Money Market and Financial Square
Government Funds.
◼
Tax-Exempt Fund:
Investor Tax-Exempt Money
Market Fund.
◼
The Investors:
The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges.
In addition, the Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds please see
“Shareholder Guide—How to Buy Shares—Who
May Purchase Class A Shares and Class C Shares of the Retail Funds?”
below.
Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union
Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable
to it.
◼
Investment Restrictions:
Each Fund is subject to certain investment restrictions that are described in detail under “Investment
Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below)
cannot be changed without approval of a majority of the outstanding shares of that Fund. The Investor Money Market Fund’s investment objective may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
◼
Maximum Remaining Maturity of Portfolio Investments:
13 months (as determined pursuant to Rule 2a-7) at the time
of purchase.
◼
Dollar-Weighted Average Portfolio Maturity:
Not more than 60 days (as required by Rule 2a-7).
◼
Dollar-Weighted Average Portfolio Life:
Not more than 120 days (as required by Rule 2a-7).
◼
Portfolio Diversification:
Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
◼
Portfolio Liquidity:
The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market
Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S.
Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of
illiquid assets.
◼
Liquidity Fees and Redemption Gates (Retail Funds Only):
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day
16

Investment Management Approach
period) from a Retail Fund, in the event that the Retail Fund’s weekly liquid assets fall below certain designated thresholds. The
Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of a Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or
redemption gate.
Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see
“
Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Retail Fund Redemptions?
” below.

INVESTMENT PRACTICES AND SECURITIES
Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see
Appendix A.
Each Fund publishes on its website (http://www.gsamfunds.com)
the following:
◼
A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and
WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least
six months.
◼
A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
◼
A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
◼
A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding
business day.
◼
A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
◼
In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least
one year.
In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling
1-800-621-2550
. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.
17

Investment Policies Matrix

	Financial Square Fund	Investor Funds
	Financial Square Government	Investor Money Market	Investor Tax-Exempt Money Market
U.S. Treasury Obligations 1	◼	◼
U.S. Government Securities	◼	◼
Bank Obligations		◼ Over 25% of total assets may be invested in U.S. and foreign (US$) banks
Commercial Paper		◼ U.S. and foreign (US$) commercial paper	◼ Tax-exempt only
Short-Term Obligations of Corporations and Other Entities		◼ U.S. and foreign (US$) entities
Repurchase Agreements	◼	◼	◼
Asset-Backed and Receivables-Backed Securities		◼
Foreign Government Obligations (US$)		◼ 2
Municipals		◼ 3	◼ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances) 4
Custodial Receipts		◼	◼
Investment Companies	◼ Up to 10% of total assets in other investment companies 5	◼ Up to 10% of total assets in other investment companies 5	◼ Up to 10% of total assets in other investment companies 5
Private Activity Bonds		◼	◼ Does not intend to invest if subject to AMT 6,7
Credit Quality	First Tier 8	First Tier 8	First Tier 8
Summary of Taxation for Distributions 9	Taxable federal and state 10	Taxable federal and state 10	Tax-exempt federal and taxable state 11
Miscellaneous	Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements ( i.e. , where the Fund is the borrower of cash) not permitted.
May (but does not
currently intend to)
invest up to 20% of
net assets in securities
subject to AMT and
may temporarily invest
in the taxable money
market instruments
described herein.
Reverse repurchase
agreements (
i.e.
,
where the Fund is the
borrower of cash) not
permitted.

18

Investment Policies Matrix
1
Issued or guaranteed by the U.S. Treasury.

2
The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government.
The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

3
Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

4
The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

5
This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds)
where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

6
If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

7
No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

8
First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings;
or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier
Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier
Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or
demand feature.

9
See “Taxation” for an explanation of the tax consequences summarized in the table above.

10
Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S.
Government Securities.

11
Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
19

Risks of the Funds
You could lose money by investing in the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary sections of the Prospectus.
The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The risks applicable to the Fund are presented below in alphabetical order, and not in the order of importance or potential exposure. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its
investment objective.

	Financial Square Funds	Investor Funds
	Government Fund	Retail Funds
✓ Principal Risk • Additional Risk	Government Fund	Money Market Fund	Tax-Exempt Money Market Fund
Banking Industry		✓
Credit/Default	✓	✓	✓
Floating and Variable Rate Obligations	•	•	•
Foreign		✓
Geographic and Sector			✓
Interest Rate	✓	✓	✓
Large Shareholder Transactions	✓	✓	✓
Liquidity	✓	✓	✓
Management	•	•	•
Market	✓	✓	✓
Municipal		✓	✓
Stable NAV	✓	✓	✓
Tax			✓
U.S. Government Securities	✓	✓
◼
Banking Industry Risk
—An adverse development in the banking industry (domestic or foreign) may affect the value of the
 Investor Money Market Fund's  investments more than if the  Fund was  not invested to such a degree in the banking industry. The
 Investor Money Market Fund  may invest more than 25% of  its  total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

◼
Credit/Default Risk
—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market
Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holdings may impair the Fund’s liquidity and have the potential to cause significant
NAV deterioration.

◼
Floating and Variable Rate Obligations Risk
—
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

20

Risks of the Funds
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
The London InterBank Offered Rate (“LIBOR”) is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. In 2017, the
United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by
2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/
or NAV.
◼
Foreign Risk
—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S.
issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The
Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Investor Money Market Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The  Investor Money
Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see
Appendix A.

◼
Geographic and Sector Risk
—
If the Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

◼
Interest Rate Risk
—During periods of rising interest rates, the Fund’s yield (and the market value of its investments) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative interest rates may continue for the foreseeable future. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, and/or achieve its investment objective. A wide variety of market factors can cause interest rates to rise or fall, including central bank monetary policy, inflationary or deflationary pressures and changes in general market and economic conditions. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/
or volatility.
◼
Large Shareholder Transactions Risk
—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

21

◼
Liquidity Risk
—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable
$1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds
(which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the
Fund, which could cause downward pricing pressure and contribute to illiquidity.
Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share,
as applicable.
Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment
Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’
s NAV.
◼
Management Risk
—A strategy used by the Investment Adviser may fail to produce the intended results.

◼
Market Risk—
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund's investments may be overweighted from time to time in one or more sectors or countries, which will increase the Fund's exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
◼
Municipal Securities Risk
—
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. Certain of the municipalities in which the Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations,
22

Risks of the Funds
repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the
Fund’
s loss.
In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.
◼
Stable NAV Risk
—The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00
share price.

◼
Tax Risk
—
Future legislative or administrative changes or court decisions may materially affect the value of the Investor
Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. This Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of
their investments.

◼
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government
Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.
It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”)
acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the
U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in
Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.
23

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Government	Money Market Tax-Exempt Money Market
GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The
Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30,
2020, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.
The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets.
As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types
of securities.
The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with
the Fund):
◼
Supervises all non-advisory operations of the Fund

◼
Provides personnel to perform necessary executive, administrative and clerical services to the Fund

◼
Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

◼
Maintains the records of the Fund

◼
Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as
a result.
Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with
Goldman Sachs.

24

Service Providers

MANAGEMENT FEES AND OTHER EXPENSES
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2020*
Government	0.16%	0.16%
Investor Funds
Money Market Fund	0.16%	0.16%
Tax-Exempt Money Market Fund	0.16%	0.16%
*
The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser may waive a portion of its management fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Funds invest, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. The Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.
The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least
December 29, 2021, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the
Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do
so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by
the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2020 is available in the Funds’ Annual Report dated August 31, 2020.

DISTRIBUTOR AND TRANSFER AGENT
Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares.
Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder
servicing functions.
For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees.
These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.
From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS
The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. As such, it acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds
(including pooled investment vehicles and private funds) in which one or more accounts, including the Fund, invest. In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase,
25

sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman
Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although management fees paid by the Fund to the Investment Adviser and certain other fees paid to the
Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment
Adviser and its affiliates will still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the
Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund.
Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the
Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the
Investment Adviser or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund.
Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.
26

Distributions
Distributions will be distributed monthly. You may choose to have distributions paid in:
◼
Cash

◼
Additional shares of the same Fund

◼
Shares of a similar or an equivalent class of another Goldman
Sachs Fund.

Special restrictions may apply. See
the SAI.
You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the
applicable Fund.
The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase
the shares.
All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the
following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Government	5:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.
In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price.
The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.
27

Shareholder Guide
The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the
Funds’ Class A Shares and Class C Shares. Certain features of Class A Shares and Class C Shares depend on a Fund’s classification as either a “government” or “retail” fund, as
shown below:

Financial Square Funds	Investor Funds
Government Fund	Retail Funds
◼ Government Money Market Fund	◼ Money Market Fund
◼ Tax-Exempt Money Market Fund

How to Buy Shares
How Can I Purchase Class A and Class C Shares Of
The Fund?
Generally, Class A Shares and Class C Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund for their customers
(“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the
Fund (i.e., an Authorized Institution). Generally, shareholders may not buy Class A Shares and Class C Shares directly from a Fund.
Class C Shares of the Funds may typically be acquired only in an exchange for Class C Shares of another Goldman
Sachs Fund.
Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.
The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in
“proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized
Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with the Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions.
Please contact your Intermediary for
more information.
To place an order for Fund shares, Intermediaries
should either:
◼
Place an order with Goldman Sachs at
1-800-526-7384
and wire
federal funds;

◼
Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)); or

◼
Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 219711, Kansas City, MO
64
121-9711
. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days
of receipt.

It is strongly recommended that payment for all Class A and Class C Shares be effected by wiring federal funds.
Who May Purchase Class A Shares and Class C Shares Of The
Retail Funds?
Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:
◼
Participant-directed defined
contribution plans;

◼
Individual
retirement accounts;

◼
Simplified employee
pension arrangements;

◼
Simple
retirement accounts;

◼
Custodial accounts;

28

Shareholder Guide
◼
Deferred compensation plans for government or tax-exempt
organization employees;

◼
Archer medical
savings accounts;

◼
College
savings plans;

◼
Health savings
account plans;

◼
Ordinary trusts and estates of natural persons; or

◼
Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons
(for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the
Retail Funds will be involuntarily redeemed from
the Funds.
Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set
forth above.
What Should I Know When I Purchase Class A Shares and Class C Shares Through
An Intermediary?
If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer
Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.
Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or
Goldman Sachs for the services provided by them with respect to the Class A Shares or Class C Shares. These payments may be in addition to other payments borne by
the Funds.
The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the
Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and shareholder administration fees described in the Prospectus. Such payments are intended to compensate
Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the
Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings;
assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman
Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries.
In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments
and services.
29

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.
In addition to Class A Shares and Class C Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Class A Shares and
Class C Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
What Is My Minimum Investment In
The Funds?

	Initial	Additional*
Regular Accounts	$1,000	$50
Other Share Exchanges	$1,000 or full account share balance, whichever is less	No minimum
Employee Sponsored Benefit Plans	No minimum	No minimum
Uniform Gift/Transfer to Minors Accounts (UGMA/UTMA)	$250	$50
Individual Retirement Accounts and Coverdell ESAs	$250	$50
Automatic Investment Plan Accounts	$250	$50
*
No minimum additional investment requirements are imposed with respect to investors trading through Intermediaries who aggregate shares in omnibus or similar accounts (e.g., employee benefit accounts, wrap program accounts or traditional brokerage house accounts). A maximum limitation purchase of
$1,000,000 in the aggregate normally applies to purchases of Class C Shares across all Goldman
Sachs Funds.

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.
The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or
employee organizations.
An Intermediary may, however, impose a different minimum amount for initial and additional investments in Class A Shares and
Class C Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Class A
Shares and Class C Shares held by non-complying accounts, and may impose a charge for any special services.
The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman
Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about
minimum investments.
What Else Should I Know About
Share Purchases?
The Trust reserves the
right to:
◼
Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport);
or (ii) certify that such number or other information is correct (if required to do so under applicable law).

◼
Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.

◼
Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the
Investment Adviser.

◼
Provide for, modify or waive the minimum
investment requirements.

◼
Modify the manner in which Class A Shares and Class C Shares are offered.

30

Shareholder Guide
The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).
A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the
Investment Adviser.
Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. For IRA accounts escheated to a state under these abandoned property laws, the escheatment will generally be treated as a taxable distribution to you; federal and any applicable state income tax will be withheld. This may apply to your Roth IRA
as well.
Customer Identification Program.

Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the
Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer
Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification
Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified;
(ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer
Identification Program.
How Are
Shares Priced?
The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an
Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class
The Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value.
There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.
The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each
business day:

Fund	Daily NAV Calculation Time(s)
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Investor Money Market
◼
Shares of the Funds will also generally be priced throughout the day by the Funds’ accounting agent for the purpose of fulfilling intra-day purchase or redemption orders. Except as provided below, Fund shares will be priced on any day the New York Stock
Exchange is open, including days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans
Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association
(“SIFMA”) recommends that the bond markets remain open for all or part of the day.

31

◼
On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

◼
The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by
the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s
NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a
Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of
T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their
trade dates.
Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal
Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’
s NAV.
When Do Shares Begin
Earning Dividends?
If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
◼ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
◼ Financial Square Government	5:00 p.m. Eastern Time
◼ Investor Money Market
If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

32

Shareholder Guide
Common Questions Applicable to the Purchase of Class C Shares
What Is The Offering Price Of Class
C Shares?
You may purchase Class C Shares of a Fund at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1.00% will normally be deducted from the redemption proceeds. In connection with purchases by Employee Benefit Plans, where Class C Shares are redeemed within 12 months of purchase, a CDSC of 1.00% may be imposed upon the plan sponsor or third party administrator. Class C Shares acquired in exchange for shares subject to a CDSC will be subject to the CDSC, if any, of the shares originally held. No CDSC is imposed in connection with an exchange of Class C Shares at the time of such exchange. When Class C Shares are exchanged for Class C
Shares of another fund, the period of time that such shares will be subject to a CDSC (if any) will be measured as of the date of the original purchase. With respect to such shares held by employer sponsored benefit plans, the CDSC may be imposed on the plan sponsor or third
party administrator.
Different Intermediaries may impose different sales charges. You may be eligible for different or additional sales charge exemptions based on your Intermediary. These variations are described in “Appendix C—Additional Information About Sales Charge
Variations, Waivers and Discounts”.
Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of Class C Shares, including the payment of compensation to Intermediaries. A commission equal to 1.00% of the amount invested is normally paid by the Distributor to Intermediaries.
What Else Do I Need To Know About The CDSC On Class
C Shares?
◼
No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.

◼
When counting the number of months since a purchase of Class C Shares was made, all purchases made during a month will be combined and considered to have been made on the first day of that month.

◼
To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class C Shares Be Waived
Or Reduced?
The CDSC on Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:
◼
Mandatory retirement distributions or loans to participants or beneficiaries from Employee
Benefit Plans;

◼
Hardship withdrawals by a participant or beneficiary in an Employee
Benefit Plan;

◼
The separation from service by a participant or beneficiary in an Employee
Benefit Plan;

◼
Excess contributions distributed from an Employee
Benefit Plan;

◼
Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to an IRA in the same share class of a Goldman
Sachs Fund;

◼
The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a shareholder, participant or beneficiary in an Employee
Benefit Plan;

◼
Satisfying the minimum distribution requirements of
the Code;

◼
Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;

◼
Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have
investment discretion;

◼
A systematic withdrawal plan (the Fund reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your Class
C Shares);

◼
Redemptions or exchanges of Fund shares held through an Employee Benefit Plan using the Fund as part of a qualified default investment alternative or “QDIA”; or

◼
Other redemptions, at the discretion of the Trust’s officers, relating to shares purchased through Employee
Benefit Plans.

In addition to Class C Shares, the Funds also offer other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), may have different minimum investment requirements, and are entitled to different
33

services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of
the Prospectus.
You may be eligible for different or additional exemptions based on your Intermediary; see “Appendix C—Additional Information
About Sales Charge Variations, Waivers and Discounts”.
What Should I Know About The Automatic Conversion Of Class
C Shares?
Effective January 2, 2021, Class C Shares of a Fund will automatically convert into Class A Shares (which bear lower distribution and service (12b-1) fees and do not bear additional personal and account maintenance services fees) of the same Fund on or about the fifteenth day of the last month of the quarter that is eight years after the purchase date. No sales charges or other charges will apply in connection with
any conversion.
If you acquire Class C Shares of a Fund by exchange from Class C Shares of another Goldman Sachs Fund, your Class C Shares will convert into Class A Shares of such Fund based on the date of the initial purchase. If you acquire Class C Shares through reinvestment of distributions, your Class C Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution
was paid.
Shareholders will not recognize a gain or loss for federal income tax purposes upon the conversion of Class C Shares for Class A
Shares of the same Fund. The automatic conversion of Class C Shares to Class A Shares will not apply to shares held through group retirement plan recordkeeping platforms of certain Intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging to facilitate such
a conversion.
New employee benefit plans are not eligible to purchase Class C Shares. Employee benefit plans which had this share class of a Fund available to participants on or before September 18, 2018, may continue to open accounts for new participants in such share class of the Fund and purchase additional shares in existing
participant accounts.
If you purchased your shares through an Intermediary, it is the responsibility of your Intermediary to work with the Transfer Agent to effect the conversion and to ensure that Class C Shares are automatically converted after the appropriate period of time. In addition, if your shares are no longer subject to a CDSC, you may be able to exchange your Class C Shares for Class A Shares without the payment of a sales charge prior to the automatic conversion subject to the policies and procedures of the Intermediary through whom you have purchased your shares. Please contact your Intermediary with questions regarding your eligibility to exchange Class C Shares for Class
A Shares.

How to Sell Shares
How Can I Sell Class A and Class C Shares Of
The Funds?
Generally, Class A and Class C Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer
Agent. On any business day a Fund is open, the Fund will generally redeem its Class A and Class C Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, subject to any applicable CDSC, as described under “
How To Buy Shares—How Can I Purchase
Class A and Class C Shares Of The Funds?
” above. A redemption may also be made with respect to Class A Shares of certain Funds by means of the check writing privilege described under “
Redemptions
” in
the SAI.
Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the
Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and
redemption proceeds.
Redemptions from a Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “
How
To Sell Shares—What Are The Potential Restrictions On Retail Fund Restrictions?
” below.
When Do I Need A Medallion Signature To
Redeem Shares?
Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:
◼
A request is made in writing to redeem shares in an amount over $50,000;

◼
You would like the redemption proceeds sent to an address that is not your address of record; or

◼
You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the
Transfer Agent.

34

Shareholder Guide
A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated
Intermediary to verify instructions. Additional documentation may be required.
What Do I Need To Know About Telephone
Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized
by you.
In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset
Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently
in effect:
◼
Telephone requests
are recorded.

◼
Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address
or account).

◼
For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may
be required).

◼
The telephone redemption option does not apply to Class A Shares or Class C Shares held in an account maintained and serviced by your Intermediary. If your Class A Shares or Class C Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

◼
The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.
When Will Redemption Proceeds
Be Paid?
Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized
Institution, if any, by the times listed in the
chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
◼ Investor Tax-Exempt Money Market
◼ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
◼ Financial Square Government
◼ Investor Money Market
◼ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern
Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order
is accepted.
◼
Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the
Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one

35

day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable;
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the
Fund, has suspended redemption
of shares.
◼
If you are selling shares you recently paid for by check or purchased by Automated Clearing House (“ACH”), the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.

◼
If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve
Bank reopens.

◼
To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

◼
None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or
Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know
About Redemptions?
The following generally applies to
redemption requests:
◼
Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has
been received.

◼
Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an
Intermediary on a
timely basis.

The Trust reserves the
right to:
◼
Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to
another Intermediary.

◼
Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their
account agreements.

◼
Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the
Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).

◼
Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with
your account.

◼
Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.

◼
Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

◼
Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than
180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check
remains uncashed.

◼
Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet
redemption requests.
36

Shareholder Guide
None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an
involuntary redemption.
Can I Reinvest Redemption Proceeds in the Same or Another Goldman
Sachs Fund?
You may redeem Class A Shares or Class C Shares of the Fund and reinvest a portion or all of the redemption proceeds in the same share class of another Goldman Sachs Fund at NAV, except as provided below. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You should obtain and read the applicable prospectuses before investing in any other Goldman Sachs Funds. You may reinvest as follows:
◼
If you redeem Class A Shares and then reinvest in Class A Shares as described above, your investment will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the redeemed shares (i.e., the shares to be redeemed were originally issued in exchange or through the reinvestment privilege for shares on which a sales charge was paid), in which case the reinvestment will be made at NAV.

◼
If you redeem Class C Shares, pay a CDSC upon redemption and then reinvest in Class C Shares as described above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC.
The holding period of the Class C Shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a
subsequent redemption.

◼
The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at
NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.

◼
You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption
and reinvestment.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman
Sachs Fund?
You may exchange Class A Shares and Class C Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs
Fund without the imposition of an initial sales charge or CDSC, if applicable, at the time of exchange, except as provided below. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your
Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman
Sachs Fund.
You should keep in mind the following factors when making or considering an exchange:
◼
You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.

You should be aware that not all Goldman Sachs Funds offer all share classes.

◼
Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

◼
Exchanges of Class A Shares from a Fund will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the exchanged shares
(i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the exchange will be made at NAV. Class C Shares acquired in an exchange transaction for shares of a Goldman Sachs Fund will be subject to the CDSC, if any, of the shares
originally held.

◼
The exchanged shares of the new Goldman Sachs Fund may later be exchanged for shares of the same class of the original Fund held at the next determined NAV without the imposition of an initial sales charge or CDSC. However, if additional shares of the new Goldman Sachs Fund were purchased after the initial exchange, and that Fund’s shares do not impose a sales charge or CDSC, then the applicable sales charge or CDSC of the original Fund’s shares will be imposed on the exchange of those shares.

◼
When you exchange shares subject to a CDSC, no CDSC will be charged at that time. However, for purposes of determining the amount of CDSC applicable to those shares acquired in the exchange, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC, and the amount and terms of the CDSC will be those applicable to the original shares acquired and will not be affected by a subsequent exchange.

◼
Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, contact
your Intermediary.

◼
All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

◼
Exchanges are available only in states where exchanges may be legally made.

◼
It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

◼
Goldman Sachs and DST may use reasonable procedures described above in “
How To Sell Shares—What Do I Need To Know About
Telephone Redemption Requests?
” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

◼
Normally, a telephone exchange will be made only to an identically registered account.

37

◼
A Medallion signature guarantee may
be required.

◼
Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.

◼
Exchanges from a Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.
What Are The Potential Restrictions On Retail
Fund Redemptions?
Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from a
Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the
following thresholds:
◼
30% weekly liquid assets
—If the weekly liquid assets of a Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than
2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

◼
10% weekly liquid assets
—If the weekly liquid assets of a Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee
(not to exceed 2%) would be in the best interests of
the Fund.

If a Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Retail Fund or your Intermediary. Unprocessed purchase orders that the Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, a Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or
redemption gate.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of a
Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed
(generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Retail Fund
(http://www.gsamfunds.com). In addition, the Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by
other means.
Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once a Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Retail Funds may only suspend redemptions for up to 10 business days in any
90-
day period.
Liquidity fees imposed by a Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “
Taxation
” section of the
Prospectus for
further information.
Intermediaries are required to promptly take such actions reasonably requested by a Retail Fund, the Transfer Agent or the Investment
Adviser to implement, modify or remove, or to assist the Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by
such Fund.
38

Shareholder Guide
While the Board has no current intention to subject the Government Fund to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

Shareholder Services
Can I Arrange To Have Automatic Investments in Class A Shares or Class C Shares Made On A
Regular Basis?
You may be able to make automatic investments in Class A Shares or Class C Shares through your bank via ACH transfer or bank draft each month. The minimum dollar amount for this service is $250 for the initial investment and $50 per month for additional investments. Forms for this option are available online at www.gsamfunds.com and from your Intermediary, or you may check the appropriate box on the
account application.
Can My Distributions Be Invested In Other Goldman
Sachs Funds?
You may elect to cross-reinvest distributions paid by a Fund in shares of the same class of another Goldman Sachs Fund as follows:
◼
Shares will be purchased
at NAV.

◼
You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is
registered identically.

◼
You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.

◼
You should obtain and read the prospectus of the Goldman Sachs Fund into which dividends are invested.

Can I Arrange To Have Automatic Exchanges Made On A
Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of other Goldman Sachs Funds
as follows:
◼
Shares will be purchased at NAV if a sales charge had been imposed on the initial purchase.

◼
Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Goldman
Sachs Fund into which the exchange is made depending upon the date and value of your original purchase.

◼
Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.

◼
Minimum dollar amount: $50
per month.

◼
You cannot make automatic exchanges into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.

◼
You should obtain and read the prospectus of the Goldman Sachs Fund into which automatic exchanges are made.

◼
An exchange is considered a redemption and a purchase and therefore may be a taxable transaction.

Can I Have Systematic Withdrawals Made On A
Regular Basis?
You may redeem from your account systematically via check or ACH transfer in any amount of $50 or more.
◼
Checks are normally mailed within two business days after your selected systematic withdrawal date of either the 15th or 25th of the month. ACH payments may take up to three business days to post to your account after your selected systematic withdrawal date between, and including the 3rd and 26th of
the month.

◼
Each systematic withdrawal is a redemption and therefore may be a taxable transaction.

◼
The CDSC applicable to shares redeemed under the systematic withdrawal plan may be waived. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your shares.

◼
It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class C
Shares because of the CDSCs that are imposed on certain redemptions of Class
C Shares.

What Types Of Reports Will I Be Sent Regarding My Investments In Class A Shares or Class
C Shares?
Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the
Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.
You will be provided with a quarterly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a
different schedule.
You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or
39

Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke
your consent.

Distribution and Service Fees
What Are The Distribution And Service Fees Paid By The Fund’s Class A Shares and Class
C Shares?
The Trust has adopted separate distribution and service plans (the “Plans”) under which Class A Shares and Class C Shares each bear distribution and service fees paid to Goldman Sachs, some of which Goldman Sachs may pay to Intermediaries. These Intermediaries
seek distribution and/or servicing fee revenues to, among other things, offset the cost of servicing small and medium sized plan investors and providing information about the Fund. If the fees received by Goldman Sachs pursuant to a Plan exceed its expenses,
Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally receives and pays the distribution and service fees on a quarterly basis. Under the respective Plans, Goldman Sachs is entitled to a monthly fee from the Fund for distribution services equal, on an annual basis, to 0.25% of each Fund’s average daily net assets attributed to Class A Shares and 0.75% of each
Fund’s average daily net assets attributed to Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.
The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:
◼
Compensation paid to and expenses incurred by Intermediaries, Goldman Sachs and their respective officers, employees and sales representatives;

◼
Commissions paid
to Intermediaries;

◼
Allocable overhead;

◼
Telephone and
travel expenses;

◼
Interest and other costs associated with the financing of such compensation and expenses;

◼
Printing of prospectuses for
prospective shareholders;

◼
Preparation and distribution of sales literature or advertising of any type; and

◼
All other expenses incurred in connection with activities primarily intended to result in the sale of Class A Shares or Class C
Shares,
as applicable.

Goldman Sachs normally begins paying the annual 0.25% distribution fee for the Class A Shares as an ongoing commission to
Intermediaries immediately and the annual 0.75% distribution fee for the Class C Shares as an ongoing commission to Intermediaries once the Class C Shares have been held for one year. Goldman Sachs generally pays the distribution fee on a quarterly basis.

Personal and Account Maintenance Services and Fees for Class C Shares
Under the Plan for Class C Shares, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of the
Funds’ average daily net assets attributable to Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Intermediaries and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of a Fund. If the fees received by Goldman Sachs pursuant to the Plan exceeds its expenses, Goldman
Sachs may realize a profit from
this arrangement.
In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Intermediaries after the shares have been held for
one year.
40

Taxation
As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen
or resident.
Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of
Fund distributions.

DISTRIBUTIONS
Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your
Fund shares.
It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain
threshold amounts.
Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in
January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each
calendar year.
Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.
To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES
Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares.
If a liquidity fee is imposed in connection with the redemption of your shares of the Investor Money Market Fund or Investor Tax-
Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION
When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct
Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.
41

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the
Fund to enable the Fund to determine whether withholding
is required.
42

Appendix A
Additional Information on the Funds
This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.
U.S. Treasury Obligations and U.S. Government Securities.

Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program
(“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate
of inflation.
Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be
supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie
Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.
U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S.
Government Securities also include zero
coupon bonds.
Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks
and Tennessee
Valley Authority.
U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S.
government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so
by law.
Bank Obligations.

The Investor Money Market Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by
government regulation.
If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
Commercial Paper.

Certain Funds may invest in commercial paper, including variable amount master demand notes and assetbacked commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund
43

consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Investor Money Market Fund, foreign issuers.
Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional
credit support.
Short-Term Obligations of Corporations or Other Entities.

Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties
(subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.
Repurchase Agreements.

Certain Funds may enter into repurchase agreements with counterparties approved by the Investment
Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s
repurchase obligation.
If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.
Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.
In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income.
Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more
repurchase agreements.
The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of
New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of
New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.
Asset-Backed and Receivables-Backed Securities.

The Investor Money Market Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.
There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default
44

Appendix A
rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the
Fund to the extent it invests in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.

The Investor Money Market Fund may invest in foreign government obligations.
Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.
Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (
e.g
., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on
an obligation.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings
or exposures.
Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, their portfolios may be harder to value, especially in changing markets.
Municipal Obligations.

Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the
District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments.
Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).
Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.
Municipal Notes and Bonds.

Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating
rate securities.
45

Tender Option Bonds.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-
exempt status.
Revenue Anticipation Warrants.

Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.
Industrial Development Bonds.

Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as
“exempt-interest dividends” to shareholders under
the AMT.
Other Municipal Obligation Policies.

Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the nongovernmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area
of investment.
Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.
Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’
exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.
In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price
and date.
In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’
opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed
46

Appendix A
facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
Custodial Receipts.

Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information)
representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee.
Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a
Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.

The Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all
investment companies.
Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.
A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.
Floating and Variable Rate Obligations.

The Funds may purchase various floating and variable rate obligations, including (for those
Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the
Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.
For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in
interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a
Fund may not benefit from increasing interest rates for a significant amount of time.
When-Issued Securities and Forward Commitments.

Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a
47

when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover”
its obligations.
Illiquid Securities.

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (
i.e
.,
securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid
securities include:
◼
Both domestic and foreign securities that are not readily marketable

◼
Certain municipal leases and participation interests

◼
Certain stripped mortgage-backed securities

◼
Repurchase agreements and time deposits with a notice or demand period of more than seven days

◼
Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to
Rule 144A under the Securities Act
as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or
investor perception.
Borrowings.

Each Fund may borrow up to 33
 1
∕
3
% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see
the SAI.
Downgraded Securities.

After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and
its shareholders.
48

Appendix B
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years  (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund’s financial statements, is included in the Fund's most recent annual report (available upon request).

Financial Square Government Fund — Class A Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.007	0.019	0.011	0.003	(b) —
Net realized gain	0.001	0.001	(b) —	(b) —	(b) —
Total from investment operations	0.008	0.020	0.011	0.003	(b) —
Distributions to shareholders from net investment income	(0.008)	(0.020)	(0.011)	(0.003)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.008)	(0.020)	(0.011)	(0.003)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.76%	1.97%	1.12%	0.30%	0.01%
Net assets, end of period (in 000’s)	$ 366,871	$ 244,295	$ 69,681	$ 55,506	$ 1,563
Ratio of net expenses to average net assets	0.39%	0.43%	0.42%	0.43%	(e) 0.43%
Ratio of total expenses to average net assets	0.43%	0.43%	0.44%	0.48%	(e) 0.48%
Ratio of net investment income to average net assets	0.69%	1.94%	1.12%	0.34%	(e) 0.02%
 *
Commenced operations on February 29, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

49

Financial Square Government Fund — Class C Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.003	0.012	0.004	(b) —	(b) —
Net realized gain	(b) —	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.003	0.012	0.004	(b) —	(b) —
Distributions to shareholders from net investment income	(0.003)	(0.012)	(0.004)	(b) —	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.003)	(0.012)	(0.004)	(b) —	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d )	0.34%	1.21%	0.39%	0.01%	0.01%
Net assets, end of period (in 000’s)	$ 6,529	$ 4,532	$ 4,928	$ 5,937	$ 413
Ratio of net expenses to average net assets	0.73%	1.18%	1.15%	0.70%	(e) 0.44%
Ratio of total expenses to average net assets	1.18%	1.18%	1.19%	1.23%	(e) 1.23%
Ratio of net investment income to average net assets	0.25%	1.19%	0.37%	0.01%	(e) 0.01%
 *
Commenced operations on February 29, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

50

Appendix B

Investor Money Market Fund — Class A Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.009	0.021	0.016	0.008	0.001
Net realized gain (loss)	0.001	(b) —	(0.003)	(0.002)	(b) —
Total from investment operations	0.010	0.021	0.013	0.006	0.001
Distributions to shareholders from net investment income	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.98%	2.14%	1.36%	0.62%	0.09%
Net assets, end of period (in 000’s)	$ 249,228	$ 169,451	$ 7,933	$ 563	$ 50
Ratio of net expenses to average net assets	0.42%	0.43%	0.43%	0.43%	(e) 0.43%
Ratio of total expenses to average net assets	0.46%	0.46%	0.54%	0.76%	(e) 5.13%
Ratio of net investment income to average net assets	0.88%	2.12%	1.59%	0.81%	(e) 0.16%
 *
Commenced operations on January 29, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

Investor Money Market Fund — Class C Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.003	0.014	0.004	(b) —	(b) —
Net realized gain	0.002	(b) —	0.002	0.001	(b) —
Total from investment operations	0.005	0.014	0.006	0.001	(b) —
Distributions to shareholders from net investment income	(0.005)	(0.014)	(0.006)	(0.001)	(b) —
Distributions to shareholders from net realized gains	(b) —	(b) —	(b) —	(b) —	(b) —
Total distributions (c)	(0.005)	(0.014)	(0.006)	(0.001)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.46%	1.38%	0.60%	0.06%	0.05%
Net assets, end of period (in 000’s)	$ 53	$ 10	$ 10	$ 64	$ 50
Ratio of net expenses to average net assets	0.79%	1.18%	1.18%	1.02%	(e) 0.58%
Ratio of total expenses to average net assets	1.21%	1.21%	1.29%	1.51%	(e) 5.88%
Ratio of net investment income to average net assets	0.24%	1.38%	0.40%	0.04%	(e) 0.01%
 *
Commenced operations on January 29, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

51

Investor Tax-Exempt Money Market Fund — Class A Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.005	0.012	0.008	0.004	(b) —
Net realized gain	0.001	(b) —	(b) —	(b) —	(b) —
Total from investment operations	0.006	0.012	0.008	0.004	(b) —
Distributions to shareholders from net investment income	(0.006)	(0.012)	(0.008)	(0.003)	(b) —
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.006)	(0.012)	(0.008)	(0.004)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.55%	1.16%	0.78%	0.38%	0.01%
Net assets, end of period (in 000’s)	$ 16,678	$ 14,846	$ 2,296	$ 643	$ 10
Ratio of net expenses to average net assets	0.36%	0.43%	0.43%	0.43%	(e) 0.30%
Ratio of total expenses to average net assets	0.45%	0.45%	0.47%	0.54%	(e) 0.49%
Ratio of net investment income to average net assets	0.42%	1.11%	0.82%	0.35%	(e) 0.04%
 *
Commenced operations on March 31, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

Investor Tax-Exempt Money Market Fund — Class C Shares	Year Ended August 31,				Period Ended August 31, 2016*
	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (a)	0.001	0.004	0.001	(b) —	(b) —
Net realized gain	(b) —	(b) —	(b) —	0.001	(b) —
Total from investment operations	0.001	0.004	0.001	0.001	(b) —
Distributions to shareholders from net investment income	(0.001)	(0.004)	(0.001)	(b) —	(b) —
Distributions to shareholders from net realized gains	—	(b) —	(b) —	(0.001)	(b) —
Total distributions (c)	(0.001)	(0.004)	(0.001)	(0.001)	(b) —
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.12%	0.41%	0.13%	0.07%	0.01%
Net assets, end of period (in 000’s)	$ 29	$ 9	$ 9	$ 9	$ 10
Ratio of net expenses to average net assets	0.55%	1.19%	1.06%	0.72%	(e) 0.31%
Ratio of total expenses to average net assets	1.20%	1.20%	1.22%	1.29%	(e) 1.24%
Ratio of net investment income to average net assets	0.14%	0.39%	0.15%	0.04%	(e) 0.04%
 *
Commenced operations on March 31, 2016.

(a)
Calculated based on the average shares
outstanding methodology.

(b)
Amount is less than $0.0005
per share.

(c)
Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are
not annualized.

(e)
Annualized.

52

Appendix C
Additional Information About Sales Charge Variations,

Waivers
and Discounts
The availability of certain sales charge variations, waivers and discounts will depend on whether you purchase your shares directly from the Fund or through an Intermediary. Intermediaries may impose different sales charges and have unique policies and procedures regarding the availability of sales charge waivers and/or discounts (including based on account type), which differ from those described in the Prospectus and are disclosed below. All sales charges and sales charge variations, waivers and discounts available to investors, other than those set forth below, are described in the Prospectus. To the extent an Intermediary notifies the Investment Adviser or
Distributor of its intention to impose sales charges or have sales charge waivers and/or discounts that differ from those described in the
Prospectus, such information provided by that Intermediary will be disclosed in this Appendix.
In all instances, it is your responsibility to notify your Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. Please contact your Intermediary with questions regarding your eligibility for applicable sales charge variations, waivers and discounts or for additional information regarding your Intermediary’s policies for implementing particular sales charge variations, waivers and discounts. For waivers and discounts not available through a particular Intermediary, shareholders will have to purchase shares directly from a Fund or through another
Intermediary to receive these waivers
or discounts.
In addition to different sales charge variations, waivers and discounts, Intermediaries may have different share class exchange privileges that vary from those described in the Prospectus. You should contact your Intermediary to understand the exchange privileges available to you. The information provided below for a particular Intermediary is reproduced based on information provided by that Intermediary. An Intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by the Funds, the Investment Adviser or the Distributor.

MERRILL LYNCH
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers
(front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus
or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

◼
Shares purchased through a Merrill Lynch affiliated investment advisory program

◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

◼
Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members

◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus

◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within
90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on Class A and Class C Shares Available at
Merrill Lynch
◼
Death or disability of the shareholder

◼
Shares sold as part of a systematic withdrawal plan as described in the Funds’ prospectus

◼
Return of excess contributions from an IRA Account

53

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

◼
Shares acquired through a right of reinstatement

◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a
Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-End Load Discounts Available at Merrill Lynch: Rights of Accumulation & Letters
of Intent
◼
Breakpoints as described in this prospectus

◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Funds’ prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill
Lynch, over a 13-month period of time (if applicable)

AMERIPRISE FINANCIAL
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through
Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs
or SAR-SEPs.

◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same
Fund (but not any other fund within the same
fund family).

◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date.
To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of
Class C shares following a shorter holding period, that waiver will apply.

◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b)
TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights
of Reinstatement).

MORGAN STANLEY WEALTH MANAGEMENT
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
◼
Employer-sponsored retirement plans (
e.g
., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

◼
Shares purchased through a Morgan Stanley self-directed brokerage account

◼
Class C (
i.e
., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

54

Appendix C
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred
sales charge.

RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. AND EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”)
Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Raymond James
◼
Shares purchased in an investment
advisory program.

◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by
Raymond James.

◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights
of Reinstatement).

◼
A Shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of
Raymond James.

CDSC Waivers on Class A and Class C Shares Available at Raymond James
◼
Death or disability of
the shareholder.

◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’
s Prospectus.

◼
Return of excess contributions from an
IRA Account.

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’
s Prospectus.

◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by
Raymond James.

◼
Shares acquired through a Right
of Reinstatement.

Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of
Intent
◼
Breakpoints as described in
this Prospectus.

◼
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about
such assets.

◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about
such assets.

JANNEY MONTGOMERY SCOTT LLC
Effective May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the
fund family).

◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety
(90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right
of reinstatement).

55

◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or
Keogh plans.

◼
Shares acquired through a right
of reinstatement.

◼
Class C Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Janney’s policies
and procedures.

CDSC Waivers on Class A and C Shares Available at Janney
◼
Shares sold upon the death or disability of
the shareholder.

◼
Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.

◼
Shares purchased in connection with a return of excess contributions from an
IRA account.

◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age
70½ as described in the Funds’ Prospectus.

◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

◼
Shares acquired through a right
of reinstatement.

◼
Shares exchanged into the same share class of a
different fund.

Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of
Intent
◼
Breakpoints as described in the Funds’ Prospectus.

◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about
such assets.

*
Also referred to as an “initial sales charge.”

EDWARD D. JONES & CO.
Sales Waivers and Reductions in Sales Charges
Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward
Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”)
and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Goldman Sachs Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of
such circumstance.
Breakpoints
Rights of Accumulation (ROA)
◼
The applicable sales charge on a purchase of Class A Shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Goldman Sachs Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time
of calculation.

◼
ROA is determined by calculating the higher of cost or market value (current shares
x NAV).

Letter of Intent (LOI)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that
13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

56

Appendix C
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by
Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones
in good-standing.

◼
Shares purchased in an Edward Jones fee-
based program.

◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-
retirement account.

◼
Shares exchanged into Class A Shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

◼
Exchanges from Class C Shares to Class A Shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of
Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the
following conditions:
◼
The death or disability of the shareholder

◼
Systematic withdrawals with up to 10% per year of the account value

◼
Return of excess contributions from an Individual Retirement Account (IRA)

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

◼
Shares exchanged in an Edward Jones fee-based program

◼
Shares acquired through NAV reinstatement

Other Important Information related to Edward Jones

Minimum Purchase Amounts
◼
$250 initial purchase minimum

◼
$50 subsequent purchase minimum

Minimum Balances
◼
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in
this policy:

◼
A fee-based account held on an Edward Jones platform

◼
A 529 account held on an Edward Jones platform

◼
An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to change a share class to Class A shares of the same fund at NAV.

OPPENHEIMER & CO. INC.
Effective May 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers)
and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

◼
Shares purchased by or through a 529 Plan

◼
Shares purchased through a OPCO affiliated investment advisory program

57

◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights
of Restatement).

◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

◼
Employees and registered representatives of OPCO or its affiliates and their family members

◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on Class A and C Shares available at OPCO
◼
Death or disability of the shareholder

◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

◼
Return of excess contributions from an IRA Account

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

◼
Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in
this prospectus.

◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

ROBERT W. BAIRD & CO. (“BAIRD”)
Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI
Front-End Sales Charge Waivers on Class A Shares Available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund

◼
Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

◼
Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

◼
A shareholder in the Funds Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

◼
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans,
457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C Shares Available at Baird
◼
Shares sold due to death or disability of the shareholder

◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

◼
Shares bought due to returns of excess contributions from an IRA Account

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus

◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird

◼
Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
◼
Breakpoints as described in this prospectus

58

Appendix C
◼
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

◼
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

59

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Money Market Funds Prospectus
(Class A Shares and Class C Shares)

FOR MORE INFORMATION
Annual/Semi-Annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the
Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds’ performance during the last
fiscal year.
Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of
the Prospectus).
The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/moneymarketfunds.
From time to time, certain announcements and other information regarding the Funds may be found at
www.gsamfunds.com/announcements-ind
for individual investors or
www.gsamfunds.com/announcements
for advisers.
To obtain other information and for
shareholder inquiries:

◼ By telephone:	1-800-526-7384
◼ By mail:	Goldman Sachs Funds c/o BFDS P.O. Box 219711 Kansas City, MO 64 121-9711
◼ On the Internet:	SEC EDGAR database – http://www.sec.gov
Other information about the Funds is available on the EDGAR Database on the SEC’s internet site at
http://www.sec.gov
. You may
obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov.

The Fund's investment company registration number is 811-05349.
Goldman Sachs Financial Square Funds
SM
is a service mark of Goldman Sachs & Co. LLC
Goldman Sachs Investor Funds
SM
is a service mark of Goldman Sachs & Co. LLC
GSAM
®
is a registered service mark of Goldman Sachs & Co. LLC
GSMMFACPRO-20

PART B

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2020

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM
SHARE CLASS	PRIME OBLIGATIONS FUND	MONEY MARKET FUND	TREASURY OBLIGATIONS FUND	TREASURY INSTRUMENTS FUND	TREASURY SOLUTIONS FUND

INSTITUTIONAL	FPOXX	FSMXX	FTOXX	FTIXX	FEDXX

ADMINISTRATION	FBAXX	FADXX	FGAXX	FRAXX	FVAXX

CAPITAL	GCPXX	GCKXX	GCTXX	GCIXX	GCFXX

CASH MANAGEMENT	GFOXX	GSCXX	GTOXX	GICXX	GFCXX

PREFERRED	GPPXX	GPMXX	GPOXX	GPIXX	GPFXX

PREMIER	GOPXX	GPRXX	GTPXX	GIPXX	GFPXX

RESOURCE	GBRXX	GREXX	GTRXX	GIRXX	GFRXX

SELECT	GSPXX	GSMXX	GSOXX	GSIXX	GSFXX

SERVICE	FBSXX	FSVXX	FYAXX	FYSXX	FVSXX

	GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM		GOLDMAN SACHS INVESTOR FUNDSSM

SHARE CLASS	GOVERNMENT FUND	FEDERAL INSTRUMENTS FUND	MONEY MARKET FUND	TAX-EXEMPT MONEY MARKET FUND

INSTITUTIONAL/ CLASS I	FGTXX	FIRXX	FMJXX	FTXXX

ADMINISTRATION	FOAXX	FIOXX	FMKXX	FEAXX

CAPITAL	GCGXX	FIKXX	—	GCXXX

CASH MANAGEMENT	GVCXX	FIWXX	FHMXX	GXCXX

CLASS A	FSOXX	—	FMEXX	FKIXX

CLASS C	FSGXX	—	FMGXX	FCYXX

PREFERRED	GPGXX	FIHXX	—	GPTXX

PREMIER	GGPXX	FIQXX	—	GXPXX

RESOURCE	GVRXX	—	FHRXX	GXRXX

CLASS R6	FGGXX	—	—	—

SELECT	GSGXX	FIJXX	—	GSTXX

SERVICE	FOSXX	FILXX	FHSXX	FESXX

Money Market Funds of the Goldman Sachs Trust

71 South Wacker Drive

Chicago, Illinois 60606

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI describes each of the above-referenced series of Goldman Sachs Trust. This SAI should be read in conjunction with the prospectuses for the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (individually, a “Fund,” and collectively, the “Funds”), each dated December 29, 2020, as they may be amended and/or supplemented from time to time (collectively, the “Prospectuses”). The Prospectuses may be obtained without charge from Goldman Sachs & Co. LLC by calling the telephone number or writing to one of the addresses listed below, or from institutions (“Intermediaries”) acting on behalf of their customers.

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm for each Fund, as contained in each Fund’s 2020 Annual Report are incorporated herein by reference in the section titled “FINANCIAL STATEMENTS.” No other portions of each Fund’s Annual Report are incorporated herein by reference. A Fund’s Annual Report may be obtained upon request and without charge by calling Goldman Sachs & Co. LLC, toll free at 1-800-621-2550 (for Institutional/Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Class R6, Select and Service Shares Shareholders) or 1-800-526-7384 (for Class A and Class C Shares Shareholders).

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

GOLDMAN SACHS ASSET MANAGEMENT, L.P., Investment Adviser

200 West Street

New York, New York 10282

GOLDMAN SACHS & CO. LLC, Distributor

200 West Street

New York, New York 10282

GOLDMAN SACHS & CO. LLC, Transfer Agent

71 South Wacker Drive

Chicago, Illinois 60606

Toll free (in U.S.) 1-800-621-2550 (for Institutional/Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Class R6, Select and Service Shareholders) or 1-800-526-7384 (for Class A and Class C Shareholders)

INTRODUCTION

Goldman Sachs Trust (the “Trust”) is an open-end, management investment company. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 28, 1997. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this SAI: Goldman Sachs Financial Square Prime Obligations Fund (“Financial Square Prime Obligations Fund”), Goldman Sachs Financial Square Money Market Fund (“Financial Square Money Market Fund”), Goldman Sachs Financial Square Treasury Instruments Fund (“Financial Square Treasury Instruments Fund”), Goldman Sachs Financial Square Treasury Obligations Fund (“Financial Square Treasury Obligations Fund”), Goldman Sachs Financial Square Treasury Solutions Fund (“Financial Square Treasury Solutions Fund”), Goldman Sachs Financial Square Government Fund (“Financial Square Government Fund”), Goldman Sachs Financial Square Federal Instruments Fund (“Financial Square Federal Instruments Fund”), Goldman Sachs Investor Money Market Fund (“Investor Money Market Fund”) and Goldman Sachs Investor Tax-Exempt Money Market Fund (“Investor Tax-Exempt Money Market Fund”). Prior to March 31, 2016, the Investor Tax-Exempt Money Market Fund’s name was “Goldman Sachs Financial Square Tax-Free Money Market Fund.”

The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund and Financial Square Treasury Solutions Fund currently offer nine classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. The Financial Square Government Fund currently offers twelve classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares. The Financial Square Federal Instruments Fund currently offers eight classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Select Shares and Service Shares. The Investor Money Market Fund currently offers seven classes of shares: Class I Shares, Administration Shares, Cash Management Shares, Class A Shares, Class C Shares, Resource Shares and Service Shares. The Investor Tax-Exempt Money Market Fund currently offers eleven classes of shares: Class I Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. See “SHARES OF THE TRUST.”

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as the investment adviser to the Funds. GSAM is sometimes referred to herein as the “Investment Adviser.” In addition, Goldman Sachs serves as each Fund’s distributor (the “Distributor”) and transfer agent (the “Transfer Agent”). The Bank of New York Mellon (“BNYM”) serves as the custodian to the Funds.

The following information relates to and supplements the description of each Fund’s investment objective and policies contained in the Prospectuses. See the Prospectuses for a more complete description of each Fund’s investment objective and policies. Investing in the Funds entails certain risks, and there is no assurance that a Fund will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a distinct investment objective and policies. Each Fund is a diversified, open-end management investment company (as defined in the Investment Company Act of 1940, as amended (the “Act”)). Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund and Financial Square Federal Instruments Fund, shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the U.S. Securities and Exchange Commission (“SEC”) before any change in a Fund’s policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in the particular type of investment suggested by the Fund’s name.

To the extent described in the Prospectuses and further below, the policies of the Investor Tax-Exempt Money Market Fund to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and the policy of the Financial Square Treasury Obligations Fund to limit its investments to U.S. Treasury Obligations and related repurchase agreements, are fundamental policies that may not be changed without shareholder approval.

U.S. Government Securities

The Financial Square Prime Obligations, Financial Square Money Market, Financial Square Government, Financial Square Federal Instruments and Investor Money Market Funds may invest in government securities, which are securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury Department (the “Treasury”), (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) the credit of the issuer. The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. government may be unable to pay debts when due.

U.S. Government Securities are deemed to include (to the extent consistent with the Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

The Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund and Financial Square Treasury Solutions Fund may invest in U.S. Government Securities only if they have been issued or guaranteed by the Treasury.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Each Fund (except the Investor Tax-Exempt Money Market Fund) may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Certain Additional Information with Respect to Freddie Mac and Fannie Mae. The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae that established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered Fannie Mae and Freddie Mac’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in Fannie Mae fell below the NYSE minimum average closing price of $1 for more than 30 days.

The FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae’s and Freddie Mac’s creditworthiness and guarantees of certain Mortgage-Backed Securities. It is also unclear whether the Treasury would continue to enforce its rights or perform its obligations under the senior preferred stock programs. Should Fannie Mae’s and Freddie Mac’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund.

Treasury Inflation-Protected Securities. Each Fund (except the Investor Tax-Exempt Money Market Fund) may invest in Treasury inflation-protected securities (“TIPS”), which are U.S. Government Securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the greater of the adjusted or original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates will decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates will rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a Fund holding TIPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

If a Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), a Fund’s investment in either zero coupon bonds or TIPS may require the Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.

The investment securities and practices and related risks applicable to each Fund are presented below in alphabetical order, and not in the order of importance or potential exposure.

Asset-Backed and Receivables-Backed Securities

The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Fund’s investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund’s other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Funds may invest in these and other types of asset-backed securities that may be developed. This SAI may be amended or supplemented as necessary to reflect the intention of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund to invest in asset-backed securities with characteristics that are materially different from the securities described above. However, a Fund will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in “TAXATION” below.

As set forth below, several types of asset-backed and receivables-backed securities are offered to investors, including for example, Certificates for Automobile ReceivablesSM (“CARS”) and interests in pools of credit card receivables. CARS represent undivided fractional interests in a trust (“CAR Trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, the provision of a reserve fund, or a combination thereof to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund to dispose of any then-existing holdings of such securities.

To the extent consistent with its investment objectives and policies, each of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

Bank and Corporate Obligations

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may invest in commercial paper, which may include variable rate demand obligations and asset-backed commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar-denominated obligations of domestic, or in the case of the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds, foreign issuers. The Investor Tax-Exempt Money Market Fund may invest only in tax-exempt commercial paper. Bank obligations in which the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest include certificates of deposit, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Financial Square Prime Obligations Fund may, but does not currently intend to, invest in Euro certificates of deposit.

Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC to the extent of $250,000 per depositor per bank.

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest more than 25% of their total assets in bank obligations (whether foreign or domestic), including bank commercial paper. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in other short-term obligations, including short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is generally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Custodial Receipts

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may also acquire U.S. Government Securities, municipal obligations or other debt instruments in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government Securities, municipal obligations or other debt instruments. Such securities are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”). Although custodial receipts involving U.S. Government Securities are not considered U.S. Government Securities for certain securities laws purposes, the securities underlying such receipts are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

Foreign Securities

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations issued or guaranteed by major foreign banks which have more than $1 billion in total assets at the time of purchase, U.S.

branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks. The Financial Square Prime Obligations Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Investor Tax-Exempt Money Market Fund may also invest in municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States. Under current SEC rules for money market funds, the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds are restricted to purchasing U.S. dollar-denominated securities, but are not otherwise precluded from purchasing securities of foreign issuers.

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Funds may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank and the legal remedies for investors may be more limited than the remedies available in the United States.

Investing in Europe. While the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest only in U.S. dollar-denominated obligations, the prices of certain of the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds’ holdings may nevertheless be sensitive to changes in value of the euro and the underlying events that affect its value. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit, general economic and political position of each such state, including each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially adversely impact the value of securities that the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds have invested in.

In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU. In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. The mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.

The effects of Brexit will depend, in part, on whether the United Kingdom is able to negotiate agreements to retain access to EU markets including, but not limited to, trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which EU laws to replace or replicate. The extent of the impact of the withdrawal in the United Kingdom and in global markets as well as any associated adverse consequences remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments. While certain measures are being proposed and/or will be introduced, at the EU level or at the member state level, which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures would achieve their intended effects.

On January 31, 2020, the United Kingdom withdrew from the EU subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expires at the end of 2020. During this transition phase, the United Kingdom and the EU will seek to negotiate and finalize a new, more permanent trade deal. Due to political uncertainty, it is not possible to anticipate, whether the United Kingdom and the EU will be able to agree on and implement a new trade agreement or what the nature of such trade arrangement will be. In the event that no agreement is reached, the relationship between the United Kingdom and the EU would be based on the World Trade Organization rules.

Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region, which has increased the risk that regulatory uncertainty could negatively affect the value of the Fund’s investments.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued basis and enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities at a future date beyond the customary settlement time. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions; distributions from any net capital gains would be taxable to its shareholders. For purposes of determining a Fund’s average dollar weighted maturity, the maturity of when-issued or forward commitment securities for fixed-rate obligations will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will identify on its books cash or liquid assets having a value at least equal to the amount of the Fund’s purchase commitments. Alternatively, a Fund may enter into off-setting contracts for the forward sale of securities. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Municipal Obligations

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. Two principal classifications of municipal obligations are “notes” and “bonds.” The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in municipal obligations when yields on such securities are attractive compared to those of other taxable investments.

Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds that invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, if any, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts” (“MRs”) and “Municipal Certificates of Accrual on Tax-Exempt Securities” (“MCATS”). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, “general obligation” bonds and “revenue” bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations.

In purchasing municipal obligations, the Investor Tax-Exempt Money Market Fund relies on opinions of bond counsel as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. This Fund does not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Each Fund that may invest in municipal obligations may also invest in private activity bonds. The Investor Tax-Exempt Money Market Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax. If such policy should change in the future, such investments would not exceed 20% of the net assets of the Investor Tax-Exempt Money Market Fund under normal market conditions. The Investor Tax-Exempt Money Market Fund does not intend to invest more than 25% of the value of its total assets in private activity bonds or similar obligations where non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds that the Funds may purchase are limited to short-term serial bonds—those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as “Put Bonds”), which are subject to a Fund’s commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer’s commitment to so purchase the bond at such price and time.

The Funds that invest in municipal obligations may invest in municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligations bonds are supported by the moral commitment but not the legal obligation of a state or municipality. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that a Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

The Funds that invest in municipal obligations may also invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax- exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity and the average portfolio life of a Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Investment Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund’s credit quality requirements, to be inadequate.

Although the Investor Tax-Exempt Money Market Fund intends to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Investment Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case. Consequently, there is a risk that the Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Investor Tax-Exempt Money Market Fund intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

A Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of investment restrictions of the Funds, the identification of the “issuer” of municipal obligations that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligations as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the “1933 Act”), prior to offer and sale, municipal obligations that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations that were not publicly offered initially.

Municipal obligations purchased for a Fund may be subject to the Fund’s policy on holdings of illiquid securities. The Investment Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Investment Adviser believes that the quality standards applicable to each Fund’s investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

Pooled Investment Vehicles

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments and Financial Square Federal Instruments Funds) may invest in securities of pooled investment vehicles. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by pooled investment vehicles in which it invests, in addition to the management fees (and other expenses) of the Fund. A Fund’s investments in pooled investment vehicles are subject to statutory limitations prescribed by the Act, including in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any pooled investment vehicle, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in the securities of all investment companies.

Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Funds may invest in other investment companies, including money market funds, beyond the statutory limits described above or otherwise provided that certain conditions are met. Some of those other investment companies may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator and/or distributor. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as that Fund. Additionally, to the extent that any Fund serves as an “underlying fund” to another Goldman Sachs Fund or unaffiliated investment company, the Funds’ ability to invest in other investment companies and private funds may be limited and, under these circumstances, the Funds’ investments in other investment companies and private funds will be consistent with applicable law and/or exemptive orders obtained from the SEC.

Repurchase Agreements

Each Fund (except the Financial Square Treasury Instruments and Financial Square Federal Instruments Funds) may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees that that furnish collateral at least equal in value or market price to the amount of their repurchase obligation. A repurchase agreement is similar to a collateralized loan, but involves an arrangement under which the purchaser (i.e., the Fund) purchases securities subject to the seller’s agreement, at the time of sale, to repurchase the securities at a specified time and price. For certain of the Funds, these securities may include securities that could not be held by a Fund without the seller’s repurchase commitment. Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper, corporate bonds, mortgage loans, auction rate securities and equity securities) may be subject to special risks and may not have the benefit of certain protections in the event of a counterparty’s insolvency. Custody of the securities will be maintained by the Fund’s custodian or subcustodian for the duration of the agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate, if any, on the securities subject to the repurchase agreement. The seller of a repurchase agreement will agree that the value of the purchased securities will at all times equal or exceed the repurchase price during the term of the repurchase agreement.

For purposes of the Act, and generally, for tax purposes, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Investment Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Investment Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Each Fund may not invest in repurchase agreements maturing in more than seven days if, as a result thereof, more than 5% of the total assets of that Fund would be invested in such investments and other securities which are not readily marketable. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, pursuant to exemptive relief granted by the SEC, each Fund (except the Financial Square Treasury Instruments and Financial Square Federal Instruments Funds), together with other registered investment companies having advisory agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Solutions Fund and Financial Square Government Fund may enter into repurchase agreements with the Federal Reserve Bank of New York in connection with the Federal Reserve System’s reverse repurchase agreement program. Reduced participation in the program by the Federal Reserve Bank of New York, as a result of changes in monetary policy or otherwise, may affect the Funds’ investment strategies and operations and limit the Funds’ return potentials. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for the purposes of Rule 2a-7.

Restricted and Other Illiquid Securities

A Fund may purchase securities that are not registered (“restricted securities”) under the 1933 Act, including restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. However, a Fund will not invest more than 5% of the value of its total assets (measured at the time of purchase) in securities which are illiquid, which includes fixed time deposits with a notice or demand period of more than seven days that cannot be traded on a secondary market and certain restricted securities. The Board of Trustees has adopted guidelines under which the Investment Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including securities issued under Rule 144A and commercial paper issued under Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Investment Adviser will monitor each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Risks of Qualified Financial Contracts

Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which took effect throughout 2019, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks.

Special Note Regarding Regulatory Changes and Other Market Events

Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Funds or the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Funds’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the Funds. Furthermore, worsened market conditions, including as a result of U.S. government shutdowns or the perceived creditworthiness of the United States, could have a negative impact on securities markets.

The Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), EURIBOR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (FCA) which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund’s investments, performance or financial condition. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates (e.g., the Secured Overnight Financing Rate, which is likely to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and how the calculation of associated spreads (if any) should be adjusted. Additionally, prior to 2021, it is expected that industry trade associations and participants will focus on the transition mechanisms by which the Reference Rates and spreads (if any) in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Funds. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed income markets, and an unusually high degree of volatility, both domestically and internationally. While entire markets were impacted, issuers that had exposure to the real estate, mortgage and credit markets were particularly affected. The instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. For example, Dodd-Frank, which was enacted in 2010, provides for broad regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies and mortgage lending.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease

(such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events may result in, among other things, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations. See “Special Note Regarding Operational, Cyber Security and Litigation Risks” for additional information on operational risks.

Moreover, in response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including, among other things, lowering interest rates. Interest rates in the United States are currently at historically low levels. During periods when interest rates are low (or negative), the Fund’s yield (or total return) may also be low and fall below zero. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to help create self-sustaining growth in the local economy. To the extent the Fund holds a debt instrument with a negative interest rate, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, investors may seek to reallocate their investment to other income-producing assets, which could further reduce the value of instruments with a negative yield.

Special Note Regarding Operational, Cyber Security and Litigation Risks

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

A Fund is also susceptible to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks, but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data. Cyber-attacks affecting the Fund or its investment adviser, sub-adviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund and its shareholders. These cyber-attacks have the ability to cause significant disruptions and impact business operations; to result in financial losses; to prevent shareholders from transacting business; to interfere with the Fund’s calculation of net asset value (“NAV”) and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Similar to operational risk in general, a Fund and its service providers, including GSAM, have instituted risk management systems designed to minimize the risks associated with cyber security. However, there is a risk that these systems will not succeed (or that any remediation efforts will not be successful), especially because a Fund does not directly control the risk management systems of the service providers to the Fund, its trading counterparties or the issuers in which the Fund may invest. Moreover, there is a risk that cyber-attacks will not be detected.

The Funds may be subject to third-party litigation, which could give rise to legal liability. These matters involving the Funds may arise from their activities and investments and could have a materially adverse effect on the Funds, including the expense of defending against claims and paying any amounts pursuant to settlements or judgments. There can be no guarantee that these matters will not arise in the normal course of business. If the Funds were to be found liable in any suit or proceeding, any associated damages and/or penalties could have a materially adverse effect on the Funds’ finances, in addition to being materially damaging to their reputation.

Standby Commitments

In order to enhance the liquidity, stability or quality of municipal obligations, the Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market and Investor Tax-Exempt Money Market Funds each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or “standby commitment,” depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party’s ability to purchase the security from the Funds. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Funds.

Management of the Trust understands that the IRS has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Investor Money Market Tax-Exempt Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to a Fund, nor has any Fund assumed that such commitments will continue to be available under all market conditions.

Temporary Investments

The Investor Tax-Exempt Money Market Fund ordinarily expects that 100% of its assets will be invested in municipal obligations, but the Fund may for temporary defensive purposes hold cash or invest in short-term taxable securities.

The Financial Square Treasury Instruments and Financial Square Federal Instruments Funds may, under extraordinary circumstances, hold U.S. Government Securities subject to state taxation.

Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). A Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments. A Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, a Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.

When a Fund’s assets are invested in such instruments (or are uninvested), the Fund may not be achieving its investment objective.

Temporary Taxable Investments for Certain Funds

The Investor Tax-Exempt Money Market Fund may temporarily invest in the taxable money market instruments described in the foregoing sections. When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective of providing income except from federal and/or applicable State income taxes.

Variable Rate Demand Obligations

Each Fund (except the Financial Square Treasury Obligations and Financial Square Treasury Instruments Funds) may purchase variable rate demand obligations. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable rate demand obligations are not generally transferable and are not ordinarily rated. A Fund may invest in them only if the Investment Adviser believes that the notes are of comparable credit quality to the other obligations in which that Fund may invest.

Variable Rate and Floating Rate Obligations

The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may purchase variable and floating rate demand instruments that are municipal obligations or other debt securities issued by corporations and other non-governmental issuers that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days’ notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee, or the credit enhancement issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (i) upon a default under the terms of the debt security; (ii) as needed to provide liquidity to a Fund; (iii) to maintain the respective quality standards of a Fund’s investment portfolio; or (iv) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Fund, a variable or floating rate demand instrument which is unrated must have credit risk characteristics similar to other obligations in which the Fund may invest. The Investment Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund’s quality criteria by reason of being backed by a letter of credit, guarantee, or demand feature issued by an entity that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the provider of the credit support or both will meet the quality standards of the Fund.

As stated in the Prospectuses, the Funds may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to money market funds. The Funds will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Funds’ investments in such instruments will be subject to the limitation on illiquid investments.

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may invest in variable or floating rate participation interests in municipal obligations held by financial institutions (usually commercial banks). Such participation interests provide the Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days’ notice. In addition, the participation interest may be backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of the affected Fund. The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of the Financial Square Federal Instruments Fund and Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice. The policy of the Financial Square Treasury Obligations Fund to limit its investments to U.S. Treasury Obligations and related repurchase agreements is fundamental. All other investment policies or practices of the Funds, except as stated in this paragraph, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. As a matter of fundamental policy, at least 80% of the Net Assets of the Investor Tax-Exempt Money Market Fund will be invested in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.

For purposes of the Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or that Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or that Fund.

For purposes of the following limitations (except for the asset coverage requirements with respect to borrowings, which is subject to different requirements under the Act), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. With the exception of borrowings permitted by investment restriction (2), below ((3) for the Government Fund), asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

Fundamental Investment Restrictions

As a matter of fundamental policy, the Fund may not:

All Funds Except Financial Square Government Fund

(1) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

All Funds Except Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(2) Borrow money, except that (a) the Fund may borrow from banks (as defined in the Act) and the Fund may borrow through reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

Financial Square Federal Instruments Fund and Investor Money Market Fund

(2) Borrow money, except as permitted by the Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

All Funds Except Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(3) Make loans, except (a) through the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

Financial Square Federal Instruments Fund and Investor Money Market Fund

(3) Make loans, except through (a) the purchase of debt obligations, loan interests and other interests or obligations in accordance with the Fund’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; (c) loans of securities as permitted by applicable law or pursuant to an exemptive order granted under the Act; and (d) loans to affiliates of the Fund to the extent permitted by law.

All Funds Except Financial Square Government Fund

(4) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

All Funds Except Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(5) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(6) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Financial Square Federal Instruments Fund and Investor Money Market Fund

(5) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein or that reflect the return of an index of real estate values, securities of issuers which invest or deal in real estate, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate it has acquired as a result of the ownership of securities.

(6) Invest in physical commodities, except that the Fund may invest in currency and financial instruments and contracts in accordance with its investment objective and policies, including, without limitation, structured notes, futures contracts, swaps, options on commodities, currencies, swaps and futures, ETFs, investment pools and other instruments, regardless of whether such instrument is considered to be a commodity.

All Funds Except Financial Square Government Fund

(7) Issue senior securities to the extent such issuance would violate applicable law.

All Funds Except Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the Act.

Financial Square Government Fund

(1) With respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. government securities and repurchase agreements collateralized by U.S. government securities. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(2) With respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, the Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(3) Borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that the Fund is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Fund’s assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

(4) Mortgage, pledge or hypothecate its assets except to secure permitted borrowings.

(5) Act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting.

(6) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in U.S. Government Securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government Securities or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Investment Adviser determines that risk adjusted returns in such industries are considered favorable relative to other industries.)

(7) Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and except for shares of existing or additional Funds of the Trust.

(8) Purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for the Fund as a result of the ownership of securities.

(9) Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Fund’s investment objective and policies may be deemed to be loans.

(10) Purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that the Fund may acquire puts in connection with the acquisition of a debt instrument).

(11) Invest in other companies for the purpose of exercising control or management.

All Funds

Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same fundamental investment restrictions and policies as the Fund.

For purposes of the Funds’ industry concentration policies, the Investment Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Investment Adviser may, but need not, consider industry classifications provided by third parties, and the classifications applied to Fund investments will be informed by applicable law.

Non-Fundamental Investment Restrictions

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies with respect to the Funds which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of each Fund:

All Funds, except the Financial Square Federal Instruments Fund and Investor Money Market Fund

(a)	Purchase additional securities if the Fund’s borrowings, as permitted by the Fund’s borrowing policy, exceed 5% of its net assets.

(b)	Make short sales of securities, except short sales against the box.

All Funds, except the Financial Square Federal Instruments Fund and Investor Money Market Fund

(a)

Engage in reverse repurchase agreements. Any change permitting the Financial Square Government Fund to engage in reverse repurchase agreements shall not be implemented until 30 days prior notice has been issued to shareholders.

Investment Restrictions Under Rule 2a-7

As money market funds, all of the Funds must also comply, as a non-fundamental policy, with Rule 2a-7 under the Act (the “Rule”). While a detailed and technical rule, Rule 2a-7 generally requires money market funds to meet four basic risk-limiting conditions relating to portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity.

Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security in a Fund’s portfolio not exceed 13 months and a Fund’s dollar-weighted average portfolio maturity and dollar-weighted average portfolio life not exceed 60 days or 120 days, respectively.

Portfolio quality. Under Rule 2a-7, each Fund may invest only in “Eligible Securities.” Eligible Securities are U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. In addition, each Fund, as a matter of non-fundamental policy, only invests in First Tier securities. “First Tier securities” are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or that otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier securities are “Second Tier securities.” Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature. NRSROs include Standard & Poor’s, Moody’s, Fitch and Dominion Bond Rating Service Limited. For a description of their rating categories, see Appendix A.

Portfolio diversification. Each Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities, repurchase agreements collateralized fully by such securities and certain securities that are backed by escrowed U.S. Government Securities). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof. Certain affiliated issuers are treated as a single issuer for purposes of these requirements. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), with respect to all of the assets of a Fund (but with respect to only 85% of the total assets of the Investor Tax-Exempt Money Market Fund), no more than 10% of the Fund’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer.

Portfolio liquidity. Each Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund): (i) must hold at least 10% of its total assets in “daily liquid assets” (as defined in the Prospectus); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (as defined in the Prospectus). The Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in weekly liquid assets. The Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid securities.

Defaults and other Adverse Events. In the event that a portfolio security of a Fund experiences a default or certain other adverse events, the Rule imposes additional requirements. Upon the occurrence of (i) a default with respect to a portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), (ii) a portfolio security ceasing to be an Eligible Security (e.g., no longer presents minimal credit risks), or (iii) an event of insolvency (as defined in the Rule) occurring with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund will dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, absent a finding by the Board of Trustees that disposal of the portfolio security would not be in the best interests of the Fund (which determination may take into account, among other factors, market conditions that could affect the orderly disposition of the portfolio security).

“Value” for the purposes of all investment restrictions means the value used in determining a Fund’s NAV. “U.S. Government Securities” shall mean securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

TRUSTEES AND OFFICERS

The Trust’s Leadership Structure

The business and affairs of the Funds are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy and reviewing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Fund’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of seven Independent Trustees and one Interested Trustee. The Board has selected an Independent Trustee to act as Chair, whose duties include presiding at meetings of the Board and acting as a focal point to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of the Chair’s duties, the Chair will consult with the other Independent Trustees and the Funds’ officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least six times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition, the Independent Trustees meet at least annually to review, among other things, investment management agreements, distribution (Rule 12b-1) and/or service plans and related agreements, transfer agency agreements and certain other agreements providing for the compensation of Goldman Sachs and/or its affiliates by the Funds, and to consider such other matters as they deem appropriate.

The Board has established five standing committees – Audit, Governance and Nominating, Compliance, Valuation and Contract Review Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “STANDING BOARD COMMITTEES,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Trustees of the Trust

Information pertaining to the Trustees of the Trust as of December 29, 2020 is set forth below.

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Jessica Palmer Age: 71	Chair of the Board of Trustees	Since 2018 (Trustee since 2007)	Ms. Palmer is retired. She was formerly Consultant, Citigroup Human Resources Department (2007–2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984–2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004–2009). Chair of the Board of Trustees—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Dwight L. Bush Age: 63	Trustee	Since 2020	Ambassador Bush is President and CEO of D.L. Bush & Associates (a financial advisory and private investment firm) (2002–2014 and 2017–present); and was formerly U.S. Ambassador to the Kingdom of Morocco (2014–2017) and a Member of the Board of Directors of Santander Bank, N.A. (2018–2019). Previously, Ambassador Bush served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019–January 2020). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Kathryn A. Cassidy Age: 66	Trustee	Since 2015	Ms. Cassidy is retired. Formerly, she was Advisor to the Chairman (May 2014–December 2014); and Senior Vice President and Treasurer (2008–2014), General Electric Company & General Electric Capital Corporation (technology and financial services companies). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Diana M. Daniels Age: 71	Trustee	Since 2007	Ms. Daniels is retired. Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991–2006). Ms. Daniels is a Trustee Emeritus and serves as a Presidential Councillor of Cornell University (2013–Present); former Member of the Legal Advisory Board, New York Stock Exchange (2003–2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006–2007). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Joaquin Delgado Age: 60	Trustee	Since 2020

Dr. Delgado is retired. He is Director, Hexion Inc. (a specialty chemical manufacturer) (2019–present); and Director, Stepan Company (a specialty chemical manufacturer) (2011–present); and was formerly Executive Vice President, Consumer Business Group of 3M Company (July 2016–July 2019); and Executive Vice President, Health Care Business Group of 3M Company (October 2012–July 2016). Previously, Dr. Delgado served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019– January 2020).

Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

				105	Stepan Company (a specialty chemical manufacturer)

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Roy W. Templin Age: 60	Trustee	Since 2013	Mr. Templin is retired. He is Director, Armstrong World Industries, Inc. (a designer and manufacturer of ceiling, wall and suspension system solutions) (2016–Present); and was formerly Chairman of the Board of Directors, Con-Way Incorporated (a transportation, logistics and supply chain management service company) (2014–2015); Executive Vice President and Chief Financial Officer, Whirlpool Corporation (an appliance manufacturer and marketer) (2004–2012). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Armstrong World Industries, Inc. (a ceiling, wall and suspension systems solutions manufacturer)

Gregory G. Weaver Age: 69	Trustee	Since 2015	Mr. Weaver is retired. He is Director, Verizon Communications Inc. (2015–Present); and was formerly Chairman and Chief Executive Officer, Deloitte & Touche LLP (a professional services firm) (2001–2005 and 2012–2014); and Member of the Board of Directors, Deloitte & Touche LLP (2006–2012). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Verizon Communications Inc.

Interested Trustee

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara* Age: 58	President and Trustee	Since 2007	Advisory Director, Goldman Sachs (January 2018–Present); Managing Director, Goldman Sachs (January 2000–December 2017); Director of Institutional Fund Sales, GSAM (April 1998–December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993–April 1998). President and Trustee—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	158	None

*

Mr. McNamara is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. Mr. McNamara holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus.
[2]

Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that each Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 75th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.

[3]

The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of December 29, 2020, Goldman Sachs Trust consisted of 92 portfolios (90 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 13 portfolios; Goldman Sachs Trust II consisted of 19 portfolios (17 of which offered shares to the public); Goldman Sachs ETF Trust consisted of 31 portfolios (20 of which offered shares to the public); and Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund each consisted of one portfolio. Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund did not offer shares to the public.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

The significance or relevance of a Trustee’s particular experience, qualifications, attributes and/or skills is considered by the Board on an individual basis. Experience, qualifications, attributes and/or skills common to all Trustees include the ability to critically review, evaluate and discuss information provided to them and to interact effectively with the other Trustees and with representatives of the Investment Adviser and its affiliates, other service providers, legal counsel and the Fund’s independent registered public accounting firm, the capacity to address financial and legal issues and exercise reasonable business judgment, and a commitment to the representation of the interests of the Fund and its shareholders. The Governance and Nominating Committee’s charter contains certain other factors that are considered by the Governance and Nominating Committee in identifying and evaluating potential nominees to serve as Independent Trustees. Based on each Trustee’s experience, qualifications, attributes and/or skills, considered individually and with respect to the experience, qualifications, attributes and/or skills of other Trustees, the Board has concluded that each Trustee should serve a Trustee. Below is a brief discussion of the experience, qualifications, attributes and/or skills of each individual Trustee as of October 6, 2020 that led the Board to conclude that such individual should serve as a Trustee.

Jessica Palmer. Ms. Palmer has served as a Trustee since 2007 and Chair of the Board since 2018. Ms. Palmer worked at Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) for over 20 years, where she was a Managing Director. While at Citigroup Corporate and Investment Banking, Ms. Palmer was Head of Global Risk Management, Chair of the Global Commitment Committee, Co-Chair of International Investment Banking (New York) and Head of Fixed Income Capital Markets. Ms. Palmer was also a member of the Management Committee and Risk Management Operating Committee of Citigroup, Inc. Ms. Palmer was also Assistant Vice President of the International Division at Wells Fargo Bank, N.A. Ms. Palmer was also a member of the Board of Trustees of a private elementary and secondary school. Based on the foregoing, Ms. Palmer is experienced with financial and investment matters.

Dwight L. Bush. Ambassador Bush has served as a Trustee since 2020. Ambassador Bush also serves as President and CEO of D.L. Bush & Associates, a financial advisory and private investment firm. From 2014 to 2017, he served as U.S. Ambassador to the Kingdom of Morocco. Prior to his service as U.S. Ambassador, he established and served as CEO of Urban Trust Bank and UTB Education Finance, LLC, an integrated provider of education credit services. Ambassador Bush was previously Vice President of Corporate Development for SLM Corporation (commonly known as Sallie Mae). Formerly, he served as a member of the Board of Directors of Santander Bank, N.A., JER Investors Trust, a specialty real estate finance company, and as Vice Chairman of the Board of Directors of CASI Pharmaceuticals (formerly Entremed, Inc.) where he was Chairman of the Audit Committee. He also serves as a member of the Board of Directors for several philanthropic organizations, including the Middle East Investment Initiative and the American Council of Young Political Leaders, and has served on the executive committee of Cornell University. Ambassador Bush previously served on the Trust’s Advisory Board. Based on the foregoing, Ambassador Bush is experienced with financial and investment matters.

Kathryn A. Cassidy. Ms. Cassidy has served as a Trustee since 2015. Previously, Ms. Cassidy held several senior management positions at General Electric Company (“GE”) and General Electric Capital Corporation (“GECapital”) and its subsidiaries, where she worked for 35 years, most recently as Advisor to the Chairman of GECapital and Senior Vice President and Treasurer of GE and GECapital. As Senior Vice President and Treasurer, Ms. Cassidy led capital markets and treasury matters of multiple initial public offerings. Ms. Cassidy was responsible for managing global treasury operations, including global funding, hedging, derivative accounting and execution, cash and liquidity management, cash operations and treasury services, and global regulatory compliance and reporting for liquidity, derivatives, market risk and counterparty credit risk. Ms. Cassidy also serves as a Director of buildOn, a not-for-profit organization, where she serves as Chair of the Finance Committee. Based on the foregoing, Ms. Cassidy is experienced with financial and investment matters.

Diana M. Daniels. Ms. Daniels has served as a Trustee since 2007. Ms. Daniels also serves as a Trustee Emeritus and Presidential Councillor of Cornell University. Ms. Daniels held several senior management positions at The Washington Post Company and its subsidiaries, where she worked for 29 years. While at The Washington Post Company, Ms. Daniels served as Vice President, General

Counsel, Secretary to the Board of Directors and Secretary to the Audit Committee. Previously, Ms. Daniels served as Vice President and General Counsel of Newsweek, Inc. Ms. Daniels has also served as Vice Chair and Chairman of the Executive Committee of the Board of Trustees of Cornell University and as a member of the Corporate Advisory Board of Standish Mellon Management Advisors and of the Legal Advisory Board of New York Stock Exchange. Ms. Daniels is also a member of the American Law Institute and of the Advisory Council of the Inter-American Press Association. Based on the foregoing, Ms. Daniels is experienced with legal, financial and investment matters.

Joaquin Delgado. Dr. Delgado has served as a Trustee since 2020. Dr. Delgado is a member of the Board of Directors for Stepan Company, a publicly-traded specialty chemical manufacturer, and Hexion Inc., a privately held specialty chemical manufacturer. Previously, Dr. Delgado held several senior management positions at 3M Company, where he worked for over 30 years, most recently as Executive Vice President of 3M Company’s Consumer Business Group. As Executive Vice President, Vice President, and General Manager at 3M Company, Dr. Delgado directed mergers and acquisitions worldwide, and was responsible for managing global operations in specialized markets such as semiconductors, consumer electronics, communications, medical and office supplies and software. Dr. Delgado also serves as a Director of MacPhail Center for Music, a not-for-profit organization. Dr. Delgado previously served on the Trust’s Advisory Board. Based on the foregoing, Dr. Delgado is experienced with financial and investment matters.

Roy W. Templin. Mr. Templin has served as a Trustee since 2013. Mr. Templin is a member of the Board of Directors of Armstrong World Industries, Inc., a ceiling, wall and suspension system solutions manufacturer, where he serves as Chair of the Finance Committee and the Audit Committee, and as a member of the Nominating and Governance Committee. Previously, Mr. Templin served as Chairman of the Board of Directors of Con-Way Incorporated, a transportation, logistics and supply-chain management services company, prior to its sale to XPO Logistics, Inc. in 2015. Mr. Templin held a number of senior management positions at Whirlpool Corporation, an appliance manufacturer and marketer, including Executive Vice President and Chief Financial Officer, Vice President and Corporate Controller there. At Whirlpool, Mr. Templin served on the Executive Committee and was responsible for all aspects of finance globally, including treasury, accounting, risk management, investor relations, internal auditing, tax and facilities. Prior to joining Whirlpool, Mr. Templin served in several roles at Kimball International, a furniture and electronic assemblies manufacturer, including Vice President of Finance and Chief Accounting Officer. Mr. Templin was also a Director of Corporate Finance for Cummins, Inc., a diesel engine manufacturer, a Director of Financial Development at NCR Corporation, a computer hardware and electronics company, and a member of the audit staff of Price Waterhouse (now PricewaterhouseCoopers LLP). Mr. Templin is a certified public accountant and a certified management accountant. Based on the foregoing, Mr. Templin is experienced with accounting, financial and investment matters.

Gregory G. Weaver. Mr. Weaver has served as a Trustee since 2015. Mr. Weaver has been designated as the Board’s “audit committee financial expert” given his extensive accounting and finance experience. Mr. Weaver also serves as a Director of Verizon Communications Inc., where he serves as Chair of the Audit Committee. Previously, Mr. Weaver was a partner with Deloitte & Touche LLP for 30 years. He was the firm’s first chairman and chief executive officer from 2001–2005, and was elected to serve a second term (2012–2014). While serving as chairman at Deloitte & Touche LLP, Mr. Weaver led the audit and enterprise risk services practice, overseeing all operations, strategic positioning, audit quality, and talent matters. Mr. Weaver also served as a member of the firm’s Board of Directors for six years where he served on the Governance Committee and Partner Earnings and Benefits Committee and was chairman of the Elected Leaders Committee and Strategic Investment Committee. Mr. Weaver is also a Board member and Audit Committee chair of the YMCA of Westfield, New Jersey. Mr. Weaver has also served as President of the Council of Boy Scouts of America in Long Rivers, Connecticut, President of A Better Chance in Glastonbury, Connecticut, as a member of the Financial Accounting Standards Advisory Council and as a board member of the Stan Ross Department of Accountancy, Baruch College. Based on the foregoing, Mr. Weaver is experienced with accounting, financial and investment matters.

James A. McNamara. Mr. McNamara has served as a Trustee and President of the Trust since 2007 and has served as an officer of the Trust since 2001. Mr. McNamara is an Advisory Director to Goldman Sachs. Prior to retiring as Managing Director at Goldman Sachs in 2017, Mr. McNamara was head of Global Third Party Distribution at GSAM and was previously head of U.S. Third Party Distribution. Prior to that role, Mr. McNamara served as Director of Institutional Fund Sales. Prior to joining Goldman Sachs, Mr. McNamara was Vice President and Manager at Dreyfus Institutional Service Corporation. Based on the foregoing, Mr. McNamara is experienced with financial and investment matters.

Officers of the Trust

Information pertaining to the officers of the Trust as of December 30, 2020 is set forth below.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 58	Trustee and President	Since 2007

Advisory Director, Goldman Sachs (January 2018 – Present); Managing Director, Goldman Sachs (January 2000 – December 2017); Director of Institutional Fund Sales, GSAM (April 1998 – December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993 – April 1998).

President and Trustee—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 52	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2017 (Treasurer and Principal Financial Officer since 2019)

Managing Director, Goldman Sachs (November 2015 – Present) and Vice President – Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010 – October 2015).

Treasurer, Principal Financial Officer and Principal Accounting Officer—Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)); Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Julien Yoo 200 West Street New York, NY 10282 Age: 49	Chief Compliance Officer	Since 2019

Managing Director, Goldman Sachs (January 2020–Present); Vice President, Goldman Sachs (December 2014–December 2019); and Vice President, Morgan Stanley Investment Management (2005–2010).

Chief Compliance Officer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Peter W. Fortner 30 Hudson Street Jersey City, NJ 07302 Age: 62	Assistant Treasurer	Since 2000

Vice President, Goldman Sachs (July 2000–Present); Principal Accounting Officer, Commerce Bank Mutual Fund Complex (2008–Present); and Treasurer of Goldman Sachs Philanthropy Fund (2019–Present).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Allison Fracchiolla 30 Hudson Street Jersey City, NJ 07302 Age: 37	Assistant Treasurer	Since 2014	Vice President, Goldman Sachs (January 2013–Present). Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; and Goldman Sachs ETF Trust.

Tyler Hanks 222 S. Main St Salt Lake City, UT 84101 Age: 38	Assistant Treasurer	Since 2019

Vice President, Goldman Sachs (January 2016—Present); and Associate, Goldman Sachs (January 2014—January 2016).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Kirsten Frivold Imohiosen 200 West Street New York, NY 10282 Age: 50	Assistant Treasurer	Since 2019

Managing Director, Goldman Sachs (January 2018–Present); and Vice President, Goldman Sachs (May 1999–December 2017).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Steven Z. Indich 30 Hudson Street Jersey City, NJ 07302 Age: 51	Assistant Treasurer	Since 2019

Vice President, Goldman Sachs (February 2010 – Present).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Carol Liu 30 Hudson Street Jersey City, NJ 07302 Age: 45	Assistant Treasurer	Since 2019

Vice President, Goldman Sachs (October 2017 – Present); Tax Director, The Raine Group LLC (August 2015 – October 2017); and Tax Director, Icon Investments LLC (January 2012 – August 2015).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Christopher Bradford 30 Hudson Street Jersey City, NJ 07302 Age: 39	Vice President	Since 2020

Vice President, Goldman Sachs (January 2014–Present).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Real Estate Diversified Income Fund; and Goldman Sachs Credit Income Fund.

Jesse Cole 71 South Wacker Drive Chicago, IL 60606 Age: 57	Vice President	Since 1998

Managing Director, Goldman Sachs (December 2006 – Present); Vice President, GSAM (June 1998 – Present); and Vice President, AIM Management Group, Inc. (investment adviser) (April 1996 – June 1998).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Miriam L. Cytryn 200 West Street New York, NY 10282 Age: 62	Vice President	Since 2008

Vice President, GSAM (2008 – Present); Vice President of Divisional Management, Investment Management Division (2007 – 2008); Vice President and Chief of Staff, GSAM US Distribution (2003 – 2007); and Vice President of Employee Relations, Goldman Sachs (1996 – 2003).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Kimberly MacKenzie 200 West Street New York, NY 10282 Age: 40	Vice President	Since 2020	Vice President, GSAM (2010–Present); Associate, Goldman Sachs (2006–2010). Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Frank Murphy 200 West Street New York, NY 10282 Age: 46	Vice President	Since 2019

Managing Director, Goldman Sachs (2015 – Present); Vice President, Goldman Sachs (2003 – 2014); Associate, Goldman Sachs (2001 – 2002); and Analyst, Goldman Sachs (1999 – 2001).

Vice President—Goldman Sachs Trust; and Goldman Sachs Variable Insurance Trust.

Emily Stecher 200 West Street New York, NY 10282 Age: 33	Vice President	Since 2020

Managing Director, Goldman Sachs (January 2020–Present); Vice President, Goldman Sachs (January 2015–December 2019).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Real Estate Diversified Income Fund; and Goldman Sachs Credit Income Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 43	Secretary	Since 2012

Managing Director, Goldman Sachs (January 2016–Present); Vice President, Goldman Sachs (August 2006–December 2015); Senior Counsel, Goldman Sachs (January 2020–Present); Associate General Counsel, Goldman Sachs (2012–December 2019); Assistant General Counsel, Goldman Sachs (August 2006–December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002–2006).

Secretary—Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

David A. Fishman 200 West Street New York, NY 10282 Age: 56	Assistant Secretary	Since 2001

Managing Director, Goldman Sachs (December 2001 – Present); and Vice President, Goldman Sachs (1997 – December 2001).

Assistant Secretary—Goldman Sachs Trust; and Goldman Sachs Variable Insurance Trust.

Robert Griffith 200 West Street New York, NY 10282 Age: 46	Assistant Secretary	Since 2011

Vice President, Goldman Sachs (August 2011 – Present); Associate General Counsel, Goldman Sachs (December 2014 – Present); Assistant General Counsel, Goldman Sachs (August 2011 – December 2014); Vice President and Counsel, Nomura Holding America, Inc. (2010 – 2011); and Associate, Simpson Thacher & Bartlett LLP (2005 – 2010).

Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Shaun Cullinan 200 West Street New York, NY 10282 Age: 41	Assistant Secretary	Since 2018

Managing Director, Goldman Sachs (2018 – Present); Vice President, Goldman Sachs (2009 – 2017); Associate, Goldman Sachs (2006 – 2008); Analyst, Goldman Sachs (2004 – 2005).

Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

[1]

Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Standing Board Committees

The Audit Committee oversees the audit process and provides assistance to the Board with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the Board an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. All of the Independent Trustees serve on the Audit Committee and Mr. Weaver serves as Chair of the Audit Committee. The Audit Committee held six meetings during the fiscal year ended August 31, 2020.

The Governance and Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance, which includes making recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing their management; (ii) select and nominate candidates for appointment or election to serve as Independent Trustees; and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Governance and Nominating Committee. The Governance and Nominating Committee held four meetings during the fiscal year ended August 31, 2020. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance and Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds’ Prospectuses and should be directed to the attention of the Goldman Sachs Trust Governance and Nominating Committee.

The Compliance Committee has been established for the purpose of overseeing the compliance processes: (i) of the Funds; and (ii) insofar as they relate to services provided to the Funds, of the Funds’ Investment Adviser, Distributor, administrator (if any), and Transfer Agent, except that compliance processes relating to the accounting and financial reporting processes, and certain related matters, are overseen by the Audit Committee. In addition, the Compliance Committee provides assistance to the full Board with respect to compliance matters. The Compliance Committee met six times during the fiscal year ended August 31, 2020. All of the Independent Trustees serve on the Compliance Committee.

The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Valuation Procedures. Messrs. McNamara and DiMaria serve on the Valuation Committee. The Valuation Committee met twelve times during the fiscal year ended August 31, 2020.

The Contract Review Committee has been established for the purpose of overseeing the processes of the Board for reviewing and monitoring performance under the Funds’ investment management, distribution, transfer agency and certain other agreements with the Funds’ Investment Adviser and its affiliates. The Contract Review Committee is also responsible for overseeing the Board’s processes for considering and reviewing performance under the operation of the Funds’ distribution, service, shareholder administration and other plans, and any agreements related to the plans, whether or not such plans and agreements are adopted pursuant to Rule 12b-1 under the Act. The Contract Review Committee also provides appropriate assistance to the Board in connection with the Board’s approval, oversight and review of the Funds’ other service providers including, without limitation, the Funds’ custodian/accounting agent, sub-transfer agents, professional (legal and accounting) firms and printing firms. The Contract Review Committee met two times during the fiscal year ended August 31, 2020. All of the Independent Trustees serve on the Contract Review Committee.

Risk Oversight

The Board is responsible for the oversight of the activities of the Funds, including oversight of risk management. Day-to-day risk management with respect to the Funds is the responsibility of GSAM or other service providers (depending on the nature of the risk), subject to supervision by GSAM. The risks of the Funds include, but are not limited to, investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Each of GSAM and the other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the Funds and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some risks are simply beyond the control of the Funds or GSAM, its affiliates or other service providers.

The Board effectuates its oversight role primarily through regular and special meetings of the Board and Board committees. In certain cases, risk management issues are specifically addressed in presentations and discussions. For example, GSAM has risk management team that assists GSAM in managing investment risk. Representatives from the risk management team meet regularly with the Board to discuss their analysis and methodologies. In addition, investment risk is discussed in the context of regular presentations to the Board on Fund strategy and performance. Other types of risk are addressed as part of presentations on related topics (e.g. compliance policies) or in the context of presentations focused specifically on one or more risks. The Board also receives reports from GSAM management on operational risks, reputational risks and counterparty risks relating to the Funds.

Board oversight of risk management is also performed by various Board committees. For example, the Audit Committee meets with both the Funds’ independent registered public accounting firm and GSAM’s internal audit group to review risk controls in place that support the Funds as well as test results, and the Compliance Committee meets with the CCO and representatives of GSAM’s compliance group to review testing results of the Funds’ compliance policies and procedures and other compliance issues. Board oversight of risk is also performed as needed between meetings through communications between GSAM and the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee (then serving) in the Funds and other portfolios of the Goldman Sachs Fund Complex as of December 31, 2020, unless otherwise noted.

Name of Trustee	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Portfolios in Fund Complex Overseen By Trustee
Jessica Palmer	None	Over $100,000
Dwight L. Bush(2)	None	Over $100,000
Kathryn A. Cassidy	$1–$10,000	Over $100,000
Diana M. Daniels	None	Over $100,000
Joaquin Delgado(2)	None	Over $100,000
James A. McNamara	$10,000-50,000	Over $100,000
Roy W. Templin	None	Over $100,000
Gregory G. Weaver	None	Over $100,000

[1]	Includes the value of shares beneficially owned by each Trustee in each Fund described in this SAI.
[2]	Ambassador Bush and Dr. Delgado began serving as Trustees effective January 23, 2020

As of December 1, 2020, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Board Compensation

Each Independent Trustee is compensated with a unitary annual fee for his or her services as a Trustee of the Trust and as a member of the Governance and Nominating Committee, Compliance Committee, Contract Review Committee, and Audit Committee. The Chair and “audit committee financial expert” receive additional compensation for their services. The Independent Trustees are also reimbursed for reasonable travel expenses incurred in connection with attending meetings. The Trust may also pay the reasonable incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

The following tables set forth certain information with respect to the compensation of each Trustee of the Trust (then serving) for the fiscal year ended August 31, 2020:

Trustee Compensation

	Financial Square Funds							Investor Funds
Name of Trustee	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund
Kathryn A. Cassidy	$6,049.67	$9,301.76	$10,775.34	$27,689.67	$7,531.09	$51,470.06	$4,439.61	$4,388.47	$4,268.26
Dwight L. Bush(2)	3,018.25	4,452.78	5,351.01	14,217.60	3,834.19	26,827.91	2,243.71	2,198.98	2,124.99
Diana M. Daniels	4,036.06	6,205.52	7,188.79	18,473.68	5,024.47	34,339.60	2,961.93	2,927.80	2,847.59
Joaquin Delgado(2)	3,018.25	4,452.78	5,351.01	14,217.60	3,834.19	26,827.91	2,243.71	2,198.98	2,124.99
James A. McNamara(1)	—	—	—	—	—	—	—	—	—
Jessica Palmer	4,036.06	6,205.52	7,188.79	18,473.68	5,024.47	34,339.60	2,961.93	2,927.80	2,847.59
Roy W. Templin	4,036.06	6,205.52	7,188.79	18,473.68	5,024.47	34,339.60	2,961.93	2,927.80	2,847.59
Gregory G. Weaver(3)	4,697.28	7,221.86	8,366.47	21,500.78	5,847.74	39,967.14	3,447.22	3,407.46	3,314.09

Name of Trustee	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From Fund Complex (including the Funds)(4)
Kathryn A. Cassidy	$0	$504,500
Dwight L. Bush(2)	0	253,500
Diana M. Daniels	0	336,500
Joaquin Delgado(2)	0	253,500
James A. McNamara(1)	—	—
Jessica Palmer	0	336,500
Roy W. Templin	0	336,500
Gregory G. Weaver(3)	0	391,500

[1]	Mr. McNamara is an Interested Trustee, and, as such, receives no compensation from the Funds or the Goldman Sachs Fund Complex.
[2]

Includes compensation Ambassador Bush and Dr. Delgado received as Advisory Board Members during the fiscal year. Ambassador Bush and Dr. Delgado began serving as Advisory Board Members effective October 16, 2019 and as Trustees effective January 23, 2020

[3]	Includes compensation as “audit committee financial expert,” as defined in Item 3 of Form N-CSR.
[4]	Represents fees paid to each Trustee during the fiscal year ended August 31, 2020 from the Goldman Sachs Fund Complex.

The Trust, its Investment Advisers and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds.

MANAGEMENT SERVICES

As stated in the Funds’ Prospectuses, GSAM, 200 West Street, New York, New York 10282, serves as Investment Adviser to the Funds. GSAM is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division (“IMD”) of Goldman Sachs, served as the Funds’ investment adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs Asset Management’s investment advisory responsibilities for those Funds. See “Service Providers” in the Funds’ Prospectuses for a description of the Investment Adviser’s duties to the Funds.

Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York with offices in countries throughout the world. It has trading professionals throughout the United States, as well as in London, Frankfurt, Tokyo, Seoul, Sao Paulo and other major financial centers around the world. The active participation of Goldman Sachs in the world’s financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Funds to use the name “Goldman Sachs” or a derivative thereof as part of each Fund’s name for as long as each Fund’s Management Agreement (as described below) is in effect.

The Management Agreements provide that GSAM, in its capacity as Investment Adviser, may render similar services to others so long as the services under the Management Agreements are not impaired thereby. The Funds’ Management Agreements were approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”) on June 16-17, 2020, with respect to each of the Funds. A discussion regarding the Trustees’ basis for approving the Management Agreements in 2020 is available in the Funds’ annual reports for the fiscal year ended August 31, 2020.

Each Management Agreement will remain in effect until June 30, 2021 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually as set forth in the Management Agreement.

The Management Agreements provide that GSAM shall not be liable to a Fund for any error of judgment by GSAM or for any loss sustained by a Fund except in the case of GSAM’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreements also provide that they shall terminate automatically if assigned and that they may be terminated with respect to any particular Funds without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund on 60 days’ written notice to GSAM or by GSAM without penalty at any time on 90 days’ (60 days with respect to a Fund) written notice to the Trust.

Pursuant to the Management Agreements, the Investment Adviser is entitled to receive a fee from the Trust, computed daily and paid monthly, at the annual rates of each Fund’s average daily net assets set forth in the table below. Also included below are the actual management fee rates paid by each Fund (after application of any management fee waivers, as indicated) for the fiscal year ended August 31, 2020. The Investment Adviser may waive a portion of its management fee payable by a Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Additionally, the Investment Adviser may voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended August 31, 2020
Financial Square Prime Obligations Fund	0.16%	0.14%
Financial Square Money Market Fund	0.16%	0.13%
Financial Square Treasury Obligations Fund	0.18%	0.18%
Financial Square Treasury Instruments Fund	0.18%	0.18%
Financial Square Treasury Solutions Fund	0.18%	0.18%
Financial Square Government Fund	0.16%	0.16%
Financial Square Federal Instruments Fund	0.18%	0.13%
Investor Money Market Fund	0.16%	0.16%
Investor Tax-Exempt Money Market Fund	0.16%	0.16%

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the amounts of fees incurred by each Fund under its respective Management Agreement were as follows (with and without the fee waivers that were then in effect and $ in thousands):

Fund	2020		2019		2018
	With Fee Waiver*	Without Fee Waiver	With Fee Waiver**	Without Fee Waiver	With Fee Waiver***	Without Fee Waiver
Financial Square Prime Obligations Fund	$8,316	$9,793	$5,038	$7,443	$2,052	$3,998
Financial Square Money Market Fund	16,476	20,621	14,780	21,889	4,510	9,181
Financial Square Treasury Obligations Fund	41,165	41,165	29,326	29,326	30,665	32,673
Financial Square Treasury Instruments Fund	144,867	145,038	97,509	97,509	90,184	96,091
Financial Square Treasury Solutions Fund	22,295	22,304	15,703	15,703	16,295	17,362
Financial Square Government Fund	258,646	258,646	164,279	164,279	147,353	167,456
Financial Square Federal Instruments Fund	3,259	4,656	1,547	1,694	1,084	1,155
Investor Money Market Fund	3,177	3,199	1,576	1,576	627	710
Investor Tax-Exempt Money Market Fund	2,432	2,453	1,938	1,938	1,691	1,916

*

During the fiscal year ended August 31, 2020, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, and the effective fee rates for this period were 0.14%, 0.13%, 0.18%, 0.18%, 0.18%, 0.16%, 0.13%, 0.16% and 0.16%, respectively.

**

During the fiscal year ended August 31, 2019, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, and the effective fee rates for this period were 0.11%, 0.11%, 0.18%, 0.18%, 0.18%, 0.16%, 0.16%, 0.16% and 0.16%, respectively.

***

For the period September 1, 2017, through February 20, 2018, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.18%, 0.18%, 0.18%, 0.16%, 0.18%, 0.16% and 0.16%, respectively. For the period February 21, 2018, through August 31, 2018, GSAM agreed to waiver a portion of the management fee rates fees payable by the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.18%, 0.18%, 0.18%, 0.16%, 0.18%, 0.16% and 0.16%, respectively.

Unless required to be performed by others pursuant to agreements with the Funds, the Investment Adviser also performs certain administrative services for each Fund under the Management Agreement. Such administrative services include, subject to the general supervision of the Trustees of the Trust, (i) providing supervision of all aspects of the Fund’s non-investment operations; (ii) providing the Fund with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranging for, at the Fund’s expense, the preparation of all of the Fund’s required tax returns, the preparation and submission of reports to existing shareholders, the periodic updating of the Fund’s prospectus and statement of additional information, and the preparation of reports filed with the SEC and other regulatory authorities; (iv) maintaining all of the Fund’s records; and (v) providing the Fund with adequate office space and all necessary office equipment and services. In overseeing each Fund’s non-investment operations, the Investment Adviser’s services include, among other things, oversight of vendors hired by the Fund, oversight of Fund liquidity and risk management, oversight of regulatory inquiries and requests with respect to the Fund made to the Investment Adviser, valuation and accounting oversight and oversight of ongoing compliance with federal and state securities laws, tax regulations, and other applicable law.

Legal Proceedings. On October 22, 2020, The Goldman Sachs Group, Inc. announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the United Kingdom, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The Goldman Sachs Group, Inc. previously entered into a settlement agreement with the Government of Malaysia and 1MDB to resolve all criminal and regulatory proceedings in Malaysia relating to 1MDB.

The Investment Adviser, Goldman Sachs and certain of their affiliates have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.-registered investment companies.

The Distributor and Transfer Agent

Goldman Sachs, 200 West Street, New York, New York 10282, serves as the exclusive Distributor of shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Shares of the Funds are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain Intermediaries to solicit subscriptions for Class A Shares and Class C Shares of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund and Class R6 Shares of the Financial Square Government Fund. Goldman Sachs receives a portion of the sales charge imposed on the redemption of Class C Shares. Goldman Sachs retained approximately the following commissions on sales of Class C Shares during the following period:

Fund	Fiscal year ended August 31, 2020	Fiscal year ended August 31, 2019	Fiscal year ended August 31, 2018
Financial Square Government Fund	$912	$2,296	2,013

The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on June 16-17, 2020.

Goldman Sachs, 71 South Wacker Drive, Chicago, IL 60606 serves as the Trust’s Transfer Agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust with respect to each Fund to: (i) record the issuance, transfer and redemption of shares, (ii) provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust’s custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of the average daily net assets with respect to each class of each Fund. Goldman Sachs may pay to certain intermediaries who perform transfer agent services to shareholders a networking or sub-transfer agent fee. These payments will be made from the transfer agency fees noted above and in the Funds’ Prospectuses.

As compensation for services rendered to the Trust by Goldman Sachs as Transfer Agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018 from each Fund as follows under the fee schedules then in effect:

	2020		2019		2018
Fund	With Fee Waiver*	Without Fee Waiver	With Fee Waiver**	Without Fee Waiver	With Fee Waiver***	Without Fee Waiver
Financial Square Prime Obligations
Institutional Shares	$597,861	$597,869	$454,001	$454,055	$215,746	$215,746
Administration Shares	3,701	3,701	2,403	2,403	1,091	1,091
Service Shares	41	41	520	520	42	42
Preferred Shares	390	390	262	262	165	165
Select Shares	6,601	6,601	7,453	7,453	3,387	3,387
Capital Shares	719	719	522	522	128	128
Cash Management Shares	0	0	0	0	0	0
Premier Shares	0	0	0	0	0	0
Resource Shares	0	0	0	0	0	0
Financial Square Money Market
Institutional Shares	$1,284,758	$1,284,694	$1,363,888	$1,364,047	$504,128	$504,128
Administration Shares	504	504	214	214	347	347
Service Shares	2	1	7	7	39	39
Preferred Shares	318	318	210	210	95	95
Select Shares	1,959	1,959	3,231	3,231	1,842	1,842
Capital Shares	1,419	1,419	540	540	0	0
Cash Management Shares	0	0	0	0	0	0
Premier Shares	0	0	0	0	0	0
Resource Shares	0	0	0	0	0	0
Financial Square Treasury Obligations
Institutional Shares	$1,865,921	$1,865,921	$1,256,890	$1,257,053	$1,389,631	$1,389,631
Administration Shares	210,909	210,909	185,874	185,874	143,185	143,185
Service Shares	108,692	108,692	109,176	109,176	111,167	111,167
Preferred Shares	45,818	45,817	35,661	35,661	16,713	16,713
Select Shares	6,657	6,657	6,471	6,471	10,188	10,188
Capital Shares	44,081	44,081	33,393	33,393	32,327	32,327
Cash Management Shares	2,805	2,805	0	0	8	8
Premier Shares	1,958	1,958	1,631	1,631	528	528
Resource Shares	0	0	133	133	0	0

Financial Square Treasury Instruments
Institutional Shares	$7,730,801	$7,730,801	$5,070,907	$5,071,449	$4,679,696	$4,680,433
Administration Shares	172,159	172,159	215,088	215,088	239,225	239,225
Service Shares	5,757	5,757	10,633	10,633	2,959	2,959
Preferred Shares	12,865	12,865	6,155	6,155	4,493	4,493
Select Shares	8,057,363	8,057,363	29,283	29,283	7,299	7,299
Capital Shares	26,974	26,974	70,498	70,498	66,758	66,758
Cash Management Shares	14,827	14,827	0	0	5	5
Premier Shares	0	0	13,947	13,947	9,516	9,516
Resource Shares	92,778	92,778	644	644	0	0
Financial Square Treasury Solutions
Institutional Shares	$1,119,246	$1,119,246	$777,033	$777,121	$833,163	$833,162
Administration Shares	40,606	40,606	35,787	35,787	27,958	27,958
Service Shares	15,305	15,305	12,096	12,096	14,130	14,130
Preferred Shares	5,384	5,384	3,826	3,826	3,040	3,040
Select Shares	956	956	640	640	827	827
Capital Shares	17,911	17,911	16,849	16,849	18,295	18,295
Cash Management Shares	25,985	25,985	0	0	2,634	2,634
Premier Shares	13,656	13,656	13,797	13,797	4,304	4,304
Resource Shares	0	0	12,337	12,337	0	0
Financial Square Government
Institutional Shares	$14,979,380	$14,979,992	$9,350,346	$9,351,375	$8,343,692	$8,343,692
Administration Shares	565,274	565,274	506,379	506,379	413,977	413,977
Service Shares	80,563	80,563	61,479	61,479	41,398	41,398
Preferred Shares	108,998	108,998	98,043	98,043	77,061	77,061
Select Shares	49,133	49,133	65,198	65,198	221,688	221,688
Capital Shares	154,043	154,043	141,724	141,724	104,296	104,296
Cash Management Shares	16,943	16,943	6,281	6,281	522	522
Premier Shares	18,973	18,973	19,935	19,935	18,916	18,916
Class R6 Shares	577	577	1,496	1,496	550	550
Resource Shares	8,000	8,000	459	459	7,004	7,004
Class A Shares	9,780	9,780	5,649	5,649	2,477	2,477
Class C Shares	34,086	34,086	10,471	10,471	5,993	5,993
Financial Square Federal Instruments
Institutional Shares	$248,850	$248,861	$86,592	$86,601	$52,052	$52,052
Administration Shares	6,157	6,157	5,453	5,453	5,314	5,314
Service Shares	1,036	1,036	1,001	1,001	1,410	1,410
Preferred Shares	1,225	1,225	942	942	80	80
Select Shares	3	3	4	4	4	4
Capital Shares	105	105	122	122	1,341	1,341
Premier Shares	3	3	4	4	4	4
Cash Management Shares	1,238	1,238	4	4	4	4

Investor Money Market
Class I Shares	$162,395	$162,401	$81,362	$81,372	$28,326	$28,326
Administration Shares	3,642	3,642	10,128	10,128	10,474	10,474
Service Shares	4,955	4,955	251	251	2	2
Cash Management Shares	25,525	25,525	0	0	67	67
Resource Shares	1	1	956	956	2	2
Class A Shares	0	0	0	0	267	267
Class C Shares	3,414	3,414	5,803	5,803	4	4
Investor Tax-Exempt Money Market
Class I Shares	$133,960	$151,081	$120,064	$120,077	$104,465	$104,465
Administration Shares	29	29	19	19	281	281
Service Shares	99	99	159	159	89	89
Preferred Shares	42	42	7	7	4	4
Select Shares	0	0	0	0	145	145
Capital Shares	0	0	0	0	0	0
Cash Management Shares	0	0	228	228	4	4
Premier Shares	0	0	0	0	0	0
Resource Shares	269	269	0	0	327	327
Class A Shares	2	2	674	674	360	360
Class C Shares	1,808	1,808	0	0	0	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rate for this period for each Fund was 0.01%. Goldman Sachs anticipates that these waivers will be temporary, and they may be modified or terminated at any time.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rate for this period for each Fund was 0.01%.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rate for this period for each Fund was 0.01%.

The Trust’s distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

Expenses

The Trust, on behalf of each Fund, is responsible for the payment of each Fund’s respective expenses. The expenses include, without limitation, the fees payable to the Investment Adviser, distribution fees payable to Goldman Sachs (as applicable), service fees and administration fees paid to Intermediaries, the fees and expenses of the Trust’s custodian and subcustodians, transfer agent fees and expenses, pricing service fees and expenses, brokerage fees and commissions, filing fees for the registration or qualification of the Trust’s shares under federal or state securities laws, expenses of the organization of the Funds, fees and expenses incurred by the Trust in connection with membership in investment company organizations including, but not limited to, the Investment Company Institute, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs or its affiliates with respect to the Trust), expenses of preparing and setting in type Prospectuses, SAIs, proxy material, reports and notices and the printing and distributing of the same to the Trust’s shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its Distribution and Service Plans, compensation and expenses of its Independent Trustees, the fees and expenses of pricing services, dividend expenses on short sales and extraordinary expenses, if any, incurred by the Trust. Except for fees and expenses under any service plan, shareholder administration plan, administration plan or distribution and service plans applicable to a particular class and transfer agency fees and expenses, all Fund expenses are borne on a non-class specific basis.

The imposition of the Investment Adviser’s fees, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

For the Funds, as of December 29, 2020, the Investment Adviser has agreed to reduce or limit certain “Other Expenses” (excluding acquired fund fees and expenses, administration fees, service fees, service and administration fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annualized basis, 0.014% each Fund’s average daily net assets.

Each arrangement will remain in place through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Advisers at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” or “Total Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Reimbursement and Other Expense Reductions

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the amounts of certain “Other Expenses” of each Fund were reduced or otherwise limited by the Investment Adviser as follows under the expense limitations with the Funds that were then in effect ($ in thousands):

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$195	$43	$246
Financial Square Money Market Fund	0	0	0
Financial Square Treasury Obligations Fund	0	0	0
Financial Square Treasury Instruments Fund	0	0	0
Financial Square Treasury Solutions Fund	0	0	0
Financial Square Government Fund	0	0	0
Financial Square Federal Instruments Fund	340	210	227
Investor Money Market Fund	500	283	335
Investor Tax-Exempt Money Market Fund	272	268	249

Such reductions or limits, if any, are calculated monthly on a cumulative basis during each Fund’s fiscal year and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

Custodian Reimbursements

Each Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in each Fund’s expenses. For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, each Fund’s custody fees were reduced by the following amounts under such arrangements ($ in thousands):

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$0	$0	$2
Financial Square Money Market Fund	0	0	3
Financial Square Treasury Obligations Fund	0	0	271
Financial Square Treasury Instruments Fund	0	0	52
Financial Square Treasury Solutions Fund	0	0	18
Financial Square Government Fund	1	1	1,548
Financial Square Federal Instruments Fund	0	0	1
Investor Money Market Fund	1	0	1
Investor Tax-Exempt Money Market Fund	7	0	13

Fees and expenses borne by the Funds relating to legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the Investment Adviser’s costs of performing certain accounting services not being provided by a Fund’s custodian.

Custodian

BNYM acts as custodian of the Funds’ assets. In that capacity, BNYM maintains the accounting records and calculates the daily NAV per share of the Funds. Its mailing address is One Wall Street, New York, New York 10286.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, MA 02210, is the Funds’ independent registered public accounting firm. In addition to audit services, PricewaterhouseCoopers LLP provides assistance on certain non-audit matters.

POTENTIAL CONFLICTS OF INTEREST

General Categories of Conflicts Associated with the Funds

Goldman Sachs (which, for purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, shall mean, collectively, The Goldman Sachs Group, Inc., the Investment Adviser and their affiliates, directors, partners, trustees, managers, members, officers and employees) is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization and a major participant in global financial markets. As such, it provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. Goldman Sachs acts as broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs advises and deals with clients and third parties in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products, for its own account and for the accounts of clients and of its personnel. In addition, Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets. In certain cases, the Investment Adviser causes the Funds to invest in products and strategies sponsored, managed or advised by Goldman Sachs or in which Goldman Sachs has an interest, either directly or indirectly, or otherwise restricts the Funds from making such investments, as further described herein. In this regard, Goldman Sachs’ activities and dealings with other clients and third parties may affect the Funds in ways that may disadvantage the Funds and/or benefit Goldman Sachs or other Accounts.

In addition, the Investment Adviser’s activities on behalf of certain other entities that are not investment advisory clients of the Investment Adviser create conflicts of interest between such entities, on the one hand, and Accounts (including the Funds), on the other hand, that are the same as or similar to the conflicts that arise between the Funds and other Accounts, as described herein. In managing conflicts of interest that arise as a result of the foregoing, the Investment Adviser generally will be subject to fiduciary requirements. For purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds, and “Accounts” shall mean Goldman Sachs’ own accounts, accounts in which personnel of Goldman Sachs have an interest, accounts of Goldman Sachs’ clients, including separately managed accounts (or separate accounts), and investment vehicles that Goldman Sachs sponsors, manages or advises, including the Funds.

The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Investment Adviser or Goldman Sachs may have now or in the future. Additional information about potential conflicts of interest regarding the Investment Adviser and Goldman Sachs is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

The Sale of Fund Shares and the Allocation of Investment Opportunities

Sales Incentives and Related Conflicts Arising from Goldman Sachs’ Financial and Other Relationships with Intermediaries

Goldman Sachs and its personnel, including employees of the Investment Adviser, receive benefits and earn fees and compensation for services provided to Accounts (including the Funds) and in connection with the distribution of the Funds. Any such fees and compensation are generally paid directly or indirectly out of the fees payable to the Investment Adviser in connection with the management of such Accounts (including the Funds). Moreover, Goldman Sachs and its personnel, including employees of the Investment Adviser, have relationships (both involving and not involving the Funds, and including without limitation placement, brokerage, advisory and board relationships) with distributors, consultants and others who recommend, or engage in transactions with or for, the Funds. Such distributors, consultants and other parties may receive compensation from Goldman Sachs or the Funds in connection with such relationships. As a result of these relationships, distributors, consultants and other parties have conflicts that create incentives for them to promote the Funds.

To the extent permitted by applicable law, Goldman Sachs and the Funds have in the past made, and may in the future make, payments to authorized dealers and other financial intermediaries and to salespersons to promote the Funds. These payments may be made out of Goldman Sachs’ assets or amounts payable to Goldman Sachs. These payments create an incentive for such persons to highlight, feature or recommend the Funds.

Allocation of Investment Opportunities Among the Funds and Other Accounts

The Investment Adviser manages or advises multiple Accounts (including Accounts in which Goldman Sachs and its personnel have an interest) that have investment objectives that are the same or similar to the Funds and that seek to make or sell investments in the same securities or other instruments, sectors or strategies as the Funds. This creates potential conflicts, particularly in circumstances where the availability or liquidity of such investment opportunities is limited (e.g., in local and emerging markets, high yield securities, fixed income securities, regulated industries, small capitalization, direct or indirect investments in private investment funds, investments in master limited partnerships in the oil and gas industry and initial public offerings/new issues).

Accounts (including the Funds) may invest in other Accounts (including the Funds) at or near the establishment of such Accounts, which may facilitate the Accounts achieving a specified size or scale.

The Investment Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Funds, but may simultaneously manage Accounts for which the Investment Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Funds. The simultaneous management of Accounts that pay greater fees or other compensation and the Funds creates a conflict of interest as the Investment Adviser has an incentive to favor Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among Accounts. For instance, the Investment Adviser will be faced with a conflict of interest when allocating scarce investment opportunities given the possibly greater fees from Accounts that pay performance-based fees. To address these types of conflicts, the Investment Adviser has adopted policies and procedures under which it will allocate investment opportunities in a manner that it believes is consistent with its obligations and fiduciary duties as an investment adviser. However, the availability, amount, timing, structuring or terms of an investment available to the Funds differ from, and performance may be lower than, the investments and performance of other Accounts in certain cases.

To address these potential conflicts, the Investment Adviser has developed allocation policies and procedures that provide that the Investment Adviser’s personnel making portfolio decisions for Accounts will make investment decisions for, and allocate investment opportunities among, such Accounts consistent with the Investment Adviser’s fiduciary obligations. These policies and procedures may result in the pro rata allocation (on a basis determined by the Investment Adviser) of limited opportunities across eligible Accounts managed by a particular portfolio management team, but in other cases such allocation may not be pro rata.

Allocation-related decisions for the Funds and other Accounts are made by reference to one or more factors. Factors may include: the Account’s portfolio and its investment horizons and objectives (including with respect to portfolio construction), guidelines and restrictions (including legal and regulatory restrictions affecting certain Accounts or affecting holdings across Accounts); client instructions; strategic fit and other portfolio management considerations, including different desired levels of exposure to certain strategies; the expected future capacity of the Funds and the applicable Accounts; limits on the Investment Adviser’s brokerage discretion; cash and liquidity needs and other considerations; the availability (or lack thereof) of other appropriate or substantially similar investment opportunities; and differences in benchmark factors and hedging strategies among Accounts. Suitability considerations, reputational matters and other considerations may also be considered.

In a case in which one or more Accounts are intended to be the Investment Adviser’s primary investment vehicles focused on, or to receive priority with respect to, a particular trading strategy, other Accounts (including the Funds) may not have access to such strategy or may have more limited access than would otherwise be the case. To the extent that such Accounts are managed by areas of Goldman Sachs other than the Investment Adviser, such Accounts will not be subject to the Investment Adviser’s allocation policies. Investments by such Accounts may reduce or eliminate the availability of investment opportunities to, or otherwise adversely affect, the Fund. Furthermore, in cases in which one or more Accounts are intended to be the Investment Adviser’s primary investment vehicles focused on, or receive priority with respect to, a particular trading strategy or type of investment, such Accounts have specific policies or guidelines with respect to Accounts or other persons receiving the opportunity to invest alongside such Accounts with respect to one or more investments (“Co-Investment Opportunities”). As a result, certain Accounts or other persons will receive allocations to, or rights to invest in, Co-Investment Opportunities that are not available generally to the Funds.

In addition, in some cases the Investment Adviser makes investment recommendations to Accounts that make investment decisions independently of the Investment Adviser. In circumstances in which there is limited availability of an investment opportunity, if such Accounts invest in the investment opportunity at the same time as, or prior to, a Fund, the availability of the investment opportunity for the Fund will be reduced irrespective of the Investment Adviser’s policies regarding allocations of investments.

The Investment Adviser, from time to time, develops and implements new trading strategies or seeks to participate in new trading strategies and investment opportunities. These strategies and opportunities are not employed in all Accounts or employed pro rata among Accounts where they are used, even if the strategy or opportunity is consistent with the objectives of such Accounts. Further, a trading strategy employed for a Fund that is similar to, or the same as, that of another Account may be implemented differently, sometimes to a material extent. For example, a Fund may invest in different securities or other assets, or invest in the same securities and other assets but in different proportions, than another Account with the same or similar trading strategy. The implementation of the Fund’s trading strategy depends on a variety of factors, including the portfolio managers involved in managing the trading strategy for the Account, the time difference associated with the location of different portfolio management teams, and the factors described above and in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management of Advisory Accounts; Allocation of Opportunities”) of the Investment Adviser’s Form ADV.

During periods of unusual market conditions, the Investment Adviser may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only Accounts that are typically managed on a side-by-side basis with levered and/or long-short Accounts.

The Investment Adviser and the Funds may receive notice of, or offers to participate in, investment opportunities from third parties for various reasons. The Investment Adviser in its sole discretion will determine whether a Fund will participate in any such investment opportunities and investors should not expect that the Fund will participate in any such investment opportunities unless the opportunities are received pursuant to contractual requirements, such as preemptive rights or rights offerings, under the terms of the Fund’s investments. Some or all Funds may, from time to time, be offered investment opportunities that are made available through Goldman Sachs businesses outside of the Investment Adviser, including, for example, interests in real estate and other private investments. In this regard, a conflict of interest exists to the extent that Goldman Sachs controls or otherwise influences the terms and pricing of such investments and/or retains other benefits in connection therewith. However, Goldman Sachs businesses outside of the Investment Adviser are under no obligation or other duty to provide investment opportunities to the Funds, and generally are not expected to do so. Further, opportunities sourced within particular portfolio management teams within the Investment Adviser may not be allocated to Accounts (including the Funds) managed by such teams or by other teams. Opportunities not allocated (or not fully allocated) to the Funds or other Accounts managed by the Investment Adviser may be undertaken by Goldman Sachs (including the Investment Adviser), including for Goldman Sachs Accounts, or made available to other Accounts or third parties, and the Funds will not receive any compensation related to such opportunities. Additional information about the Investment Adviser’s allocation policies is set forth in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management of Advisory Accounts; Allocation of Opportunities”) of the Investment Adviser’s Form ADV.

As a result of the various considerations above, there will be cases in which certain Accounts (including Accounts in which Goldman Sachs and personnel of Goldman Sachs have an interest) receive an allocation of an investment opportunity at times that the Funds do not, or when the Funds receive an allocation of such opportunities but on different terms than other Accounts (which may be less favorable). The application of these considerations may cause differences in the performance of different Accounts that employ strategies the same or similar to those of the Funds.

Multiple Accounts (including the Funds) may participate in a particular investment or incur expenses applicable in connection with the operation or management of the Accounts, or otherwise may be subject to costs or expenses that are allocable to more than one Account (which may include, without limitation, research expenses, technology expenses, expenses relating to participation in bondholder groups, restructurings, class actions and other litigation, and insurance premiums). The Investment Adviser may allocate investment-related and other expenses on a pro rata or different basis. Certain Accounts are, by their terms or by determination of the Investment Adviser, on a case-by-case basis, not responsible for their share of such expenses, and, in addition, the Investment Adviser has agreed with certain Accounts to cap the amount of expenses (or the amount of certain types of expenses)

borne by such Accounts, which results in such Accounts not bearing the full share of expenses they would otherwise have borne as described above. As a result, certain Accounts are responsible for bearing a different or greater amount of expenses, while other Accounts do not bear any, or do not bear their full share, of such expenses. The Investment Adviser may bear any such expenses on behalf of certain Accounts and not for others, as it determines in its sole discretion.

Accounts will generally incur expenses with respect to the consideration and pursuit of transactions that are not ultimately consummated (“broken-deal expenses”). Examples of broken-deal expenses include (i) research costs, (ii) fees and expenses of legal, financial, accounting, consulting or other advisers (including the Investment Adviser or its affiliates) in connection with conducting due diligence or otherwise pursuing a particular non-consummated transaction, (iii) fees and expenses in connection with arranging financing for a particular non-consummated transaction, (iv) travel, entertainment and overtime meal and transportation costs, (v) deposits or down payments that are forfeited in connection with, or amounts paid as a penalty for, a particular non-consummated transaction and (vi) other expenses incurred in connection with activities related to a particular non-consummated transaction.

The Investment Adviser has adopted a policy relating to the allocation of broken-deal expenses among Accounts (including the Funds) and other potential investors. Pursuant to the policy, broken-deal expenses generally will be allocated among Accounts in the manner that the Investment Adviser determines to be fair and equitable, which will be pro rata or on a different basis.

Goldman Sachs’ Financial and Other Interests May Incentivize Goldman Sachs to Promote the Sale of Fund Shares

Goldman Sachs and its personnel have interests in promoting sales of Fund shares, and the compensation from such sales may be greater than the compensation relating to sales of interests in other Accounts. Therefore, Goldman Sachs and its personnel may have a financial interest in promoting Fund shares over interests in other Accounts.

Management of the Funds by the Investment Adviser

Considerations Relating to Information Held by Goldman Sachs

Goldman Sachs has established certain information barriers and other policies to address the sharing of information between different businesses within Goldman Sachs. As a result of information barriers, the Investment Adviser generally will not have access, or will have limited access, to certain information and personnel in other areas of Goldman Sachs relating to business transactions for clients (including transactions in investing, banking, prime brokerage and certain other areas), and generally will not manage the Funds with the benefit of information held by such other areas. Goldman Sachs, due to its access to and knowledge of funds, markets and securities based on its prime brokerage and other businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Funds, and will not have any obligation or other duty to share information with the Investment Adviser.

In limited circumstances, however, including for purposes of managing business and reputational risk, and subject to policies and procedures, personnel on one side of an information barrier may have access to information and personnel on the other side of the information barrier through “wall crossings.” The Investment Adviser faces conflicts of interest in determining whether to engage in such wall crossings. Information obtained in connection with such wall crossings may limit or restrict the ability of the Investment Adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the Investment Adviser may otherwise have purchased or sold for an Account in the absence of a wall crossing). In managing conflicts of interest that arise as a result of the foregoing, the Investment Adviser generally will be subject to fiduciary requirements. Information barriers also exist between certain businesses within the Investment Adviser, and the conflicts described herein with respect to information barriers and otherwise with respect to Goldman Sachs and the Investment Adviser will also apply to the businesses within the Investment Adviser. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the Investment Adviser, the Investment Adviser limits an activity or transaction for a Fund, including if the Fund is managed by a portfolio management team other than the team holding such information.

In addition, regardless of the existence of information barriers, Goldman Sachs will not have any obligation or other duty to make available for the benefit of the Funds any information regarding Goldman Sachs’ trading activities, strategies or views, or the activities, strategies or views used for other Accounts. Furthermore, to the extent that the Investment Adviser has access to fundamental analysis and proprietary technical models or other information developed by Goldman Sachs and its personnel, or other parts of the Investment Adviser, the Investment Adviser will not be under any obligation or other duty to effect transactions on behalf of Accounts

(including the Funds) in accordance with such analysis and models. In the event Goldman Sachs elects not to share certain information with the Investment Adviser or personnel involved in decision-making for Accounts (including the Funds), the Funds may make investment decisions that differ from those they would have made if Goldman Sachs had provided such information, which may be disadvantageous to the Funds.

Different areas of the Investment Adviser and Goldman Sachs take views, and make decisions or recommendations, that are different than other areas of the Investment Adviser and Goldman Sachs. Different portfolio management teams within the Investment Adviser make decisions based on information or take (or refrain from taking) actions with respect to Accounts they advise in a manner different than or adverse to the Funds. Such teams may not share information with the Funds’ portfolio management teams, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.

Goldman Sachs operates a business known as Goldman Sachs Securities Services (“GSS”), which provides prime brokerage, administrative and other services to clients which may involve investment funds (including pooled investment vehicles and private funds) in which one or more Accounts invest (“Underlying Funds”) or markets and securities in which Accounts invest. GSS and other parts of Goldman Sachs have broad access to information regarding the current status of certain markets, investments and funds and detailed information about fund operators that is not available to the Investment Adviser. In addition, Goldman Sachs may act as a prime broker to one or more Underlying Funds, in which case Goldman Sachs will have information concerning the investments and transactions of such Underlying Funds that is not available to the Investment Adviser. As a result of these and other activities, parts of Goldman Sachs may be in possession of information in respect of markets, investments, investment advisers that are affiliated or unaffiliated with Goldman Sachs and Underlying Funds, which, if known to the Investment Adviser, might cause the Investment Adviser to seek to dispose of, retain or increase interests in investments held by Accounts or acquire certain positions on behalf of Accounts, or take other actions. Goldman Sachs will be under no obligation or other duty to make any such information available to the Investment Adviser or personnel involved in decision-making for Accounts (including the Funds).

Valuation of the Funds’ Investments

The Investment Adviser, while not the primary valuation agent of the Funds, performs certain valuation services related to securities and assets held in the Funds. The Investment Adviser performs such valuation services in accordance with its valuation policies. The Investment Adviser may value an identical asset differently than another division or unit within Goldman Sachs values the asset, including because such other division or unit has information or uses valuation techniques and models that it does not share with, or that are different than those of, the Investment Adviser. This is particularly the case in respect of difficult-to-value assets. The Investment Adviser may also value an identical asset differently in different Accounts, including because different Accounts are subject to different valuation guidelines pursuant to their respective governing agreements (e.g., in connection with certain regulatory restrictions applicable to different Accounts). Differences in valuation may also exist because different third-party vendors are hired to perform valuation functions for the Accounts, the Accounts are managed or advised by different portfolio management teams within the Investment Adviser that employ different valuation policies or procedures, or otherwise. The Investment Adviser will face a conflict with respect to valuations generally because of their effect on the Investment Adviser’s fees and other compensation. Furthermore, the application of particular valuation policies with respect to the Funds will, under certain circumstances, result in improved performance of the Funds.

Goldman Sachs’ and the Investment Adviser’s Activities on Behalf of Other Accounts

The Investment Adviser provides advisory services to the Funds. Goldman Sachs (including the Investment Adviser), the clients it advises, and its personnel have interests in and advise Accounts that have investment objectives or portfolios similar to, related to or opposed to those of the Funds. Goldman Sachs may receive greater fees or other compensation (including performance-based fees) from such Accounts than it does from the Funds, in which case Goldman Sachs is incentivized to favor such Accounts. In addition, Goldman Sachs (including the Investment Adviser), the clients it advises, and its personnel may engage (or consider engaging) in commercial arrangements or transactions with Accounts, and/or may compete for commercial arrangements or transactions in the same types of companies, assets securities and other instruments, as the Funds. Such arrangements, transactions or investments may adversely affect such Funds by, for example, limiting their ability to engage in such activity or affecting the pricing or terms of such arrangements, transactions or investments. Moreover, a particular Fund on the one hand, and Goldman Sachs or other Accounts, on the other hand, may vote differently on or take or refrain from taking different actions with respect to the same security, which may be disadvantageous to the Fund. Additionally, as described below, the Investment Adviser faces conflicts of interest arising out of Goldman Sachs’ relationships and business dealings in connection with decisions to take or refrain from taking certain actions on behalf of Accounts when doing so would be adverse to Goldman Sachs’ relationships or other business dealings with such parties.

Transactions by, advice to and activities of Accounts (including with respect to investment decisions, voting and the enforcement of rights) may involve the same or related companies, securities or other assets or instruments as those in which the Funds invest, and such Accounts may engage in a strategy while a Fund is undertaking the same or a differing strategy, any of which could directly or indirectly disadvantage the Fund (including its ability to engage in a transaction or other activities).

For example, Goldman Sachs may be engaged to provide advice to an Account that is considering entering into a transaction with a Fund, and Goldman Sachs may advise the Account not to pursue the transaction with the Fund, or otherwise in connection with a potential transaction provide advice to the Account that would be adverse to the Fund. Additionally, a Fund may buy a security and an Account may establish a short position in that same security or in similar securities. This short position may result in the impairment of the price of the security that the Fund holds or may be designed to profit from a decline in the price of the security. A Fund could similarly be adversely impacted if it establishes a short position, following which an Account takes a long position in the same security or in similar securities. In addition, Goldman Sachs (including the Investment Adviser) may make filings in connection with a shareholder class action lawsuit or similar matter involving a particular security on behalf of an Account (including a Fund), but not on behalf of a different Account (including a Fund) that holds or held the same security, or that is invested in or has extended credit to different parts of the capital structure of the same issuer. Accounts may also have different rights in respect of an investment with the same issuer, or invest in different classes of the same issuer that have different rights, including, without limitation, with respect to liquidity. The determination to exercise such rights by the Investment Adviser on behalf of such other Accounts may have an adverse effect on the Funds.

The Funds are expected to transact with a variety of counterparties. Some of these counterparties will also engage in transactions with other Accounts managed by the Investment Adviser or another Goldman Sachs entity. For example, a Fund may directly or indirectly purchase assets from a counterparty at the same time the counterparty (or an affiliate thereof) is also negotiating to purchase different assets from another Account. This creates potential conflicts of interest, particularly with respect to the terms and purchase prices of the sales. For example, Goldman Sachs may receive fees or other compensation in connection with the sale of assets by an Account, which creates an incentive to negotiate a higher purchase price for those assets in a transaction where the Fund is a purchaser. To address these potential conflicts the Investment Adviser implements in such situations policies and procedures to ensure that any transaction is consistent with the Investment Adviser’s fiduciary obligations.

Shareholders may be offered access to advisory services through several different Goldman Sachs businesses (including through Goldman Sachs & Co. LLC and the Investment Adviser). Different advisory businesses within Goldman Sachs manage Accounts according to different strategies and may also apply different criteria to the same or similar strategies and may have differing investment views in respect of an issuer or a security or other investment. Similarly, within the Investment Adviser, certain investment teams or portfolio managers may have differing or opposite investment views in respect of an issuer or a security, and the positions a Fund’s investment team or portfolio managers take in respect of the Fund may be inconsistent with, or adversely affected by, the interests and activities of the Accounts advised by other investment teams or portfolio managers of the Investment Adviser. Research, analyses or viewpoints may be available to clients or potential clients at different times. Goldman Sachs will not have any obligation or other duty to make available to the Funds any research or analysis at any particular time or prior to its public dissemination. The Investment Adviser is responsible for making investment decisions on behalf of the Funds, and such investment decisions can differ from investment decisions or recommendations by Goldman Sachs on behalf of other Accounts. The timing of transactions entered into or recommended by Goldman Sachs, on behalf of itself or its clients, including the Funds, may negatively impact the Funds or benefit certain other Accounts. For example, if Goldman Sachs, on behalf of one or more Accounts, implements an investment decision or strategy ahead of, or contemporaneously with, or behind similar investment decisions or strategies made for the Funds (whether or not the investment decisions emanate from the same research analysis or other information), it could result, due to market impact or other factors, in liquidity constraints or in certain Funds receiving less favorable investment or trading results or incurring increased costs. Similarly, Goldman Sachs may implement an investment decision or strategy that results in a purchase (or sale) of a security for one Fund that may increase the value of such security already held by another Account (or decrease the value of such security that such other Account intends to purchase), thereby benefitting such other Account.

Subject to applicable law, the Investment Adviser may cause the Funds to invest in securities, bank loans or other obligations of companies affiliated with or advised by Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in other Accounts being relieved of obligations or otherwise divested of investments, which may enhance the profitability of Goldman Sachs’ or other Accounts’ investment in and activities with respect to such companies. The Investment Adviser, in its discretion and in certain circumstances, recommends that certain Funds have ongoing business dealings, arrangements or agreements with persons who are (i) former employees of Goldman Sachs, (ii) affiliates or other portfolio companies of Goldman Sachs or other Accounts, (iii) Goldman Sachs’ employees’ family members and/or relatives and/or certain of their portfolio companies or (iv) persons otherwise associated with an investor in an Account or a portfolio company or service provider of Goldman Sachs or an Account. The Funds may bear, directly or indirectly, the costs of such dealings, arrangements or agreements. These recommendations, and recommendations relating to continuing any such dealings, arrangements or agreements, pose conflicts of interest and may be based on differing incentives due to Goldman Sachs’ relationships with such persons. In particular, when acting on behalf of, and making decisions for, Accounts, the Investment Adviser may take into account Goldman Sachs’ interests in maintaining its relationships and business dealings with such persons. As a result, the Investment Adviser faces conflicts of interest arising out of Goldman Sachs’ relationships and business dealings in connection with decisions to take or refrain from taking certain actions on behalf of Accounts when doing so would be adverse to Goldman Sachs’ relationships or other business dealings with such parties.

When the Investment Adviser wishes to place an order for different types of Accounts (including the Funds) for which aggregation is not practicable, the Investment Adviser may use a trade sequencing and rotation policy to determine which type of Account is to be traded first. Under this policy, each portfolio management team may determine the length of its trade rotation period and the sequencing schedule for different categories of clients within this period provided that the trading periods and these sequencing schedules are designed to be reasonable. Within a given trading period, the sequencing schedule establishes when and how frequently a given client category will trade first in the order of rotation. The Investment Adviser may deviate from the predetermined sequencing schedule under certain circumstances, and the Investment Adviser’s trade sequencing and rotation policy may be amended, modified or supplemented at any time without prior notice to clients.

Potential Conflicts Relating to Follow-On Investments

From time to time, the Investment Adviser provides opportunities to Accounts (including potentially the Funds) to make investments in companies in which certain Accounts have already invested. Such follow-on investments can create conflicts of interest, such as the determination of the terms of the new investment and the allocation of such opportunities among Accounts (including the Funds). Follow-on investment opportunities may be available to the Funds notwithstanding that the Funds have no existing investment in the issuer, resulting in the assets of the Funds potentially providing value to, or otherwise supporting the investments of, other Accounts. Accounts (including the Funds) may also participate in releveraging, recapitalization, and similar transactions involving companies in which other Accounts have invested or will invest. Conflicts of interest in these and other transactions arise between Accounts (including the Funds) with existing investments in a company and Accounts making subsequent investments in the company, which may have opposing interests regarding pricing and other terms. The subsequent investments may dilute or otherwise adversely affect the interests of the previously-invested Accounts (including the Funds).

Diverse Interests of Shareholders

The various types of investors in and beneficiaries of the Funds, including to the extent applicable the Investment Adviser and its affiliates, may have conflicting investment, tax and other interests with respect to their interests in the Funds. When considering a potential investment for a Fund, the Investment Adviser will generally consider the investment objectives of the Fund, not the investment objectives of any particular investor or beneficiary. The Investment Adviser makes decisions, including with respect to tax matters, from time to time that may be more beneficial to one type of investor or beneficiary than another, or to the Investment Adviser and its affiliates than to investors or beneficiaries unaffiliated with the Investment Adviser. In addition, Goldman Sachs faces certain tax risks based on positions taken by the Funds, including as a withholding agent. Goldman Sachs reserves the right on behalf of itself and its affiliates to take actions adverse to the Funds or other Accounts in these circumstances, including withholding amounts to cover actual or potential tax liabilities.

Selection of Service Providers

The Funds expect to engage service providers (including attorneys and consultants) that in certain cases also provide services to Goldman Sachs and other Accounts. In addition, certain service providers to the Investment Adviser or Funds are also portfolio companies or other affiliates of the Investment Adviser or other Accounts (for example, a portfolio company of an Account may retain a portfolio company of another Account). To the extent it is involved in such selection, the Investment Adviser intends to select these service providers based on a number of factors, including expertise and experience, knowledge of related or similar products, quality of service, reputation in the marketplace, relationships with the Investment Adviser, Goldman Sachs or others, and price. These service providers may have business, financial, or other relationships with Goldman Sachs (including its personnel), which may influence the Investment Adviser’s selection of these service providers for the Funds. In such circumstances, there is a conflict of interest between Goldman Sachs (acting on behalf of the Funds) and the Funds or between Funds if the Funds determine not to engage or continue to engage these service providers.

The Investment Adviser may, in its sole discretion, determine to provide, or engage or recommend an affiliate of the Investment Adviser to provide, certain services to the Funds, instead of engaging or recommending one or more third parties to provide such services. Subject to the governance requirements of a particular Fund and applicable law, the Investment Adviser or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, the Investment Adviser faces a conflict of interest when selecting or recommending service providers for the Funds. Notwithstanding the foregoing, the selection or recommendation of service providers for the Funds will be conducted in accordance with the Investment Adviser’s fiduciary obligations to the Funds. The service providers selected or recommended by the Investment Adviser may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a Fund, on the one hand, may be more or less favorable than the rates paid by Goldman Sachs, including the Investment Adviser, on the other hand. In addition, the rates paid by the Investment Adviser or the Funds, on the one hand, may be more or less favorable than the rates paid by other parts of Goldman Sachs or Accounts managed by other parts of Goldman Sachs, on the other hand. Goldman Sachs (including the Investment Adviser), its personnel, and/or Accounts may hold investments in companies that provide services to entities in which the Funds invest generally, and, subject to applicable law, the Investment Adviser may refer or introduce such companies’ services to entities that have issued securities held by the Funds.

Investments in Goldman Sachs Funds

To the extent permitted by applicable law, the Funds will, from time to time invest in money market and/or other funds sponsored, managed or advised by Goldman Sachs. In connection with any such investments, a Fund, to the extent permitted by the Act, will pay all advisory, administrative or Rule 12b-1 fees applicable to the investment. To the extent consistent with applicable law, certain Funds that invest in other funds sponsored, managed or advised by Goldman Sachs pay advisory fees to the Investment Adviser that are not reduced by any fees payable by such other funds to Goldman Sachs as manager of such other funds (i.e., there will be “double fees” involved in making any such investment, which would not arise in connection with the direct allocation of assets by investors in the Funds to such other funds). In such circumstances, as well as in all other circumstances in which Goldman Sachs receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to the Funds will be required.

Goldman Sachs May In-Source or Outsource

Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Distributions of Assets Other Than Cash

With respect to redemptions from the Funds, the Funds will, in certain circumstances, have discretion to decide whether to permit or limit redemptions and whether to make distributions in connection with redemptions in the form of securities or other assets, and in such case, the composition of such distributions. In making such decisions, the Investment Adviser will sometimes have a potentially conflicting division of loyalties and responsibilities to redeeming investors and remaining investors.

Goldman Sachs Will Act in a Capacity Other Than Investment Adviser to the Funds

Investments in and Advice Regarding Different Parts of an Issuer’s Capital Structure

In some cases, Goldman Sachs (including the Investment Adviser) or Accounts, on the one hand, and the Funds, on the other hand, invest in or extend credit to different parts of the capital structure of a single issuer. As a result, Goldman Sachs (including the Investment Adviser) or Accounts may take actions that adversely affect the Funds. In addition, in some cases, Goldman Sachs (including the Investment Adviser) advises Accounts with respect to different parts of the capital structure of the same issuer, or classes of securities that are subordinate or senior to securities, in which the Funds invest. Goldman Sachs (including the Investment Adviser) may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of itself or other Accounts with respect to an issuer in which the Funds have invested, and such actions (or refraining from action) may have a material adverse effect on the Funds.

For example, in the event that Goldman Sachs (including the Investment Adviser) or an Account holds loans, securities or other positions in the capital structure of an issuer that ranks senior in preference to the holdings of a Fund in the same issuer, and the issuer experiences financial or operational challenges, Goldman Sachs (including the Investment Adviser), acting on behalf of itself or the Account, may seek a liquidation, reorganization or restructuring of the issuer, or terms in connection with the foregoing, that may have an adverse effect on or otherwise conflict with the interests of the Fund’s holdings in the issuer. In connection with any such liquidation, reorganization or restructuring, the Fund’s holdings in the issuer may be extinguished or substantially diluted, while Goldman Sachs (including the Investment Adviser) or another Account may receive a recovery of some or all of the amounts due to them. In addition, in connection with any lending arrangements involving the issuer in which Goldman Sachs (including the Investment Adviser) or an Account participates, Goldman Sachs (including the Investment Adviser) or the Account may seek to exercise its rights under the applicable loan agreement or other document, which may be detrimental to the Fund. In situations in which Goldman Sachs (including the Investment Adviser) holds positions in multiple parts of the capital structure of an issuer across Accounts (including the Funds), the Investment Adviser may not pursue actions or remedies that may be available to the Fund, as a result of legal and regulatory requirements or otherwise.

These potential issues are examples of conflicts that Goldman Sachs (including the Investment Adviser) will face in situations in which the Funds, and Goldman Sachs (including the Investment Adviser) or other Accounts, invest in or extend credit to different parts of the capital structure of a single issuer. Goldman Sachs (including the Investment Adviser) addresses these issues based on the circumstances of particular situations. For example, Goldman Sachs (including the Investment Adviser) may determine to rely on information barriers between different Goldman Sachs (including the Investment Adviser) business units or portfolio management teams. Goldman Sachs (including the Investment Adviser) may determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.

As a result of the various conflicts and related issues described above and the fact that conflicts will not necessarily be resolved in favor of the interests of the Funds, the Funds could sustain losses during periods in which Goldman Sachs (including the Investment Adviser) and other Accounts (including Accounts sponsored, managed or advised by the Investment Adviser) achieve profits generally or with respect to particular holdings in the same issuer, or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed. The negative effects described above may be more pronounced in connection with transactions in, or the Funds’ use of, small capitalization, emerging market, distressed or less liquid strategies.

Principal and Cross Transactions

When permitted by applicable law and the Investment Adviser’s policies, the Investment Adviser, acting on behalf of certain Funds (for example, those employing taxable fixed income, municipal bond fixed income and structured investment strategies), may enter into transactions in securities and other instruments with or through Goldman Sachs or in Accounts managed by the Investment Adviser or its affiliates, and may (but is under no obligation or other duty to) cause the Funds to engage in transactions in which the Investment Adviser acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Funds on one side of a transaction and a brokerage account on the other side of the transaction (agency cross transactions). There are potential conflicts of interest, regulatory issues or restrictions contained in the Investment Adviser’s internal policies relating to these transactions which could limit the Investment Adviser’s determination to engage in these transactions for Accounts (including the Funds). In certain circumstances such as when Goldman Sachs is the only or one of a few participants in a particular market or is one of the largest such participants, such limitations may eliminate or reduce the availability of certain investment opportunities to Accounts (including the Funds) or impact the price or terms on which transactions relating to such investment opportunities may be effected.

Goldman Sachs will have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions. The Investment Adviser has developed policies and procedures in relation to such transactions and conflicts. Cross transactions may disproportionately benefit some Accounts relative to other Accounts, including the Funds, due to the relative amount of market savings obtained by the Accounts, and cross transactions may be effected at different prices for different Accounts due to differing legal and/or regulatory requirements applicable to such Accounts. Principal, cross or agency cross transactions will be effected in accordance with fiduciary requirements and applicable law (which may include disclosure and consent).

Goldman Sachs Acting in Multiple Commercial Capacities

To the extent permitted by applicable law, an issuer in which a Fund has an interest may hire Goldman Sachs to provide underwriting, merger advisory, other financial advisory, placement agency, foreign currency hedging, research, asset management services, brokerage services or other services to the issuer. Furthermore, Goldman Sachs may sponsor, manage, advise or provide services to affiliated Underlying Funds (or their personnel) in which the Funds invest. Goldman Sachs may be entitled to compensation in connection with the provision of such services, and the Funds will not be entitled to any such compensation. Goldman Sachs will have an interest in obtaining fees and other compensation in connection with such services that are favorable to Goldman Sachs, and in connection with providing such services takes commercial steps in its own interest, or advises the parties to which it is providing services, or takes other actions. Such actions may benefit Goldman Sachs. For example, Goldman Sachs may require repayment of all or part of a loan from a company in which an Account (including a Fund) holds an interest, which could cause the company to default or be required to liquidate its assets more rapidly, which could adversely affect the value of the company and the value of the Funds invested therein. Goldman Sachs may also advise such a company to make changes to its capital structure the result of which would be a reduction in the value or priority of a security held (directly or indirectly) by one or more Funds. In addition, underwriters, placement agents or managers of initial public offerings, including Goldman Sachs, may require the Funds who hold privately placed securities of a company to execute a lock-up agreement prior to such company’s initial public offering restricting the resale of the securities for a period of time before and following the IPO. As a result, the Investment Adviser may be restricted from selling the securities in such Funds at a more favorable price. Actions taken or advised to be taken by Goldman Sachs in connection with other types of transactions may also result in adverse consequences for the Funds. Goldman Sachs faces conflicts of interest in providing and selecting services for the Funds because Goldman Sachs provides many services and has many commercial relationships with companies and affiliated and unaffiliated Underlying Funds (or their applicable personnel). Providing services to the Funds and companies (or their personnel) in which the Funds invest enhances Goldman Sachs’ relationships with various parties, facilitates additional business development and enables Goldman Sachs to obtain additional business and/or generate additional revenue. The Funds will not be entitled to compensation related to any such benefit to businesses of Goldman Sachs. In addition, such relationships may adversely impact the Funds, including, for example, by restricting potential investment opportunities, as described below, incentivizing the Investment Adviser to take or refrain from taking certain actions on behalf of the Funds when doing so would be adverse to such business relationships, and/or influencing the Investment Adviser’s selection or recommendation of certain investment products and/or strategies over others.

Goldman Sachs’ activities on behalf of its clients may also restrict investment opportunities generally that may be available to the Funds. For example, Goldman Sachs is often engaged by companies as a financial advisor, or to provide financing or other services, in connection with commercial transactions that may be potential investment opportunities for the Funds. There may be circumstances in which the Funds are precluded from participating in such transactions as a result of Goldman Sachs’ engagement by such companies. Goldman Sachs reserves the right to act for these companies in such circumstances, notwithstanding the potential adverse effect on the Funds. Goldman Sachs (including the Investment Adviser) also represents creditor or debtor companies in proceedings under Chapter 11 of the U.S. Bankruptcy Code (and equivalent non-U.S. bankruptcy laws) or prior to these filings. From time to time, Goldman Sachs (including the Investment Adviser) serves on creditor or equity committees. These actions, for which Goldman Sachs may be compensated, may limit or preclude the flexibility that the Funds may otherwise have to buy or sell securities issued by those companies, as well as certain other assets. Please also see “—Management of the Funds by the Investment Adviser—Considerations Relating to Information Held by Goldman Sachs” above and “—Potential Limitations and Restrictions on Investment Opportunities and Activities of Goldman Sachs and the Funds” below.

Subject to applicable law, the Investment Adviser may cause the Funds to invest in securities, bank loans or other obligations of companies affiliated with or advised by Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in Goldman Sachs or other Accounts being relieved of obligations or otherwise divested of investments. For example, subject to applicable law a Fund may acquire securities or indebtedness of a company affiliated with Goldman Sachs directly or indirectly through syndicate or secondary market purchases, or may make a loan to, or purchase securities from, a company that uses the proceeds to repay loans made by Goldman Sachs. These activities by a Fund may enhance the profitability of Goldman Sachs or other Accounts with respect to their investment in and activities relating to such companies. The Fund will not be entitled to compensation as a result of this enhanced profitability.

To the extent permitted by applicable law, Goldman Sachs (including the Investment Adviser) creates, writes, sells, issues, invests in or acts as placement agent or distributor of derivative instruments related to the Funds, or with respect to underlying securities or assets of the Funds, or which may be otherwise based on or seek to replicate or hedge the performance of the Funds. Such derivative transactions, and any associated hedging activity, may differ from and be adverse to the interests of the Funds.

Goldman Sachs may make loans to, or enter into margin, asset-based or other credit facilities or similar transactions with, clients, companies or individuals that may (or may not) be secured by publicly or privately held securities or other assets, including a client’s Fund shares as described above. Some of these borrowers are public or private companies, or founders, officers or shareholders in companies in which the Funds (directly or indirectly) invest, and such loans may be secured by securities of such companies, which may be the same as, pari passu with, or more senior or junior to, interests held (directly or indirectly) by the Funds. In connection with its rights as lender, Goldman Sachs may act to protect its own commercial interest and may take actions that adversely affect the borrower, including by liquidating or causing the liquidation of securities on behalf of a borrower or foreclosing and liquidating such securities in Goldman Sachs’ own name. Such actions may adversely affect the Funds (e.g., if a large position in a security is liquidated, among the other potential adverse consequences, the value of such security may decline rapidly and the Funds may in turn decline in value or may be unable to liquidate their positions in such security at an advantageous price or at all). In addition, Goldman Sachs may make loans to shareholders or enter into similar transactions that are secured by a pledge of, or mortgage over, a shareholder’s Fund shares, which would provide Goldman Sachs with the right to redeem Fund shares in the event that such shareholder defaults on its obligations. These transactions and related redemptions may be significant and may be made without notice to the shareholders.

Code of Ethics and Personal Trading

Each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and Distributor, has adopted a Code of Ethics (the “Code of Ethics”) in compliance with Section 17(j) of the Act designed to provide that personnel of the Investment Adviser, and certain additional Goldman Sachs personnel who support the Investment Adviser, comply with applicable federal securities laws and place the interests of clients first in conducting personal securities transactions. The Code of Ethics imposes certain restrictions on securities transactions in the personal accounts of covered persons to help avoid conflicts of interest. Subject to the limitations of the Code of Ethics, covered persons may buy and sell securities or other investments for their personal accounts, including investments in the Funds, and may also take positions that are the same as, different from, or made at different times than, positions taken (directly or indirectly) by the Funds. The Codes of Ethics are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by electronic request to publicinfo@sec.gov. Additionally, all Goldman Sachs personnel, including personnel of the Investment Adviser, are subject to firm-wide policies and procedures regarding confidential and proprietary information, information barriers, private investments, outside business activities and personal trading.

Proxy Voting by the Investment Adviser

The Investment Adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the Investment Adviser in respect of securities held by the Funds may benefit the interests of Goldman Sachs and/or Accounts other than the Funds. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “PROXY VOTING.”

Potential Limitations and Restrictions on Investment Opportunities and Activities of Goldman Sachs and the Funds

The Investment Adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including as a result of applicable regulatory requirements, information held by the Investment Adviser or Goldman Sachs, Goldman Sachs’ roles in connection with other clients and in the capital markets (including in connection with advice it may give to such clients or commercial arrangements or transactions that may be undertaken by such clients or by Goldman Sachs), Goldman Sachs’ internal policies and/or potential reputational risk in connection with Accounts (including the Funds). The Investment Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, one or more Funds due to Goldman Sachs’ activities outside the Funds (e.g., the Investment Adviser may refrain from making investments for the Funds that would cause Goldman Sachs to exceed position limits or cause Goldman Sachs to have additional disclosure obligations and may limit purchases or sales of securities in respect of which Goldman Sachs is engaged in an underwriting or other distribution) and regulatory requirements, policies and reputational risk assessments.

In addition, in certain circumstances, the Investment Adviser restricts, limits or reduces the amount of a Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Goldman Sachs and other Accounts) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests. For example, such limitations may exist if a position or transaction could require a filing or license or other regulatory or corporate consent, which could, among other things, result in additional costs and disclosure obligations for, or impose regulatory restrictions on, Goldman Sachs, including the Investment Adviser, or on other Accounts, or where exceeding a threshold is prohibited or may result in regulatory or other restrictions. In certain cases, restrictions and limitations will be applied to avoid approaching such threshold. Circumstances in which such restrictions or limitations may arise include, without limitation: (i) a prohibition against owning more than a certain percentage of an issuer’s securities; (ii) a “poison pill” that could have a dilutive impact on the holdings of the Fund should a threshold be exceeded; (iii) provisions that would cause Goldman Sachs to be considered an “interested stockholder” of an issuer; (iv) provisions that may cause Goldman Sachs to be considered an “affiliate” or “control person” of the issuer; and (v) the imposition by an issuer (through charter amendment, contract or otherwise) or governmental, regulatory or self-regulatory organization (through law, rule, regulation, interpretation or other guidance) of other restrictions or limitations. In addition, due to regulatory restrictions, certain Accounts are prohibited from, or are subject to certain restrictions when, trading with or through Goldman Sachs, engaging Goldman Sachs as a service provider or purchasing investments issued or managed by Goldman Sachs.

When faced with the foregoing limitations, Goldman Sachs will generally avoid exceeding the threshold because exceeding the threshold could have an adverse impact on the ability of the Investment Adviser or Goldman Sachs to conduct its business activities. The Investment Adviser may also reduce a Fund’s interest in, or restrict a Fund from participating in, an investment opportunity that has limited availability or where Goldman Sachs has determined to cap its aggregate investment in consideration of certain regulatory or other requirements so that other Accounts that pursue similar investment strategies may be able to acquire an interest in the investment opportunity. The Investment Adviser may determine not to engage in certain transactions or activities which may be beneficial to the Funds because engaging in such transactions or activities in compliance with applicable law would result in significant cost to, or administrative burden on, the Investment Adviser or create the potential risk of trade or other errors.

The Investment Adviser generally is not permitted to use material non-public information in effecting purchases and sales in transactions for the Funds that involve public securities. The Investment Adviser may limit an activity or transaction (such as a purchase or sale transaction) which might otherwise be engaged in by the Funds, including as a result of information held by Goldman Sachs (including the Investment Adviser or its personnel). For example, directors, officers and employees of Goldman Sachs may take seats on the boards of directors of, or have board of directors observer rights with respect to, companies in which Goldman Sachs invests on behalf of the Funds. To the extent a director, officer or employee of Goldman Sachs were to take a seat on the board of directors of, or have board of directors observer rights with respect to, a public company, the Investment Adviser (or certain of its investment teams) may be limited and/or restricted in its or their ability to trade in the securities of the company. In addition, any such director, officer or employee of Goldman Sachs that is a member of the board of directors of a portfolio company may have duties in his or her capacity as a director that conflict with the Investment Adviser’s duties to Accounts, and may act in a manner that disadvantages or otherwise harms a Fund and/or Goldman Sachs. In the event the Investment Adviser declines access to, or otherwise does not receive, material non-public information regarding an issuer, the Investment Adviser may base investment decisions with respect to securities of such issuer solely on public information, thereby limiting the amount of information available to the Investment Adviser in connection with such investment decisions.

Different areas of Goldman Sachs may come into possession of material non-public information regarding an issuer of securities held by an Underlying Fund in which an Account invests. In the absence of information barriers between such different areas of Goldman Sachs or under certain other circumstances, the Account may be prohibited, including by internal policies, from trading such security or redeeming from such Underlying Fund during the period such material non-public information is held by such other part of Goldman Sachs, which period may be substantial. As a result, the Account may not be permitted to redeem from an Underlying Fund in whole or in part during periods when it otherwise would have been able to do so, which could adversely affect the Account. Other investors in the Underlying Fund that are not subject to such restrictions may be able to redeem from the Underlying Fund during such periods.

In addition, the Investment Adviser’s clients may partially or fully fund a new Account with in-kind securities in which the Investment Adviser may be restricted. In such circumstances, the Investment Adviser will sell any such securities at the next available trading window, subject to operational and technological limitations (unless such securities are subject to another express arrangement). As a result, such Accounts may be required to dispose of investments at an earlier or later date and/or at a less favorable price than would otherwise have been the case had the Investment Adviser not been so restricted. Accounts will be responsible for all tax liabilities that result from any such sale transactions.

The Investment Adviser operates a program reasonably designed to ensure compliance generally with economic and trade sanctions-related obligations applicable directly to its activities (although such obligations are not necessarily the same obligations that the Funds may be subject to). Such economic and trade sanctions may prohibit, among other things, transactions with and the provision of services to, directly or indirectly, certain countries, territories, entities and individuals. These economic and trade sanctions, and the application by the Investment Adviser of its compliance program in respect thereof, may restrict or limit the Funds’ investment activities.

The Investment Adviser may determine to limit or not engage at all in transactions and activities on behalf of the Funds for reputational or other reasons. Examples of when such determinations may be made include, but are not limited to, where Goldman Sachs is providing (or may provide) advice or services to an entity involved in such activity or transaction, where Goldman Sachs or an Account is or may be engaged in the same or a related activity or transaction to that being considered on behalf of the Funds, where Goldman Sachs or an Account has an interest in an entity involved in such activity or transaction, where there are political, public relations, or other reputational considerations relating to counterparties or other participants in such activity or transaction or where such activity or transaction on behalf of or in respect of the Funds could affect in tangible or intangible ways Goldman Sachs, the Investment Adviser, an Account or their activities.

In order to engage in certain transactions on behalf of a Fund, the Investment Adviser will also be subject to (or cause the Fund to become subject to) the rules, terms and/or conditions of any venues through which it trades securities, derivatives or other instruments. This includes, but is not limited to, where the Investment Adviser and/or the Fund are required to comply with the rules of certain exchanges, execution platforms, trading facilities, clearinghouses and other venues, or are required to consent to the jurisdiction of any such venues. The rules, terms and/or conditions of any such venue may result in the Investment Adviser and/or the Fund being subject to, among other things, margin requirements, additional fees and other charges, disciplinary procedures, reporting and recordkeeping, position limits and other restrictions on trading, settlement risks and other related conditions on trading set out by such venues.

From time to time, a Fund, the Investment Adviser or its affiliates and/or their service providers or agents are required, or may determine that it is advisable, to disclose certain information about the Fund, including, but not limited to, investments held by the Fund, and the names and percentage interest of beneficial owners thereof (and the underlying beneficial owners of such beneficial owners), to third parties, including local governmental authorities, regulatory organizations, taxing authorities, markets, exchanges, clearing facilities, custodians, brokers and trading counterparties of, or service providers to, the Investment Adviser or the Fund. The Investment Adviser generally expects to comply with requests to disclose such information as it so determines including through electronic delivery platforms; however, the Investment Adviser may determine to cause the sale of certain assets for the Fund rather than make certain required disclosures, and such sale may be at a time that is inopportune from a pricing or other standpoint. In addition, the Investment Adviser may provide third parties with aggregated data regarding the activities of, or certain performance or other metrics associated with the Accounts, and the Investment Adviser may receive compensation from such third parties for providing them such information.

Goldman Sachs may become subject to additional restrictions on its business activities that could have an impact on the Funds’ activities. In addition, the Investment Adviser may restrict its investment decisions and activities on behalf of the Funds and not other Accounts, including Accounts sponsored, managed or advised by the Investment Adviser.

Brokerage Transactions

The Investment Adviser often selects U.S. and non-U.S. broker-dealers (including affiliates of the Investment Adviser) that furnish the Investment Adviser, the Funds, Investment Adviser affiliates and other Goldman Sachs personnel with proprietary or third-party brokerage and research services (collectively, “brokerage and research services”) that provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process. These brokerage and research services may be bundled with the trade execution, clearing or settlement services provided by a particular broker-dealer and, subject to applicable law, the Investment Adviser may pay for such brokerage and research services with client commissions (or “soft dollars”). There are instances or situations in which such practices are subject to restrictions under applicable law. For example, the EU’s Markets in Financial Instruments Directive II (“MiFID II”) restricts EU domiciled investment advisers from receiving research and other materials that do not qualify as “acceptable minor non-monetary benefits” from broker-dealers unless the research or materials are paid for by the investment advisers from their own resources or from research payment accounts funded by and with the agreement of their clients.

Accounts differ with regard to whether and to what extent they pay for brokerage and research services through commissions and, subject to applicable law, brokerage and research services may be used to service the Funds and any or all other Accounts throughout the Investment Adviser, including Accounts that do not pay commissions to the broker-dealer relating to the brokerage and research service arrangements. As a result, brokerage and research services (including soft dollar benefits) may disproportionately benefit other Accounts relative to the Funds based on the relative amount of commissions paid by the Funds and in particular those Accounts that do not pay for brokerage and research services or do so to a lesser extent, including in connection with the establishment of maximum budgets for research costs (and switching to execution-only pricing when maximums are met). The Investment Adviser does not attempt to allocate soft dollar benefits proportionately among clients or to track the benefits of brokerage and research services to the commissions associated with a particular Account or group of Accounts.

Aggregation of Orders by the Investment Adviser

The Investment Adviser follows policies and procedures pursuant to which it may (but is not required to) combine or aggregate purchase or sale orders for the same security or other instrument for multiple Accounts (including Accounts in which Goldman Sachs or personnel of Goldman Sachs have an interest) (sometimes referred to as “bunching”), so that the orders can be executed at the same time and block trade treatment of any such orders can be elected when available. The Investment Adviser aggregates orders when the Investment Adviser considers doing so to be operationally feasible and appropriate and in the interests of its clients and may elect block trade treatment when available. In addition, under certain circumstances orders for the Funds may be aggregated with orders for Accounts that contain Goldman Sachs assets.

When a bunched order or block trade is completely filled, or if the order is only partially filled, at the end of the day, the Investment Adviser generally will allocate the securities or other instruments purchased or the proceeds of any sale pro rata among the participating Accounts, based on the Funds’ relative sizes. If an order is filled at several different prices, through multiple trades (whether at a particular broker-dealer or among multiple broker-dealers), generally all participating Accounts will receive the average price and pay the average commission, however, this may not always be the case (due to, e.g., odd lots, rounding, market practice or constraints applicable to particular Accounts).

Although it may do so in certain circumstances, the Investment Adviser does not always bunch or aggregate orders for different Funds, elect block trade treatment or net buy and sell orders for the same Fund, if portfolio management decisions relating to the orders are made by different portfolio management teams or if different portfolio management processes are used for different account types, if bunching, aggregating, electing block trade treatment or netting is not appropriate or practicable from the Investment Adviser’s operational or other perspective, or if doing so would not be appropriate in light of applicable regulatory considerations. For example, time zone differences, trading instructions, cash flows, separate trading desks or portfolio management processes may, among other factors, result in separate, non-aggregated, non-netted executions, with orders in the same instrument being entered for different Accounts at different times or, in the case of netting, buy and sell trades for the same instrument being entered for the same Account. The Investment Adviser may be able to negotiate a better price and lower commission rate on aggregated orders than on orders for Funds that are not aggregated, and incur lower transaction costs on netted orders than orders that are not netted. The Investment Adviser is under no obligation or other duty to aggregate or net for particular orders. Where orders for a Fund are not aggregated with other orders, or not netted against orders for the Fund or other Accounts, the Fund will not benefit from a better price and lower commission rate or lower transaction cost that might have been available had the orders been aggregated or netted. Aggregation and netting of orders may disproportionately benefit some Accounts relative to other Accounts, including a Fund, due to the relative amount of market savings obtained by the Accounts. The Investment Adviser may aggregate orders of Accounts that are subject to MiFID II (“MiFID II Advisory Accounts”) with orders of Accounts not subject to MiFID II, including those that generate soft dollar commissions (including the Funds) and those that restrict the use of soft dollars. All Accounts included in an aggregated order with MiFID II Advisory Accounts pay (or receive) the same average price for the security and the same execution costs (measured by rate). However, MiFID II Advisory Accounts included in an aggregated order may pay commissions at “execution-only” rates below the total commission rates paid by Accounts included in the aggregated order that are not subject to MiFID II.

PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities. With respect to the Financial Square Federal Instruments Fund, GSAM will generally seek to place purchase and sale orders for the Fund’s portfolio transactions with women-, minority- and veteran-owned broker-dealers, subject to GSAM’s duty to seek best execution for the Fund’s orders.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. Orders have been granted by the SEC under the Act which permit the Funds to deal with Goldman Sachs in transactions in certain securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemptive relief.

Under the Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under the Act.

The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust’s assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs’ active role in the underwriting of debt securities, a Fund’s ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same Investment Adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

During the fiscal year ended August 31, 2020, the Trust’s regular “broker-dealers”, as defined in Rule 10b-1 under the Act, were: Morgan Stanley & Co. LLC, National Financial Services LLC, Liquidnet, Inc., Citigroup Global Markets Inc., J.P. Morgan Securities LLC, BNY Mellon Capital Markets, LLC, International Strategy & Investment Group LLC, Jefferies LLC, Cowen And Company, LLC., and BOFA Securities, Inc.

As of August 31, 2020, the Funds did not acquire or hold any securities of their regular broker-dealers, as defined in Rule 10b-1 under the Act, or their parent companies.

NET ASSET VALUE

In accordance with procedures adopted by the Trustees, the NAV per share of each share class of the Investor Tax-Exempt Money Market Funds is generally calculated by the Fund’s fund accounting agent on each business day as of 2:00 p.m. Eastern time. NAV per share of each class of the Financial Square Prime Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions and Financial Square Federal Instruments Funds is generally calculated by the Funds’ fund accounting agent on each business day as of 3:00 p.m. Eastern time. NAV per share of each share class of the Financial Square Treasury Obligations, Financial Square Government and Investor Money Market Funds is generally calculated by the Funds’ fund accounting agent on each business day as of 5:00 p.m. Eastern time. NAV per share of each share class of the Financial Square Money Market Fund is generally calculated by the Funds’ fund accounting agent on each business day as of 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time. Shares may also be priced periodically throughout the day by the Funds’ fund accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund may be priced on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official NAV, as adjusted. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit, as otherwise permitted by the SEC. In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

For the purpose of calculating the NAV per share of each of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund, investments are valued under valuation procedures established by the Trustees. Portfolio securities of a Fund for which accurate market quotations are readily available are generally valued via electronic feeds from independent pricing services to the administrator using evaluated prices provided by a recognized pricing service and dealer-supplied quotations. Securities for which a pricing service either does not supply a quotation or supplies a quotation that is believed by the Investment Adviser to not represent fair value will be valued through the use of broker quotes, if possible. Securities for which accurate market quotations are not readily available will be valued by the Investment Adviser based on Board-approved fair valuation policies that incorporate matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities and various other factors. Investments in open-end registered investment companies (excluding investments in exchange-traded funds) are valued based on the NAV of those registered investment companies. Other instruments, including those for which a pricing service supplies no exchange quotation/price or a quotation that is believed by the Investment Adviser to be inaccurate, will be valued in accordance with the valuation procedures approved by the Board of Trustees. Securities may also be valued at fair value in accordance with procedures approved by the Board of Trustees where the Funds’ fund accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Funds’ NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value. Fair values determined in accordance with the valuation procedures approved by the Board of Trustees may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale.

The Investment Adviser, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of portfolio securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings; equipment failures; natural or manmade disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; ratings downgrades; bankruptcies; and trading limits or suspensions.

In general, fair value represents a good faith approximation of the current value of an asset and may be used when there is no public market or possibly no market at all for an asset. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures or by other investors. The fair value of an asset may not be the price at which that asset is ultimately sold.

For the purpose of calculating the NAV per share of each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund, investments are valued using the amortized cost method of valuation in an effort to maintain a constant NAV of $1.00 per share, which the Board of Trustees has determined to be in the best interest of these Funds and their shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each of these Funds by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including, without limitation, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV value per share by using available market quotations or equivalents. In addition, in order to stabilize the NAV per share of a Fund at $1.00 (or minimize principal volatility, as applicable), the Trustees have the authority, in each instance on a daily, periodic or discrete basis, to, among other things, (i) increase the number of shares outstanding as the Trustees deem appropriate, which increase would be allocated across shareholder accounts on a pro rata basis, (ii) reduce the number of shares outstanding as the Trustees deem appropriate, which reduction would be allocated across shareholder accounts on a pro rata basis, including, without limitation, for the purpose of offsetting each shareholder’s pro rata portion of the Fund’s net negative yield, and/or (iii) offset each shareholder’s pro rata portion of the deviation between the NAV per share and $1.00 from the shareholder’s accrued dividend account or from future dividends. Any action taken by the Trustees to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, could reduce the value of a shareholder’s account. Each Fund may also hold cash for the purpose of stabilizing its NAV per share. Holdings of cash may lower (or, in a negative interest rate environment, increase) the yield on such Fund’s shares.

In order to continue to use the amortized cost method of valuation for the investments of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund, each of these Funds must comply with Rule 2a-7. See “INVESTMENT RESTRICTIONS.”

The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund or particular series and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the NAVs of the respective Funds or series except where allocations of expenses can otherwise be fairly made. In addition, the share classes within each Fund will be subject to different expense structures. See “SHARES OF THE TRUST.”

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ fund accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which a Fund directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

No Intermediary serves as the Financial Square Money Market Fund’s dealer, agent or designee for purposes of Rule 22c-1 under the 1940 Act, other than Goldman Sachs (as the Fund’s Distributor and Transfer Agent). As a result, all orders will be effected at the NAV per share next calculated by the Financial Square Money Market Fund following the acceptance of an order by Goldman Sachs. Therefore, neither Goldman Sachs nor the Fund is responsible for losses resulting from trades that are not received by the Financial Square Money Market Fund on a timely basis.

Errors and Corrective Actions

The Investment Adviser will report to the Board of Trustees any material breaches of investment objective, policies or restrictions and any material errors in the calculation of the NAV of a Fund or the processing of purchases and redemptions. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to a Fund, or correction of any erroneous NAV, compensation to a Fund and reprocessing of individual shareholder transactions. The Trust’s policies on errors and corrective action limit or restrict when corrective action will be taken or when compensation to a Fund or its shareholders will be paid, and not all mistakes will result in compensable errors. As a result, neither a Fund nor its shareholders who purchase or redeem shares during periods in which errors accrue or occur may be compensated in connection with the resolution of an error. Shareholders will generally not be notified of the occurrence of a compensable error or the resolution thereof absent unusual circumstances.

REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists which makes the disposal of securities owned by a Fund or the determination of the fair value of the Fund’s net assets not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Trust; (iv) the Board of Trustees has imposed a redemption gate that temporarily suspends the right of redemption (Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund); or (v) the Fund, as part of a liquidation of the Fund, has suspended redemption of shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Trust reserves the right, in its sole discretion, to pay redemptions by a distribution in kind of securities (instead of cash) if (i) the redemption exceeds the lesser of $250,000 or 1% of the NAV of the Fund at the time of redemption; or (ii) with respect to lesser redemption amounts, the redeeming shareholder requests in writing a distribution in-kind of securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV per share. See “NET ASSET VALUE.” If a shareholder receives a distribution in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

A shareholder of Institutional Shares of any Fund, Class A Shares of the Financial Square Government, Investor Money Market, or Investor Tax-Exempt Money Market Funds, or Class I Shares of the Investor Tax-Exempt Money Market Fund may elect to have a special account with BNYM for the purpose of redeeming shares from its account in that Fund by check. When BNYM receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to BNYM for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder’s account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or shareholders in general. The Trust and BNYM reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.

Potential Restrictions on Fund Redemptions – Fees and Gates. Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

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30% weekly liquid assets—If the weekly liquid assets of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund falls below 30% of that Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of that Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

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10% weekly liquid assets—If the weekly liquid assets of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund falls below 10% of that Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of that Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Fund or your Intermediary. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, a Fund may, in its sole discretion, honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the transfer agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund falls below 30% of that Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Fund (http://www.gsamfunds.com). In addition, the Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemptions gates will also terminate at the beginning of the next business day once the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, as applicable, has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see “TAXATION” for further information.

While the Board has no current intention to subject the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund or Financial Square Federal Instruments Fund to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

Intermediaries are required to promptly take such actions reasonably requested by the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund, Investor Tax-Exempt Money Market Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist each of these Funds in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund. Unless an Intermediary has entered into a written contractual arrangement specifically addressing the responsibilities associated with the imposition of liquidity fees, if a liquidity fee is imposed by a Fund, Intermediaries are generally required to calculate a liquidity fee on each shareholder redemption request made while a redemption fee is in effect, withhold the redemption fee amount from the redemption proceeds, and remit the proceeds (or provide an estimate of the redemption fee amount) prior to the next calculated NAV of the Fund. In the alternative, Intermediaries may direct a Fund or Goldman Sachs to calculate the redemption fee, so long as the Intermediary provides the information reasonably required to facilitate the calculation (including the gross dollar amount and/or the number of shares that the Intermediary’s customers tendered for redemption) before next calculated NAV of the Fund.

Unless an Intermediary has entered into a written contractual arrangement specifically addressing the responsibilities associated with the imposition of redemption gates, if a redemption gate is implemented by a Fund, Intermediaries will reject any redemption and exchange orders in the Fund while the redemption gate is in effect. In addition, Intermediaries will cancel or re-confirm any customers orders submitted during the implementation of a liquidity fee or redemption gate.

SHARES OF THE TRUST

Each Fund is a series of Goldman Sachs Trust, a Delaware statutory trust, established by an Agreement and Declaration of Trust dated January 28, 1997. The Trustees have authority under the Trust’s Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. The Act requires that where more than one class or series of shares exists each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. As of December 29, 2020, the Trustees have authorized the issuance of ten classes of shares of the Financial Square Prime Obligations Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Drexel Hamilton Class Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. As of December 29, 2020, the Trustees have authorized the issuance of nine classes of shares of each of the Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund and Financial Square Treasury Solutions Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. As of December 29, 2020, the Trustees have authorized the issuance of thirteen classes of shares of the Financial Square Government Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Drexel Hamilton Class Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares. As of December 29, 2020, the Trustees have authorized the issuance of eight shares classes of the Financial Square Federal Instruments Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Select Shares and Service Shares. As of December 29, 2020, the Trustees have authorized the issuance of seven shares classes of the Investor Money Market Fund: Class I Shares, Administration Shares, Cash Management Shares, Class A Shares, Class C Shares, Resource Shares and Service Shares. As of December 29, 2020, the Trustees have authorized the issuance of eleven shares classes of the Investor Tax-Exempt Money Market Fund: Class I Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares.

Investments in the Investor Money Market and Investor Tax-Exempt Money Market Funds are limited to accounts beneficially owned by natural persons (as such term is used or interpreted under Rule 2a-7 by the SEC or its staff). Intermediaries that sell shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds must adopt, maintain and implement policies reasonably designed to limit all beneficial owners of a Fund to natural persons and take reasonable efforts to ensure that all current and future beneficial owners of the Fund who are its customers meet, and continue to meet, the eligibility requirements set forth in the Fund’s Prospectus and Rule 2a-7. The Investor Money Market and Investor Tax-Exempt Money Market Funds, as well as an Intermediary, may involuntarily redeem the shares of shareholders that do not meet these eligibility requirements.

Each Institutional/Class I Share, Administration Share, Capital Share, Cash Management Share, Class A Share, Class C Share, Preferred Share, Premier Share, Resource Share, Class R6 Share, Select Share and Service Share of a Fund represents an equal proportionate interest in the assets belonging to that class. It is contemplated that most shares (other than Class A Shares and Class C Shares of a Fund) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. Institutional/Class I Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution’s investors.

Administration Shares may be purchased for accounts held in the name of an investor or an institution that provides certain shareholder administration services as described below to its customers who beneficially own Administration Shares. Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to 0.25% of the average daily net assets of such shares.

Capital Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Capital Shares. Capital Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.15% of the average daily net assets of such shares.

Cash Management Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own Cash Management Shares. Cash Management Shares bear the cost of administration and service fees at an annual rate of up to 0.50% of the average daily net assets of the Fund attributable to such shares. Cash Management Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.30% of the average daily net assets attributable to Cash Management Shares.

Class A Shares are sold with no initial sales charge. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets attributable to Class A Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority (“FINRA”).

Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were purchased. Class C Shares are sold primarily through brokers and dealers who are members of FINRA and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

Preferred Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Preferred Shares. Preferred Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares of the particular Fund involved.

Premier Shares may be purchased for accounts held in the name of an investor or an institution that provides certain personal and account maintenance services and administration services to its customers who beneficially own Premier Shares. Premier Shares bear the cost of service fees and administration fees at the annual rates of up to 0.10% and 0.25%, respectively, of the average daily net assets of such shares.

Resource Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own Resource Shares. Resource Shares of a Fund bear the cost of service fees and administration fees at the annual rate of up to 0.50% of the average daily net assets of such shares. Resource Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.15% of the average daily net assets attributable to Resource Shares.

Class R6 Shares of the Financial Square Government Fund are sold at NAV without a sales charge. Class R6 Shares are generally available to the following investors who purchase shares of the Funds through certain Intermediaries that have a contractual relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions, using a plan level or omnibus account, unless otherwise noted below.

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Investors who purchase Class R6 Shares through an account established under a fee-based program that is sponsored and maintained by an Intermediary that has entered into a contractual relationship with the Distributor to offer such shares through such programs;

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Section 401(k) plans, 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts), SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee-organizations;

•	Registered investment companies or bank collective trusts investing directly with the Transfer Agent;

•	Institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities, investing at least $5,000,000 directly with the Transfer Agent; and

•	Other investors at the discretion of the Trust’s officers.

Class R6 Shares may not be available through certain Intermediaries. For the purposes of Class R6 Shares eligibility, the term “Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware or The Ayco Company, L.P.

Service Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration and personal and account maintenance services to its customers who beneficially own Service Shares. Service Shares of a Fund bear the cost of service fees at the annual rate of up to 0.25% and shareholder administration fees at the annual rates of up to 0.25%, respectively, of the average daily net assets of such shares.

Select Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Select Shares. Select Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.03% of the average daily net assets of such shares.

In addition, each class of shares bears its own transfer agency expenses.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of the same Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the fact that the respective transfer agency and Plan fees relating to a particular class will be borne exclusively by that class. Similarly, the NAV per share may differ depending upon the class of shares purchased.

In the event a Fund is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of shares of the Fund. Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares of the Funds each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged for shares of another Goldman Sachs Fund. Except as described above, the classes of shares are identical.

Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

When issued for the consideration described in the Funds’ Prospectuses, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain custodian, transfer agency, servicing or similar agent charges by setting off the same against declared but unpaid dividends or by reducing share ownership (or by both means). In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require shareholders to redeem Shares for any reason under terms set by the Trustees.

In the interest of economy and convenience, the Trust does not issue certificates representing the Funds’ shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

The Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of the shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such share on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office or (ii) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine, in their sole discretion, that such action is in the best interest of the Trust, such series, such class or their shareholders. The Trustees may consider such factors as they in their sole discretion deem appropriate in making such determination, including (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series, or class, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on the business or operations of the Trust or series.

The Declaration of Trust authorizes the Trustees, without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company with substantially the same investment objective, restrictions and policies.

The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. To the extent provided by the Trustees in the appointment of the Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to such Series or Class, but may have no power or authority with respect to any other series or class.

Shareholder and Trustee Liability

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series of the Trust. The Declaration of Trust provides for indemnification by the relevant series for all loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware statutory trust is remote.

In addition to the requirements set forth under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Minimum Investments in the Funds

For information about minimum investment requirements for the Funds and their share classes, please see the Prospectuses. The minimum initial investment requirements for all share classes will be waived for any intermediaries (and their current and future investor clients) that held shares of any of the Trust’s Institutional Liquid Assets Portfolios as of March 1, 2010.

TAXATION

The following is only a summary of certain additional U.S. federal income, and certain state and local, tax considerations affecting the Funds and the purchase, ownership and disposition of shares in each Fund that are not described in the Prospectuses. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund in light of their particular tax situations. The summary is based on the laws in effect on December 27, 2019, which are subject to change. Future changes in tax laws may adversely impact a Fund and its shareholders.

Fund Taxation

Each Fund is treated as a separate entity for tax purposes. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, without any deduction for dividends paid, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

There are certain tax requirements that each Fund must satisfy if it is to avoid federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code requires, among other things, that a Fund (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, net income from qualified publicly traded partnerships or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies (the “90% gross income test”); and (ii) diversify its holdings so that in general, at the close of each quarter of its taxable year, (a) at least 50% of the fair market value of the Fund’s total (gross) assets is comprised of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies), two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or certain publicly traded partnerships. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest.

For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations for U.S. federal income tax purposes will generally have the same character for the Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in any such entities that earn fee income, rental income, or other non-qualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund’s portfolio or anticipated to be acquired may not qualify as “directly-related” under these tests.

If a Fund complies with the foregoing provisions, then in any taxable year in which the Fund distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. If, instead, a Fund retains any investment company taxable income or “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. Because there are some uncertainties regarding the computation of the amounts deemed distributed to Fund shareholders for these purposes – including, in particular, uncertainties regarding the portion, if any, of amounts paid in redemption of Fund shares that should be treated as such distributions – there can be no assurance that each Fund will avoid corporate-level tax in each year.

Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. However, the Funds reserve the right to reduce or withhold income and/or gains.

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (1) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of that undistributed amount, and (2) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of any such undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of net capital gain.

In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of 98% of its taxable ordinary income (taking into account certain deferrals and elections) for such year, 98.2% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for all previous years that were not distributed for those years and on which the Fund paid no federal income tax. Each Fund anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that it will generally not be required to pay the excise tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the loss. Capital loss carryforwards arising in taxable years of each Fund beginning after December 22, 2010 are generally able to be carried forward indefinitely. As of August 31, 2020, none of the Fund’s had capital loss carryforwards.

A Fund’s investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any “marked-to-market” gain from certain options, futures or forward contracts, as described above, will in many cases cause it to realize income or gain before the receipt of cash payments with respect to these securities or contracts. For a Fund to obtain cash to enable the Fund to distribute any such income or gain, to maintain its qualification as a regulated investment company and to avoid federal income and excise taxes, the Fund may be required to liquidate portfolio investments sooner than it might otherwise have done.

Taxable U.S. Shareholders – Distributions

Tax-Exempt Fund. The Investor Tax-Exempt Money Market Fund expects to qualify to pay “exempt-interest dividends,” as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in Municipal Securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing Municipal Securities, the Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Fund’s portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar, future legislation. If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax-exempt interest on Municipal Securities and designated by the Fund as exempt-interest dividends in a written notice to its shareholders after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. Exempt-interest dividends the Fund receives from other regulated investment companies, including exempt-interest dividends on auction rate preferred securities of such companies held by a Fund, are treated as interest on Municipal Securities and may be distributed by the Fund as exempt-interest dividends. The recipient of tax-exempt income is required to report such income on his or her federal income tax return. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent attributable to exempt-interest dividends.

Although all or a substantial portion of the dividends paid by the Fund may be excluded by shareholders of such Fund from their gross income for federal income tax purposes, the Fund may purchase private activity bonds, the interest from which (including a Fund’s distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Fund, whether or not attributable to private activity bond interest, will be taken into account in determining the extent to which a shareholder’s Social Security or certain railroad retirement benefits are taxable.

The Fund is not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund would not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds’ dividends being tax-exempt. The same is generally true for non-U.S. persons, because they are generally exempt from U.S. tax on interest income. In addition, the Fund may not be an appropriate investment for persons or entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders. A shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a “substantial user” under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by the Fund.

All Funds. Distributions from investment company taxable income, whether reinvested in additional shares or paid in cash, as defined above, are generally taxable to shareholders who are subject to tax as ordinary income whether paid in cash or reinvested in additional shares. However, under current law, distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate (described below), as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. Distributions from the Funds generally will not qualify for taxation at the lower rate because the Funds generally will be earning interest rather than dividend income. Taxable distributions include distributions from any Fund, including the Investor Tax-Exempt Money Market Fund, that are attributable to (i) taxable income, including but not limited to dividends, taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from dollar rolls, income from interest rate, currency, total return swaps, options on swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons; or (ii) capital gains from the sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options, futures or certain forward contracts. Any portion of such taxable distributions that is attributable to a Fund’s net capital gain, as defined above, may be designated by the Fund as a “capital gain dividend,” taxable to shareholders as long-term capital gain whether received in cash or additional shares and regardless of the length of time their shares of a Fund have been held. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

It is expected that distributions made by the Funds will ordinarily not qualify for the dividends-received deduction for corporations because qualifying distributions may be made only from a Fund’s dividend income that it receives from stock in U.S. domestic corporations. The Funds do not intend to purchase stock of domestic corporations, distributions from which may in rare cases qualify as dividends for this purpose. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder’s shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder’s basis in his or her shares and, after the shareholder’s basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his or her shares as capital assets.

Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that they would have received had they elected to receive cash and will have a cost basis in the shares received equal to such amount.

After the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends, if any, that qualifies as tax-exempt or as capital gain, the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax and the foreign tax credits, if any, associated with such dividends. Shareholders who have not held shares of the Investor Tax-Exempt Money Market Fund for the Fund’s full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.

All distributions, whether received in shares or in cash, as well as redemptions and exchanges, must be reported by each shareholder who is required to file a U.S. federal income tax return.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Taxable U.S. Shareholders - Sale of Shares

When a shareholder’s shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder’s adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing that tax basis, a shareholder should generally retain its account statements for the period that it holds shares.) Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund (collectively, the “Stable NAV Funds”) intends to maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in these Funds because the amount realized will be the same as their tax basis in the shares. Because each of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in capital gain or loss to a shareholder. If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital and, unless the shareholder chooses to adopt a simplified “NAV method” of accounting (described below), treated as long-term if the shareholder’s holding period is more than one year and short-term otherwise, subject to the rules below. Any liquidity fees the shareholder incurs on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) the shareholder recognizes with respect to such redemption. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, a shareholder may elect to adopt the NAV method of accounting for computing gains and losses from taxable dispositions of Fund shares. Under the NAV method, rather than compute gain or loss separately for each taxable disposition of Fund shares as described above, a shareholder would determine gain or loss based on the change in the aggregate value of the shareholder’s Fund shares during a computation period (which could be the shareholder’s taxable year or certain shorter periods), reduced by the shareholder’s net investment (purchases minus taxable redemptions or exchanges) in those shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss.

Certain special tax rules may apply to a shareholder’s capital gains or losses on Fund shares. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. All or a portion of any sales load paid upon the purchase of shares of the Fund will generally not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, on or before January 31 of the calendar year following the calendar year in which the original stock is disposed of without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly acquired shares. To the extent you pay a brokerage commission in connection with the purchase of a Fund’s shares, similar treatment may apply to the determination of any gain or loss on the redemption or exchange of shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, on or before January 31 of the calendar year following the calendar year in which the original stock is disposed of without payment of an additional brokerage commission. Additionally, with respect to the Stable NAV Funds, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Additionally, with respect to the Stable NAV Funds, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Medicare Tax

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Information Reporting and Backup Withholding

Each Fund will be required to report to the IRS all taxable distributions, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., certain corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the current specified rate of 24% in the case of exempt recipients that fail to certify to the Funds that they are not subject to withholding, non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number (“TIN”) and with certain required certifications or if the IRS or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from the Investor Tax-Exempt Money Market Fund will not be subject to backup withholding if the applicable Fund reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. If a shareholder does not have a TIN, it should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments relating to a shareholder’s account while it is awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. Shareholders

The discussion above relates solely to U.S. federal income tax law as it applies to “U.S. persons” subject to tax under such law.

Except as discussed below, distributions to shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the distributions are effectively connected with a U.S. trade or business of the shareholder; but distributions of net capital gain including amounts retained by a Fund which are designated as undistributed capital gains, to such a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder’s trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. With respect to the Investor Tax-Exempt Money Market Fund, exempt-interest dividends to a non-U.S. shareholder will generally not be subject to U.S. federal income or withholding tax.

Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder’s trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Non-U.S. persons who fail to furnish a Fund with the proper IRS Form W-8 (i.e., W-8BEN, W-8BEN-E, W-8ECI, W-8IMY or W-8EXP), or an acceptable substitute, may be subject to backup withholding at a 24% rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges.

Distributions of interest income and short-term capital gains by a Fund are generally subject to U.S. tax withholding of 30% (or lower applicable treaty rate). Non-U.S. shareholders generally are not subject to U.S. federal income tax withholding on certain distributions of U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain. Non-U.S. shareholders should contact their tax advisors with respect to the application of these rules to their accounts.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Non-U.S. shareholders of a Fund may be subject to U.S. estate tax with respect to their shares. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

A Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, in those states or localities that impose income taxes, the treatment of a Fund and its shareholders under those jurisdictions’ tax laws may differ from their treatment under federal income tax laws, and an investment in the Fund may have tax consequences for shareholders that are different from those of a direct investment in the Fund’s securities. Shareholders should consult their own tax advisers concerning these matters. For example, it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Fund in securities issued by the particular state or the U.S. government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. government obligations and/or (ii) exempt from intangible property tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

FINANCIAL STATEMENTS

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm, as contained in each Fund’s 2020 Annual Report are incorporated herein by reference. The financial statements in the Annual Reports for these Funds have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other portions of each Fund’s Annual Report are incorporated herein by reference. A copy of the Annual Report (if available) may be obtained upon request and without charge by writing Goldman Sachs, P.O. Box 06050, Chicago, Illinois 60606-6300 or by calling Goldman Sachs, at the telephone number on the back cover of each Fund’s Prospectuses.

PROXY VOTING

The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to the Investment Adviser. For client accounts for which the Investment Adviser has voting discretion, the Investment Adviser has adopted policies and procedures (the “Proxy Voting Policy”) for the voting of proxies. Under the Proxy Voting Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”) that it generally applies when voting on behalf of client accounts. Attached as Appendix B is a summary of the Guidelines. These Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes.

The Proxy Voting Policy, including the Guidelines, is reviewed periodically to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”), currently Institutional Shareholder Services, to assist in the implementation and administration of certain proxy voting-related functions including, without limitation, operational, recordkeeping and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek to override that vote. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

From time to time, the Investment Adviser may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts, which can affect the Investment Adviser’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state and foreign regulatory restrictions or company specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that the Investment Adviser can hold for clients and the nature of the Investment Adviser’s voting in such securities. The Investment Adviser’s ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing its proxy voting decisions that the Investment Adviser makes on behalf of a client account. These policies and procedures include the Investment Adviser’s use of the Guidelines and Recommendations from the Proxy Service, the override approval process previously discussed, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of benefitting the interests of other clients or businesses of other divisions or units of Goldman Sachs and/or its affiliates.

Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on or through the Funds’ website at www.gsam.com/content/gsam/us/en/advisors/resources/client-service/proxy-voting.html without charge and on the SEC’s website at www.sec.gov.

PAYMENTS TO OTHERS (INCLUDING INTERMEDIARIES)

The Investment Adviser, Distributor and/or their affiliates may make payments to Intermediaries from time to time to promote the sale, distribution and/or servicing of shares of the Funds, except that the Investment Adviser, Distributor and their affiliates do not make such payments on behalf of Class R6 Shares. These payments (“Additional Payments”) are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets (which may come directly or indirectly from fees paid by the Funds), are not an additional charge to the Funds or their shareholders, and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Although paid by the Investment Adviser, Distributor, and/or their affiliates, the Additional Payments are in addition to the distribution and service fees paid by the Funds to the Intermediaries as described in the Funds’ Prospectuses and this SAI, and are also in addition to the sales commissions payable to Intermediaries as set forth in the Prospectuses. For purposes of this “PAYMENTS TO OTHERS (INCLUDING INTERMEDIARIES)” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds.

The Additional Payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; “due diligence” examination and/or review of the Funds from time to time; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; “finders” or “referral fees” for directing investors to the Funds; marketing support fees for providing assistance in promoting the sale of Fund shares (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); the support or purchase of technology platforms/software offered by the Investment Adviser, Distributor and/or their affiliates or third parties (which may be used by Intermediaries to provide advisory and/or brokerage services to their customers); provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing of the Funds and/or sale of shares of the Funds. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments (including through sub-transfer agency and networking agreements) for subaccounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. These Additional Payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The Additional Payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments are negotiated with each Intermediary based on a range of factors, including but not limited to the Intermediary’s ability to attract and retain assets (including particular classes of Fund shares), target markets, customer relationships, quality of service and industry reputation. Although the individual components may be higher or lower and the total amount of Additional Payments made to any Intermediary in any given year will vary, the amount of these Additional Payments (excluding payments made through sub-transfer agency and networking agreements), on average, is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through an Intermediary.

These Additional Payments may be significant to certain Intermediaries, and may be an important factor in an Intermediary’s willingness to support the sale of the Funds through its distribution system.

The Investment Adviser, Distributor and/or their affiliates may be motivated to make Additional Payments since they promote the sale of Fund shares to clients of Intermediaries and the retention of those investments by those clients. To the extent Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Investment Adviser and Distributor benefit from the incremental management and other fees paid by the Funds with respect to those assets.

In addition, certain Intermediaries may have access to certain research and investment services from the Investment Adviser, Distributor and/or their affiliates. Such research and investment services (“Additional Services”) may include research reports; economic analysis; portfolio analysis, portfolio construction and similar tools and software; business planning services; certain marketing and investor education materials; and strategic asset allocation modeling. The Intermediary may not pay for these products or services or may only pay for a portion of the total cost of these products or services. The cost of the Additional Services and the particular services provided may vary from Intermediary to Intermediary.

The Additional Payments made by the Investment Adviser, Distributor and/or their affiliates or the Additional Services received by an Intermediary may vary with respect to the type of fund (e.g., equity, fund, fixed income fund, specialty fund, asset allocation portfolio or money market fund) sold by the Intermediary. In addition, the Additional Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases.

The presence of these Additional Payments or Additional Services, the varying fee structure and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend funds, including the Funds, or other investments based, at least in part, on the level of compensation paid. Additionally, if one mutual fund sponsor makes greater distribution payments than another, an Intermediary may have an incentive to recommend one fund complex over another. Similarly, if an Intermediary receives more distribution assistance for one share class versus another, that Intermediary may have an incentive to recommend that share class. Because Intermediaries may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another, or one fund class over another. You should consider whether such incentives exist when evaluating any recommendations from an Intermediary to purchase or sell Shares of the Funds and when considering which share class is most appropriate for you.

For the year ended December 31, 2019, the Investment Adviser, Distributor and their affiliates made Additional Payments out of their own assets to approximately 179 Intermediaries, totaling approximately $188.8 million (excluding payments made through sub-transfer agency and networking agreements and certain other types of payments described below), with respect to the Fund, Goldman Sachs Trust, all of the funds in an affiliated investment company, Goldman Sachs Variable Insurance Trust, and Goldman Sachs Trust II. During the year ended December 31, 2019, the Investment Adviser, Distributor and/or their affiliates had contractual arrangements to make Additional Payments to the Intermediaries listed below (or their affiliates or successors), among others. This list will change over time, and any additions, modifications or deletions thereto that have occurred since December 31, 2019 are not reflected. Additional Intermediaries may receive payments in 2020 and in future years. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to Intermediaries not listed below.

ADP Broker-Dealer, Inc.

ADP LLC

ADP, Inc.

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

Amalgamated Bank of Chicago

American Enterprise Investment Services, Inc. (AEIS)

American General Life Insurance Company

American National Trust and Investment Management Company dba Old National Trust Company (Oltrust & Co.)

American United Life Insurance Company

Ascensus, LLC.

Associated Trust Company, N.A.

AXA Equitable Holdings LLC

Banc of America Securities LLC

BancorpSouth

Bank of New York

Bankers Trust Company

BB&T Capital Markets

BMO Harris Bank N.A.

BMO Nesbitt Burns

BNY Mellon National Association

BOSC, Inc.

Branch Banking and Trust Company

Brighthouse Life Insurance Company

Brown Brothers Harriman & Co.

C.M. Life Insurance Company

California Department of Human Resources

Cetera Financial Group

Charles Schwab & Co., Inc.

Chicago Mercantile Exchange, Inc.

Citi Custody

Citibank N.A.

Citigroup Global Markets, Inc.

CME Shareholder Servicing LLC

Comerica Bank

Comerica Securities, Inc.

Commerce Bank

Commerce Bank, N.A.

Commerce Trust Co.

Commonwealth Annuity and Life Insurance Company

Commonwealth Equity Services, Inc. dba Commonwealth Financial Network

Companion Life Insurance Company

Compass Bank

Computershare Trust Company, N.A.

Connecticut General Life Insurance Company

Credit Suisse Securities (USA) LLC

Dain Rauscher Inc.

Deutsche Bank Trust Company Americas

Diversified Investment Advisors

Drexel Hamilton, LLC

Dubuque Bank & Trust

Edward D. Jones & Co., L.P.

Farmers New World Life Insurance Company

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fifth Third Bank

Fifth Third Securities Inc.

First Hawaiian Bank

First National Bank of Omaha

FIS Business Systems LLC

Forethought Life Insurance Company

Fulton Bank, N.A.

Fulton Financial Advisors, National Association

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company

Genworth Life Insurance Company of New York

GreatBanc Trust Co.

Great-West Life & Annuity Insurance Company

GWFS Equities, Inc.; GWFS Equities, Incorporated; GW Capital Management, LLC; Great-West Financial Retirement Plan Ser-vices, LLC; Great-West Life & Annuity Insurance Company; SunTrust Bank; Fifth Third Bank

Hartford Life Insurance Company

Hazeltree Fund Services, Inc.

Hewitt Associates LLC; Alight Solutions LLC

Horace Mann Life Insurance Company

HSBC Bank U.S.A., N.A.

Hunt, Dupree & Rhine

Huntington Investment Company

ICMA RC-Services, LLC; ICMA Retirement Corporation; Matrix Financial Solutions; MSCS Financial Services Division of Broadridge Business Process Outsourcing, LLC; Matrix Trust Company; McCready and Keene, Inc; Wilmington Trust Retire-ment and Institutional Services Company; MSCS Financial Services, LLC

Institutional Cash Distributors (division of Merriman Curhan Ford & Co.)

Investmart, Inc.

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Jefferson Pilot Financial Insurance Company

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

JPMorgan Securities, Inc

Key Bank N.A.

LaSalle Bank, N.A.

Law Debenture Trust Company of New York

Lincoln Benefit Life Company

Lincoln Life & Annuity Company of New York

Lincoln Retirement Services Company, LLC

LPL Financial Corporation

LPL Financial LLC

M&I Brokerage Services, Inc.

M&I Data Services (division of The Marshall & Ilsley Corportation)

M&T Bank

M&T Securities, Inc.

Massachusetts Mutual Life Insurance Company; MassMutual Retirement Services, LLC; MML Distributors, LLC

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Stanley & Co. LLC

Morgan Stanley Smith Barney LLC

MSCS Financial Services Division of Broadridge Business Process Outsourcing, LLC

National Financial Services LLC

National Security Life and Annuity Company

Nationwide Financial Services, Inc.

Newport Group, Inc.

Newport Retirement Services, Inc.

Ohio National Equities, Inc.

Oppenheimer & Co. Inc.

Pershing LLC

PNC Bank, N.A.

PNC Bank, National Organization

PNC Capital Markets LLC

PNC Investments LLC

Principal Life Insurance Company

Protective Life Insurance Company

PruCo Life Insurance Company

PruCo Life Insurance Company of New Jersey

Raymond James & Associates, Inc.

Raymond James Financial Services

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliance Trust Company; Daily Access Concepts

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Robert W. Baird & Co. Incorporated

Scott & Stringfellow

Security Benefit Life Insurance Company

Security Distributors, Inc.

Signature Bank

State Street Bank and Trust Company

State Street Global Markets, LLC

Sun Life Assurance Company of Canada (U.S.)

Sun Life Insurance and Annuity Company of New York

Sungard Institutional Brokerage, Inc.

SunTrust Robinson Humphrey, Inc.

Synovus Securities

T. Rowe Price Retirement Plan Services, Inc.

TD Bank National Association

Teachers Insurance and Annuity Association of America

The Glenmede Trust Company N.A.

The Guardian Insurance & Annuity Company, Inc.

The Lincoln National Life Insurance Company

The Ohio National Life Insurance Company

The Prudential Insurance Company of America

The Travelers Insurance Company

The Travelers Life and Annuity Company

The United States Life Insurance Company in the City of New York

The Vanguard Group, Inc.

The Variable Annuity Life Insurance Company

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Curve, LLC

Trustmark National Bank

U.S. Bank, N.A.

UBS Financial Services Inc.

Union Bank, N.A.

United of Omaha Life Insurance Company

VALIC Retirement Services Company

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Retirement Advisors, LLC

Voya Retirement Insurance and Annuity Company

Wachovia Capital Markets, LLC

Wells Fargo Bank

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC.

Wells Fargo Corporate Trust Services

Zions Bank

Zurich American Life Insurance Company

Your Authorized Dealer or other Intermediary may charge you additional fees or commissions other than those disclosed in the Prospectus. Shareholders should contact their Authorized Dealer or other Intermediary for more information about the Additional Payments or Additional Services they receive and any potential conflicts of interest, as well as for information regarding any fees and/or commissions it charges. For additional questions, please contact Goldman Sachs Funds at 1-800-621-2550.

Not included on the list above are other subsidiaries of Goldman Sachs who may receive revenue from the Investment Adviser, Distributor and/or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, sponsor various trainings and educational programs and reimburse investors for certain expenses incurred in connection with accessing the Funds through portal arrangements. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable FINRA regulations. Other compensation may also be offered from time to time to the extent not prohibited by applicable federal or state laws or FINRA regulations. This compensation is not included in, and is made in addition to, the Additional Payments described above.

OTHER INFORMATION

Selective Disclosure of Portfolio Holdings Information and Portfolio Characteristics Information

The Board of Trustees of the Trust and the Investment Adviser have adopted a policy on the selective disclosure of portfolio holdings information and portfolio characteristics information. The policy seeks to (1) ensure that the disclosure of portfolio holdings information and portfolio characteristics information is in the best interest of Fund shareholders; and (2) address the conflicts of interest associated with the disclosure of portfolio holdings information and portfolio characteristics information. The policy provides that neither a Fund nor the Trust’s officers or Trustees, nor the Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”), will disclose a Fund’s portfolio holdings information or portfolio characteristics information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions. Portfolio holdings information does not include summary or statistical information which is derived from (but does not include) individual portfolio holdings (“portfolio characteristics information”).

Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information or portfolio characteristics information. A Fund Representative may generally provide portfolio holdings information and material portfolio characteristics information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Funds’ publicly accessible website or is otherwise publicly available.

Portfolio Holdings Information. Portfolio holdings information that is not filed with the SEC or disclosed on the Funds’ publicly available website may be provided to third parties (including, without limitation, individuals, institutional investors, intermediaries that sell shares of the Fund, consultants and third-party data providers) only for legitimate business purposes and only if the third-party recipients are required to keep all such portfolio holdings information confidential and are prohibited from trading on the information they receive in violation of the federal securities laws. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department. Disclosure to providers of auditing, custody, proxy voting and other similar services; rating and ranking organizations; lenders and other third-party service providers that may obtain access to such information in the performance of their contractual duties to the Funds will generally be permitted. In general, each recipient of non-public portfolio holdings information must sign a confidentiality agreement and agree not to trade on the basis of such information in violation of the federal securities laws, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel—Dechert LLP, the Funds’ tax service provider—Deloitte & Touche LLP, the Funds’ financial printer—Donnelley Financial Solutions Inc., the Funds’ proxy voting service—ISS, the Funds’ class action processing service provider—Financial Recovery Technologies, LLC, the Investment Company Institute; and iMoneyNet (in connection with services it provides with respect to the posting of information to certain web portals, as discussed below). In addition, certain Goldman Sachs Fixed Income Funds provide non-public portfolio holdings information to Standard & Poor’s to allow such Funds to be rated by it, and certain Goldman Sachs Equity Funds provide non-public portfolio holdings information to FactSet, a provider of global financial and economic information. These entities are obligated to keep such information confidential. Third-party providers of custodial services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of certain Fund Representatives. From time to time portfolio holdings information may be provided to broker-dealers, prime brokers, FCMs or derivatives clearing merchants in connection with a Fund’s portfolio trading activities. In providing this information, reasonable precautions, including, but not limited to, the execution of a non-disclosure agreement and limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information. All marketing materials prepared by the Trust’s principal underwriter are reviewed by Goldman Sachs’ Compliance department for consistency with the policy.

The Funds described in this SAI currently intend to publish complete portfolio holdings, including the Fund’s WAM and WAL (and certain related information as required by Rule 2a-7) on the Trust’s website (http://www.gsamfunds.com), as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months. Each Fund also publishes a schedule of its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publication date. In addition, each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained. Notwithstanding the use of the amortized cost method of valuation by the Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, each Fund publishes on its website a graph depicting its current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. Each Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day (this valuation methodology also includes marking-to-market those securities with remaining maturities of 60 days or less). In addition, in the event that a Fund files information regarding certain material events with the SEC on Form N-CR, such Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year. A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. Operational disruptions and other systems disruptions may delay the posting of this information on the Trust’s website.

Portfolio Characteristics Information. Material portfolio characteristics information that is not publicly available (e.g., information that is not filed with the SEC or disclosed on the Funds’ publicly available website) or calculated from publicly available information may be provided to third parties only if the third-party recipients are required to keep all such portfolio characteristics information confidential and are prohibited from trading on the information they receive in violation of the federal securities laws. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of material, non-public portfolio characteristics information must sign a confidentiality agreement and agree not to trade on the basis of such information in violation of the federal securities laws, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

However, upon request, a Fund will provide certain non-public portfolio characteristics information to any (i) shareholder or (ii) non-shareholder (including, without limitation, individuals, institutional investors, intermediaries that sell shares of the Fund, consultants and third-party data providers) whose request for such information satisfies and/or serves a legitimate business purpose for the Fund. Examples of portfolio characteristics information include, but are not limited to, statistical information about a Fund’s portfolio. Portfolio characteristics information that is made available upon request would normally include:

•

Asset Allocation Information – The allocation of a Fund’s portfolio among asset classes, regions, countries, industries, sub-industries, sectors, sub-sectors, strategies or subadvisers; credit quality ratings; and weighted average market capitalization ranges.

•

Financial Characteristics Information – The financial characteristics of a Fund’s portfolio, such as alpha; beta; R-squared; Sharpe ratio; information ratio; standard deviation; tracking error; various earnings and price based ratios (e.g., price-to-earnings and price-to-book); value at risk (VaR); duration information; weighted-average maturity/life; portfolio turnover; attribution; and other aggregated risk statistics (e.g., aggregate liquidity classification information).

In accordance with the policy, this type of portfolio characteristics information that is made available upon request will be disclosed in accordance with, and subject to the time lag indicated in, the schedule below. This portfolio characteristics information may be requested by calling Goldman Sachs & Co. LLC toll-free at 1-800-526-7384 (for Class A, Class C, Class R and Investor Shareholders) or 1-800-621-2550 (for Institutional, Service, Administration, Separate Account Institutional, Class R6, Capital, Cash Management, Preferred, Premier, Resource, Select, Drexel Hamilton and Class P Shareholders). Portfolio characteristics information that is otherwise publicly available may be disclosed without these time lags.

The type and volume of portfolio characteristics information that is made available upon request will vary among the Goldman Sachs Funds (depending on the investment strategies and the portfolio management team of the applicable Fund). If portfolio characteristics information is disclosed to one recipient, it must also be disclosed to all other eligible recipients requesting the same information. However, under certain circumstances, the volume of portfolio characteristics information provided to one recipient may differ from the volume of portfolio characteristics information provided to other recipients.

Type of Information	When Available Upon Request
Portfolio Characteristics Information (Except for Aggregate Liquidity Classification Information)

Prior to 15 Business Days After Month-End: Cannot disclose without (i) a confidentiality agreement; (ii) an agreement not to trade on the basis of non-public information in violation of the federal securities laws; and (iii) legal or compliance approval.

15 Business Days After Month-End: May disclose to (i) shareholders and (ii) any non-shareholder whose request satisfies and/or serves a legitimate business purpose for the applicable Fund.

Aggregate Liquidity Classification Information

Prior to 90 Calendar Days After Month-End: Cannot disclose without (i) a confidentiality agreement; (ii) an agreement not to trade on the basis of non-public information in violation of the federal securities laws; and (iii) legal or compliance approval.

90 Calendar Days After Month-End: May disclose to (i) shareholders and (ii) any non-shareholder whose request satisfies and/or serves a legitimate business purpose for the applicable Fund.

In addition, the Funds described in this SAI currently intend to publish certain portfolio characteristics information on the Trust’s website (http://www.gsamfunds.com) as of the end of each month or fiscal quarter, and such information will generally be subject to a 15 day lag. Operational disruptions and other systems disruptions may delay the posting of this information on the Trust’s website or the availability of this information by calling Goldman Sachs & Co. LLC at the toll-free numbers listed above.

Oversight of the Policy. Under the policy, Fund Representatives will periodically supply the Board of the Trustees with a list of third parties who receive non-public portfolio holdings information and material, non-public portfolio characteristics information pursuant to an ongoing arrangement subject to a confidentiality agreement and agreement not to trade on the basis of such information in violation of the federal securities laws. In addition, the Board receives information, on a quarterly basis, on such arrangements that were permitted during the preceding quarter. Under the policy, the Investment Adviser’s legal and compliance personnel authorize the disclosure of portfolio holdings information and portfolio characteristics information.

Disclosure of Current NAV Per Share

Each Fund’s current NAV per share is available through the Funds’ website at www.gsamfunds.com or by contacting the Funds at 1-800-526-7384.

Miscellaneous

As stated in the Prospectuses, the Trust may authorize Intermediaries and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust’s behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. In some, but not all, cases these payments will be pursuant to an Administration, Distribution, Service, Shareholder Administration, Capital Administration or Select Plan described in the Prospectuses and the following sections. Certain Intermediaries or other institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

Line of Credit

As of August 31, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the fiscal year ended August 31, 2020, the Funds did not have any borrowings under the facility.

Large Trade Notifications

The Transfer Agent may from time to time receive notice that an Intermediary has received a purchase, redemption or exchange order for a large trade in a Fund’s shares. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order may not have been processed at the time the Fund entered into such portfolio transactions. This practice provides for a closer correlation between the time shareholders place large trade orders and the time a Fund enters into portfolio transactions based on those orders, and may permit the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemption orders. The Intermediary may not, however, ultimately process the order. In this case, if (i) the Fund enters into portfolio transactions in anticipation of an order for a large redemption of Fund shares or (ii) the Fund enters into portfolio transactions in anticipation of an order for a large purchase of Fund shares, and such portfolio transactions occur on the date on which the Intermediary indicated that such order would occur, the Fund will bear any borrowing, trading overdraft or other transaction costs or investment losses resulting from such portfolio transactions. Conversely, the Fund would benefit from any earnings and investment gains resulting from such portfolio transactions.

Corporate Actions

From time to time, the issuer of a security held in a Fund’s portfolio may initiate a corporate action relating to that security. Corporate actions relating to equity securities may include, among others, an offer to purchase new shares, or to tender existing shares, of that security at a certain price. Corporate actions relating to debt securities may include, among others, an offer for early redemption of the debt security, or an offer to convert the debt security into stock. Certain corporate actions are voluntary, meaning that a Fund may only participate in the corporate action if it elects to do so in a timely fashion. Participation in certain corporate actions may enhance the value of a Fund’s investment portfolio.

In cases where a Fund or its Investment Adviser receives sufficient advance notice of a voluntary corporate action, the Investment Adviser will exercise its discretion, in good faith, to determine whether a Fund will participate in that corporate action. If a Fund or its Investment Adviser does not receive sufficient advance notice of a voluntary corporate action, the Fund may not be able to timely elect to participate in that corporate action. Participation or lack of participation in a voluntary corporate action may result in a negative impact on the value of a Fund’s investment portfolio.

ADMINISTRATION PLANS

(Administration and Preferred Shares Only)

The Trust, on behalf of each applicable Fund, has adopted an administration plan with respect to the Administration Shares (the “Administration Shares Plan”) and Preferred Shares (the “Preferred Plan,” and together with the Administration Shares Plan, the “Administration Plans”). The Administration Plans authorize Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares.

Pursuant to the Administration Plans, the Trust, on behalf of each applicable Fund, enters into agreements with service organizations which purchase Administration Shares or Preferred Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Administration Shares or Preferred Shares, (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions, (iv) process or assist in processing confirmations concerning customer orders to purchase, redeem and exchange Administration Shares, and (v) facilitate the inclusion of the Fund in accounts, products or services offered to customers by or through service organizations. In addition, with respect to Administration Shares, service organizations may agree to: (i) process, or assist in processing, dividend payments on behalf of customers, and (ii) perform other related services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of all other Funds, and 0.10% (on an annualized basis) of the average daily net assets of the Preferred Shares of each applicable Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares and Preferred Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each Fund under its applicable Administration Shares Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$92,542	$60,063	$27,260
Financial Square Money Market Fund	12,620	5,342	8,677
Financial Square Treasury Obligations Fund	5,272,818	4,646,382	3,578,875
Financial Square Treasury Instruments Fund	4,304,049	5,376,660	5,979,834
Financial Square Government Fund	14,131,618	12,657,896	10,348,081
Financial Square Federal Instruments Fund	153,932	136,306	132,827
Financial Square Treasury Solutions Fund	1,015,183	894,586	698,866
Investor Money Market Fund	91,068	253,180	261,827
Investor Tax-Exempt Money Market Fund	759	475	7,034

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the fees to which it was entitled pursuant to the Administration Shares Plans, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$1	$1
Financial Square Money Market Fund	0	0	1
Financial Square Treasury Obligations Fund	0	9	382
Financial Square Treasury Instruments Fund	0	11	197
Financial Square Government Fund	0	25	32
Financial Square Federal Instruments Fund	0	0	17
Financial Square Treasury Solutions Fund	0	2	7
Investor Money Market Fund	0	2	0
Investor Tax-Exempt Money Market Fund	1	0	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rate for this period for each applicable Fund was 0.25%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rate for this period for each applicable Fund was 0.25%.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rate for this period for each applicable Fund was 0.25%.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each applicable Fund under the Preferred Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$390	$2,624	$1,649
Financial Square Money Market Fund	318	2,106	945
Financial Square Treasury Obligations Fund	45,817	356,578	167,112
Financial Square Treasury Instruments Fund	12,865	61,544	44,927
Financial Square Government Fund	108,998	980,312	770,517
Financial Square Federal Instruments Fund	1,225	9,421	803
Financial Square Treasury Solutions Fund	5,384	38,254	40,424
Investor Tax-Exempt Money Market Fund	42	63	48

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the fees to which it was entitled pursuant to the Preferred Plan, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	1	$0	$0
Financial Square Money Market Fund	0	0	0
Financial Square Treasury Obligations Fund	2	3	4
Financial Square Treasury Instruments Fund	1	1	0
Financial Square Government Fund	6	9	9
Financial Square Federal Instruments Fund	0	0	0
Financial Square Treasury Solutions Fund	0	0	31
Investor Tax-Exempt Money Market Fund	0	0	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rate for this period for each applicable Fund was 0.10%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rate for this period for each applicable Fund was 0.10%.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rate for this period for each applicable Fund was 0.10%.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974, as amended (“ERISA”)) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Administration Shares and Preferred Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Administration Shares or Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Administration Shares or Preferred Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Administration Plans and all Service Agreements at a meeting called for the purpose of voting on such Administration Plans and Service Agreements on June 16-17, 2020. The Administration Plans and Service Agreements will remain in effect until June 30, 2021, and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

An Administration Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Administration Plan may not be made, unless approved by the Trustees in the manner described above. An Administration Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Administration Shares or Preferred Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Administration Shares or Preferred Shares of the affected Funds on not more than sixty (60) days written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Administration Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Administration Plans will benefit the Funds and holders of Administration Shares and Preferred Shares of such Funds.

SERVICE PLANS AND SHAREHOLDER ADMINISTRATION PLANS

(Service Shares Only)

The Trust has adopted a service plan (the “Service Plan”) and a separate shareholder administration plan (the “Shareholder Administration Plan”) on behalf of each Fund with respect to the Service Shares (collectively, the “Service Shares Plans”). The Plans authorize the Funds to compensate service organizations for providing certain personal and account maintenance services and shareholder administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Service Shares Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase Service Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Funds; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

(ii) Shareholder administration services, including: (a) acting, or arranging for another party to act, as recordholder and nominee of the Service Shares beneficially owned by the service organization’s customers; (b) establishing and maintaining, or assist in establishing and maintaining, individual accounts and records of customers who beneficially own Service Shares; (c) processing, or assist in processing, confirmations concerning customer orders to purchase, redeem and exchange Service Shares; (d) receiving and transmitting, or assist in receiving and transmitting, funds representing the purchase price or redemption proceeds of such Service Shares; (e) processing dividend payments on behalf of customers; (f) facilitating the inclusion of Funds in accounts, products or services offered to customers by or through Intermediaries; and (g) performing other related services which do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-1 under the Act or “personal and account maintenance services” within the meaning of applicable FINRA Rules, or any successor rules thereto.

As compensation for such services, the Trust, on behalf of each other Fund, pays each service organization a service fee in an amount up to 0.25% (on an annualized basis) and a shareholder administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Funds’ Service Shares attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each Fund to service organizations pursuant to its applicable Service Plan and Shareholder Administration Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$2,086	$25,970	$2,068
Financial Square Money Market Fund	118	350	1,932
Financial Square Treasury Obligations Fund	5,434,722	5,458,267	5,557,785
Financial Square Treasury Instruments Fund	287,900	531,593	147,912
Financial Square Government Fund	4,028,150	3,073,589	2,069,589
Financial Square Federal Instruments Fund	51,814	50,075	70,503
Financial Square Treasury Solutions Fund	765,318	604,756	706,431
Investor Money Market Fund	247,794	12,571	170
Investor Tax-Exempt Money Market Fund	4,968	7,935	4,455

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Service Shares Plans, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$1	$0	$0
Financial Square Money Market Fund	1	0	0
Financial Square Treasury Obligations Fund	0	11	6
Financial Square Treasury Instruments Fund	1	2	1
Financial Square Government Fund	0	6	32
Financial Square Federal Instruments Fund	1	0	0
Financial Square Treasury Solutions Fund	0	1	28
Investor Money Market Fund	0	0	0
Investor Tax-Exempt Money Market Fund	0	1	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Service Shares Plan fees, and the effective fee rate for this period for each Fund was 0.50%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**	During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Service Shares Plan fees, and the effective fee rate for this period for each Fund was 0.50%.
***	During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Service Shares Plan fees, and the effective fee rate for this period for each Fund was 0.50%.

The Trust has adopted each Service Plan (but not each Shareholder Administration Plan) pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the service organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company such as the Trust may bear expenses associated with the distribution of its securities. In particular, such an investment company cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of securities issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Service Shares Plans and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Service Shares Plans.

During the fiscal year ended August 31, 2020, Goldman Sachs incurred the following expenses in connection with distribution activities under the Service Plan for each Fund:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Prime Obligations Fund	$0	$1	$0	$0	$0	$1
Financial Square Money Market Fund	0	0	0	0	0	0
Financial Square Treasury Obligations Fund	0	29,181	9,889	519	943	40,532
Financial Square Treasury Instruments Fund	0	6,010	2,071	109	198	8,387
Financial Square Government Fund	0	15,701	5,407	284	516	21,907
Financial Square Federal Instruments Fund	0	14	0	0	0	14
Financial Square Treasury Solutions Fund	0	11,201	3,810	200	363	15,574
Investor Money Market Fund	0	549	61	3	6	619
Investor Tax-Exempt Money Market Fund	0	2	0	0	0	2

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Service Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Service Shares Plans and the Service Agreements at a meeting called for the purpose of voting on such Service Shares Plans and Service Agreements on June 16-17, 2020. The Service Shares Plans and related Service Agreements will remain in effect until June 30, 2021. The Service Shares Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Service Shares Plans may not be amended (but the Shareholder Administration Plan may be amended) to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Funds, and all material amendments of the Service Shares Plans must also be approved by the Trustees in the manner described above. A Service Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as a Service Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the applicable Funds and holders of Service Shares of such Funds.

SELECT PLAN

(Select Shares Only)

The Trust, on behalf of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments and Investor Tax-Exempt Money Market Funds, has adopted a select plan with respect to the Select Shares

(the “Select Plan”) which authorizes the Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares. Pursuant to the Select Plan, the Trust, on behalf of such Funds, enters into agreements with service organizations that purchase Select Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Select Shares, and (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions. As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.03% (on an annualized basis) of the average daily net assets of the Select Shares of each Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Select Shares should be directed to the owners’ service organizations.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each Fund to service organizations pursuant to the Select Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$19,802	$22,352	$10,158
Financial Square Money Market Fund	5,878	9,691	5,526
Financial Square Treasury Obligations Fund	19,974	19,410	30,557
Financial Square Treasury Instruments Fund	80,926	87,840	21,895
Financial Square Government Fund	147,401	195,569	664,979
Financial Square Federal Instruments Fund	15	14	15
Financial Square Treasury Solutions Fund	2,872	1,920	2,480
Investor Tax-Exempt Money Market Fund	0	7,935	434

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled under the Select Plan, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$0	$0
Financial Square Money Market Fund	0	1	0
Financial Square Treasury Obligations Fund	0	0	4
Financial Square Treasury Instruments Fund	0	1	1
Financial Square Government Fund	0	4	17
Financial Square Federal Instruments Fund	0	1	0
Financial Square Treasury Solutions Fund	0	1	0
Investor Tax-Exempt Money Market Fund	0	1	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Select Plan fees, and the effective fee rate for this period for each applicable Fund was 0.03%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Select Plan fees, and the effective fee rate for this period for each applicable Fund was 0.03%.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Select Plan fees, and the effective fee rate for this period for each applicable Fund was 0.03%.

Conflict of interest restrictions (including the ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Select Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Select Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Select Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Select Plan and Service Agreements at a meeting called for the purpose of voting on the Select Plan and Service Agreements on June 16-17, 2020. The Select Plan and Service Agreements will remain in effect until June 30, 2021. The Select Plan and Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Select Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Plan may not be made, unless approved by the Trustees in the manner described above. The Select Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Select Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Select Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Select Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Select Plan will benefit the Funds and holders of Select Shares of such Funds.

CAPITAL ADMINISTRATION PLAN

(Capital Shares Only)

The Trust, on behalf of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments and Investor Tax-Exempt Money Market Funds, has adopted a capital administration plan with respect to the Capital Shares (the “Capital Administration Plan”). The Capital Administration Plan authorizes the Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares.

Pursuant to the Capital Administration Plan, the Trust, on behalf of such Funds, enters into agreements with service organizations which purchase Capital Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Capital Shares, (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions, (iv) process or assist in processing confirmations concerning customer orders to purchase, redeem and exchange Capital Shares, and (v) facilitating the inclusion of the Funds in accounts, products or services offered to customers by or through the service organization, for example, retirement, asset allocation, bank trust, private banking, cash management or sweep accounts, programs or services.

As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.15% (on an annualized basis) of the average daily net assets of the Capital Shares of each Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Capital Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each Fund to service organizations pursuant to the Capital Administration Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$10,785	$7,822	$1,913
Financial Square Money Market Fund	21,294	8,100	2
Financial Square Treasury Obligations Fund	661,227	500,850	484,787
Financial Square Treasury Instruments Fund	1,391,696	1,057,363	1,001,279
Financial Square Government Fund	2,310,644	2,125,585	1,564,212
Financial Square Federal Instruments Fund	1,577	1,844	20,120
Financial Square Treasury Solutions Fund	268,689	252,714	274,397
Investor Tax-Exempt Money Market Fund	2	2	1

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive a portion of the administration fees to which it was entitled pursuant to the Capital Administration Plan, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$0	$0
Financial Square Money Market Fund	0	0	2
Financial Square Treasury Obligations Fund	0	0	76
Financial Square Treasury Instruments Fund	0	3	3
Financial Square Government Fund	0	6	32
Financial Square Federal Instruments Fund	0	0	0
Financial Square Treasury Solutions Fund	0	1	3
Investor Tax-Exempt Money Market Fund	2	2	2

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Capital Administration Plan fees, and the effective fee rate for each applicable Fund was 0.15%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Capital Administration Plan fees, and the effective fee rate for each applicable Fund was 0.15%.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive all or a portion of the Capital Administration Plan fees, and the effective fee rate for each applicable Fund was 0.15%.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Capital Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Capital Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Capital Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, initially voted to approve the Capital Administration Plan and Service Agreements at a meeting called for the purpose of voting on such Capital Administration Plan and Service Agreements on June 16-17, 2020. The Capital Administration Plan and Service Agreements will remain in effect until June 30, 2021 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Capital Administration Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Capital Administration Plan may not be made, unless approved by the Trustees in the manner described above. The Capital Administration Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Capital Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Capital Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Capital Administration Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Capital Administration Plan will benefit the Funds and holders of Capital Shares of such Funds.

SERVICE PLAN AND ADMINISTRATION PLAN

(Premier Shares Only)

The Trust has adopted a service plan and administration plan on behalf of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments and Investor Tax-Exempt Money Market Funds with respect to the Premier Shares (as used in this section, the “Plans”). The Plans authorize the Funds to compensate service organizations for providing certain personal and account maintenance services and administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase Premier Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

(ii) Administration services, including: (a) acting or arranging for another party to act, as recordholder and nominee of all Premier Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to Premier Shares owned by each customer; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange Premier Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of Premier Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for Premier Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

As compensation for such services, the Trust, on behalf of each Fund, pays each service organization a service fee in an amount up to 0.10% (on an annualized basis) and an administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Premier Shares of each Fund attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Premier Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each Fund to service organizations pursuant to the Plans (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$4	$4	$4
Financial Square Money Market Fund	4	4	4
Financial Square Treasury Obligations Fund	68,550	57,061	18,499
Financial Square Treasury Instruments Fund	518,952	488,090	333,049
Financial Square Government Fund	664,070	697,625	661,985
Financial Square Federal Instruments Fund	182	179	176
Financial Square Treasury Solutions Fund	477,976	482,853	150,608
Investor Tax-Exempt Money Market Fund	4	4	3

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive all or a portion of the fees to which it was entitled pursuant to the Plans, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$0	$0
Financial Square Money Market Fund	0	0	0
Financial Square Treasury Obligations Fund	0	0	0
Financial Square Treasury Instruments Fund	0	1	12
Financial Square Government Fund	0	3	4
Financial Square Federal Instruments Fund	0	0	1
Financial Square Treasury Solutions Fund	0	0	2
Investor Tax-Exempt Money Market Fund	0	0	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rate for each applicable Fund was 0.35%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**	During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rate for each applicable Fund was 0.35%.
***	During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rate for each applicable Fund was 0.35%.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Premier Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Premier Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Premier Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on June 16-17, 2020. The Plans and related Service Agreements will remain in effect until June 30, 2021. The Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

Each Plan may not be amended to increase materially the amount of compensation payable for services and expenses described therein, and other material amendments to each Plan shall not be made, unless approved by the Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Premier Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Premier Shares of the affected Fund on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and holders of Premier Shares of such Funds.

DISTRIBUTION AND SERVICE PLANS

(Class A, Class C, Cash Management and Resource Shares Only)

Class A Shares and Class C Shares Distribution and Service Plans. As described in the Prospectuses, the Trust, on behalf of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund, has adopted distribution and service plans pursuant to Rule 12b-1 under the Act with respect to Class A Shares and Class C Shares (each, a “Plan,” and collectively, the “Plans”). See “Shareholder Guide—Distribution and Service Fees” and/or “Shareholder Guide—Personal Account Maintenance Services and Fees for Class C Shares” in the applicable Prospectus. The Plans finance distribution and other services that are provided to investors in each Fund. In addition, the Plans are intended assist the Funds in reaching and maintaining asset levels that are efficient for the Fund’s operations and investments.

The Plans were most recently approved on June 16-17, 2020 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans, cast at a meeting called for the purpose of approving the Plans.

The compensation for distribution services payable under the Class A Shares Plan to Goldman Sachs may not exceed 0.25% per annum of the average daily net assets attributable to Class A Shares of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund. The compensation for distribution services payable under the Class C Shares Plan to Goldman Sachs may not exceed 0.75% per annum of the average daily net assets attributable to Class C Shares of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund. In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Intermediaries after the shares have been held for one year.

Under the Plan for Class C Shares, Goldman Sachs is also entitled to receive a separate fee for personal and account maintenance services equal to 0.25% (on an annualized basis) of each Fund’s average daily net assets attributable to Class C Shares. This fee may be used to make payments to Goldman Sachs, Intermediaries and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares of their accounts or similar services not otherwise provided on behalf of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund. In connection with the sales of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Intermediaries after the shares have been held for one year. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plan for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by FINRA.

Each Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fees exceed Goldman Sachs’ expenses, Goldman Sachs may realize a profit from these arrangements. The distribution fees received by Goldman Sachs under the Plans and CDSCs (as applicable) on Class A and Class C Shares may be sold by Goldman Sachs as Distributor to entities which provide financing for payments to Intermediaries in respect of sales of Class A and Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fees as compensation for its services and expenses of distributing the Funds’ Class A and Class C Shares.

Under each Plan, Goldman Sachs, as Distributor of the Funds’ Class A and Class C Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures made.

The Plans will remain in effect until June 30, 2021 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans. The Plans may not be amended to increase materially the amount of distribution compensation described therein without approval of a majority of the outstanding shares of each affected share class, but may be amended without shareholder approval to increase the amount of non-distribution compensation. All material amendments to a Plan must also be approved by the Trustees of the Trust in the manner described above.

A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the shares of each affected share class. If a Plan was terminated by the Trustees of the Trust and no successor plan were adopted, the affected Funds would cease to make distribution payments to Goldman Sachs under the Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. So long as the Plan is in effect, the selection and nomination of non-interested Trustees will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Distribution and Service Plan will benefit the Financial Square Government Fund and its Class A and Class C shareholders, the Investor Money Market Fund and its Class A and Class C shareholders, and the Investor Tax-Exempt Money Market Fund and its Class A and Class C shareholders.

The following chart shows the distribution and service fees paid to Goldman Sachs for the fiscal years ended August 31, 2020, August 31, 2019 and the fiscal period ended August 31, 2018 by the Funds pursuant to the Class A Plan:

Fund	2020	2019	2018
Financial Square Government Fund	852,161	$261,738	$149,803
Investor Money Market Fund	45,214	145,063	6,657
Investor Tax-Exempt Money Market Fund	638,157	16,842	8,988

For the fiscal year ended August 31, 2020, the following expenses were incurred by Goldman Sachs in connection with distribution under the Class A Plan on behalf of the Funds:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Government Fund	765,464	29,145	10,896	572	1,039	807,117
Investor Money Market Fund	673,787	19,053	6,596	346	629	700,411
Investor Tax-Exempt Money Market Fund	36,615	399	86	5	8	37,113

The following chart shows the distribution and service fees paid to Goldman Sachs for the fiscal years ended August 31, 2020, August 31, 2019 and the fiscal period ended August 31, 2018 by the Funds pursuant to the Class C Plan:

Fund	2020	2019	2018
Financial Square Government Fund	57,767	$45,851	41,275
Investor Money Market Fund	244	103	309
Investor Tax-Exempt Money Market Fund	282	68	68

For the fiscal year ended August 31, 2019, the following expenses were incurred by Goldman Sachs in connection with distribution under the Class C Plan on behalf of the Funds:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Government Fund	$18,065	72	25	1	2	18,166
Investor Money Market Fund	10	0	0	0	0	10
Investor Tax-Exempt Money Market Fund	60	0	0	0	0	60

Cash Management Shares and Resource Shares Distribution Plans and Service Plans. As described in the Prospectuses, the Trust has adopted distribution plans pursuant to Rule 12b-1 under the Act with respect to Cash Management Shares and Resource Shares (the “Distribution Plans”). The Trust has also adopted separate service plans with respect to Cash Management Shares and Resource Shares (the “Service Plans” and together with the Distribution Plans, the “Plans”).

The Plans were most recently approved on June 16-17, 2020 on behalf of each applicable Fund by a majority vote of the Trust’s Board of Trustees, including a majority of the non-interested Trustees, cast at a meeting called for the purpose of approving the Plans. The Plans will remain in effect until June 30, 2021 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Board of Trustees of the Trust, including a majority of the non-interested Trustees. None of the Distribution Plans may be amended to increase materially the amount to be spent for the services described therein as to a particular Fund without approval of a majority of the outstanding Cash Management Shareholders or Resource Shareholders (as applicable) of that Fund. All material amendments to the Plans must also be approved by the Board of Trustees of the Trust in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the Cash Management Shares or Resource Shares (as applicable) of the applicable Fund. So long as the Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plans will benefit each Fund and its applicable class of Shareholders.

The compensation payable under the Cash Management Shares Distribution Plans may not exceed 0.30% per annum of the average daily net assets attributable to Cash Management Shares of the Funds. The compensation payable under the Resource Shares Distribution Plan may not exceed 0.15% per annum of the average daily net assets attributable to Resource Shares of the applicable Funds.

Goldman Sachs may pay up to the entire amount of its fee under the Distribution Plans to service organizations or other institutions for providing services in connection with the sale of Cash Management Shares or Resource Shares (as applicable). To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing Cash Management Shares or Resource Shares (as applicable). If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

Each Distribution Plan is a compensation plan which provides for the payment of specified distribution fees without regard to the distribution expenses actually incurred by Goldman Sachs. If each Distribution Plan were terminated by the Trust’s Board of Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2020, the fees contractually incurred by each Fund pursuant to the Cash Management Shares Distribution Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$3	$3	$3
Financial Square Money Market Fund	3	3	3
Financial Square Treasury Obligations Fund	84,164	4,010	245
Financial Square Treasury Instruments Fund	35,988	19,320	150
Financial Square Government Fund	508,317	44,875	15,641
Financial Square Federal Instruments Fund	37,145	170	150
Financial Square Treasury Solutions Fund	779,588	370,087	79,018
Investor Money Market Fund	102,452	103	1,995
Investor Tax-Exempt Money Market Fund	3	3	123

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Cash Management Shares Distribution Plans, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$1	$1
Financial Square Money Market Fund	0	1	1
Financial Square Treasury Obligations Fund	0	0	0
Financial Square Treasury Instruments Fund	0	0	0
Financial Square Government Fund	0	0	1
Financial Square Federal Instruments Fund	0	0	1
Financial Square Treasury Solutions Fund	0	1	0
Investor Money Market Fund	0	1	0
Investor Tax-Exempt Money Market Fund	0	1	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate for each applicable Fund was 0.30%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate for each applicable Fund was 0.30%.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate for each applicable Fund was 0.30%.

During the fiscal year ended August 31, 2020, Goldman Sachs incurred the following expenses in connection with distribution under the Cash Management Shares Distribution Plan for each Fund:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Prime Obligations Fund	$0	$0	$0	$0	$0	$0
Financial Square Money Market Fund	0	0	0	0	0	0
Financial Square Treasury Obligations Fund	69,417	36	8	0	1	69,463
Financial Square Treasury Instruments Fund	29,319	19	6	0	1	29,346
Financial Square Government Fund	422,670	286	99	5	9	423,070
Financial Square Federal Instruments Fund	21,597	32	0	0	0	21,629
Financial Square Treasury Solutions Fund	626,939	422	52	3	5	627,421
Investor Money Market Fund	103,052	103	0	0	0	103,155
Investor Tax-Exempt Money Market Fund	0	0	0	0	0	0

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each applicable Fund pursuant to the Resource Shares Distribution Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$2	$0	$1
Financial Square Money Market Fund	2	2	1
Financial Square Treasury Obligations Fund	0	2	2
Financial Square Treasury Instruments Fund	0	2	2
Financial Square Government Fund	120,000	94,197	105,040
Financial Square Treasury Solutions Fund	0	2	2
Investor Money Market Fund	16	16	51
Investor Tax-Exempt Money Market Fund	4,041	3,422	4,906

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Resource Shares Distribution Plan, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$0	$2
Financial Square Money Market Fund	0	2	2
Financial Square Treasury Obligations Fund	0	2	2
Financial Square Treasury Instruments Fund	0	0	2
Financial Square Government Fund	0	0	2
Financial Square Treasury Solutions Fund	0	2	2
Investor Money Market Fund	1	1	0
Investor Tax-Exempt Money Market Fund	0	0	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate for each applicable Fund was 0.15%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.00%, 0.00%, 0.00%, 0.00%, 0.15%, 0.00%, 0.15% and 0.15%, respectively.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.15%, 0.00%, 0.00%, 0.00%, 0.15%, 0.00%, 0.15% and 0.15%, respectively.

During the fiscal year ended August 31, 2020, Goldman Sachs incurred the following expenses in connection with distribution under the Resource Shares Distribution Plan for each applicable Fund:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Prime Obligations Fund	$0	$0	$0	$0	$0	$0
Financial Square Money Market Fund	0	0	0	0	0	0
Financial Square Treasury Obligations Fund	0	0	0	0	0	0
Financial Square Treasury Instruments Fund	0	0	0	0	0	0
Financial Square Government Fund	127,628	3,013	1,061	56	101	131,859
Financial Square Treasury Solutions Fund	0	0	0	0	0	0
Investor Money Market Fund	0	0	0	0	0	0
Investor Tax-Exempt Money Market Fund	3,632	7	0	0	0	3,639

Pursuant to the Service Plans, the Trust, on behalf of each applicable Fund, enters into agreements with service organizations which purchase Cash Management Shares or Resource Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Administration services, including: (a) acting, or arranging for another party to act, as recordholder and nominee of all Cash Management Shares or Resource Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to Cash Management Shares or Resource Shares owned by customers; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange Cash Management Shares or Resource Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of such Cash Management Shares or Resource Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for Cash Management Shares or Resource Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

(ii) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (b) acting as liaison between customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

As compensation for such services under each Service Plan, the Trust on behalf of each Fund pays each service organization a fee in an amount up to 0.50% (on an annual basis) of the average daily net assets of the Cash Management Shares or Resource Shares of each Fund attributable to or held in the name of such service organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The Trust, on behalf of a Fund, accrues payments made to a service organization pursuant to a Service Agreement daily. The Service Agreements shall terminate automatically if assigned. All inquiries of beneficial owners of Cash Management Shares or Resource Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each Fund pursuant to its applicable Cash Management Shares Service Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$5	$5	$5
Financial Square Money Market Fund	5	5	5
Financial Square Treasury Obligations Fund	140,272	6,683	409
Financial Square Treasury Instruments Fund	59,979	32,200	249
Financial Square Government Fund	847,195	74,791	26,068
Financial Square Federal Instruments Fund	61,909	282	251
Financial Square Treasury Solutions Fund	1,299,314	616,811	131,696
Investor Money Market Fund	170,753	47,805	3,325
Investor Tax-Exempt Money Market Fund	5	5	205

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Cash Management Shares Service Plan, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$1	$1
Financial Square Money Market Fund	0	1	1
Financial Square Treasury Obligations Fund	0	0	0
Financial Square Treasury Instruments Fund	0	0	0

Fund	2020*	2019**	2018***
Financial Square Government Fund	0	0	1
Financial Square Federal Instruments Fund	0	1	1
Financial Square Treasury Solutions Fund	11	0	0
Investor Money Market Fund	0	0	0
Investor Tax-Exempt Money Market Fund	0	1	7

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each applicable Fund, and the effective fee rate during this fiscal period for each applicable Fund was 0.50%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each applicable Fund, and the effective fee rate during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.36%, 0.36%, 0.36%, 0.35%, 0.50%, 0.35%, 0.50% and 0.50%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each applicable Fund, and the effective fee rate during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.36%, 0.36%, 0.36%, 0.35%, 0.50%, 0.35%, 0.50% and 0.50%, respectively.

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the fees contractually incurred by each applicable Fund pursuant to the Resource Shares Service Plan (prior to applicable waivers) were as follows:

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$5	$7	$5
Financial Square Money Market Fund	5	5	5
Financial Square Treasury Obligations Fund	7	5	5
Financial Square Treasury Instruments Fund	7	5	5
Financial Square Government Fund	400,001	313,990	350,133
Financial Square Treasury Solutions Fund	7	5	5
Investor Money Market Fund	53	52	170
Investor Tax-Exempt Money Market Fund	13,468	11,407	16,353

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Resource Shares Service Plan, as follows:

Fund	2020*	2019**	2018***
Financial Square Prime Obligations Fund	$0	$3	$1
Financial Square Money Market Fund	0	1	1
Financial Square Treasury Obligations Fund	0	1	1
Financial Square Treasury Instruments Fund	0	0	2
Financial Square Government Fund	0	1	9
Financial Square Treasury Solutions Fund	0	5	1
Investor Money Market Fund	0	1	0
Investor Tax-Exempt Money Market Fund	1	0	0

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for each applicable Fund was 0.50%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**

During the fiscal year ended August 31, 2019, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.36%, 0.36%, 0.36%, 0.35%, 0.50%, 0.35%, 0.50% and 0.50%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

***

During the fiscal year ended August 31, 2018, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.36%, 0.36%, 0.36%, 0.35%, 0.50%, 0.35%, 0.50% and 0.50%, respectively.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Cash Management Shares or Resource Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Cash Management Shares or Resource Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Cash Management Shares or Resource Shares on behalf of their customers may be required to register as dealers.

Principal Holders of Securities

As of December 1, 2020, the following shareholders were shown in the Trust’s records as owning more than 5% of any class of a Fund’s shares. Except as listed below, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of a Fund’s shares.

Financial Square Prime Obligations Fund

Share Class	Name/Address	Percentage of Class
Administration Shares	Amalgamated Bank of Chicago, 30 N Lasalle St, 38th Floor, Chicago, IL 60602-2590	90.42%
Capital Shares	Bank Of Oklahoma NA, Actus Holdings LLC, 3100 Norge Rd., Chickasha, OK 73018-6169	62.54%
	Bank Of Oklahoma NA, Mackellar Inc., P.O. Box 18298, Oklahoma City, OK 73154-0298	17.50%
	First National Capital Mkts Inc., NHS Orthopedic Services Inc., 987450 Nebraska Medical Center, Omaha, NE 68198-7450	13.73%
	Bank Of Oklahoma NA, BBJ LLC, P.O. Box 18298, Oklahoma City, OK 73154-0298	5.69%
Cash Management Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	99.99%
Institutional Shares	Wells Fargo Clearing Services LLC, A/C 1699-0135, Special Custody Account FBO Customer, 2801 Market St., Saint Louis, MO 63103-2523	33.42%*
	LPL Financial Corporation, FBO Customer Accounts, Attn: Mutual Fund Operations, PO Box 509046, San Diego, CA 92150-9046	10.17%
	National Financial Services, FBO Customers, Mutual Funds, Attn. Mutual Funds Department 4th floor, 499 Washington Blvd., Jersey City, NJ 07310-1995	5.26%
Preferred Shares	BB & T Capital Markets, Oneal Inc., 10 Falcon Crest Dr., Suite 300, Greenville, SC 29607-1586	69.87%
	Bank of Oklahoma NA, West Texas Automation Inc., P.O. Box 1610, Joshua, TX 76058-1610	29.80%
Premier Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Resource Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Service Shares	Delaware Trust Company, CSC Trust company of Delaware, 251 Little Falls Drive, Wilmington, DE 19808-1674	98.00%
Select Shares	Wells Fargo Bank NA, FBO Customers, Attn Money funds, 1525 W WT Harris Blvd, MSC D1109-010, Charlotte, NC 28288-1076	28.94%
	Bank Of Oklahoma NA, Cisco Eagle Inc., 10015 E 51st ST., Tulsa, OK 74146-5730	18.15%
	Bank Of Oklahoma NA, Strat Land Exploration Co., 15 E St, Suite 2020, Tulsa, OK 74103-4318	12.61%
	Bank Of Oklahoma NA, Darden Resources Inc., 15 E St, Suite 2020, Tulsa, OK 74103-4318	11.08%
	Bank Of Oklahoma NA, 15 E St, Suite 2020, Tulsa, OK 74103-4318	8.07%

Financial Square Money Market Fund

Share Class	Name/Address	Percentage of Class
Administration Shares	Bank Of Oklahoma NA, 3623 NW 36TH, Oklahoma City, OK 73112-6320	24.63%
	Bank Of Oklahoma NA, 3623 NW 36TH, Oklahoma City, OK 73112-6320	24.22%
	Bank Of Oklahoma NA, 3623 NW 36TH, Oklahoma City, OK 73112-6320	24.22%
	Citibank NA, 480 Washington Blvd, Fl 30, Jersey City, NJ 07310-2053	15.91%
Capital Shares	BB & T Capital Markets, Chesapeake Containment Sys., 2690D Salisbury Hwy, Statesville, NC 28677-1154	26.22%
	Bank Leumi USA , Curv Inc., 488 Madison Ave., New York, NY 10022-5702	26.03%
	Bank Leumi USA, 22 Cherry Lane, Kings Point, NY 11024-1153	21.96%
	Bank Leumi USA, 22 Cherry Lane, Kings Point, NY 11024-1153	15.21%
	BB & T Capital Markets, Rock Corner Properties, 1419 Rock Corner Rd, Forest City, NC 28043-7668	10.56%
Cash Management Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	99.99%
Institutional Shares	BOFA Securities, INC, 200 N College St, 3rd Flr North, Charlotte, NC 28202-2191	13.91%
	Cachematrix Holdings LLC, Bankers Life And Casualty Company, C/O 40/86 Advisors Inc., 535 N College Dr., Carmel, IN 46032-5622	9.56%
	Wells Fargo Bank NA, FBO Customers, Attn Money funds, 1525 W WT Harris Blvd, MSC D1109-010, Charlotte, NC 28288-1076	8.54%
	MSCS Financial Services LLC, Zions First National Bank, P.O. Box 30880, Salt Lake City, UT 84130-0880	7.83%
	Cachematrix Holdings LLC, CNO Financial Group Inc., C/O 40/86 Advisors Inc., 535 N College Dr., Carmel, IN 46032-5622	7.56%
Preferred Shares	Goldman Sachs Direct EX DLR Accounts, Hamilton Engineering & Surveying Inc., 3409 W Lemon St., Tampa, FL 33609-1433	92.65%
	Bank Leumi USA, 425 E 58th St., Apt. 16D, New York, NY 10022-2379	5.74%
Premier Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Resource Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Select Shares	Bank Of Oklahoma NA, Bonray Investments LLC, 1313 E 45th St, Shawnee, OK 74804-2214	62.76%
	Bank Of Oklahoma NA, Looker Land Company LLC, 1721 Dorchester Pl, Oklahoma City, OK 73120-1007	18.46%
	Bank Of Oklahoma NA, Bonray Inc., 1313 E 45th St, Shawnee, OK 74804-2214	16.33%
Service Shares	One Bank & Trust NA, Treadway Properties Building Fund, 300 W Capital Ave., Little Rock, AR 72201-3544	41.59%
	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	39.34%
	Goldman Sachs Direct EX DLR Accounts, 30 Moreno Point Rd., PH 701C, Destin, FL 32541-3186	19.01%

Financial Square Treasury Obligations Fund

Share Class	Name/Address	Percentage of Class
Administration Shares	Hanco, C/O Hancock Whitney Bank Trust Division, 2285 Lakeshore Dr. Building 4, New Orleans, LA 70122-3533	15.30%
	Commerce Bank Of Kansas City, NA, Mori & Co, Attn. Trust Operations, 911 Main St. Suite 201, Kansas City, MO 64105-5304	13.84%
	Reliance Trust Co., 1100 Abernathy Rd., 500 NorthPark Suite 400, Atlanta, GA 30328-5634	13.76%
	Fulton Bank, The Fulton Company, P.O. Box 3215, Lancaster, PA 17604-3215	9.96%
	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	5.50%
	M & T Bank, Tice & Co., C/O M&T Trust Co., P.O. Box 1377, Buffalo, NY 14240-1377	5.38%
	TD Banknorth NA, Attn. Deposit Accounting, P.O. Box 1377, Lewiston, ME 04243-1377	5.33%
	MSCS Financial Services LLC, Stratevest & Co, PO Box 2499, Brattleboro, VT 05303-2499	5.13%
Capital Shares	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	8.76%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	9.50%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	7.31%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	7.52%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	6.72%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	5.14%
Cash Management Shares	Pershing LLC, BNY Mellon NA, FB Bank of Custody Solution, Attn. Cash Management, 1 Pershing Plaza, Jersey City, NJ 07399-0001	54.58%
	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	45.41%
Institutional Shares	Hare & Co, C/O The Bank of New York, STIF Department, 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057-1382	14.62%
	Wells Fargo Bank NA, FBO Customers, Attn Money funds, 1525 W WT Harris Blvd, MSC D1109-010, Charlotte, NC 28288-1076	7.41%
	Hare & Co, C/O The Bank of New York, STIF Department, 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057-1382	5.57%
	Booking Holdings Treasury Company, Attn. Treasury, 251 Little Falls Dr., Wilmington, DE 19808-1674	5.21%
Preferred Shares	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	31.12%
	BBC Partnership, 1401 Avenue Q, Lubbock, TX 79401-3819	25.44%
	M & T Bank, Tice & Co., C/O M&T Trust Co., P.O. Box 1377, Buffalo, NY 14240-1377	27.29%
	Union Bank & Trust Co., Indutricorp & Co., 312 Central Ave SE, Suite 508, Minneapolis, MN 55414-1166	8.85%
Premier Shares	Commerce Bank—SE MO, C&E Investment Properties Inc., 5845 Crystal tree Cors., Saint Louis, MO 63128-3207	26.00%
	Commerce Bank – Lenexa, Cement Masons and Plasters Local, 518 Health Care Fund Holding Account, 2156 W 2200 S, Salt Lake City, UT 84119-1326	14.65%
	Commerce Bank – Lenexa, Class LTD., 1200 Merle Evans Dr., P.O. Box 266, Columbus, KS, 66725-0266	11.74%
	Commerce Bank – Lenexa, Oklahoma Center for Nonprofits Inc., 720 W Wilshire Blvd., Suite 115, Oklahoma City, OK 73116-7737	5.89%
Service Shares	MSCS Financial Services LLC, Stratevest & Co, PO Box 2499, Brattleboro, VT 05303-2499	35.14%
	SEI Private Trust Company, SEI Private Trust Company, C/O City Regions Bank, 1 Freedom Valley Dr., Oaks, PA 19456-9989	34.99%

	Hare & Co, C/O The Bank of New York, STIF Department, 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057-1382	17.13%
Select Shares	Bank Of Oklahoma NA, Texas Oncology PA, 12221 Merit Dr., Suite 500, Dallas, TX 75251-3100	32.73%
	Enterprise Bank & Trust, 1281 N Warson Rd., Saint Louis, MO 63132-1805	28.57%
	Bank Of Oklahoma NA, Muscogee Creek Nation Health HIS, P.O. Box 580, Okmulgee, OK 74447-0580	28.83%
Resource Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%

Financial Square Treasury Instruments Fund

Share Class	Name/Address	Percentage of Class
Administration Shares	Hare & Co 2, C/O The Bank Of New York, Stif Department, 2nd Flr, 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	18.89%
	Goldman Sachs & Co, 295 Chipeta Way, Flr 4, Salt Lake City, UT 84108-1285	7.97%
	BMO Harris Bank NA, Account FBO BMO Harris Bank NA GS Investment, Sweep Account Holders Not in A, Fiduciary Capacity, 111 W Monroe St., Floor 9, Chicago, IL 60603-4096	5.72%
Capital Shares	CIBC Bank USA, The Private Bank and Trust Company, 120 S Lasalle St, Chicago, IL 60603-3403	29.28%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	14.11%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	12.81%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	7.88%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	5.27%
Cash Management Shares	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	97.83%
Institutional Shares	Hare & Co 2, C/O The Bank Of New York, Stif Department, 2nd Flr, 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	14.19%
	Goldman Sachs & Co, 295 Chipeta Way, Flr 4, Salt Lake City, UT 84108-1285	13.57%
	Hare & Co 2, C/O The Bank Of New York, Stif Department, 2nd Flr, 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	7.90%
Preferred Shares	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	72.06%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07302-4699	12.33%
Premier Shares	Bank Of Oklahoma, NaBank & Co., C/O Bank of Oklahoma, Attn. Trust Securities, P.O. Box 2180, Tulsa, OK 74101-2180	99.99%
Resource Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Service Shares	UMB Financial Services Inc., UMB Bank NA, 928 Grand Blvd, Kansas City, MO 64106-2008	85.45%
	Hare & Co 2, C/O The Bank Of New York, Stif Department, 2nd Flr, 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	7.30%
	Cenco, Compass Bank, Sweep Coordinator, 701 32nd St. S, Birmingham, AL 35233-3515	5.55%
Select Shares	Bank Of Oklahoma NA, Cherokee Nation, Cares Relief Funds, P.O. Box 809, Tahlequah, OK 74465-0809	44.96%
	Deutsche Bank Trust Co, Horseshoe RE II LTD, Segregated Account, Wessex House 45 Reid St., Hamilton, Bermuda, HM 12	14.92%
	Truist Bank, John D. Archbold Memorial Hospital, Operating Account, 915 Gordon Ave., Thomasville, GA 31792-6699	13.07%
	Deutsche Bank Trust Co, Horseshoe RE II LTD, Segregated Account, Wessex House 45 Reid St., Hamilton, Bermuda, HM 12	10.87%

Financial Square Treasury Solutions Fund

Share Class	Name/Address	Percentage of Class
Administration Shares	JEFFERIES LLC, FBO Venrock Healthcare Capital, 101 Hudson St., 11th Floor, Jersey City, NJ 07302-3915	12.02%
	Harris Associates, L.P., The Oakmark Funds, Attn. Mutual Fund Operations, C/O Harris and Associates, 111 S Wacker Dr., Suite 4600, Chicago, IL 60606-4319	11.32%
	JEFFERIES LLC, FBO Venrock Healthcare Capital, 101 Hudson St., 11th Floor, Jersey City, NJ 07302-3915	9.25%
	JEFFERIES LLC, FBO Venrock Healthcare Capital, 101 Hudson St., 11th Floor, Jersey City, NJ 07302-3915	7.77%
	Simmons Bank, 501 S Main St., Pine Bluff, AR 71601-4327	6.06%
Capital Shares	Commerce Bank – Lenexa, IPHFHA Inc., Ad Comm, 7829 E Rockhill St., Suite 201, Wichita, KS, 67206-3918	21.25%
	Commerce Bank – Lenexa, BKD LLP, Main Firm Account, P.O. Box 1900, Springfield, MO 65801-1900	18.56%
	Commerce Bank – Lenexa, The Pembroke Hill School, 400 W 51st St., Kansas City, MO 64112-3407	9.32%
	Commerce Bank – Lenexa, Favorite HealthCare Staffing, Attn. Controller, 7255 W 98th Ter., Suite 150 Building 5, Shawnee MSN, KS 66212-2215	5.06%
Cash Management Shares	MSCS Financial Services LLC, Stratevest & Co, PO Box 2499, Brattleboro, VT 05303-2499	82.18%
	Pershing LLC, BNY Mellon NA, FB Bank of Custody Solution, Attn. Cash Management, 1 Pershing Plaza, Jersey City, NJ 07399-0001	12.79%
	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	5.03%
Institutional Shares	Goldman Sachs & Co, 295 Chipeta Way, Flr 4, Salt Lake City, UT 84108-1285	35.42%*
	JP Morgan Securities LLC, FBO Customers, Third Party TS Link, 10410 Highland Manor Dr., Floor 3, Tampa, FL 33610-9128	9.40%
Preferred Shares	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	57.51%
	Jefferies LLC, 101 Hudson St, Flr 11, Jersey City, NJ 07302-3915	13.98%
	Quad City Bank & Trust Company, Cedar Rapids Bank & Trust Co., 3551 7th St., Moline, IL 61265-6156	12.19%
	Commerce Bank Of Kansas City, NA Mori & Co, Attn. Trust Operations, 911 Main St. Suite 201, Kansas City, MO 64105-5304	9.77%
	Jefferies LLC, FBO March Capital Partners LP, 101 Hudson Street, 11th Flr, Jersey City, NJ 07302-3915	5.33%
Premier Shares	Bank Of Oklahoma, NaBank & Co., C/O Bank of Oklahoma, Attn. Trust Securities, P.O. Box 2180, Tulsa, OK 74101-2180	68.58%
	Commerce Bank – Lenexa, The Zimmer Co Central Clearing, Attn. Accounting, P.O. Box 411299, Kansas City, MO 64141-1299	6.43%
Resource Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Service Shares	Midamerica National Bank, P.O. Box 1300, Macomb, IL 61455-5600	31.91%
	Charlevoix State Bank, P.O. Box 217, Charlevoix, MI 49720-0217	20.15%
	Pershing LLC, BNY Mellon NA, FB Bank of Custody Solution, Attn. Cash Management, 1 Pershing Plaza, Jersey City, NJ 07399-0001	19.01%
	Amg National Trust Bank, Haws & Co., 6295 Greenwood Plaza Blvd., Greenwood Vlg, CO 80111-4968	14.05%

Select Shares	Commerce Bank of Kansas City, Special Account, P.O. Box 782050, Wichita, KS 67278-2050	79.94%
	Commerce Bank of Kansas City, Jabara Ventures Group LP, P.O. Box 782050, Wichita, KS 67278-2050	12.24%
	Commerce Bank of Kansas City, P.O. Box 782050, Wichita, KS 67278-2050	7.68%

Financial Square Government Fund

Share Class	Name/Address	Percentage of Class
Class A Shares	Edward D Jones & Co., FBO Customers, 12555 Manchester Road, Maryland Hts, MO 63043	62.52%
	RBC Capital Markets Corporation, RBC Capital Markets LLC, Mutual Fund Omnibus Processing, Omnibus, Attn: Mutual Fund Ops Manager, 60 S 6th ST. Ste. 700 #P08, Minneapolis, MN 55402-4413	14.70%
	ADP/Broker Dealer Inc, State Street Bank and Trust TTEE/CUST, FBO ADBP Access Product, 1 Lincoln St, Boston, MA 02111-2900	6.09%
Administration Shares	Commerce Bank Of Kansas City, NA, Mori & Co, Attn. Trust Operations, 911 Main St. Suite 201, Kansas City, MO 64105-5304	30.06%
	Hanco, C/O Hancock Whitney Bank Trust Division, 2285 Lakeshore Dr. Building 4, New Orleans, LA 70122-3533	17.05%
	M & T Bank, Tice & Co., C/O M&T Trust Co., P.O. Box 1377, Buffalo, NY 14240-1377	9.91%
	GLENVIEW TRUST COMPANY, Attn. Operations, 4969 US Highway, 42 STE 2000, Louisville, KY 40222-6391	7.50%
	Amalgamated Bank of Chicago, 30 N Lasalle St, 38th Floor, Chicago, IL 60602-2590	5.35%
Class C Shares	Wells Fargo Clearing Services LLC, A/C 1699-0135, Special Custody Account FBO Customer, 2801 Market St., Saint Louis, MO 63103-2523	21.72%
	Raymond James & Associates, Omnibus for Mutual Funds, 880 Carillon Parkway, St. Petersburg, FL. 33716-1102	9.17%
	Goldman Sachs Direct Ex DLR Accounts, Satimo LLC, Goldman Sachs/ ADP 401k plan, 2015 Barrett Park Drive NW, STE 104, Kennesaw, GA 30144-7080	8.45%
	Western International SEC Inc, Smelly Mels Plumbing Inc., Goldman Sachs/ADP 401k plan, 123 Manor Drive, Pacifica, CA 94044-1953	6.06%
	Goldman Sachs Direct Ex DLR Accounts, Rocky Run Family Medicine, Goldman Sachs/ ADP 401k plan, 5645 Stone Road, Centerville, VA 20120-1618	5.91%
Capital Shares	Hare & Co 2, C/O The Bank Of New York, Stif Department, 2nd Flr, 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	31.12%
	MSCS Financial Services LLC, Stratevest & Co, PO Box 2499, Brattleboro, VT 05303-2499	15.88%
	SEI Private Trust Company, SEI Private Trust Company, C/O City Regions Bank, 1 Freedom Valley Dr., Oaks, PA 19456-9989	11.07%
	Parkside Financial Bank & Trust, 8112 Maryland Ave., Suite 101, Saint Louis, MO 63105-3700	8.88%
Cash Management Shares	Pershing LLC, BNY Mellon NA, FB Bank of Custody Solution, Attn. Cash Management, 1 Pershing Plaza, Jersey City, NJ 07399-0001	78.19%
	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	21.81%
Institutional Shares	Hare & Co 2, C/O The Bank Of New York, Stif Department, 2nd Flr, 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	8.94%
Preferred Shares	M & T Bank, Tice & Co., C/O M&T Trust Co., P.O. Box 1377, Buffalo, NY 14240-1377	51.11%
	Pershing LLC, FBO Customers, 1 Pershing Plaza, Jersey City, NJ 07399-0002	10.87%

	Commerce Bank Of Kansas City, NA, Mori & Co., Attn. Trust Operations, 911 Main St., Suite 201, Kansas City, MO 64105-5304	10.08%
	Commerce Bank - SE MO, Post Holding Inc., 2503 S Hanley Rd., Saint Louis, MO 63144-2503	6.72%
	Union Bank & Trust Co., Industricorp & Co. 312 Central Ave SE, Suite 508, Minneapolis, MN 55414-1166	5.66%
Premier Shares	Bank Of Oklahoma, NaBank & Co., C/O Bank of Oklahoma, Attn. Trust Securities, P.O. Box 2180, Tulsa, OK 74101-2180	91.69%
Class R6 Shares	Goldman Sachs Trust, GS Multi Manager, Global Equity Fund, 200 West St, New York, NY 10282-2198	37.93%
	Goldman Sachs Trust, Goldman Sachs Income Builder Fund, C/O Goldman Sachs & Co, 200 West St, New York, NY 10282-2198	24.51%
Resource Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	87.53%
	United Life Insurance Co., FBO Group Retirement Account, Attn: Separate Accounts, P.O. Box 368, Indianapolis, IN 46206-0368	6.68%
	American United Life Insurance Co., FBO Unit Investment Trust, Attn: Separate Accounts, P.O. Box 368, Indianapolis, IN 46206-0368American	5.79%
Select Shares	Wells Fargo Bank NA, FBO Customers, Attn Money funds, 1525 W WT Harris Blvd, MSC D1109-010, Charlotte, NC 28288-1076	23.89%
	Bank of Oklahoma NA, Muscogee Creek Nation Health HIS, P.O. Box 580, Okmulgee, OK 74447-0580	10.13%
	Bank of Oklahoma NA, Craft Capital LLC, 1717 S Boulder Ave, Suite 400, Tulsa, OK 74119-4833	9.29%
	First National Capital Mkts Inc., T-39 Tenaska Frontier Partners, 14302 FNB Pkwy, Omaha, NE 68154-5212	6.86%
	Bank of Oklahoma NA, Brazos Delaware II LLC, 777 Main St. Suite 3700, Fort Worth, TX 76102-5376	5.15%
Service Shares	MSCS Financial Services LLC, Stratevest & Co, PO Box 2499, Brattleboro, VT 05303-2499	41.46%
	SEI Private Trust Company, SEI Private Trust Company, C/O City Regions Bank, 1 Freedom Valley Dr., Oaks, PA 19456-9989	10.05%
	SEI Private Trust Company, SEI Private Trust Company, C/O City National Bank, 1 Freedom Valley Dr., Oaks, PA 19456-9989	5.59%
	Security National Bank of Omaha, P.O. Box 31400, Omaha, NE 68131-0400	5.02%

Financial Square Federal Instruments Fund

Share Class	Name/Address	Percentage of Class
Administration Shares	Amalgamated Bank of Chicago, 30 N Lasalle St, 38th Floor, Chicago, IL 60602-2590	81.33%
	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07399-0002	16.92%
Capital Shares	Goldman Sachs & Co LLC, FBO, 30 Hudson St., Floor 5, Jersey City, NJ 07399-0002	98.59%
Cash Management Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	99.93%
Institutional Shares	Goldman Sachs & Co, 295 Chipeta Way, Flr 4, Salt Lake City, UT 84108-1285	40.05%*
	Laba & Co 135 S Lasalle St., IL4 135 18 11, Chicago, IL 60603	10.04%
	Wells Fargo Bank NA, FBO Customers, Attn Money funds, 1525 W WT Harris Blvd, MSC D1109-010, Charlotte, NC 28288-1076	9.59%
	JetBlue Airways Corporation, Corporate Finance, 2701 Queen Plaza North, Long Island City, NY 11101-4020	8.02%

	JP Morgan Securities LLC, JPMS—Chase Processing, JPMS IB, FBO Braeburn Capital Inc., 4 Chase Metrotech Center 7th Floor, Brooklyn, NY 11245-0003	6.78%
Preferred Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	56.36%
	BB&T Capital Markets, Scada Workmens Comp, 526 Hampton St, Columbia, SC 29201-2718	42.81%
Premium Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Select Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Service Shares	Amalgamated Bank of Chicago, 30 N Lasalle St, 38th Floor, Chicago, IL 60602-2590	99.99%

Investor Money Market Fund

Share Class	Name/Address	Percentage of Class
Class A Shares	Edward D Jones & Co., FBO Customers, 12555 Manchester Road, Saint Louis, MO 63131-3710	89.35%
	Stifel Nicolaus & Co., FBO Customers, 501 N. Broadway, St. Louis, MO 63102-2188	5.81%
Administration Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	84.24%
	Union Bank & Trust Co., Industricorp & Co., 312 Central Ave. S.E., Suite 508, Minneapolis, MN 55414-1166	11.55%
Class C Shares	Stifel Nicolaus & Co., FBO Customers, 501 N. Broadway, St. Louis, MO 63102-2188	73.35%
	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	26.64%
Cash Management Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	99.98%
Class I Shares	Wells Fargo Clearing Services LLC, A/C 1699-0135, Special Custody Account FBO Customer, 2801 Market St., Saint Louis, MO 63103-2523	56.36%*
	Raymond James & Associates, Omnibus for Mutual Funds, 880 Carillon Parkway, St. Petersburg, FL. 33716-1102	18.31%
	LPL Financial Corporation, FBO Customer Accounts, Attn: Mutual Fund Operations, PO Box 509046, San Diego, CA 92150-9046	11.63%
	Hanco, Hancock Bank, Trust Ops 2285 Lakeshore Dr. Building 4, New Orleans, LA 70122	6.05%
Resource Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Service Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	99.98%

Investor Tax-Exempt Money Market Fund

Share Class	Name/Address	Percentage of Class
Class A Shares	Edward D Jones & Co., Attn: Mutual Fund Shareholder Accounting, 12555 Manchester Road, Maryland Heights, MO 63043	69.84%
	RBC Capital Markets Corporation, RBC Capital Markets LLC, Mutual Fund Omnibus Processing, Omnibus, Attn: Mutual Fund Ops Manager, 60 S 6th ST. Ste. 700 #P08, Minneapolis, MN 55402-4413	28.49%
Administration Shares	James I Black & Co, 7037 Pelican Island Dr., Tampa, Fl 33634-7422
Class C Shares	Edward D Jones & Co., Attn: Mutual Fund Shareholder Accounting, 12555 Manchester Road, Maryland Heights, MO 63043	68.26%

	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	31.74%
Capital Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Cash Management Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	99.99%
Class I Shares	The Glenmede Trust Company NA, 1650 Market St., Suite 1200, Philadelphia, PA 19103-7391	59.88%*
	First Premier Bank, Unifalls & Co, P.O. Box 2640, Sioux Falls, SD 57101-2640	16.19%
	Wells Fargo Clearing Services LLC, A/C 1699-0135, Special Custody Account FBO Customer, 2801 Market St., Saint Louis, MO 63103-2523	6.94%
Preferred Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	81.03%
	Band & Co Institutional Trust, C/O US Bank, Attn. ACM Department, P.O. Box 1787, Milwaukee, WI 53201-1787	18.60%
Premier Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	100.00%
Resource Shares	Pershing LLC, FBOC, 1 Pershing Plz., Jersey City, NJ 07399-0002	99.97%
Select Shares	GSAM Holdings, LLC, Seed Accounts, ATTN IMD-India-SAOS, Helios Business Park, 150 Outer Ring Road, Kadubeesanahalli, Bengaluru, 560071 India	99.97%
Service Shares	Bank Of Oklahoma NA, 4280 Kings Pl., Springdale, AR 72762-0160	63.41%
	SEI Private Trust Company, SEI Private Trust Company, C/O City National Bank, 1 Freedom Valley Dr., Oaks, PA 19456-9989	35.75%

*

Entity owned more than 25% of the outstanding shares of a Fund. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a control person and could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

Except as listed above, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of a Fund’s shares.

As of December 6, 2019, The Glenmede Trust Company NA, 1650 Market St Ste. 1200, Philadelphia, PA 19103-7391, owned 58.49% of the outstanding shares of the Goldman Sachs Investor Tax-Exempt Money Market Fund. For so long as this investment represents a greater than 25% interest in the Fund, The Glenmede Trust Company NA will be considered a “control person” of the Fund for purposes of the 1940 Act. For so long as The Glenmede Trust Company NA is a control person, in the event of a proxy affecting the Fund, The Glenmede Trust Company NA will either mirror vote its shares or seek the advice of an independent proxy voting agent. Redemptions by The Glenmede Trust Company NA of its holdings in the Goldman Sachs Investor Tax-Exempt Money Market Fund may impact the Fund’s liquidity and NAV, and may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

As of December 6, 2019, Goldman Sachs & Co. LLC, 295 Chipeta Way Fl. 4, Salt Lake City, UT 84108-1285, owned 31.77% of the outstanding shares of the Goldman Sachs Financial Square Treasury Solutions Fund. For so long as this investment represents a greater than 25% interest in the Fund, Goldman Sachs & Co. LLC will be considered a “control person” of the Fund for purposes of the 1940 Act. For so long as Goldman Sachs & Co. LLC is a control person, in the event of a proxy affecting the Fund, Goldman Sachs & Co. LLC will either mirror vote its shares or seek the advice of an independent proxy voting agent. Redemptions by Goldman Sachs & Co. LLC of its holdings in the Goldman Sachs Financial Square Treasury Solutions Fund may impact the Fund’s liquidity and NAV, and may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

As of December 6, 2019, Goldman Sachs & Co. LLC, 295 Chipeta Way Fl. 4, Salt Lake City, UT 84108-1285, owned 44.36% of the outstanding shares of the Goldman Sachs Financial Square Federal Instruments Fund. For so long as this investment represents a greater than 25% interest in the Fund, Goldman Sachs & Co. LLC will be considered a “control person” of the Fund for purposes of the 1940 Act. For so long as Goldman Sachs & Co. LLC is a control person, in the event of a proxy affecting the Fund, Goldman Sachs & Co. LLC will either mirror vote its shares or seek the advice of an independent proxy voting agent. Redemptions by Goldman Sachs & Co. LLC of its holdings in the Goldman Sachs Financial Square Federal Instruments Fund may impact the Fund’s liquidity and NAV, and may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

As of December 6, 2019, Wells Fargo Clearing Services LLC, A/C 1699-0135, Special Custody Account FBO Customer, 2801 Market St., Saint Louis, MO 63103-2523, owned 49.24% of the outstanding shares of the Goldman Sachs Investor Money Market Fund. For so long as this investment represents a greater than 25% interest in the Fund, Wells Fargo Clearing Services LLC will be considered a “control person” of the Fund for purposes of the 1940 Act. For so long as Wells Fargo Clearing Services LLC is a control person, in the event of a proxy affecting the Fund, Wells Fargo Clearing Services LLC will either mirror vote its shares or seek the advice of an independent proxy voting agent. Redemptions by Wells Fargo Clearing Services LLC of its holdings in the Goldman Sachs Investor Money Market Fund may impact the Fund’s liquidity and NAV, and may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

1-A

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The “R-1” and “R-2” rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

2-A

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

3-A

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “B” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” – Denotes that Fitch does not publicly rate the associated issue or issuer.

“WD” – Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of the claims. All rating categories other than “AAA” and “D” also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

4-A

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3”—while speculative grade short-term obligations are designated “SG.” The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

5-A

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

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APPENDIX B

GSAM PROXY VOTING GUIDELINES SUMMARY

Effective March 2020

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”). As described in the main body of the Policy, one or more GSAM Portfolio Management Teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A.	U.S. proxy items:

1.	Operational Items	page 2-B
2.	Board of Directors	page 2-B
3.	Executive Compensation	page 4-B
4.	Director Nominees and Proxy Access	page 6-B
5.	Shareholder Rights and Defenses	page 7-B
6.	Mergers and Corporate Restructurings	page 8-B
7.	State of Incorporation	page 8-B
8.	Capital Structure	page 8-B
9.	Environmental, Social, Governance (ESG) Issues	page 9-B

B.	Non-U.S. proxy items:

1.	Operational Items	page 12-B
2.	Board of Directors	page 13-B
3.	Compensation	page 14-B
4.	Board Structure	page 15-B
5.	Capital Structure	page 15-B
6.	Mergers and Corporate Restructurings & Other	page 16-B
7.	Environmental, Social, Governance (ESG) Issues	page 17-B

C.	Japan proxy items:

1.	Operational Items	page 18-B
2.	Board of Directors	page 18-B
3.	Compensation	page 20-B
4.	Board Structure	page 21-B
5.	Capital Structure	page 21-B
6.	Mergers and Corporate Restructurings & Other	page 22-B
7.	Environmental, Social, Governance (ESG) Issues	page 23-B

1-B

A. U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.	Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2.	Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities.

When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as inside directors, affiliated outside directors, or independent outside directors.

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75% of the board and committee meetings without a disclosed valid excuse;

•	Sit on more than five public operating and/or holding company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices.

Vote AGAINST or WITHHOLD from the Nominating Committee if:

•	The board does not have at least one woman director

2-B

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors (per the Classification of Directors above) in the case of operating and/or holding companies when:

•	The inside director or affiliated outside director serves on the Audit, Compensation or Nominating Committees; and

•

The company lacks an Audit, Compensation or Nominating Committee so that the full board functions as such committees and inside directors or affiliated outside directors are participating in voting on matters that independent committees should be voting on.

Vote AGAINST or WITHHOLD from members of the appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board ) for the below reasons. Extreme cases may warrant a vote against the entire board.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•

At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member(s).

•	The average board tenure exceeds 15 years, and there has not been a new nominee in the past 5 years.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);

•	The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;

•

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	No members of the Audit Committee hold sufficient financial expertise.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

3-B

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•

The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent “key” committees (audit, compensation and nominating committees); or

•	Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated. GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting in the case of operating and holding companies unless:

•

The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3.	Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Management Say on Pay (MSOP) Proposals; or

4-B

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors could cause a vote AGAINST, other reasons to vote AGAINST the equity plan could include the following factors:

•	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or

•	There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST all proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

Factors Considered Include:

•	Pay for Performance Disconnect;

•

GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

•	Long-term equity-based compensation is 100% time-based;

•	Board’s responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•	Egregious employment contracts;

•	Excessive perquisites or excessive severance and/or change in control provisions;

•	Repricing or replacing of underwater stock options without prior shareholder approval;

•	Excessive pledging or hedging of stock by executives;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts;

•	Extraordinary relocation benefits;

•	Internal pay disparity; and

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

•	Broad-based participation;

•	Limits on employee contributions;

•	Company matching contributions; and

•	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

5-B

•	Rationale for the re-pricing;

•	If it is a value-for-value exchange;

•	If surrendered stock options are added back to the plan reserve;

•	Option vesting;

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

Stock retention holding period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4.	Director Nominees and Proxy Access

Voting for Director Nominees (Management or Shareholder)

Vote CASE-BY-CASE on the election of directors of operating and holding companies in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background of the nomination, in cases where there is a shareholder nomination;

•	Qualifications of director nominee(s);

•	Strategic plan related to the nomination and quality of critique against management;

•	Number of boards on which the director nominee already serves; and

•	Likelihood that the board will be productive as a result.

Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

6-B

GSAM may support proxy access as an important right for shareholders of operating and holding companies and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:

•	The ownership thresholds, percentage and duration proposed (GSAM generally will not support if the ownership threshold is less than 3%);

•	The maximum proportion of directors that shareholders may nominate each year (GSAM generally will not support if the proportion of directors is greater than 25%); and

•	Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.

GSAM will take the above factors into account when evaluating proposals proactively adopted by the company or in response to a shareholder proposal to adopt or amend the right. A vote against governance committee members could result if provisions exist that materially limit the right to proxy access.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5.	Shareholders Rights and Defenses

Shareholder Ability to Act by Written Consent

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

In the case of operating and holding companies, generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

In the case of operating and holding companies, vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Shareholder Voting Requirements

In the case of operating and holding companies, vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR management and shareholder proposals to reduce supermajority vote requirements.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it, unless the company has:

•	a shareholder-approved poison pill in place; or

•	adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

7-B

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7.	State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

•	Whether the company has the following good governance features:

•	Majority independent board;

•	Independent key committees;

•	An annually elected board;

•	A majority vote standard in uncontested director elections;

•	The absence of a poison pill, unless the pill was approved by shareholders; and/or

•	Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

8.	Capital Structure

Common and Preferred Stock Authorization

Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.

Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.

8-B

9.	Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues, GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include, among others, reports on:

1)	employee labor and safety policies;

2)	impact on the environment of the company’s production or manufacturing operations;

3)	societal impact of products manufactured;

4)	risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5)	overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

•	The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;

•

If the company has implemented or formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards or a similar standard;

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable; Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Environmental Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•	The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

•

If the company has formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:

•

Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;

9-B

•	Calling for the reduction of Greenhouse Gas (“GHG”) emissions;

•	Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;

•	Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

•	Requesting a company report on its energy efficiency policies; and

•	Requesting reports on the feasibility of developing renewable energy resources.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

GSAM generally believes that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity. When evaluating these proposals, GSAM considers the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

•	There is no significant potential threat or actual harm to shareholders’ interests;

•	There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

•	There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

GSAM generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board.

Gender Pay Gap

Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and

•	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

10-B

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

11-B

B. Non-U.S. Proxy Items1

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. and Japan public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•	The auditors are being changed without explanation;

•	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or

•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or re-election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

[1]	Excludes Japan public equity investments, please see Section C.

12-B

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards; or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the board

•	Overboarded directors

•	Composition of committees

•	Director independence

•	Number of directors on the board

•	Lack of gender diversity on the board

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards. Vote AGAINST the Nominating Committee if the board does not have at least one woman director.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

13-B

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•

Any director who is also an employee or executive of a significant shareholder of the company; Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances); Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

14-B

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.	Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

15-B

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Mergers and Corporate Restructurings and Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

16-B

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7.	Environmental, Social, Governance (ESG) Issues

Please refer to page 9-B for our current approach to these important topics.

17-B

C. Japan Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to Japanese public equity investments. Applying these guidelines is not inclusive of all considerations in the Japanese market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•	The auditors are being changed without explanation;

•	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or

•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio is less than 20%; or

•	The company proposes the payments even though the company posted a net loss for the year under review;

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director and Statutory Auditor Elections

Vote FOR management nominees taking into consideration the following:

•	The company’s committee structure: statutory auditor board structure, U.S.-type three committee structure, or audit committee structure; or

18-B

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards; or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the board

•	Overboarded directors who sit on more than four public operating and/or holding company boards or are CEOs of public companies who sit on the boards of more than one public companies besides their own

•	Composition of committees

•	Director independence

•	Number of directors on the board

•	Lack of gender diversity on the board

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Attendance at less than 75% of the board and committee meetings without a disclosed valid excuse; or

•

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote AGAINST the Nominating Committee if the board does not have at least one woman director.

Vote AGAINST top executives when the board consists of more than 15 directors and less than 15% of outside directors.

Vote AGAINST top executives when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Internal Director

•	Employee or executive of the company;

19-B

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Internal Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	Any director who works or worked at companies whose shares are held by the company in question as cross-shareholdings;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

External NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

20-B

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.	Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

21-B

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Mergers and Corporate Restructurings and Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

22-B

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7.	Environmental, Social, Governance (ESG) Issues

Please refer to page 9-B for our current approach to these important topics.

23-B

PART B

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2020

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM
SHARE CLASS	PRIME OBLIGATIONS FUND	GOVERNMENT FUND
DREXEL HAMILTON CLASS	VTNXX	VETXX

Money Market Funds of the Goldman Sachs Trust

71 South Wacker Drive

Chicago, Illinois 60606

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI describes each of the above-referenced series of Goldman Sachs Trust. This SAI should be read in conjunction with the prospectus for Drexel Hamilton Class Shares of the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Government Fund (individually, a “Fund,” and collectively, the “Funds”), dated December 29, 2020, as it may be amended and/or supplemented from time to time (the “Prospectus”). The Prospectus may be obtained without charge from Goldman Sachs & Co. LLC by calling the telephone number or writing to one of the addresses listed below, or from institutions (“Intermediaries”) acting on behalf of their customers.

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm for each Fund, as contained in each Fund’s 2020 Annual Report are incorporated herein by reference in the section titled “FINANCIAL STATEMENTS.” No other portions of each Fund’s Annual Report are incorporated herein by reference. A Fund’s Annual Report may be obtained upon request and without charge by calling Goldman Sachs & Co. LLC, toll free at 1-800-621-2550.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

GOLDMAN SACHS ASSET MANAGEMENT, L.P., Investment Adviser

200 West Street

New York, New York 10282

GOLDMAN SACHS & CO. LLC, Distributor

200 West Street

New York, New York 10282

GOLDMAN SACHS & CO. LLC, Transfer Agent

71 South Wacker Drive

Chicago, Illinois 60606

Toll free (in U.S.) 1-800-621-2550

INTRODUCTION

Goldman Sachs Trust (the “Trust”) is an open-end, management investment company. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 28, 1997. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this SAI: Goldman Sachs Financial Square Prime Obligations Fund (“Financial Square Prime Obligations Fund”) and Goldman Sachs Financial Square Government Fund (“Financial Square Government Fund”).

The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Financial Square Prime Obligations Fund currently offers ten classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Drexel Hamilton Class Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. The Financial Square Government Fund currently offers thirteen classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Drexel Hamilton Class Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as the investment adviser to the Funds. GSAM is sometimes referred to herein as the “Investment Adviser.” In addition, Goldman Sachs serves as each Fund’s distributor (the “Distributor”) and transfer agent (the “Transfer Agent”). The Bank of New York Mellon (“BNYM”) serves as the custodian to the Funds.

The following information relates to and supplements the description of each Fund’s investment objective and policies contained in the Prospectus. See the Prospectus for a more complete description of each Fund’s investment objective and policies. Investing in the Funds entails certain risks, and there is no assurance that a Fund will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a distinct investment objective and policies. Each Fund is a diversified, open-end management investment company (as defined in the Investment Company Act of 1940, as amended (the “Act”)). Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Financial Square Government Fund, shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the U.S. Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in the particular type of investment suggested by the Fund’s name.

U.S. Government Securities

The Funds may invest in government securities, which are securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury Department (the “Treasury”), (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) the credit of the issuer. The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. government may be unable to pay debts when due.

U.S. Government Securities are deemed to include (to the extent consistent with the Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

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Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Certain Additional Information with Respect to Freddie Mac and Fannie Mae. The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae that established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered Fannie Mae and Freddie Mac’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in Fannie Mae fell below the NYSE minimum average closing price of $1 for more than 30 days.

The FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae’s and Freddie Mac’s creditworthiness and guarantees of certain Mortgage-Backed Securities. It is also unclear whether the Treasury would continue to enforce its rights or perform its obligations under the senior preferred stock programs. Should Fannie Mae’s and Freddie Mac’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund.

Treasury Inflation-Protected Securities. Each Fund may invest in Treasury inflation-protected securities (“TIPS”), which are U.S. Government Securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the greater of the adjusted or original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates will decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates will rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

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Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a Fund holding TIPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

If a Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), a Fund’s investment in either zero coupon bonds or TIPS may require the Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.

The investment securities and practices and related risks applicable to each Fund are presented below in alphabetical order, and not in the order of importance or potential exposure.

Asset-Backed and Receivables-Backed Securities

The Financial Square Prime Obligations Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of the Fund’s investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than the Fund’s other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Funds may invest in these and other types of asset-backed securities that may be developed. This SAI may be amended or supplemented as necessary to reflect the intention of the Financial Square Prime Obligations Fund to invest in asset-backed securities with characteristics that are materially different from the securities described above. However, the Fund will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in “TAXATION” below.

As set forth below, several types of asset-backed and receivables-backed securities are offered to investors, including for example, Certificates for Automobile ReceivablesSM (“CARS”) and interests in pools of credit card receivables. CARS represent undivided fractional interests in a trust (“CAR Trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

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Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, the provision of a reserve fund, or a combination thereof to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Financial Square Prime Obligations Fund to dispose of any then-existing holdings of such securities.

To the extent consistent with its investment objectives and policies, the Financial Square Prime Obligations Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

Bank and Corporate Obligations

The Financial Square Prime Obligations Fund may invest in commercial paper, which may include variable rate demand obligations and asset-backed commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Fund consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Bank obligations in which the Fund may invest include certificates of deposit, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.

Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC to the extent of $250,000 per depositor per bank.

The Financial Square Prime Obligations Fund may invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial paper. As a result, the Fund may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

The Financial Square Prime Obligations Fund may invest in other short-term obligations, including short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is generally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid.

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Custodial Receipts

The Financial Square Prime Obligations Fund may also acquire U.S. Government Securities, municipal obligations or other debt instruments in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government Securities, municipal obligations or other debt instruments. Such securities are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”). Although custodial receipts involving U.S. Government Securities are not considered U.S. Government Securities for certain securities laws purposes, the securities underlying such receipts are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

Foreign Securities

The Financial Square Prime Obligations Fund may invest in certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations issued or guaranteed by major foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks. The Financial Square Prime Obligations Fund may, but does not currently intend to, invest in Euro certificates of deposit. Under current SEC rules for money market funds, the Financial Square Prime Obligations Fund is restricted to purchasing U.S. dollar-denominated securities, but is not otherwise precluded from purchasing securities of foreign issuers.

The Financial Square Prime Obligations Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of their total assets in the securities of any one foreign government.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank and the legal remedies for investors may be more limited than the remedies available in the United States.

Investing in Europe. While the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest only in U.S. dollar-denominated obligations, the prices of certain of the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds’ holdings may nevertheless be sensitive to changes in value of the euro and the underlying events that affect its value. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit, general economic and political position of each such state, including each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially adversely impact the value of securities that the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds have invested in.

In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU. In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. The mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.

B-5

The effects of Brexit will depend, in part, on whether the United Kingdom is able to negotiate agreements to retain access to EU markets including, but not limited to, trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which EU laws to replace or replicate. The extent of the impact of the withdrawal in the United Kingdom and in global markets as well as any associated adverse consequences remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments. While certain measures are being proposed and/or will be introduced, at the EU level or at the member state level, which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures would achieve their intended effects.

On January 31, 2020, the United Kingdom withdrew from the EU subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expires at the end of 2020. During this transition phase, the United Kingdom and the EU will seek to negotiate and finalize a new, more permanent trade deal. Due to political uncertainty, it is not possible to anticipate, whether the United Kingdom and the EU will be able to agree on and implement a new trade agreement or what the nature of such trade arrangement will be. In the event that no agreement is reached, the relationship between the United Kingdom and the EU would be based on the World Trade Organization rules.

Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region, which has increased the risk that regulatory uncertainty could negatively affect the value of the Fund’s investments.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued basis and enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities at a future date beyond the customary settlement time. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions; distributions from any net capital gains would be taxable to its shareholders. For purposes of determining a Fund’s average dollar weighted maturity, the maturity of when-issued or forward commitment securities for fixed-rate obligations will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will identify on its books cash or liquid assets having a value at least equal to the amount of the Fund’s purchase commitments. Alternatively, a Fund may enter into off-setting contracts for the forward sale of securities. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Municipal Obligations

The Financial Square Prime Obligations Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. Two principal classifications of municipal obligations are “notes” and “bonds.” The Financial Square Prime Obligations Fund may invest in municipal obligations when yields on such securities are attractive compared to those of other taxable investments.

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Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Fund may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, if any, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts” (“MRs”) and “Municipal Certificates of Accrual on Tax-Exempt Securities” (“MCATS”). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, “general obligation” bonds and “revenue” bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations.

Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. The Fund may also invest in private activity bonds.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds that the Fund may purchase are limited to short-term serial bonds—those with original or remaining maturities of thirteen months or less. The Fund may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Fund may also purchase long-term bonds (sometimes referred to as “Put Bonds”), which are subject to the Fund’s commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer’s commitment to so purchase the bond at such price and time.

The Fund may invest in municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligations bonds are supported by the moral commitment but not the legal obligation of a state or municipality. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

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The Fund may also invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax- exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity and the average portfolio life of the Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Investment Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund’s credit quality requirements, to be inadequate.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

The Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of investment restrictions of the Fund, the identification of the “issuer” of municipal obligations that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligations as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the “1933 Act”), prior to offer and sale, municipal obligations that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations that were not publicly offered initially.

Municipal obligations purchased for the Fund may be subject to the Fund’s policy on holdings of illiquid securities. The Investment Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Investment Adviser believes that the quality standards applicable to the Fund’s investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

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Pooled Investment Vehicles

Each Fund may invest in securities of pooled investment vehicles. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by pooled investment vehicles in which it invests, in addition to the management fees (and other expenses) of the Fund. A Fund’s investments in pooled investment vehicles are subject to statutory limitations prescribed by the Act, including in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any pooled investment vehicle, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in the securities of all investment companies.

Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Funds may invest in other investment companies, including money market funds, beyond the statutory limits described above or otherwise provided that certain conditions are met. Some of those other investment companies may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator and/or distributor. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as that Fund. Additionally, to the extent that any Fund serves as an “underlying fund” to another Goldman Sachs Fund or unaffiliated investment company, the Funds’ ability to invest in other investment companies and private funds may be limited and, under these circumstances, the Funds’ investments in other investment companies and private funds will be consistent with applicable law and/or exemptive orders obtained from the SEC.

Repurchase Agreements

Each Fund may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees that furnish collateral at least equal in value or market price to the amount of their repurchase obligation. A repurchase agreement is similar to a collateralized loan, but involves an arrangement under which the purchaser (i.e., the Fund) purchases securities subject to the seller’s agreement, at the time of sale, to repurchase the securities at a specified time and price. For certain of the Funds, these securities may include securities that could not be held by a Fund without the seller’s repurchase commitment. Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper, corporate bonds, mortgage loans, auction rate securities and equity securities) may be subject to special risks and may not have the benefit of certain protections in the event of a counterparty’s insolvency. Custody of the securities will be maintained by the Fund’s custodian or subcustodian for the duration of the agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate, if any, on the securities subject to the repurchase agreement. The seller of a repurchase agreement will agree that the value of the purchased securities will at all times equal or exceed the repurchase price during the term of the repurchase agreement.

For purposes of the Act, and generally, for tax purposes, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Investment Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Investment Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Each Fund may not invest in repurchase agreements maturing in more than seven days if, as a result thereof, more than 5% of the total assets of that Fund would be invested in such investments and other securities which are not readily marketable. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

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In addition, pursuant to exemptive relief granted by the SEC, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds may enter into repurchase agreements with the Federal Reserve Bank of New York in connection with the Federal Reserve System’s reverse repurchase agreement program. Reduced participation in the program by the Federal Reserve Bank of New York, as a result of changes in monetary policy or otherwise, may affect the Funds’ investment strategies and operations and limit the Funds’ return potentials. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7.

Restricted and Other Illiquid Securities

A Fund may purchase securities that are not registered (“restricted securities”) under the 1933 Act, including restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. However, a Fund will not invest more than 5% of the value of its total assets (measured at the time of purchase) in securities which are illiquid, which includes fixed time deposits with a notice or demand period of more than seven days that cannot be traded on a secondary market and certain restricted securities. The Board of Trustees has adopted guidelines under which the Investment Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including securities issued under Rule 144A and commercial paper issued under Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Investment Adviser will monitor each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Risks of Qualified Financial Contracts

Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which took effect throughout 2019, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks.

Special Note Regarding Regulatory Changes and Other Market Events

Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Funds or the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Funds’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the Funds. Furthermore, worsened market conditions, including as a result of U.S. government shutdowns or the perceived creditworthiness of the United States, could have a negative impact on securities markets.

The Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), EURIBOR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (FCA) which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund’s investments, performance or financial condition. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

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In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates (e.g., the Secured Overnight Financing Rate, which is likely to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and how the calculation of associated spreads (if any) should be adjusted. Additionally, prior to 2021, it is expected that industry trade associations and participants will focus on the transition mechanisms by which the Reference Rates and spreads (if any) in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Funds. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed income markets, and an unusually high degree of volatility, both domestically and internationally. While entire markets were impacted, issuers that had exposure to the real estate, mortgage and credit markets were particularly affected. The instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. For example, Dodd-Frank, which was enacted in 2010, provides for broad regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies and mortgage lending.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events may result in, among other things, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations. See “Special Note Regarding Operational, Cyber Security and Litigation Risks” for additional information on operational risks.

Moreover, in response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including, among other things, lowering interest rates. Interest rates in the United States are currently at historically low levels. During periods when interest rates are low (or negative), the Fund’s yield (or total return) may also be low and fall below zero. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to help create self-sustaining growth in the local economy. To the extent the Fund holds a debt instrument with a negative interest rate, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, investors may seek to reallocate their investment to other income-producing assets, which could further reduce the value of instruments with a negative yield.

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Special Note Regarding Operational, Cyber Security and Litigation Risks

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

A Fund is also susceptible to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks, but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data. Cyber-attacks affecting the Fund or its investment adviser, sub-adviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund and its shareholders. These cyber-attacks have the ability to cause significant disruptions and impact business operations; to result in financial losses; to prevent shareholders from transacting business; to interfere with the Fund’s calculation of net asset value (“NAV”) and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Similar to operational risk in general, a Fund and its service providers, including GSAM, have instituted risk management systems designed to minimize the risks associated with cyber security. However, there is a risk that these systems will not succeed (or that any remediation efforts will not be successful), especially because a Fund does not directly control the risk management systems of the service providers to the Fund, its trading counterparties or the issuers in which the Fund may invest. Moreover, there is a risk that cyber-attacks will not be detected.

The Funds may be subject to third-party litigation, which could give rise to legal liability. These matters involving the Funds may arise from their activities and investments and could have a materially adverse effect on the Funds, including the expense of defending against claims and paying any amounts pursuant to settlements or judgments. There can be no guarantee that these matters will not arise in the normal course of business. If the Funds were to be found liable in any suit or proceeding, any associated damages and/or penalties could have a materially adverse effect on the Funds’ finances, in addition to being materially damaging to their reputation.

Standby Commitments

In order to enhance the liquidity, stability or quality of municipal obligations, the Financial Square Prime Obligations Fund may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or “standby commitment,” depending on its characteristics. The aggregate price which the Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party’s ability to purchase the security from the Funds. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Funds.

Management of the Trust understands that the IRS has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option.

Temporary Investments

Under normal circumstances, the cash positions of the Financial Square Government Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). The Fund may hold uninvested cash in lieu of appropriate money market instruments at the Fund’s custodian bank under certain circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows, anticipated redemptions or pending investments.

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The Fund may earn custodial credits or interest on these cash positions. However, these cash positions may not produce income or may produce low income. As a result, the Fund’s current yield may be adversely affected during such periods when cash is held uninvested. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the Fund’s custodian bank and any fees imposed for large cash balances or for maintaining the Fund’s account at the custodian bank.

When the Fund’s assets are invested in such instruments (or are uninvested), the Fund may not be achieving its investment objective.

Variable Rate Demand Obligations

Each Fund may purchase variable rate demand obligations. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable rate demand obligations are not generally transferable and are not ordinarily rated. A Fund may invest in them only if the Investment Adviser believes that the notes are of comparable credit quality to the other obligations in which that Fund may invest.

Variable Rate and Floating Rate Obligations

The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Financial Square Prime Obligations Fund may purchase variable and floating rate demand instruments that are municipal obligations or other debt securities issued by corporations and other non-governmental issuers that possess a floating or variable interest rate adjustment formula. These instruments permit the Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days’ notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee, or the credit enhancement issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that the Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise. The Trust, on behalf of the Fund, intends to exercise the demand only (i) upon a default under the terms of the debt security; (ii) as needed to provide liquidity to the Fund; (iii) to maintain the respective quality standards of the Fund’s investment portfolio; or (iv) to attain a more optimal portfolio structure. The Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by the Fund, a variable or floating rate demand instrument which is unrated must have credit risk characteristics similar to other obligations in which the Fund may invest. The Investment Adviser may determine that an unrated variable or floating rate demand instrument meets the Fund’s quality criteria by reason of being backed by a letter of credit, guarantee, or demand feature issued by an entity that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the provider of the credit support or both will meet the quality standards of the Fund.

As stated in the Prospectus, the Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for the Fund must also meet the requirements of rules issued by the SEC applicable to money market funds. The Fund will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

The Financial Square Prime Obligations Fund may invest in variable or floating rate participation interests in municipal obligations held by financial institutions (usually commercial banks). Such participation interests provide the Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days’ notice. In addition, the participation interest may be backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

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INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of the affected Fund. The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. All other investment policies or practices of the Funds, except as stated in this paragraph, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

For purposes of the Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or that Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or that Fund.

For purposes of the following limitations (except for the asset coverage requirements with respect to borrowings, which is subject to different requirements under the Act), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. With the exception of borrowings permitted by investment restriction (2), below ((3) for the Financial Square Government Fund), asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

Fundamental Investment Restrictions

As a matter of fundamental policy, the Fund may not:

Financial Square Prime Obligations Fund

(1) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

(2) Borrow money, except that (a) the Fund may borrow from banks (as defined in the Act) and the Fund may borrow through reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

(3) Make loans, except (a) through the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(4) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

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(5) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(6) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(7) Issue senior securities to the extent such issuance would violate applicable law.

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the Act.

Financial Square Government Fund

(1) With respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. government securities and repurchase agreements collateralized by U.S. government securities. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(2) With respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, the Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(3) Borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that the Fund is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Fund’s assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

(4) Mortgage, pledge or hypothecate its assets except to secure permitted borrowings.

(5) Act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting.

(6) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in U.S. Government Securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government Securities or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Investment Adviser determines that risk adjusted returns in such industries are considered favorable relative to other industries.)

(7) Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and except for shares of existing or additional Funds of the Trust.

(8) Purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for the Fund as a result of the ownership of securities.

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(9) Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Fund’s investment objective and policies may be deemed to be loans.

(10) Purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that the Fund may acquire puts in connection with the acquisition of a debt instrument).

(11) Invest in other companies for the purpose of exercising control or management.

All Funds

Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same fundamental investment restrictions and policies as the Fund.

For purposes of the Funds’ industry concentration policies, the Investment Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Investment Adviser may, but need not, consider industry classifications provided by third parties, and the classifications applied to Fund investments will be informed by applicable law.

Non-Fundamental Investment Restrictions

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies with respect to the Funds which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of each Fund:

(a)	Purchase additional securities if the Fund’s borrowings, as permitted by the Fund’s borrowing policy, exceed 5% of its net assets.

(b)	Make short sales of securities, except short sales against the box.

(c)

Engage in reverse repurchase agreements. Any change permitting the Financial Square Government Fund to engage in reverse repurchase agreements shall not be implemented until 30 days prior notice has been issued to shareholders.

Investment Restrictions Under Rule 2a-7

As money market funds, all of the Funds must also comply, as a non-fundamental policy, with Rule 2a-7 under the Act (the “Rule”). While a detailed and technical rule, Rule 2a-7 generally requires money market funds to meet four basic risk-limiting conditions relating to portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity.

Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security in a Fund’s portfolio not exceed 13 months and a Fund’s dollar-weighted average portfolio maturity and dollar-weighted average portfolio life not exceed 60 days or 120 days, respectively.

Portfolio quality. Under Rule 2a-7, each Fund may invest only in “Eligible Securities.” Eligible Securities are U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. In addition, each Fund, as a matter of non-fundamental policy, only invests in First Tier securities. “First Tier securities” are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or that otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier securities are “Second Tier securities.” Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature. NRSROs include Standard & Poor’s, Moody’s, Fitch and Dominion Bond Rating Service Limited. For a description of their rating categories, see Appendix A.

B-16

Portfolio diversification. Each Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities, repurchase agreements collateralized fully by such securities and certain securities that are backed by escrowed U.S. Government Securities). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof. Certain affiliated issuers are treated as a single issuer for purposes of these requirements. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), with respect to all of the assets of a Fund, no more than 10% of the Fund’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer.

Portfolio liquidity. Each Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund: (i) must hold at least 10% of its total assets in “daily liquid assets” (as defined in the Prospectus); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (as defined in the Prospectus). The Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid securities~~.~~

Defaults and other Adverse Events. In the event that a portfolio security of a Fund experiences a default or certain other adverse events, the Rule imposes additional requirements. Upon the occurrence of (i) a default with respect to a portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), (ii) a portfolio security ceasing to be an Eligible Security (e.g., no longer presents minimal credit risks), or (iii) an event of insolvency (as defined in the Rule) occurring with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund will dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, absent a finding by the Board of Trustees that disposal of the portfolio security would not be in the best interests of the Fund (which determination may take into account, among other factors, market conditions that could affect the orderly disposition of the portfolio security).

“Value” for the purposes of all investment restrictions means the value used in determining a Fund’s NAV. “U.S. Government Securities” shall mean securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

TRUSTEES AND OFFICERS

The Trust’s Leadership Structure

The business and affairs of the Funds are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy and reviewing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Fund’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of seven Independent Trustees and one Interested Trustee. The Board has selected an Independent Trustee to act as Chair, whose duties include presiding at meetings of the Board and acting as a focal point to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of the Chair’s duties, the Chair will consult with the other Independent Trustees and the Funds’ officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least six times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition, the Independent Trustees meet at least annually to review, among other things, investment management agreements, distribution (Rule 12b-1) and/or service plans and related agreements, transfer agency agreements and certain other agreements providing for the compensation of Goldman Sachs and/or its affiliates by the Funds, and to consider such other matters as they deem appropriate.

B-17

The Board has established five standing committees – Audit, Governance and Nominating, Compliance, Valuation and Contract Review Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “STANDING BOARD COMMITTEES,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Trustees of the Trust

Information pertaining to the Trustees of the Trust as of December 29, 2020 is set forth below.

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Jessica Palmer Age: 71	Chair of the Board of Trustees	Since 2018 (Trustee since 2007)	Ms. Palmer is retired. She was formerly Consultant, Citigroup Human Resources Department (2007–2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984–2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004–2009). Chair of the Board of Trustees—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

B-18

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Dwight L. Bush Age: 63	Trustee	Since 2020	Ambassador Bush is President and CEO of D.L. Bush & Associates (a financial advisory and private investment firm) (2002–2014 and 2017–present); and was formerly U.S. Ambassador to the Kingdom of Morocco (2014–2017) and a Member of the Board of Directors of Santander Bank, N.A. (2018–2019). Previously, Ambassador Bush served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019–January 2020). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Kathryn A. Cassidy Age: 66	Trustee	Since 2015	Ms. Cassidy is retired. Formerly, she was Advisor to the Chairman (May 2014–December 2014); and Senior Vice President and Treasurer (2008–2014), General Electric Company & General Electric Capital Corporation (technology and financial services companies). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Diana M. Daniels Age: 71	Trustee	Since 2007	Ms. Daniels is retired. Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991–2006). Ms. Daniels is a Trustee Emeritus and serves as a Presidential Councillor of Cornell University (2013–Present); former Member of the Legal Advisory Board, New York Stock Exchange (2003–2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006–2007). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Joaquin Delgado Age: 60	Trustee	Since 2020

Dr. Delgado is retired. He is Director, Hexion Inc. (a specialty chemical manufacturer) (2019–present); and Director, Stepan Company (a specialty chemical manufacturer) (2011–present); and was formerly Executive Vice President, Consumer Business Group of 3M Company (July 2016–July 2019); and Executive Vice President, Health Care Business Group of 3M Company (October 2012–July 2016). Previously, Dr. Delgado served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019–January 2020).

Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

				105	Stepan Company (a specialty chemical manufacturer)

B-19

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Roy W. Templin Age: 60	Trustee	Since 2013	Mr. Templin is retired. He is Director, Armstrong World Industries, Inc. (a designer and manufacturer of ceiling, wall and suspension system solutions) (2016–Present); and was formerly Chairman of the Board of Directors, Con-Way Incorporated (a transportation, logistics and supply chain management service company) (2014–2015); Executive Vice President and Chief Financial Officer, Whirlpool Corporation (an appliance manufacturer and marketer) (2004–2012). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Armstrong World Industries, Inc. (a ceiling, wall and suspension systems solutions manufacturer)

Gregory G. Weaver Age: 69	Trustee	Since 2015	Mr. Weaver is retired. He is Director, Verizon Communications Inc. (2015–Present); and was formerly Chairman and Chief Executive Officer, Deloitte & Touche LLP (a professional services firm) (2001–2005 and 2012–2014); and Member of the Board of Directors, Deloitte & Touche LLP (2006–2012). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Verizon Communications Inc.

Interested Trustee
Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara* Age: 58	President and Trustee	Since 2007	Advisory Director, Goldman Sachs (January 2018–Present); Managing Director, Goldman Sachs (January 2000–December 2017); Director of Institutional Fund Sales, GSAM (April 1998–December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993–April 1998). President and Trustee—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	158	None

*

Mr. McNamara is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. Mr. McNamara holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus.
[2]

Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that each Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 75th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.

B-20

[3]

The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of December 29, 2020, Goldman Sachs Trust consisted of 92 portfolios (90 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 13 portfolios; Goldman Sachs Trust II consisted of 19 portfolios (17 of which offered shares to the public); Goldman Sachs ETF Trust consisted of 32 portfolios (20 of which offered shares to the public); and Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund each consisted of one portfolio. Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund did not offer shares to the public.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

The significance or relevance of a Trustee’s particular experience, qualifications, attributes and/or skills is considered by the Board on an individual basis. Experience, qualifications, attributes and/or skills common to all Trustees include the ability to critically review, evaluate and discuss information provided to them and to interact effectively with the other Trustees and with representatives of the Investment Adviser and its affiliates, other service providers, legal counsel and the Fund’s independent registered public accounting firm, the capacity to address financial and legal issues and exercise reasonable business judgment, and a commitment to the representation of the interests of the Fund and its shareholders. The Governance and Nominating Committee’s charter contains certain other factors that are considered by the Governance and Nominating Committee in identifying and evaluating potential nominees to serve as Independent Trustees. Based on each Trustee’s experience, qualifications, attributes and/or skills, considered individually and with respect to the experience, qualifications, attributes and/or skills of other Trustees, the Board has concluded that each Trustee should serve as a Trustee. Below is a brief discussion of the experience, qualifications, attributes and/or skills of each individual Trustee as of March 27, 2020 that led the Board to conclude that such individual should serve as a Trustee.

Jessica Palmer. Ms. Palmer has served as a Trustee since 2007 and Chair of the Board since 2018. Ms. Palmer worked at Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) for over 20 years, where she was a Managing Director. While at Citigroup Corporate and Investment Banking, Ms. Palmer was Head of Global Risk Management, Chair of the Global Commitment Committee, Co-Chair of International Investment Banking (New York) and Head of Fixed Income Capital Markets. Ms. Palmer was also a member of the Management Committee and Risk Management Operating Committee of Citigroup, Inc. Ms. Palmer was also Assistant Vice President of the International Division at Wells Fargo Bank, N.A. Ms. Palmer was also a member of the Board of Trustees of a private elementary and secondary school. Based on the foregoing, Ms. Palmer is experienced with financial and investment matters.

Dwight L. Bush. Ambassador Bush has served as a Trustee since 2020. Ambassador Bush also serves as President and CEO of D.L. Bush & Associates, a financial advisory and private investment firm. From 2014 to 2017, he served as U.S. Ambassador to the Kingdom of Morocco. Prior to his service as U.S. Ambassador, he established and served as CEO of Urban Trust Bank and UTB Education Finance, LLC, an integrated provider of education credit services. Ambassador Bush was previously Vice President of Corporate Development for SLM Corporation (commonly known as Sallie Mae). Formerly, he served as a member of the Board of Directors of Santander Bank, N.A., JER Investors Trust, a specialty real estate finance company, and as Vice Chairman of the Board of Directors of CASI Pharmaceuticals (formerly Entremed, Inc.) where he was Chairman of the Audit Committee. He also serves as a member of the Board of Directors for several philanthropic organizations, including the Middle East Investment Initiative and the American Council of Young Political Leaders, and has served on the executive committee of Cornell University. Ambassador Bush previously served on the Trust’s Advisory Board. Based on the foregoing, Ambassador Bush is experienced with financial and investment matters.

Kathryn A. Cassidy. Ms. Cassidy has served as a Trustee since 2015. Previously, Ms. Cassidy held several senior management positions at General Electric Company (“GE”) and General Electric Capital Corporation (“GECapital”) and its subsidiaries, where she worked for 35 years, most recently as Advisor to the Chairman of GECapital and Senior Vice President and Treasurer of GE and GECapital. As Senior Vice President and Treasurer, Ms. Cassidy led capital markets and treasury matters of multiple initial public offerings. Ms. Cassidy was responsible for managing global treasury operations, including global funding, hedging, derivative accounting and execution, cash and liquidity management, cash operations and treasury services, and global regulatory compliance and reporting for liquidity, derivatives, market risk and counterparty credit risk. Ms. Cassidy also serves as a Director of buildOn, a not-for-profit organization, where she serves as Chair of the Finance Committee. Based on the foregoing, Ms. Cassidy is experienced with financial and investment matters.

Diana M. Daniels. Ms. Daniels has served as a Trustee since 2007. Ms. Daniels also serves as a Trustee Emeritus and Presidential Councillor of Cornell University. Ms. Daniels held several senior management positions at The Washington Post Company and its subsidiaries, where she worked for 29 years. While at The Washington Post Company, Ms. Daniels served as Vice President, General Counsel, Secretary to the Board of Directors and Secretary to the Audit Committee. Previously, Ms. Daniels served as Vice President and General Counsel of Newsweek, Inc. Ms. Daniels has also served as Vice Chair and Chairman of the Executive Committee of the Board of Trustees of Cornell University and as a member of the Corporate Advisory Board of Standish Mellon Management Advisors and of the Legal Advisory Board of New York Stock Exchange. Ms. Daniels is also a member of the American Law Institute and of the Advisory Council of the Inter-American Press Association. Based on the foregoing, Ms. Daniels is experienced with legal, financial and investment matters.

B-21

Joaquin Delgado. Dr. Delgado has served as a Trustee since 2020. Dr. Delgado is a member of the Board of Directors for Stepan Company, a publicly-traded specialty chemical manufacturer, and Hexion Inc., a privately held specialty chemical manufacturer. Previously, Dr. Delgado held several senior management positions at 3M Company, where he worked for over 30 years, most recently as Executive Vice President of 3M Company’s Consumer Business Group. As Executive Vice President, Vice President, and General Manager at 3M Company, Dr. Delgado directed mergers and acquisitions worldwide, and was responsible for managing global operations in specialized markets such as semiconductors, consumer electronics, communications, medical and office supplies and software. Dr. Delgado also serves as a Director of MacPhail Center for Music, a not-for-profit organization. Dr. Delgado previously served on the Trust’s Advisory Board. Based on the foregoing, Dr. Delgado is experienced with financial and investment matters.

Roy W. Templin. Mr. Templin has served as a Trustee since 2013. Mr. Templin is a member of the Board of Directors of Armstrong World Industries, Inc., a ceiling, wall and suspension system solutions manufacturer, where he serves as Chair of the Finance Committee and the Audit Committee, and as a member of the Nominating and Governance Committee. Previously, Mr. Templin served as Chairman of the Board of Directors of Con-Way Incorporated, a transportation, logistics and supply-chain management services company, prior to its sale to XPO Logistics, Inc. in 2015. Mr. Templin held a number of senior management positions at Whirlpool Corporation, an appliance manufacturer and marketer, including Executive Vice President and Chief Financial Officer, Vice President and Corporate Controller there. At Whirlpool, Mr. Templin served on the Executive Committee and was responsible for all aspects of finance globally, including treasury, accounting, risk management, investor relations, internal auditing, tax and facilities. Prior to joining Whirlpool, Mr. Templin served in several roles at Kimball International, a furniture and electronic assemblies manufacturer, including Vice President of Finance and Chief Accounting Officer. Mr. Templin was also a Director of Corporate Finance for Cummins, Inc., a diesel engine manufacturer, a Director of Financial Development at NCR Corporation, a computer hardware and electronics company, and a member of the audit staff of Price Waterhouse (now PricewaterhouseCoopers LLP). Mr. Templin is a certified public accountant and a certified management accountant. Based on the foregoing, Mr. Templin is experienced with accounting, financial and investment matters.

Gregory G. Weaver. Mr. Weaver has served as a Trustee since 2015. Mr. Weaver has been designated as the Board’s “audit committee financial expert” given his extensive accounting and finance experience. Mr. Weaver also serves as a Director of Verizon Communications Inc., where he serves as Chair of the Audit Committee. Previously, Mr. Weaver was a partner with Deloitte & Touche LLP for 30 years. He was the firm’s first chairman and chief executive officer from 2001–2005, and was elected to serve a second term (2012–2014). While serving as chairman at Deloitte & Touche LLP, Mr. Weaver led the audit and enterprise risk services practice, overseeing all operations, strategic positioning, audit quality, and talent matters. Mr. Weaver also served as a member of the firm’s Board of Directors for six years where he served on the Governance Committee and Partner Earnings and Benefits Committee and was chairman of the Elected Leaders Committee and Strategic Investment Committee. Mr. Weaver is also a Board member and Audit Committee chair of the YMCA of Westfield, New Jersey. Mr. Weaver has also served as President of the Council of Boy Scouts of America in Long Rivers, Connecticut, President of A Better Chance in Glastonbury, Connecticut, as a member of the Financial Accounting Standards Advisory Council and as a board member of the Stan Ross Department of Accountancy, Baruch College. Based on the foregoing, Mr. Weaver is experienced with accounting, financial and investment matters.

James A. McNamara. Mr. McNamara has served as a Trustee and President of the Trust since 2007 and has served as an officer of the Trust since 2001. Mr. McNamara is an Advisory Director to Goldman Sachs. Prior to retiring as Managing Director at Goldman Sachs in 2017, Mr. McNamara was head of Global Third Party Distribution at GSAM and was previously head of U.S. Third Party Distribution. Prior to that role, Mr. McNamara served as Director of Institutional Fund Sales. Prior to joining Goldman Sachs, Mr. McNamara was Vice President and Manager at Dreyfus Institutional Service Corporation. Based on the foregoing, Mr. McNamara is experienced with financial and investment matters.

Officers of the Trust

Information pertaining to the officers of the Trust as of December 29, 2020 is set forth below.

B-22

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 58	Trustee and President	Since 2007

Advisory Director, Goldman Sachs (January 2018 – Present); Managing Director, Goldman Sachs (January 2000 – December 2017); Director of Institutional Fund Sales, GSAM (April 1998 – December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993 – April 1998).

President and Trustee—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 52	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2017 (Treasurer and Principal Financial Officer since 2019)

Managing Director, Goldman Sachs (November 2015 – Present) and Vice President – Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010 – October 2015).

Treasurer, Principal Financial Officer and Principal Accounting Officer—Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)); Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Julien Yoo 200 West Street New York, NY 10282 Age: 49	Chief Compliance Officer	Since 2019

Managing Director, Goldman Sachs (January 2020–Present); Vice President, Goldman Sachs (December 2014–December 2019); and Vice President, Morgan Stanley Investment Management (2005–2010).

Chief Compliance Officer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Peter W. Fortner 30 Hudson Street Jersey City, NJ 07302 Age: 62	Assistant Treasurer	Since 2000

Vice President, Goldman Sachs (July 2000–Present); Principal Accounting Officer, Commerce Bank Mutual Fund Complex (2008–Present); and Treasurer of Goldman Sachs Philanthropy Fund (2019–Present).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Allison Fracchiolla 30 Hudson Street Jersey City, NJ 07302 Age: 37	Assistant Treasurer	Since 2014	Vice President, Goldman Sachs (January 2013–Present). Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; and Goldman Sachs ETF Trust.

Tyler Hanks 222 S. Main St Salt Lake City, UT 84101 Age: 38	Assistant Treasurer	Since 2019

Vice President, Goldman Sachs (January 2016—Present); and Associate, Goldman Sachs (January 2014—January 2016).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

B-23

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Kirsten Frivold Imohiosen 200 West Street New York, NY 10282 Age: 50	Assistant Treasurer	Since 2019

Managing Director, Goldman Sachs (January 2018–Present); and Vice President, Goldman Sachs (May 1999–December 2017).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Steven Z. Indich 30 Hudson Street Jersey City, NJ 07302 Age: 51	Assistant Treasurer	Since 2019

Vice President, Goldman Sachs (February 2010 – Present).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Carol Liu 30 Hudson Street Jersey City, NJ 07302 Age: 45	Assistant Treasurer	Since 2019

Vice President, Goldman Sachs (October 2017 – Present); Tax Director, The Raine Group LLC (August 2015 – October 2017); and Tax Director, Icon Investments LLC (January 2012 – August 2015).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Christopher Bradford 30 Hudson Street Jersey City, NJ 07302 Age: 39	Vice President	Since 2020

Vice President, Goldman Sachs (January 2014–Present).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Real Estate Diversified Income Fund; and Goldman Sachs Credit Income Fund.

Jesse Cole 71 South Wacker Drive Chicago, IL 60606 Age: 57	Vice President	Since 1998

Managing Director, Goldman Sachs (December 2006 – Present); Vice President, GSAM (June 1998 – Present); and Vice President, AIM Management Group, Inc. (investment adviser) (April 1996 – June 1998).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Miriam L. Cytryn 200 West Street New York, NY 10282 Age: 62	Vice President	Since 2008

Vice President, GSAM (2008 – Present); Vice President of Divisional Management, Investment Management Division (2007 – 2008); Vice President and Chief of Staff, GSAM US Distribution (2003 – 2007); and Vice President of Employee Relations, Goldman Sachs (1996 – 2003).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Kimberly MacKenzie 200 West Street New York, NY 10282 Age: 40	Vice President	Since 2020	Vice President, GSAM (2010–Present); Associate, Goldman Sachs (2006–2010). Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

B-24

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Frank Murphy 200 West Street New York, NY 10282 Age: 46	Vice President	Since 2019

Managing Director, Goldman Sachs (2015 – Present); Vice President, Goldman Sachs (2003 – 2014); Associate, Goldman Sachs (2001 – 2002); and Analyst, Goldman Sachs (1999 – 2001).

Vice President—Goldman Sachs Trust; and Goldman Sachs Variable Insurance Trust.

Emily Stecher 200 West Street New York, NY 10282 Age: 33	Vice President	Since 2020

Managing Director, Goldman Sachs (January 2020–Present); Vice President, Goldman Sachs (January 2015–December 2019).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Real Estate Diversified Income Fund; and Goldman Sachs Credit Income Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 43	Secretary	Since 2012

Managing Director, Goldman Sachs (January 2016–Present); Vice President, Goldman Sachs (August 2006–December 2015); Senior Counsel, Goldman Sachs (January 2020–Present); Associate General Counsel, Goldman Sachs (2012–December 2019); Assistant General Counsel, Goldman Sachs (August 2006–December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002–2006).

Secretary—Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

David A. Fishman 200 West Street New York, NY 10282 Age: 56	Assistant Secretary	Since 2001

Managing Director, Goldman Sachs (December 2001 – Present); and Vice President, Goldman Sachs (1997 – December 2001).

Assistant Secretary—Goldman Sachs Trust; and Goldman Sachs Variable Insurance Trust.

Robert Griffith 200 West Street New York, NY 10282 Age: 46	Assistant Secretary	Since 2011

Vice President, Goldman Sachs (August

2011 – Present); Associate General Counsel, Goldman Sachs (December 2014 – Present); Assistant General Counsel, Goldman Sachs (August 2011 – December 2014); Vice President and Counsel, Nomura Holding America, Inc. (2010 – 2011); and Associate, Simpson Thacher & Bartlett LLP (2005 – 2010).

Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Shaun Cullinan 200 West Street New York, NY 10282 Age: 41	Assistant Secretary	Since 2018

Managing Director, Goldman Sachs (2018 – Present); Vice President, Goldman Sachs (2009 – 2017); Associate, Goldman Sachs (2006 – 2008); Analyst, Goldman Sachs (2004 – 2005).

Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

[1]

Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

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Standing Board Committees

The Audit Committee oversees the audit process and provides assistance to the Board with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the Board an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. All of the Independent Trustees serve on the Audit Committee and Mr. Weaver serves as Chair of the Audit Committee. The Audit Committee held six meetings during the fiscal year ended August 31, 2020.

The Governance and Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance, which includes making recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing their management; (ii) select and nominate candidates for appointment or election to serve as Independent Trustees; and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Governance and Nominating Committee. The Governance and Nominating Committee held four meetings during the fiscal year ended August 31, 2020. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance and Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds’ Prospectuses and should be directed to the attention of the Goldman Sachs Trust Governance and Nominating Committee.

The Compliance Committee has been established for the purpose of overseeing the compliance processes: (i) of the Funds; and (ii) insofar as they relate to services provided to the Funds, of the Funds’ Investment Adviser, Distributor, administrator (if any), and Transfer Agent, except that compliance processes relating to the accounting and financial reporting processes, and certain related matters, are overseen by the Audit Committee. In addition, the Compliance Committee provides assistance to the full Board with respect to compliance matters. The Compliance Committee met six times during the fiscal year ended August 31, 2020. All of the Independent Trustees serve on the Compliance Committee.

The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Valuation Procedures. Messrs. McNamara and DiMaria serve on the Valuation Committee. The Valuation Committee met twelve times during the fiscal year ended August 31, 2020.

The Contract Review Committee has been established for the purpose of overseeing the processes of the Board for reviewing and monitoring performance under the Funds’ investment management, distribution, transfer agency and certain other agreements with the Funds’ Investment Adviser and its affiliates. The Contract Review Committee is also responsible for overseeing the Board’s processes for considering and reviewing performance under the operation of the Funds’ distribution, service, shareholder administration and other plans, and any agreements related to the plans, whether or not such plans and agreements are adopted pursuant to Rule 12b-1 under the Act. The Contract Review Committee also provides appropriate assistance to the Board in connection with the Board’s approval, oversight and review of the Funds’ other service providers including, without limitation, the Funds’ custodian/accounting agent, sub-transfer agents, professional (legal and accounting) firms and printing firms. The Contract Review Committee met two times during the fiscal year ended August 31, 2020. All of the Independent Trustees serve on the Contract Review Committee.

Risk Oversight

The Board is responsible for the oversight of the activities of the Funds, including oversight of risk management. Day-to-day risk management with respect to the Funds is the responsibility of GSAM or other service providers (depending on the nature of the risk), subject to supervision by GSAM. The risks of the Funds include, but are not limited to, investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Each of GSAM and the other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the Funds and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some risks are simply beyond the control of the Funds or GSAM, its affiliates or other service providers.

The Board effectuates its oversight role primarily through regular and special meetings of the Board and Board committees. In certain cases, risk management issues are specifically addressed in presentations and discussions. For example, GSAM has risk management team that assists GSAM in managing investment risk. Representatives from the risk management team meet regularly with the Board to discuss their analysis and methodologies. In addition, investment risk is discussed in the context of regular presentations to the Board on Fund strategy and performance. Other types of risk are addressed as part of presentations on related topics (e.g. compliance policies) or in the context of presentations focused specifically on one or more risks. The Board also receives reports from GSAM management on operational risks, reputational risks and counterparty risks relating to the Funds.

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Board oversight of risk management is also performed by various Board committees. For example, the Audit Committee meets with both the Funds’ independent registered public accounting firm and GSAM’s internal audit group to review risk controls in place that support the Funds as well as test results, and the Compliance Committee meets with the CCO and representatives of GSAM’s compliance group to review testing results of the Funds’ compliance policies and procedures and other compliance issues. Board oversight of risk is also performed as needed between meetings through communications between GSAM and the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee (then serving) in the Funds and other portfolios of the Goldman Sachs Fund Complex as of December 31, 2019, unless otherwise noted.

Name of Trustee	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Portfolios in Fund Complex Overseen By Trustee
Jessica Palmer	None	Over $100,000
Dwight L. Bush(2)	None	Over $100,000
Kathryn A. Cassidy	$1–$10,000	Over $100,000
Diana M. Daniels	None	Over $100,000
Joaquin Delgado(2)	None	Over $100,000
James A. McNamara	$10,000-50,000	Over $100,000
Roy W. Templin	None	Over $100,000
Gregory G. Weaver	None	Over $100,000

[1]	Includes the value of shares beneficially owned by each Trustee in each Fund described in this SAI.
[2]	Ambassador Bush and Dr. Delgado began serving as Trustees effective January 23, 2020

As of December 1, 2020, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each class of the Funds.

Board Compensation

Each Independent Trustee is compensated with a unitary annual fee for his or her services as a Trustee of the Trust and as a member of the Governance and Nominating Committee, Compliance Committee, Contract Review Committee, and Audit Committee. The Chair and “audit committee financial expert” receive additional compensation for their services. The Independent Trustees are also reimbursed for reasonable travel expenses incurred in connection with attending meetings. The Trust may also pay the reasonable incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

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The following tables set forth certain information with respect to the compensation of each Trustee of the Trust (then serving) for the fiscal year ended August 31, 2020:

Trustee Compensation

	Financial Square Funds
Name of Trustee	Prime Obligations Fund	Government Fund
Kathryn A. Cassidy	$6,049.67	$51,470.06
Dwight L. Bush(2)	3,018.25	26,827.91
Diana M. Daniels	4,036.06	34,339.60
Joaquin Delgado(2)	3,018.25	26,827.91
James A. McNamara(1)	—	—
Jessica Palmer	4,036.06	34,339.60
Roy W. Templin	4,036.06	34,339.60
Gregory G. Weaver(3)	4,697.28	39,967.14

Name of Trustee	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From Fund Complex (including the Funds)(4)
Kathryn A. Cassidy	$0	$504,500
Dwight L. Bush(2)	0	253,500
Diana M. Daniels	0	336,500
Joaquin Delgado(2)	0	253,500
James A. McNamara(1)	—	—
Jessica Palmer	0	336,500
Roy W. Templin	0	336,500
Gregory G. Weaver(3)	0	391,500

[1]	Mr. McNamara is an Interested Trustee, and, as such, receives no compensation from the Funds or the Goldman Sachs Fund Complex.
[2]

Includes compensation Ambassador Bush and Dr. Delgado received as Advisory Board Members during the fiscal year. Ambassador Bush and Dr. Delgado began serving as Advisory Board Members effective October 16, 2019 and as Trustees effective January 23, 2020

[3]	Includes compensation as “audit committee financial expert,” as defined in Item 3 of Form N-CSR.
[4]	Represents fees paid to each Trustee during the fiscal year ended August 31, 2020 from the Goldman Sachs Fund Complex.

The Trust, its Investment Advisers and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds.

MANAGEMENT SERVICES

As stated in the Funds’ Prospectuses, GSAM, 200 West Street, New York, New York 10282, serves as Investment Adviser to the Funds. GSAM is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division (“IMD”) of Goldman Sachs, served as the Funds’ investment adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs Asset Management’s investment advisory responsibilities for those Funds. See “Service Providers” in the Funds’ Prospectuses for a description of the Investment Adviser’s duties to the Funds.

Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York with offices in countries throughout the world. It has trading professionals throughout the United States, as well as in London, Frankfurt, Tokyo, Seoul, Sao Paulo and other major financial centers around the world. The active participation of Goldman Sachs in the world’s financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Funds to use the name “Goldman Sachs” or a derivative thereof as part of each Fund’s name for as long as each Fund’s Management Agreement (as described below) is in effect.

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The Management Agreements provide that GSAM, in its capacity as Investment Adviser, may render similar services to others so long as the services under the Management Agreements are not impaired thereby. The Funds’ Management Agreements were approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”) on June 16-17, 2020, with respect to each of the Funds. A discussion regarding the Trustees’ basis for approving the Management Agreements in 2020 is available in the Funds’ annual reports for the fiscal year ended August 31, 2020.

Each Management Agreement will remain in effect until June 30, 2021 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually as set forth in the Management Agreement.

The Management Agreements provide that GSAM shall not be liable to a Fund for any error of judgment by GSAM or for any loss sustained by a Fund except in the case of GSAM’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreements also provide that they shall terminate automatically if assigned and that they may be terminated with respect to any particular Funds without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund on 60 days’ written notice to GSAM or by GSAM without penalty at any time on 90 days’ (60 days with respect to a Fund) written notice to the Trust.

Pursuant to the Management Agreements, the Investment Adviser is entitled to receive a fee from the Trust, computed daily and paid monthly, at the annual rates of each Fund’s average daily net assets set forth in the table below. Also included below are the actual management fee rates paid by each Fund (after application of any management fee waivers, as indicated) for the fiscal year ended August 31, 2020. The Investment Adviser may waive a portion of its management fee payable by a Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests.

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended August 31, 2020

Financial Square Prime Obligations Fund	0.16%	0.14%
Financial Square Government Fund	0.16%	0.16%

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the amounts of fees incurred by each Fund under its respective Management Agreement were as follows (with and without the fee waivers that were then in effect and $ in thousands):

Fund	2020		2019		2018
	With Fee Waiver*	Without Fee Waiver	With Fee Waiver**	Without Fee Waiver	With Fee Waiver***	Without Fee Waiver
Financial Square Prime Obligations Fund	$8,316	$9,793	$5,038	$7,443	$2,052	$3,998
Financial Square Government Fund	258,646	258,646	164,279	164,279	147,353	167,456

*

During the fiscal year ended August 31, 2020, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations and Financial Square Government Funds, and the effective fee rates for this period were 0.14% and 0.16%, respectively.

**

During the fiscal year ended August 31, 2019, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations and Financial Square Government Funds, and the effective fee rates for this period were 0.11% and 0.16%, respectively.

***

For the period September 1, 2017, through February 20, 2018, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations and Financial Square Government Funds, and the effective fee rates for this period were 0.16% and 0.16%, respectively. For the period February 21, 2018, through August 31, 2018, GSAM agreed to waiver a portion of the management fee rates fees payable by the Financial Square Prime Obligations and Financial Square Government Funds, and the effective fee rates for this period were 0.16% and 0.16%, respectively.

Unless required to be performed by others pursuant to agreements with the Funds, the Investment Adviser also performs certain administrative services for each Fund under the Management Agreement. Such administrative services include, subject to the general supervision of the Trustees of the Trust, (i) providing supervision of all aspects of the Fund’s non-investment operations; (ii) providing the Fund with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranging for, at the Fund’s expense, the preparation of all of the Fund’s required tax returns, the preparation and submission of reports to existing shareholders, the periodic updating of the Fund’s prospectus and statement of additional information, and the preparation of reports filed with the SEC and other regulatory authorities; (iv) maintaining all of the Fund’s records; and (v) providing the Fund with adequate office space and all necessary office equipment and services. In overseeing each Fund’s non-investment operations, the Investment Adviser’s services include, among other things, oversight of vendors hired by the Fund, oversight of Fund liquidity and risk management, oversight of regulatory inquiries and requests with respect to the Fund made to the Investment Adviser, valuation and accounting oversight and oversight of ongoing compliance with federal and state securities laws, tax regulations, and other applicable law.

Legal Proceedings. On October 22, 2020, The Goldman Sachs Group, Inc. announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the United Kingdom, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The Goldman Sachs Group, Inc. previously entered into a settlement agreement with the Government of Malaysia and 1MDB to resolve all criminal and regulatory proceedings in Malaysia relating to 1MDB.

The Investment Adviser, Goldman Sachs and certain of their affiliates have received exemptive relief from the SEC to permit them to continue serving as investment adviser and principal underwriter for U.S.-registered investment companies.

B-29

The Distributor and Transfer Agent

Goldman Sachs, 200 West Street, New York, New York 10282, serves as the exclusive Distributor of shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Shares of the Funds are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs.

Goldman Sachs, 71 South Wacker Drive, Chicago, IL 60606 serves as the Trust’s Transfer Agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust with respect to each Fund to: (i) record the issuance, transfer and redemption of shares, (ii) provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust’s custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of the average daily net assets with respect to each class of each Fund. Goldman Sachs may pay to certain intermediaries who perform transfer agent services to shareholders a networking or sub-transfer agent fee. These payments will be made from the transfer agency fees noted above and in the Funds’ Prospectus.

As compensation for services rendered to the Trust by Goldman Sachs as Transfer Agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal year ended August 31, 2020 from each Fund as follows under the fee schedules then in effect:

	2020
Fund	With Fee Waiver*	Without Fee Waiver
Financial Square Prime Obligations	$2,749	$2,749
Financial Square Government	138,391	138,391

*

During the fiscal year ended August 31, 2020, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rate for this period for each Fund was 0.01%. Goldman Sachs anticipates that these waivers will be temporary, and they may be modified or terminated at any time.

The Trust’s distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

Expenses

The Trust, on behalf of each Fund, is responsible for the payment of each Fund’s respective expenses. The expenses include, without limitation, the fees payable to the Investment Adviser, distribution fees payable to Goldman Sachs (as applicable), service fees and administration fees paid to Intermediaries, the fees and expenses of the Trust’s custodian and subcustodians, transfer agent fees and expenses, pricing service fees and expenses, brokerage fees and commissions, filing fees for the registration or qualification of the Trust’s shares under federal or state securities laws, expenses of the organization of the Funds, fees and expenses incurred by the Trust in connection with membership in investment company organizations including, but not limited to, the Investment Company Institute, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs or its affiliates with respect to the Trust), expenses of preparing and setting in type Prospectuses, SAIs, proxy material, reports and notices and the printing and distributing of the same to the Trust’s shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its Distribution and Service Plans, compensation and expenses of its Independent Trustees, the fees and expenses of pricing services, dividend expenses on short sales and extraordinary expenses, if any, incurred by the Trust. Except for fees and expenses under any service plan, shareholder administration plan, administration plan or distribution and service plans applicable to a particular class and transfer agency fees and expenses, all Fund expenses are borne on a non-class specific basis.

B-30

The imposition of the Investment Adviser’s fees, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

For the Funds, as of December 29, 2020, the Investment Adviser has agreed to reduce or limit certain “Other Expenses” (excluding acquired fund fees and expenses, administration fees, service fees, service and administration fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annualized basis, 0.014% each Fund’s average daily net assets.

Each arrangement will remain in place through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Advisers at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” or “Total Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Reimbursement and Other Expense Reductions

For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, the amounts of certain “Other Expenses” of each Fund were reduced or otherwise limited by the Investment Adviser as follows under the expense limitations with the Funds that were then in effect ($ in thousands):

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$195	$43	$246
Financial Square Government Fund	0	0	0

Such reductions or limits, if any, are calculated monthly on a cumulative basis during each Fund’s fiscal year and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

Custodian Reimbursements

Each Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in each Fund’s expenses. For the fiscal years ended August 31, 2020, August 31, 2019 and August 31, 2018, each Fund’s custody fees were reduced by the following amounts under such arrangements ($ in thousands):

Fund	2020	2019	2018
Financial Square Prime Obligations Fund	$0	$0	$2
Financial Square Government Fund	1	1	1,548
Fees and expenses borne by the Funds relating to legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the Investment Adviser’s costs of performing certain accounting services not being provided by a Fund’s custodian.

Custodian

BNYM acts as custodian of the Funds’ assets. In that capacity, BNYM maintains the accounting records and calculates the daily NAV per share of the Funds. Its mailing address is One Wall Street, New York, New York 10286.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, MA 02210, is the Funds’ independent registered public accounting firm. In addition to audit services, PricewaterhouseCoopers LLP provides assistance on certain non-audit matters.

B-31

POTENTIAL CONFLICTS OF INTEREST

General Categories of Conflicts Associated with the Funds

Goldman Sachs (which, for purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, shall mean, collectively, The Goldman Sachs Group, Inc., the Investment Adviser and their affiliates, directors, partners, trustees, managers, members, officers and employees) is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization and a major participant in global financial markets. As such, it provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. Goldman Sachs acts as broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs advises and deals with clients and third parties in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products, for its own account and for the accounts of clients and of its personnel. In addition, Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets. In certain cases, the Investment Adviser causes the Funds to invest in products and strategies sponsored, managed or advised by Goldman Sachs or in which Goldman Sachs has an interest, either directly or indirectly, or otherwise restricts the Funds from making such investments, as further described herein. In this regard, Goldman Sachs’ activities and dealings with other clients and third parties may affect the Funds in ways that may disadvantage the Funds and/or benefit Goldman Sachs or other Accounts.

In addition, the Investment Adviser’s activities on behalf of certain other entities that are not investment advisory clients of the Investment Adviser create conflicts of interest between such entities, on the one hand, and Accounts (including the Funds), on the other hand, that are the same as or similar to the conflicts that arise between the Funds and other Accounts, as described herein. In managing conflicts of interest that arise as a result of the foregoing, the Investment Adviser generally will be subject to fiduciary requirements. For purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds, and “Accounts” shall mean Goldman Sachs’ own accounts, accounts in which personnel of Goldman Sachs have an interest, accounts of Goldman Sachs’ clients, including separately managed accounts (or separate accounts), and investment vehicles that Goldman Sachs sponsors, manages or advises, including the Funds.

The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Investment Adviser or Goldman Sachs may have now or in the future. Additional information about potential conflicts of interest regarding the Investment Adviser and Goldman Sachs is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

The Sale of Fund Shares and the Allocation of Investment Opportunities

Sales Incentives and Related Conflicts Arising from Goldman Sachs’ Financial and Other Relationships with Intermediaries

Goldman Sachs and its personnel, including employees of the Investment Adviser, receive benefits and earn fees and compensation for services provided to Accounts (including the Funds) and in connection with the distribution of the Funds. Any such fees and compensation are generally paid directly or indirectly out of the fees payable to the Investment Adviser in connection with the management of such Accounts (including the Funds). Moreover, Goldman Sachs and its personnel, including employees of the Investment Adviser, have relationships (both involving and not involving the Funds, and including without limitation placement, brokerage, advisory and board relationships) with distributors, consultants and others who recommend, or engage in transactions with or for, the Funds. Such distributors, consultants and other parties may receive compensation from Goldman Sachs or the Funds in connection with such relationships. As a result of these relationships, distributors, consultants and other parties have conflicts that create incentives for them to promote the Funds.

To the extent permitted by applicable law, Goldman Sachs and the Funds have in the past made, and may in the future make, payments to authorized dealers and other financial intermediaries and to salespersons to promote the Funds. These payments may be made out of Goldman Sachs’ assets or amounts payable to Goldman Sachs. These payments create an incentive for such persons to highlight, feature or recommend the Funds.

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Allocation of Investment Opportunities Among the Funds and Other Accounts

The Investment Adviser manages or advises multiple Accounts (including Accounts in which Goldman Sachs and its personnel have an interest) that have investment objectives that are the same or similar to the Funds and that seek to make or sell investments in the same securities or other instruments, sectors or strategies as the Funds. This creates potential conflicts, particularly in circumstances where the availability or liquidity of such investment opportunities is limited (e.g., in local and emerging markets, high yield securities, fixed income securities, regulated industries, small capitalization, direct or indirect investments in private investment funds, investments in master limited partnerships in the oil and gas industry and initial public offerings/new issues).

Accounts (including the Funds) may invest in other Accounts (including the Funds) at or near the establishment of such Accounts, which may facilitate the Accounts achieving a specified size or scale.

The Investment Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Funds, but may simultaneously manage Accounts for which the Investment Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Funds. The simultaneous management of Accounts that pay greater fees or other compensation and the Funds creates a conflict of interest as the Investment Adviser has an incentive to favor Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among Accounts. For instance, the Investment Adviser will be faced with a conflict of interest when allocating scarce investment opportunities given the possibly greater fees from Accounts that pay performance-based fees. To address these types of conflicts, the Investment Adviser has adopted policies and procedures under which it will allocate investment opportunities in a manner that it believes is consistent with its obligations and fiduciary duties as an investment adviser. However, the availability, amount, timing, structuring or terms of an investment available to the Funds differ from, and performance may be lower than, the investments and performance of other Accounts in certain cases.

To address these potential conflicts, the Investment Adviser has developed allocation policies and procedures that provide that the Investment Adviser’s personnel making portfolio decisions for Accounts will make investment decisions for, and allocate investment opportunities among, such Accounts consistent with the Investment Adviser’s fiduciary obligations. These policies and procedures may result in the pro rata allocation (on a basis determined by the Investment Adviser) of limited opportunities across eligible Accounts managed by a particular portfolio management team, but in other cases such allocation may not be pro rata.

Allocation-related decisions for the Funds and other Accounts are made by reference to one or more factors. Factors may include: the Account’s portfolio and its investment horizons and objectives (including with respect to portfolio construction), guidelines and restrictions (including legal and regulatory restrictions affecting certain Accounts or affecting holdings across Accounts); client instructions; strategic fit and other portfolio management considerations, including different desired levels of exposure to certain strategies; the expected future capacity of the Funds and the applicable Accounts; limits on the Investment Adviser’s brokerage discretion; cash and liquidity needs and other considerations; the availability (or lack thereof) of other appropriate or substantially similar investment opportunities; and differences in benchmark factors and hedging strategies among Accounts. Suitability considerations, reputational matters and other considerations may also be considered.

In a case in which one or more Accounts are intended to be the Investment Adviser’s primary investment vehicles focused on, or to receive priority with respect to, a particular trading strategy, other Accounts (including the Funds) may not have access to such strategy or may have more limited access than would otherwise be the case. To the extent that such Accounts are managed by areas of Goldman Sachs other than the Investment Adviser, such Accounts will not be subject to the Investment Adviser’s allocation policies. Investments by such Accounts may reduce or eliminate the availability of investment opportunities to, or otherwise adversely affect, the Fund. Furthermore, in cases in which one or more Accounts are intended to be the Investment Adviser’s primary investment vehicles focused on, or receive priority with respect to, a particular trading strategy or type of investment, such Accounts have specific policies or guidelines with respect to Accounts or other persons receiving the opportunity to invest alongside such Accounts with respect to one or more investments (“Co-Investment Opportunities”). As a result, certain Accounts or other persons will receive allocations to, or rights to invest in, Co-Investment Opportunities that are not available generally to the Funds.

In addition, in some cases the Investment Adviser makes investment recommendations to Accounts that make investment decisions independently of the Investment Adviser. In circumstances in which there is limited availability of an investment opportunity, if such Accounts invest in the investment opportunity at the same time as, or prior to, a Fund, the availability of the investment opportunity for the Fund will be reduced irrespective of the Investment Adviser’s policies regarding allocations of investments.

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The Investment Adviser, from time to time, develops and implements new trading strategies or seeks to participate in new trading strategies and investment opportunities. These strategies and opportunities are not employed in all Accounts or employed pro rata among Accounts where they are used, even if the strategy or opportunity is consistent with the objectives of such Accounts. Further, a trading strategy employed for a Fund that is similar to, or the same as, that of another Account may be implemented differently, sometimes to a material extent. For example, a Fund may invest in different securities or other assets, or invest in the same securities and other assets but in different proportions, than another Account with the same or similar trading strategy. The implementation of the Fund’s trading strategy depends on a variety of factors, including the portfolio managers involved in managing the trading strategy for the Account, the time difference associated with the location of different portfolio management teams, and the factors described above and in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management of Advisory Accounts; Allocation of Opportunities”) of the Investment Adviser’s Form ADV.

During periods of unusual market conditions, the Investment Adviser may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only Accounts that are typically managed on a side-by-side basis with levered and/or long-short Accounts.

The Investment Adviser and the Funds may receive notice of, or offers to participate in, investment opportunities from third parties for various reasons. The Investment Adviser in its sole discretion will determine whether a Fund will participate in any such investment opportunities and investors should not expect that the Fund will participate in any such investment opportunities unless the opportunities are received pursuant to contractual requirements, such as preemptive rights or rights offerings, under the terms of the Fund’s investments. Some or all Funds may, from time to time, be offered investment opportunities that are made available through Goldman Sachs businesses outside of the Investment Adviser, including, for example, interests in real estate and other private investments. In this regard, a conflict of interest exists to the extent that Goldman Sachs controls or otherwise influences the terms and pricing of such investments and/or retains other benefits in connection therewith. However, Goldman Sachs businesses outside of the Investment Adviser are under no obligation or other duty to provide investment opportunities to the Funds, and generally are not expected to do so. Further, opportunities sourced within particular portfolio management teams within the Investment Adviser may not be allocated to Accounts (including the Funds) managed by such teams or by other teams. Opportunities not allocated (or not fully allocated) to the Funds or other Accounts managed by the Investment Adviser may be undertaken by Goldman Sachs (including the Investment Adviser), including for Goldman Sachs Accounts, or made available to other Accounts or third parties, and the Funds will not receive any compensation related to such opportunities. Additional information about the Investment Adviser’s allocation policies is set forth in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management of Advisory Accounts; Allocation of Opportunities”) of the Investment Adviser’s Form ADV.

As a result of the various considerations above, there will be cases in which certain Accounts (including Accounts in which Goldman Sachs and personnel of Goldman Sachs have an interest) receive an allocation of an investment opportunity at times that the Funds do not, or when the Funds receive an allocation of such opportunities but on different terms than other Accounts (which may be less favorable). The application of these considerations may cause differences in the performance of different Accounts that employ strategies the same or similar to those of the Funds.

Multiple Accounts (including the Funds) may participate in a particular investment or incur expenses applicable in connection with the operation or management of the Accounts, or otherwise may be subject to costs or expenses that are allocable to more than one Account (which may include, without limitation, research expenses, technology expenses, expenses relating to participation in bondholder groups, restructurings, class actions and other litigation, and insurance premiums). The Investment Adviser may allocate investment-related and other expenses on a pro rata or different basis. Certain Accounts are, by their terms or by determination of the Investment Adviser, on a case-by-case basis, not responsible for their share of such expenses, and, in addition, the Investment Adviser has agreed with certain Accounts to cap the amount of expenses (or the amount of certain types of expenses) borne by such Accounts, which results in such Accounts not bearing the full share of expenses they would otherwise have borne as described above. As a result, certain Accounts are responsible for bearing a different or greater amount of expenses, while other Accounts do not bear any, or do not bear their full share, of such expenses. The Investment Adviser may bear any such expenses on behalf of certain Accounts and not for others, as it determines in its sole discretion.

Accounts will generally incur expenses with respect to the consideration and pursuit of transactions that are not ultimately consummated (“broken-deal expenses”). Examples of broken-deal expenses include (i) research costs, (ii) fees and expenses of legal, financial, accounting, consulting or other advisers (including the Investment Adviser or its affiliates) in connection with conducting due diligence or otherwise pursuing a particular non-consummated transaction, (iii) fees and expenses in connection with arranging financing for a particular non-consummated transaction, (iv) travel, entertainment and overtime meal and transportation costs, (v) deposits or down payments that are forfeited in connection with, or amounts paid as a penalty for, a particular non-consummated transaction and (vi) other expenses incurred in connection with activities related to a particular non-consummated transaction.

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The Investment Adviser has adopted a policy relating to the allocation of broken-deal expenses among Accounts (including the Funds) and other potential investors. Pursuant to the policy, broken-deal expenses generally will be allocated among Accounts in the manner that the Investment Adviser determines to be fair and equitable, which will be pro rata or on a different basis.

Goldman Sachs’ Financial and Other Interests May Incentivize Goldman Sachs to Promote the Sale of Fund Shares

Goldman Sachs and its personnel have interests in promoting sales of Fund shares, and the compensation from such sales may be greater than the compensation relating to sales of interests in other Accounts. Therefore, Goldman Sachs and its personnel may have a financial interest in promoting Fund shares over interests in other Accounts.

Management of the Funds by the Investment Adviser

Considerations Relating to Information Held by Goldman Sachs

Goldman Sachs has established certain information barriers and other policies to address the sharing of information between different businesses within Goldman Sachs. As a result of information barriers, the Investment Adviser generally will not have access, or will have limited access, to certain information and personnel in other areas of Goldman Sachs relating to business transactions for clients (including transactions in investing, banking, prime brokerage and certain other areas), and generally will not manage the Funds with the benefit of information held by such other areas. Goldman Sachs, due to its access to and knowledge of funds, markets and securities based on its prime brokerage and other businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Funds, and will not have any obligation or other duty to share information with the Investment Adviser.

In limited circumstances, however, including for purposes of managing business and reputational risk, and subject to policies and procedures, personnel on one side of an information barrier may have access to information and personnel on the other side of the information barrier through “wall crossings.” The Investment Adviser faces conflicts of interest in determining whether to engage in such wall crossings. Information obtained in connection with such wall crossings may limit or restrict the ability of the Investment Adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the Investment Adviser may otherwise have purchased or sold for an Account in the absence of a wall crossing). In managing conflicts of interest that arise as a result of the foregoing, the Investment Adviser generally will be subject to fiduciary requirements. Information barriers also exist between certain businesses within the Investment Adviser, and the conflicts described herein with respect to information barriers and otherwise with respect to Goldman Sachs and the Investment Adviser will also apply to the businesses within the Investment Adviser. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the Investment Adviser, the Investment Adviser limits an activity or transaction for a Fund, including if the Fund is managed by a portfolio management team other than the team holding such information.

In addition, regardless of the existence of information barriers, Goldman Sachs will not have any obligation or other duty to make available for the benefit of the Funds any information regarding Goldman Sachs’ trading activities, strategies or views, or the activities, strategies or views used for other Accounts. Furthermore, to the extent that the Investment Adviser has access to fundamental analysis and proprietary technical models or other information developed by Goldman Sachs and its personnel, or other parts of the Investment Adviser, the Investment Adviser will not be under any obligation or other duty to effect transactions on behalf of Accounts (including the Funds) in accordance with such analysis and models. In the event Goldman Sachs elects not to share certain information with the Investment Adviser or personnel involved in decision-making for Accounts (including the Funds), the Funds may make investment decisions that differ from those they would have made if Goldman Sachs had provided such information, which may be disadvantageous to the Funds.

Different areas of the Investment Adviser and Goldman Sachs take views, and make decisions or recommendations, that are different than other areas of the Investment Adviser and Goldman Sachs. Different portfolio management teams within the Investment Adviser make decisions based on information or take (or refrain from taking) actions with respect to Accounts they advise in a manner different than or adverse to the Funds. Such teams may not share information with the Funds’ portfolio management teams, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.

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Goldman Sachs operates a business known as Goldman Sachs Securities Services (“GSS”), which provides prime brokerage, administrative and other services to clients which may involve investment funds (including pooled investment vehicles and private funds) in which one or more Accounts invest (“Underlying Funds”) or markets and securities in which Accounts invest. GSS and other parts of Goldman Sachs have broad access to information regarding the current status of certain markets, investments and funds and detailed information about fund operators that is not available to the Investment Adviser. In addition, Goldman Sachs may act as a prime broker to one or more Underlying Funds, in which case Goldman Sachs will have information concerning the investments and transactions of such Underlying Funds that is not available to the Investment Adviser. As a result of these and other activities, parts of Goldman Sachs may be in possession of information in respect of markets, investments, investment advisers that are affiliated or unaffiliated with Goldman Sachs and Underlying Funds, which, if known to the Investment Adviser, might cause the Investment Adviser to seek to dispose of, retain or increase interests in investments held by Accounts or acquire certain positions on behalf of Accounts, or take other actions. Goldman Sachs will be under no obligation or other duty to make any such information available to the Investment Adviser or personnel involved in decision-making for Accounts (including the Funds).

Valuation of the Funds’ Investments

The Investment Adviser, while not the primary valuation agent of the Funds, performs certain valuation services related to securities and assets held in the Funds. The Investment Adviser performs such valuation services in accordance with its valuation policies. The Investment Adviser may value an identical asset differently than another division or unit within Goldman Sachs values the asset, including because such other division or unit has information or uses valuation techniques and models that it does not share with, or that are different than those of, the Investment Adviser. This is particularly the case in respect of difficult-to-value assets. The Investment Adviser may also value an identical asset differently in different Accounts, including because different Accounts are subject to different valuation guidelines pursuant to their respective governing agreements (e.g., in connection with certain regulatory restrictions applicable to different Accounts). Differences in valuation may also exist because different third-party vendors are hired to perform valuation functions for the Accounts, the Accounts are managed or advised by different portfolio management teams within the Investment Adviser that employ different valuation policies or procedures, or otherwise. The Investment Adviser will face a conflict with respect to valuations generally because of their effect on the Investment Adviser’s fees and other compensation. Furthermore, the application of particular valuation policies with respect to the Funds will, under certain circumstances, result in improved performance of the Funds.

Goldman Sachs’ and the Investment Adviser’s Activities on Behalf of Other Accounts

The Investment Adviser provides advisory services to the Funds. Goldman Sachs (including the Investment Adviser), the clients it advises, and its personnel have interests in and advise Accounts that have investment objectives or portfolios similar to, related to or opposed to those of the Funds. Goldman Sachs may receive greater fees or other compensation (including performance-based fees) from such Accounts than it does from the Funds, in which case Goldman Sachs is incentivized to favor such Accounts. In addition, Goldman Sachs (including the Investment Adviser), the clients it advises, and its personnel may engage (or consider engaging) in commercial arrangements or transactions with Accounts, and/or may compete for commercial arrangements or transactions in the same types of companies, assets securities and other instruments, as the Funds. Such arrangements, transactions or investments may adversely affect such Funds by, for example, limiting their ability to engage in such activity or affecting the pricing or terms of such arrangements, transactions or investments. Moreover, a particular Fund on the one hand, and Goldman Sachs or other Accounts, on the other hand, may vote differently on or take or refrain from taking different actions with respect to the same security, which may be disadvantageous to the Fund. Additionally, as described below, the Investment Adviser faces conflicts of interest arising out of Goldman Sachs’ relationships and business dealings in connection with decisions to take or refrain from taking certain actions on behalf of Accounts when doing so would be adverse to Goldman Sachs’ relationships or other business dealings with such parties.

Transactions by, advice to and activities of Accounts (including with respect to investment decisions, voting and the enforcement of rights) may involve the same or related companies, securities or other assets or instruments as those in which the Funds invest, and such Accounts may engage in a strategy while a Fund is undertaking the same or a differing strategy, any of which could directly or indirectly disadvantage the Fund (including its ability to engage in a transaction or other activities).

For example, Goldman Sachs may be engaged to provide advice to an Account that is considering entering into a transaction with a Fund, and Goldman Sachs may advise the Account not to pursue the transaction with the Fund, or otherwise in connection with a potential transaction provide advice to the Account that would be adverse to the Fund. Additionally, a Fund may buy a security and an Account may establish a short position in that same security or in similar securities. This short position may result in the impairment of the price of the security that the Fund holds or may be designed to profit from a decline in the price of the security. A Fund could similarly be adversely impacted if it establishes a short position, following which an Account takes a long position in the same security or in similar securities. In addition, Goldman Sachs (including the Investment Adviser) may make filings in connection with a shareholder class action lawsuit or similar matter involving a particular security on behalf of an Account (including a Fund), but not on behalf of a different Account (including a Fund) that holds or held the same security, or that is invested in or has extended credit to different parts of the capital structure of the same issuer. Accounts may also have different rights in respect of an investment with the same issuer, or invest in different classes of the same issuer that have different rights, including, without limitation, with respect to liquidity. The determination to exercise such rights by the Investment Adviser on behalf of such other Accounts may have an adverse effect on the Funds.

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The Funds are expected to transact with a variety of counterparties. Some of these counterparties will also engage in transactions with other Accounts managed by the Investment Adviser or another Goldman Sachs entity. For example, a Fund may directly or indirectly purchase assets from a counterparty at the same time the counterparty (or an affiliate thereof) is also negotiating to purchase different assets from another Account. This creates potential conflicts of interest, particularly with respect to the terms and purchase prices of the sales. For example, Goldman Sachs may receive fees or other compensation in connection with the sale of assets by an Account, which creates an incentive to negotiate a higher purchase price for those assets in a transaction where the Fund is a purchaser. To address these potential conflicts the Investment Adviser implements in such situations policies and procedures to ensure that any transaction is consistent with the Investment Adviser’s fiduciary obligations.

Shareholders may be offered access to advisory services through several different Goldman Sachs businesses (including through Goldman Sachs & Co. LLC and the Investment Adviser). Different advisory businesses within Goldman Sachs manage Accounts according to different strategies and may also apply different criteria to the same or similar strategies and may have differing investment views in respect of an issuer or a security or other investment. Similarly, within the Investment Adviser, certain investment teams or portfolio managers may have differing or opposite investment views in respect of an issuer or a security, and the positions a Fund’s investment team or portfolio managers take in respect of the Fund may be inconsistent with, or adversely affected by, the interests and activities of the Accounts advised by other investment teams or portfolio managers of the Investment Adviser. Research, analyses or viewpoints may be available to clients or potential clients at different times. Goldman Sachs will not have any obligation or other duty to make available to the Funds any research or analysis at any particular time or prior to its public dissemination. The Investment Adviser is responsible for making investment decisions on behalf of the Funds, and such investment decisions can differ from investment decisions or recommendations by Goldman Sachs on behalf of other Accounts. The timing of transactions entered into or recommended by Goldman Sachs, on behalf of itself or its clients, including the Funds, may negatively impact the Funds or benefit certain other Accounts. For example, if Goldman Sachs, on behalf of one or more Accounts, implements an investment decision or strategy ahead of, or contemporaneously with, or behind similar investment decisions or strategies made for the Funds (whether or not the investment decisions emanate from the same research analysis or other information), it could result, due to market impact or other factors, in liquidity constraints or in certain Funds receiving less favorable investment or trading results or incurring increased costs. Similarly, Goldman Sachs may implement an investment decision or strategy that results in a purchase (or sale) of a security for one Fund that may increase the value of such security already held by another Account (or decrease the value of such security that such other Account intends to purchase), thereby benefitting such other Account.

Subject to applicable law, the Investment Adviser may cause the Funds to invest in securities, bank loans or other obligations of companies affiliated with or advised by Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in other Accounts being relieved of obligations or otherwise divested of investments, which may enhance the profitability of Goldman Sachs’ or other Accounts’ investment in and activities with respect to such companies. The Investment Adviser, in its discretion and in certain circumstances, recommends that certain Funds have ongoing business dealings, arrangements or agreements with persons who are (i) former employees of Goldman Sachs, (ii) affiliates or other portfolio companies of Goldman Sachs or other Accounts, (iii) Goldman Sachs’ employees’ family members and/or relatives and/or certain of their portfolio companies or (iv) persons otherwise associated with an investor in an Account or a portfolio company or service provider of Goldman Sachs or an Account. The Funds may bear, directly or indirectly, the costs of such dealings, arrangements or agreements. These recommendations, and recommendations relating to continuing any such dealings, arrangements or agreements, pose conflicts of interest and may be based on differing incentives due to Goldman Sachs’ relationships with such persons. In particular, when acting on behalf of, and making decisions for, Accounts, the Investment Adviser may take into account Goldman Sachs’ interests in maintaining its relationships and business dealings with such persons. As a result, the Investment Adviser faces conflicts of interest arising out of Goldman Sachs’ relationships and business dealings in connection with decisions to take or refrain from taking certain actions on behalf of Accounts when doing so would be adverse to Goldman Sachs’ relationships or other business dealings with such parties.

When the Investment Adviser wishes to place an order for different types of Accounts (including the Funds) for which aggregation is not practicable, the Investment Adviser may use a trade sequencing and rotation policy to determine which type of Account is to be traded first. Under this policy, each portfolio management team may determine the length of its trade rotation period and the sequencing schedule for different categories of clients within this period provided that the trading periods and these sequencing schedules are designed to be reasonable. Within a given trading period, the sequencing schedule establishes when and how frequently a given client category will trade first in the order of rotation. The Investment Adviser may deviate from the predetermined sequencing schedule under certain circumstances, and the Investment Adviser’s trade sequencing and rotation policy may be amended, modified or supplemented at any time without prior notice to clients.

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Potential Conflicts Relating to Follow-On Investments

From time to time, the Investment Adviser provides opportunities to Accounts (including potentially the Funds) to make investments in companies in which certain Accounts have already invested. Such follow-on investments can create conflicts of interest, such as the determination of the terms of the new investment and the allocation of such opportunities among Accounts (including the Funds). Follow-on investment opportunities may be available to the Funds notwithstanding that the Funds have no existing investment in the issuer, resulting in the assets of the Funds potentially providing value to, or otherwise supporting the investments of, other Accounts. Accounts (including the Funds) may also participate in releveraging, recapitalization, and similar transactions involving companies in which other Accounts have invested or will invest. Conflicts of interest in these and other transactions arise between Accounts (including the Funds) with existing investments in a company and Accounts making subsequent investments in the company, which may have opposing interests regarding pricing and other terms. The subsequent investments may dilute or otherwise adversely affect the interests of the previously-invested Accounts (including the Funds).

Diverse Interests of Shareholders

The various types of investors in and beneficiaries of the Funds, including to the extent applicable the Investment Adviser and its affiliates, may have conflicting investment, tax and other interests with respect to their interests in the Funds. When considering a potential investment for a Fund, the Investment Adviser will generally consider the investment objectives of the Fund, not the investment objectives of any particular investor or beneficiary. The Investment Adviser makes decisions, including with respect to tax matters, from time to time that may be more beneficial to one type of investor or beneficiary than another, or to the Investment Adviser and its affiliates than to investors or beneficiaries unaffiliated with the Investment Adviser. In addition, Goldman Sachs faces certain tax risks based on positions taken by the Funds, including as a withholding agent. Goldman Sachs reserves the right on behalf of itself and its affiliates to take actions adverse to the Funds or other Accounts in these circumstances, including withholding amounts to cover actual or potential tax liabilities.

Selection of Service Providers

The Funds expect to engage service providers (including attorneys and consultants) that in certain cases also provide services to Goldman Sachs and other Accounts. In addition, certain service providers to the Investment Adviser or Funds are also portfolio companies or other affiliates of the Investment Adviser or other Accounts (for example, a portfolio company of an Account may retain a portfolio company of another Account). To the extent it is involved in such selection, the Investment Adviser intends to select these service providers based on a number of factors, including expertise and experience, knowledge of related or similar products, quality of service, reputation in the marketplace, relationships with the Investment Adviser, Goldman Sachs or others, and price. These service providers may have business, financial, or other relationships with Goldman Sachs (including its personnel), which may influence the Investment Adviser’s selection of these service providers for the Funds. In such circumstances, there is a conflict of interest between Goldman Sachs (acting on behalf of the Funds) and the Funds or between Funds if the Funds determine not to engage or continue to engage these service providers.

The Investment Adviser may, in its sole discretion, determine to provide, or engage or recommend an affiliate of the Investment Adviser to provide, certain services to the Funds, instead of engaging or recommending one or more third parties to provide such services. Subject to the governance requirements of a particular Fund and applicable law, the Investment Adviser or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, the Investment Adviser faces a conflict of interest when selecting or recommending service providers for the Funds. Notwithstanding the foregoing, the selection or recommendation of service providers for the Funds will be conducted in accordance with the Investment Adviser’s fiduciary obligations to the Funds. The service providers selected or recommended by the Investment Adviser may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a Fund, on the one hand, may be more or less favorable than the rates paid by Goldman Sachs, including the Investment Adviser, on the other hand. In addition, the rates paid by the Investment Adviser or the Funds, on the one hand, may be more or less favorable than the rates paid by other parts of Goldman Sachs or Accounts managed by other parts of Goldman Sachs, on the other hand. Goldman Sachs (including the Investment Adviser), its personnel, and/or Accounts may hold investments in companies that provide services to entities in which the Funds invest generally, and, subject to applicable law, the Investment Adviser may refer or introduce such companies’ services to entities that have issued securities held by the Funds.

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Investments in Goldman Sachs Funds

To the extent permitted by applicable law, the Funds will, from time to time invest in money market and/or other funds sponsored, managed or advised by Goldman Sachs. In connection with any such investments, a Fund, to the extent permitted by the Act, will pay all advisory, administrative or Rule 12b-1 fees applicable to the investment. To the extent consistent with applicable law, certain Funds that invest in other funds sponsored, managed or advised by Goldman Sachs pay advisory fees to the Investment Adviser that are not reduced by any fees payable by such other funds to Goldman Sachs as manager of such other funds (i.e., there will be “double fees” involved in making any such investment, which would not arise in connection with the direct allocation of assets by investors in the Funds to such other funds). In such circumstances, as well as in all other circumstances in which Goldman Sachs receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to the Funds will be required.

Goldman Sachs May In-Source or Outsource

Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Distributions of Assets Other Than Cash

With respect to redemptions from the Funds, the Funds will, in certain circumstances, have discretion to decide whether to permit or limit redemptions and whether to make distributions in connection with redemptions in the form of securities or other assets, and in such case, the composition of such distributions. In making such decisions, the Investment Adviser will sometimes have a potentially conflicting division of loyalties and responsibilities to redeeming investors and remaining investors.

Goldman Sachs Will Act in a Capacity Other Than Investment Adviser to the Funds

Investments in and Advice Regarding Different Parts of an Issuer’s Capital Structure

In some cases, Goldman Sachs (including the Investment Adviser) or Accounts, on the one hand, and the Funds, on the other hand, invest in or extend credit to different parts of the capital structure of a single issuer. As a result, Goldman Sachs (including the Investment Adviser) or Accounts may take actions that adversely affect the Funds. In addition, in some cases, Goldman Sachs (including the Investment Adviser) advises Accounts with respect to different parts of the capital structure of the same issuer, or classes of securities that are subordinate or senior to securities, in which the Funds invest. Goldman Sachs (including the Investment Adviser) may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of itself or other Accounts with respect to an issuer in which the Funds have invested, and such actions (or refraining from action) may have a material adverse effect on the Funds.

For example, in the event that Goldman Sachs (including the Investment Adviser) or an Account holds loans, securities or other positions in the capital structure of an issuer that ranks senior in preference to the holdings of a Fund in the same issuer, and the issuer experiences financial or operational challenges, Goldman Sachs (including the Investment Adviser), acting on behalf of itself or the Account, may seek a liquidation, reorganization or restructuring of the issuer, or terms in connection with the foregoing, that may have an adverse effect on or otherwise conflict with the interests of the Fund’s holdings in the issuer. In connection with any such liquidation, reorganization or restructuring, the Fund’s holdings in the issuer may be extinguished or substantially diluted, while Goldman Sachs (including the Investment Adviser) or another Account may receive a recovery of some or all of the amounts due to them. In addition, in connection with any lending arrangements involving the issuer in which Goldman Sachs (including the Investment Adviser) or an Account participates, Goldman Sachs (including the Investment Adviser) or the Account may seek to exercise its rights under the applicable loan agreement or other document, which may be detrimental to the Fund. In situations in which Goldman Sachs (including the Investment Adviser) holds positions in multiple parts of the capital structure of an issuer across Accounts (including the Funds), the Investment Adviser may not pursue actions or remedies that may be available to the Fund, as a result of legal and regulatory requirements or otherwise.

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These potential issues are examples of conflicts that Goldman Sachs (including the Investment Adviser) will face in situations in which the Funds, and Goldman Sachs (including the Investment Adviser) or other Accounts, invest in or extend credit to different parts of the capital structure of a single issuer. Goldman Sachs (including the Investment Adviser) addresses these issues based on the circumstances of particular situations. For example, Goldman Sachs (including the Investment Adviser) may determine to rely on information barriers between different Goldman Sachs (including the Investment Adviser) business units or portfolio management teams. Goldman Sachs (including the Investment Adviser) may determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.

As a result of the various conflicts and related issues described above and the fact that conflicts will not necessarily be resolved in favor of the interests of the Funds, the Funds could sustain losses during periods in which Goldman Sachs (including the Investment Adviser) and other Accounts (including Accounts sponsored, managed or advised by the Investment Adviser) achieve profits generally or with respect to particular holdings in the same issuer, or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed. The negative effects described above may be more pronounced in connection with transactions in, or the Funds’ use of, small capitalization, emerging market, distressed or less liquid strategies.

Principal and Cross Transactions

When permitted by applicable law and the Investment Adviser’s policies, the Investment Adviser, acting on behalf of certain Funds (for example, those employing taxable fixed income, municipal bond fixed income and structured investment strategies), may enter into transactions in securities and other instruments with or through Goldman Sachs or in Accounts managed by the Investment Adviser or its affiliates, and may (but is under no obligation or other duty to) cause the Funds to engage in transactions in which the Investment Adviser acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Funds on one side of a transaction and a brokerage account on the other side of the transaction (agency cross transactions). There are potential conflicts of interest, regulatory issues or restrictions contained in the Investment Adviser’s internal policies relating to these transactions which could limit the Investment Adviser’s determination to engage in these transactions for Accounts (including the Funds). In certain circumstances such as when Goldman Sachs is the only or one of a few participants in a particular market or is one of the largest such participants, such limitations may eliminate or reduce the availability of certain investment opportunities to Accounts (including the Funds) or impact the price or terms on which transactions relating to such investment opportunities may be effected.

Goldman Sachs will have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions. The Investment Adviser has developed policies and procedures in relation to such transactions and conflicts. Cross transactions may disproportionately benefit some Accounts relative to other Accounts, including the Funds, due to the relative amount of market savings obtained by the Accounts, and cross transactions may be effected at different prices for different Accounts due to differing legal and/or regulatory requirements applicable to such Accounts. Principal, cross or agency cross transactions will be effected in accordance with fiduciary requirements and applicable law (which may include disclosure and consent).

Goldman Sachs Acting in Multiple Commercial Capacities

To the extent permitted by applicable law, an issuer in which a Fund has an interest may hire Goldman Sachs to provide underwriting, merger advisory, other financial advisory, placement agency, foreign currency hedging, research, asset management services, brokerage services or other services to the issuer. Furthermore, Goldman Sachs may sponsor, manage, advise or provide services to affiliated Underlying Funds (or their personnel) in which the Funds invest. Goldman Sachs may be entitled to compensation in connection with the provision of such services, and the Funds will not be entitled to any such compensation. Goldman Sachs will have an interest in obtaining fees and other compensation in connection with such services that are favorable to Goldman Sachs, and in connection with providing such services takes commercial steps in its own interest, or advises the parties to which it is providing services, or takes other actions. Such actions may benefit Goldman Sachs. For example, Goldman Sachs may require repayment of all or part of a loan from a company in which an Account (including a Fund) holds an interest, which could cause the company to default or be required to liquidate its assets more rapidly, which could adversely affect the value of the company and the value of the Funds invested therein. Goldman Sachs may also advise such a company to make changes to its capital structure the result of which would be a reduction in the value or priority of a security held (directly or indirectly) by one or more Funds. In addition, underwriters, placement agents or managers of initial public offerings, including Goldman Sachs, may require the Funds who hold privately placed securities of a company to execute a lock-up agreement prior to such company’s initial public offering restricting the resale of the securities for a period of time before and following the IPO. As a result, the Investment Adviser may be restricted from selling the securities in such Funds at a more favorable price. Actions taken or advised to be taken by Goldman Sachs in connection with other types of transactions may also result in adverse consequences for the Funds. Goldman Sachs faces conflicts of interest in providing and selecting services for the Funds

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because Goldman Sachs provides many services and has many commercial relationships with companies and affiliated and unaffiliated Underlying Funds (or their applicable personnel). Providing services to the Funds and companies (or their personnel) in which the Funds invest enhances Goldman Sachs’ relationships with various parties, facilitates additional business development and enables Goldman Sachs to obtain additional business and/or generate additional revenue. The Funds will not be entitled to compensation related to any such benefit to businesses of Goldman Sachs. In addition, such relationships may adversely impact the Funds, including, for example, by restricting potential investment opportunities, as described below, incentivizing the Investment Adviser to take or refrain from taking certain actions on behalf of the Funds when doing so would be adverse to such business relationships, and/or influencing the Investment Adviser’s selection or recommendation of certain investment products and/or strategies over others.

Goldman Sachs’ activities on behalf of its clients may also restrict investment opportunities generally that may be available to the Funds. For example, Goldman Sachs is often engaged by companies as a financial advisor, or to provide financing or other services, in connection with commercial transactions that may be potential investment opportunities for the Funds. There may be circumstances in which the Funds are precluded from participating in such transactions as a result of Goldman Sachs’ engagement by such companies. Goldman Sachs reserves the right to act for these companies in such circumstances, notwithstanding the potential adverse effect on the Funds. Goldman Sachs (including the Investment Adviser) also represents creditor or debtor companies in proceedings under Chapter 11 of the U.S. Bankruptcy Code (and equivalent non-U.S. bankruptcy laws) or prior to these filings. From time to time, Goldman Sachs (including the Investment Adviser) serves on creditor or equity committees. These actions, for which Goldman Sachs may be compensated, may limit or preclude the flexibility that the Funds may otherwise have to buy or sell securities issued by those companies, as well as certain other assets. Please also see “—Management of the Funds by the Investment Adviser—Considerations Relating to Information Held by Goldman Sachs” above and “—Potential Limitations and Restrictions on Investment Opportunities and Activities of Goldman Sachs and the Funds” below.

Subject to applicable law, the Investment Adviser may cause the Funds to invest in securities, bank loans or other obligations of companies affiliated with or advised by Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in Goldman Sachs or other Accounts being relieved of obligations or otherwise divested of investments. For example, subject to applicable law a Fund may acquire securities or indebtedness of a company affiliated with Goldman Sachs directly or indirectly through syndicate or secondary market purchases, or may make a loan to, or purchase securities from, a company that uses the proceeds to repay loans made by Goldman Sachs. These activities by a Fund may enhance the profitability of Goldman Sachs or other Accounts with respect to their investment in and activities relating to such companies. The Fund will not be entitled to compensation as a result of this enhanced profitability.

To the extent permitted by applicable law, Goldman Sachs (including the Investment Adviser) creates, writes, sells, issues, invests in or acts as placement agent or distributor of derivative instruments related to the Funds, or with respect to underlying securities or assets of the Funds, or which may be otherwise based on or seek to replicate or hedge the performance of the Funds. Such derivative transactions, and any associated hedging activity, may differ from and be adverse to the interests of the Funds.

Goldman Sachs may make loans to, or enter into margin, asset-based or other credit facilities or similar transactions with, clients, companies or individuals that may (or may not) be secured by publicly or privately held securities or other assets, including a client’s Fund shares as described above. Some of these borrowers are public or private companies, or founders, officers or shareholders in companies in which the Funds (directly or indirectly) invest, and such loans may be secured by securities of such companies, which may be the same as, pari passu with, or more senior or junior to, interests held (directly or indirectly) by the Funds. In connection with its rights as lender, Goldman Sachs may act to protect its own commercial interest and may take actions that adversely affect the borrower, including by liquidating or causing the liquidation of securities on behalf of a borrower or foreclosing and liquidating such securities in Goldman Sachs’ own name. Such actions may adversely affect the Funds (e.g., if a large position in a security is liquidated, among the other potential adverse consequences, the value of such security may decline rapidly and the Funds may in turn decline in value or may be unable to liquidate their positions in such security at an advantageous price or at all). In addition, Goldman Sachs may make loans to shareholders or enter into similar transactions that are secured by a pledge of, or mortgage over, a shareholder’s Fund shares, which would provide Goldman Sachs with the right to redeem Fund shares in the event that such shareholder defaults on its obligations. These transactions and related redemptions may be significant and may be made without notice to the shareholders.

Code of Ethics and Personal Trading

Each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and Distributor, has adopted a Code of Ethics (the “Code of Ethics”) in compliance with Section 17(j) of the Act designed to provide that personnel of the Investment Adviser, and certain additional Goldman Sachs personnel who support the Investment Adviser, comply with applicable federal securities laws and place the interests of clients first in conducting personal securities transactions. The Code of Ethics imposes certain restrictions on securities

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transactions in the personal accounts of covered persons to help avoid conflicts of interest. Subject to the limitations of the Code of Ethics, covered persons may buy and sell securities or other investments for their personal accounts, including investments in the Funds, and may also take positions that are the same as, different from, or made at different times than, positions taken (directly or indirectly) by the Funds. The Codes of Ethics are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by electronic request to publicinfo@sec.gov. Additionally, all Goldman Sachs personnel, including personnel of the Investment Adviser, are subject to firm-wide policies and procedures regarding confidential and proprietary information, information barriers, private investments, outside business activities and personal trading.

Proxy Voting by the Investment Adviser

The Investment Adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the Investment Adviser in respect of securities held by the Funds may benefit the interests of Goldman Sachs and/or Accounts other than the Funds. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “PROXY VOTING.”

Potential Limitations and Restrictions on Investment Opportunities and Activities of Goldman Sachs and the Funds

The Investment Adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including as a result of applicable regulatory requirements, information held by the Investment Adviser or Goldman Sachs, Goldman Sachs’ roles in connection with other clients and in the capital markets (including in connection with advice it may give to such clients or commercial arrangements or transactions that may be undertaken by such clients or by Goldman Sachs), Goldman Sachs’ internal policies and/or potential reputational risk in connection with Accounts (including the Funds). The Investment Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, one or more Funds due to Goldman Sachs’ activities outside the Funds (e.g., the Investment Adviser may refrain from making investments for the Funds that would cause Goldman Sachs to exceed position limits or cause Goldman Sachs to have additional disclosure obligations and may limit purchases or sales of securities in respect of which Goldman Sachs is engaged in an underwriting or other distribution) and regulatory requirements, policies and reputational risk assessments.

In addition, in certain circumstances, the Investment Adviser restricts, limits or reduces the amount of a Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Goldman Sachs and other Accounts) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests. For example, such limitations may exist if a position or transaction could require a filing or license or other regulatory or corporate consent, which could, among other things, result in additional costs and disclosure obligations for, or impose regulatory restrictions on, Goldman Sachs, including the Investment Adviser, or on other Accounts, or where exceeding a threshold is prohibited or may result in regulatory or other restrictions. In certain cases, restrictions and limitations will be applied to avoid approaching such threshold. Circumstances in which such restrictions or limitations may arise include, without limitation: (i) a prohibition against owning more than a certain percentage of an issuer’s securities; (ii) a “poison pill” that could have a dilutive impact on the holdings of the Fund should a threshold be exceeded; (iii) provisions that would cause Goldman Sachs to be considered an “interested stockholder” of an issuer; (iv) provisions that may cause Goldman Sachs to be considered an “affiliate” or “control person” of the issuer; and (v) the imposition by an issuer (through charter amendment, contract or otherwise) or governmental, regulatory or self-regulatory organization (through law, rule, regulation, interpretation or other guidance) of other restrictions or limitations. In addition, due to regulatory restrictions, certain Accounts are prohibited from, or are subject to certain restrictions when, trading with or through Goldman Sachs, engaging Goldman Sachs as a service provider or purchasing investments issued or managed by Goldman Sachs.

When faced with the foregoing limitations, Goldman Sachs will generally avoid exceeding the threshold because exceeding the threshold could have an adverse impact on the ability of the Investment Adviser or Goldman Sachs to conduct its business activities. The Investment Adviser may also reduce a Fund’s interest in, or restrict a Fund from participating in, an investment opportunity that has limited availability or where Goldman Sachs has determined to cap its aggregate investment in consideration of certain regulatory or other requirements so that other Accounts that pursue similar investment strategies may be able to acquire an interest in the investment opportunity. The Investment Adviser may determine not to engage in certain transactions or activities which may be beneficial to the Funds because engaging in such transactions or activities in compliance with applicable law would result in significant cost to, or administrative burden on, the Investment Adviser or create the potential risk of trade or other errors.

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The Investment Adviser generally is not permitted to use material non-public information in effecting purchases and sales in transactions for the Funds that involve public securities. The Investment Adviser may limit an activity or transaction (such as a purchase or sale transaction) which might otherwise be engaged in by the Funds, including as a result of information held by Goldman Sachs (including the Investment Adviser or its personnel). For example, directors, officers and employees of Goldman Sachs may take seats on the boards of directors of, or have board of directors observer rights with respect to, companies in which Goldman Sachs invests on behalf of the Funds. To the extent a director, officer or employee of Goldman Sachs were to take a seat on the board of directors of, or have board of directors observer rights with respect to, a public company, the Investment Adviser (or certain of its investment teams) may be limited and/or restricted in its or their ability to trade in the securities of the company. In addition, any such director, officer or employee of Goldman Sachs that is a member of the board of directors of a portfolio company may have duties in his or her capacity as a director that conflict with the Investment Adviser’s duties to Accounts, and may act in a manner that disadvantages or otherwise harms a Fund and/or Goldman Sachs. In the event the Investment Adviser declines access to, or otherwise does not receive, material non-public information regarding an issuer, the Investment Adviser may base investment decisions with respect to securities of such issuer solely on public information, thereby limiting the amount of information available to the Investment Adviser in connection with such investment decisions.

Different areas of Goldman Sachs may come into possession of material non-public information regarding an issuer of securities held by an Underlying Fund in which an Account invests. In the absence of information barriers between such different areas of Goldman Sachs or under certain other circumstances, the Account may be prohibited, including by internal policies, from trading such security or redeeming from such Underlying Fund during the period such material non-public information is held by such other part of Goldman Sachs, which period may be substantial. As a result, the Account may not be permitted to redeem from an Underlying Fund in whole or in part during periods when it otherwise would have been able to do so, which could adversely affect the Account. Other investors in the Underlying Fund that are not subject to such restrictions may be able to redeem from the Underlying Fund during such periods.

In addition, the Investment Adviser’s clients may partially or fully fund a new Account with in-kind securities in which the Investment Adviser may be restricted. In such circumstances, the Investment Adviser will sell any such securities at the next available trading window, subject to operational and technological limitations (unless such securities are subject to another express arrangement). As a result, such Accounts may be required to dispose of investments at an earlier or later date and/or at a less favorable price than would otherwise have been the case had the Investment Adviser not been so restricted. Accounts will be responsible for all tax liabilities that result from any such sale transactions.

The Investment Adviser operates a program reasonably designed to ensure compliance generally with economic and trade sanctions-related obligations applicable directly to its activities (although such obligations are not necessarily the same obligations that the Funds may be subject to). Such economic and trade sanctions may prohibit, among other things, transactions with and the provision of services to, directly or indirectly, certain countries, territories, entities and individuals. These economic and trade sanctions, and the application by the Investment Adviser of its compliance program in respect thereof, may restrict or limit the Funds’ investment activities.

The Investment Adviser may determine to limit or not engage at all in transactions and activities on behalf of the Funds for reputational or other reasons. Examples of when such determinations may be made include, but are not limited to, where Goldman Sachs is providing (or may provide) advice or services to an entity involved in such activity or transaction, where Goldman Sachs or an Account is or may be engaged in the same or a related activity or transaction to that being considered on behalf of the Funds, where Goldman Sachs or an Account has an interest in an entity involved in such activity or transaction, where there are political, public relations, or other reputational considerations relating to counterparties or other participants in such activity or transaction or where such activity or transaction on behalf of or in respect of the Funds could affect in tangible or intangible ways Goldman Sachs, the Investment Adviser, an Account or their activities.

In order to engage in certain transactions on behalf of a Fund, the Investment Adviser will also be subject to (or cause the Fund to become subject to) the rules, terms and/or conditions of any venues through which it trades securities, derivatives or other instruments. This includes, but is not limited to, where the Investment Adviser and/or the Fund are required to comply with the rules of certain exchanges, execution platforms, trading facilities, clearinghouses and other venues, or are required to consent to the jurisdiction of any such venues. The rules, terms and/or conditions of any such venue may result in the Investment Adviser and/or the Fund being subject to, among other things, margin requirements, additional fees and other charges, disciplinary procedures, reporting and recordkeeping, position limits and other restrictions on trading, settlement risks and other related conditions on trading set out by such venues.

From time to time, a Fund, the Investment Adviser or its affiliates and/or their service providers or agents are required, or may determine that it is advisable, to disclose certain information about the Fund, including, but not limited to, investments held by the Fund, and the names and percentage interest of beneficial owners thereof (and the underlying beneficial owners of such beneficial owners), to third parties, including local governmental authorities, regulatory organizations, taxing authorities, markets, exchanges, clearing

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facilities, custodians, brokers and trading counterparties of, or service providers to, the Investment Adviser or the Fund. The Investment Adviser generally expects to comply with requests to disclose such information as it so determines including through electronic delivery platforms; however, the Investment Adviser may determine to cause the sale of certain assets for the Fund rather than make certain required disclosures, and such sale may be at a time that is inopportune from a pricing or other standpoint. In addition, the Investment Adviser may provide third parties with aggregated data regarding the activities of, or certain performance or other metrics associated with the Accounts, and the Investment Adviser may receive compensation from such third parties for providing them such information.

Goldman Sachs may become subject to additional restrictions on its business activities that could have an impact on the Funds’ activities. In addition, the Investment Adviser may restrict its investment decisions and activities on behalf of the Funds and not other Accounts, including Accounts sponsored, managed or advised by the Investment Adviser.

Brokerage Transactions

The Investment Adviser often selects U.S. and non-U.S. broker-dealers (including affiliates of the Investment Adviser) that furnish the Investment Adviser, the Funds, Investment Adviser affiliates and other Goldman Sachs personnel with proprietary or third-party brokerage and research services (collectively, “brokerage and research services”) that provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process. These brokerage and research services may be bundled with the trade execution, clearing or settlement services provided by a particular broker-dealer and, subject to applicable law, the Investment Adviser may pay for such brokerage and research services with client commissions (or “soft dollars”). There are instances or situations in which such practices are subject to restrictions under applicable law. For example, the EU’s Markets in Financial Instruments Directive II (“MiFID II”) restricts EU domiciled investment advisers from receiving research and other materials that do not qualify as “acceptable minor non-monetary benefits” from broker-dealers unless the research or materials are paid for by the investment advisers from their own resources or from research payment accounts funded by and with the agreement of their clients.

Accounts differ with regard to whether and to what extent they pay for brokerage and research services through commissions and, subject to applicable law, brokerage and research services may be used to service the Funds and any or all other Accounts throughout the Investment Adviser, including Accounts that do not pay commissions to the broker-dealer relating to the brokerage and research service arrangements. As a result, brokerage and research services (including soft dollar benefits) may disproportionately benefit other Accounts relative to the Funds based on the relative amount of commissions paid by the Funds and in particular those Accounts that do not pay for brokerage and research services or do so to a lesser extent, including in connection with the establishment of maximum budgets for research costs (and switching to execution-only pricing when maximums are met). The Investment Adviser does not attempt to allocate soft dollar benefits proportionately among clients or to track the benefits of brokerage and research services to the commissions associated with a particular Account or group of Accounts.

Aggregation of Orders by the Investment Adviser

The Investment Adviser follows policies and procedures pursuant to which it may (but is not required to) combine or aggregate purchase or sale orders for the same security or other instrument for multiple Accounts (including Accounts in which Goldman Sachs or personnel of Goldman Sachs have an interest) (sometimes referred to as “bunching”), so that the orders can be executed at the same time and block trade treatment of any such orders can be elected when available. The Investment Adviser aggregates orders when the Investment Adviser considers doing so to be operationally feasible and appropriate and in the interests of its clients and may elect block trade treatment when available. In addition, under certain circumstances orders for the Funds may be aggregated with orders for Accounts that contain Goldman Sachs assets.

When a bunched order or block trade is completely filled, or if the order is only partially filled, at the end of the day, the Investment Adviser generally will allocate the securities or other instruments purchased or the proceeds of any sale pro rata among the participating Accounts, based on the Funds’ relative sizes. If an order is filled at several different prices, through multiple trades (whether at a particular broker-dealer or among multiple broker-dealers), generally all participating Accounts will receive the average price and pay the average commission, however, this may not always be the case (due to, e.g., odd lots, rounding, market practice or constraints applicable to particular Accounts).

Although it may do so in certain circumstances, the Investment Adviser does not always bunch or aggregate orders for different Funds, elect block trade treatment or net buy and sell orders for the same Fund, if portfolio management decisions relating to the orders are made by different portfolio management teams or if different portfolio management processes are used for different account types, if bunching, aggregating, electing block trade treatment or netting is not appropriate or practicable from the Investment Adviser’s operational or other perspective, or if doing so would not be appropriate in light of applicable regulatory considerations. For example,

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time zone differences, trading instructions, cash flows, separate trading desks or portfolio management processes may, among other factors, result in separate, non-aggregated, non-netted executions, with orders in the same instrument being entered for different Accounts at different times or, in the case of netting, buy and sell trades for the same instrument being entered for the same Account. The Investment Adviser may be able to negotiate a better price and lower commission rate on aggregated orders than on orders for Funds that are not aggregated, and incur lower transaction costs on netted orders than orders that are not netted. The Investment Adviser is under no obligation or other duty to aggregate or net for particular orders. Where orders for a Fund are not aggregated with other orders, or not netted against orders for the Fund or other Accounts, the Fund will not benefit from a better price and lower commission rate or lower transaction cost that might have been available had the orders been aggregated or netted. Aggregation and netting of orders may disproportionately benefit some Accounts relative to other Accounts, including a Fund, due to the relative amount of market savings obtained by the Accounts. The Investment Adviser may aggregate orders of Accounts that are subject to MiFID II (“MiFID II Advisory Accounts”) with orders of Accounts not subject to MiFID II, including those that generate soft dollar commissions (including the Funds) and those that restrict the use of soft dollars. All Accounts included in an aggregated order with MiFID II Advisory Accounts pay (or receive) the same average price for the security and the same execution costs (measured by rate). However, MiFID II Advisory Accounts included in an aggregated order may pay commissions at “execution-only” rates below the total commission rates paid by Accounts included in the aggregated order that are not subject to MiFID II.

PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. Orders have been granted by the SEC under the Act which permit the Funds to deal with Goldman Sachs in transactions in certain securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemptive relief.

Under the Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under the Act.

The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust’s assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs’ active role in the underwriting of debt securities, a Fund’s ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same Investment Adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

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During the fiscal year ended August 31, 2020, the Trust’s regular “broker-dealers”, as defined in Rule 10b-1 under the Act, were: Morgan Stanley & Co. LLC, National Financial Services LLC, Liquidnet, Inc., Citigroup Global Markets Inc., J.P. Morgan Securities LLC, BNY Mellon Capital Markets, LLC, International Strategy & Investment Group LLC, Jefferies LLC, Cowen And Company, LLC., and BOFA Securities, Inc.

As of August 31, 2020, the Funds did not acquire or hold any securities of their regular broker-dealers, as defined in Rule 10b-1 under the Act, or their parent companies.

NET ASSET VALUE

In accordance with procedures adopted by the Trustees, the NAV per share of the Financial Square Prime Obligations is generally calculated by the Fund’s fund accounting agent on each business day as of 3:00 p.m. Eastern time. NAV per share of the Financial Square Government is generally calculated by the Fund’s fund accounting agent on each business day as of 5:00 p.m. Eastern time. Shares may also be priced periodically throughout the day by the Funds’ fund accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Financial Square Government Fund may be priced on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official NAV, as adjusted. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit, as otherwise permitted by the SEC. In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

For the purpose of calculating the NAV per share of the Financial Square Prime Obligations Fund, investments are valued under valuation procedures established by the Trustees. Portfolio securities of the Fund for which accurate market quotations are readily available are generally valued via electronic feeds from independent pricing services to the administrator using evaluated prices provided by a recognized pricing service and dealer-supplied quotations. Securities for which a pricing service either does not supply a quotation or supplies a quotation that is believed by the Investment Adviser to not represent fair value will be valued through the use of broker quotes, if possible. Securities for which accurate market quotations are not readily available will be valued by the Investment Adviser based on Board-approved fair valuation policies that incorporate matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities and various other factors. Investments in open-end registered investment companies (excluding investments in exchange-traded funds) are valued based on the NAV of those registered investment companies. Other instruments, including those for which a pricing service supplies no exchange quotation/price or a quotation that is believed by the Investment Adviser to be inaccurate, will be valued in accordance with the valuation procedures approved by the Board of Trustees. Securities may also be valued at fair value in accordance with procedures approved by the Board of Trustees where the Fund’s fund accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value. Fair values determined in accordance with the valuation procedures approved by the Board of Trustees may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale.

The Investment Adviser, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of portfolio securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings; equipment failures; natural or manmade disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; ratings downgrades; bankruptcies; and trading limits or suspensions.

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In general, fair value represents a good faith approximation of the current value of an asset and may be used when there is no public market or possibly no market at all for an asset. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures or by other investors. The fair value of an asset may not be the price at which that asset is ultimately sold.

For the purpose of calculating the NAV per share of the Financial Square Government Fund, investments are valued using the amortized cost method of valuation in an effort to maintain a constant NAV of $1.00 per share, which the Board of Trustees has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Financial Square Government Fund as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including, without limitation, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV value per share by using available market quotations or equivalents. In addition, in order to stabilize the NAV per share of a Fund at $1.00 (or minimize principal volatility, as applicable), the Trustees have the authority, in each instance on a daily, periodic or discrete basis, to, among other things, (i) increase the number of shares outstanding as the Trustees deem appropriate, which increase would be allocated across shareholder accounts on a pro rata basis, (ii) reduce the number of shares outstanding as the Trustees deem appropriate, which reduction would be allocated across shareholder accounts on a pro rata basis, including, without limitation, for the purpose of offsetting each shareholder’s pro rata portion of the Fund’s net negative yield, and/or (iii) offset each shareholder’s pro rata portion of the deviation between the NAV per share and $1.00 from the shareholder’s accrued dividend account or from future dividends. Any action taken by the Trustees to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable, could reduce the value of a shareholder’s account. Each Fund may also hold cash for the purpose of stabilizing its NAV per share. Holdings of cash may lower (or, in a negative interest rate environment, increase) the yield on such Fund’s shares.

In order to continue to use the amortized cost method of valuation for the investments of the Financial Square Government Fund, the Fund must comply with Rule 2a-7. See “INVESTMENT RESTRICTIONS.”

The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund or particular series and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the NAVs of the respective Funds or series except where allocations of expenses can otherwise be fairly made. In addition, the share classes within each Fund will be subject to different expense structures. See “SHARES OF THE TRUST.”

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Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ fund accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which a Fund directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Fund’s NAV.

Errors and Corrective Actions

The Investment Adviser will report to the Board of Trustees any material breaches of investment objective, policies or restrictions and any material errors in the calculation of the NAV of a Fund or the processing of purchases and redemptions. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to a Fund, or correction of any erroneous NAV, compensation to a Fund and reprocessing of individual shareholder transactions. The Trust’s policies on errors and corrective action limit or restrict when corrective action will be taken or when compensation to a Fund or its shareholders will be paid, and not all mistakes will result in compensable errors. As a result, neither a Fund nor its shareholders who purchase or redeem shares during periods in which errors accrue or occur may be compensated in connection with the resolution of an error. Shareholders will generally not be notified of the occurrence of a compensable error or the resolution thereof absent unusual circumstances.

REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists which makes the disposal of securities owned by a Fund or the determination of the fair value of the Fund’s net assets not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Trust; (iv) the Board of Trustees has imposed a redemption gate that temporarily suspends the right of redemption (Financial Square Prime Obligations Fund); or (v) the Fund, as part of a liquidation of the Fund, has suspended redemption of shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Trust reserves the right, in its sole discretion, to pay redemptions by a distribution in kind of securities (instead of cash) if (i) the redemption exceeds the lesser of $250,000 or 1% of the NAV of the Fund at the time of redemption; or (ii) with respect to lesser redemption amounts, the redeeming shareholder requests in writing a distribution in-kind of securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV per share. See “NET ASSET VALUE.” If a shareholder receives a distribution in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Potential Restrictions on Fund Redemptions – Fees and Gates. Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Financial Square Prime Obligations Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

•

30% weekly liquid assets—If the weekly liquid assets of the Financial Square Prime Obligations Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

•

10% weekly liquid assets—If the weekly liquid assets of the Financial Square Prime Obligations Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

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If the Financial Square Prime Obligations Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Fund or your Intermediary. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may, in its sole discretion, honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the transfer agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Financial Square Prime Obligations Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Fund (http://www.gsamfunds.com). In addition, the Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemptions gates will also terminate at the beginning of the next business day once the Financial Square Prime Obligations Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Fund may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by the Financial Square Prime Obligations Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see “TAXATION” for further information.

While the Board has no current intention to subject the Financial Square Government Fund to liquidity fees or redemption gates, the Board reserves the ability to subject the Fund to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

Intermediaries are required to promptly take such actions reasonably requested by the Financial Square Prime Obligations Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Fund. Unless an Intermediary has entered into a written contractual arrangement specifically addressing the responsibilities associated with the imposition of liquidity fees, if a liquidity fee is imposed by the Fund, Intermediaries are generally required to calculate a liquidity fee on each shareholder redemption request made while a redemption fee is in effect, withhold the redemption fee amount from the redemption proceeds, and remit the proceeds (or provide an estimate of the redemption fee amount) prior to the next calculated NAV of the Fund. In the alternative, Intermediaries may direct the Fund or Goldman Sachs to calculate the redemption fee, so long as the Intermediary provides the information reasonably required to facilitate the calculation (including the gross dollar amount and/or the number of shares that the Intermediary’s customers tendered for redemption) before next calculated NAV of the Fund.

Unless an Intermediary has entered into a written contractual arrangement specifically addressing the responsibilities associated with the imposition of redemption gates, if a redemption gate is implemented by the Fund, Intermediaries will reject any redemption and exchange orders in the Fund while the redemption gate is in effect. In addition, Intermediaries will cancel or re-confirm any customers orders submitted during the implementation of a liquidity fee or redemption gate.

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SHARES OF THE TRUST

Each Fund is a series of Goldman Sachs Trust, a Delaware statutory trust, established by an Agreement and Declaration of Trust dated January 28, 1997. The Trustees have authority under the Trust’s Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. The Act requires that where more than one class or series of shares exists each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. As of December 29, 2020, the Trustees have authorized the issuance of ten classes of shares of the Financial Square Prime Obligations Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Drexel Hamilton Class Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. As of December 29, 2020, the Trustees have authorized the issuance of thirteen classes of shares of the Financial Square Government Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Drexel Hamilton Class Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares.

Each Institutional Share, Administration Share, Capital Share, Cash Management Share, Class A Share, Class C Share, Drexel Hamilton Class Share, Preferred Share, Premier Share, Resource Share, Class R6 Share, Select Share and Service Share of a Fund represents an equal proportionate interest in the assets belonging to that class. It is contemplated that most shares (other than Class A Shares and Class C Shares of a Fund) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution.

Drexel Hamilton Class Shares will bear their own transfer agency expenses.

Drexel Hamilton Class Shares may be purchased only by clients of Drexel Hamilton Asset Management LLC (“Drexel Hamilton”). Clients of Drexel Hamilton may purchase Drexel Hamilton Class Shares through Drexel Hamilton or through certain other Intermediaries that have been authorized by Drexel Hamilton to offer the Funds’ Drexel Hamilton Class Shares.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of the same Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the fact that the respective transfer agency and Plan fees relating to a particular class will be borne exclusively by that class. Similarly, the NAV per share may differ depending upon the class of shares purchased.

In the event a Fund is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of shares of the Fund. Shares of each class may be exchanged for shares of another Goldman Sachs Fund. Except as described above, the classes of shares are identical.

Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

When issued for the consideration described in the Funds’ Prospectus, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain custodian, transfer agency, servicing or similar agent charges by setting off the same against declared but unpaid dividends or by reducing share ownership (or by both means). In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require shareholders to redeem Shares for any reason under terms set by the Trustees.

In the interest of economy and convenience, the Trust does not issue certificates representing the Funds’ shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

The Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

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The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of the shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such share on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office or (ii) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine, in their sole discretion, that such action is in the best interest of the Trust, such series, such class or their shareholders. The Trustees may consider such factors as they in their sole discretion deem appropriate in making such determination, including (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series, or class, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on the business or operations of the Trust or series.

The Declaration of Trust authorizes the Trustees, without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company with substantially the same investment objective, restrictions and policies.

The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. To the extent provided by the Trustees in the appointment of the Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to such Series or Class, but may have no power or authority with respect to any other series or class.

Shareholder and Trustee Liability

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series. Notice of such disclaimer will normally

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be given in each agreement, obligation or instrument entered into or executed by a series of the Trust. The Declaration of Trust provides for indemnification by the relevant series for all loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware statutory trust is remote.

In addition to the requirements set forth under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Minimum Investments in the Funds

For information about minimum investment requirements for the Funds and their share classes, please see the Prospectuses. The minimum initial investment requirements for all share classes will be waived for any intermediaries (and their current and future investor clients) that held shares of any of the Trust’s Institutional Liquid Assets Portfolios as of March 1, 2010.

TAXATION

The following is only a summary of certain additional U.S. federal income, and certain state and local, tax considerations affecting the Funds and the purchase, ownership and disposition of shares in each Fund that are not described in the Prospectuses. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund in light of their particular tax situations. The summary is based on the laws in effect on December 27, 2019, which are subject to change. Future changes in tax laws may adversely impact a Fund and its shareholders.

Fund Taxation

Each Fund is treated as a separate entity for tax purposes. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, without any deduction for dividends paid, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

There are certain tax requirements that each Fund must satisfy if it is to avoid federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code requires, among other things, that a Fund (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, net income from qualified publicly traded partnerships or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies (the “90% gross income test”); and (ii) diversify its holdings so that in general, at the close of each quarter of its taxable year, (a) at least 50% of the fair market value of the Fund’s total (gross) assets is comprised of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies), two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or certain publicly traded partnerships. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest.

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For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations for U.S. federal income tax purposes will generally have the same character for the Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in any such entities that earn fee income, rental income, or other non-qualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund’s portfolio or anticipated to be acquired may not qualify as “directly-related” under these tests.

If a Fund complies with the foregoing provisions, then in any taxable year in which the Fund distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. If, instead, a Fund retains any investment company taxable income or “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. Because there are some uncertainties regarding the computation of the amounts deemed distributed to Fund shareholders for these purposes – including, in particular, uncertainties regarding the portion, if any, of amounts paid in redemption of Fund shares that should be treated as such distributions – there can be no assurance that each Fund will avoid corporate-level tax in each year.

Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. However, the Funds reserve the right to reduce or withhold income and/or gains.

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (1) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of that undistributed amount, and (2) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of any such undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of net capital gain.

In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of 98% of its taxable ordinary income (taking into account certain deferrals and elections) for such year, 98.2% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for all previous years that were not distributed for those years and on which the Fund paid no federal income tax. Each Fund anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that it will generally not be required to pay the excise tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the loss. Capital loss carryforwards arising in taxable years of each Fund beginning after December 22, 2010 are generally able to be carried forward indefinitely. As of August 31, 2020, none of the Funds had capital loss carryforwards.

A Fund’s investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any “marked-to-market” gain from certain options, futures or forward contracts, as described above, will in many cases cause it to realize income or gain before the receipt of cash payments with respect to these securities or contracts. For a Fund to obtain cash to enable the Fund to distribute any such income or gain, to maintain its qualification as a regulated investment company and to avoid federal income and excise taxes, the Fund may be required to liquidate portfolio investments sooner than it might otherwise have done.

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Taxable U.S. Shareholders – Distributions

Distributions from investment company taxable income, whether reinvested in additional shares or paid in cash, as defined above, are generally taxable to shareholders who are subject to tax as ordinary income whether paid in cash or reinvested in additional shares. However, under current law, distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate (described below), as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. Distributions from the Funds generally will not qualify for taxation at the lower rate because the Funds generally will be earning interest rather than dividend income. Taxable distributions include distributions from any Fund that are attributable to (i) taxable income, including but not limited to dividends, taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from dollar rolls, income from interest rate, currency, total return swaps, options on swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons; or (ii) capital gains from the sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options, futures or certain forward contracts. Any portion of such taxable distributions that is attributable to a Fund’s net capital gain, as defined above, may be designated by the Fund as a “capital gain dividend,” taxable to shareholders as long-term capital gain whether received in cash or additional shares and regardless of the length of time their shares of a Fund have been held. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

It is expected that distributions made by the Funds will ordinarily not qualify for the dividends-received deduction for corporations because qualifying distributions may be made only from a Fund’s dividend income that it receives from stock in U.S. domestic corporations. The Funds do not intend to purchase stock of domestic corporations, distributions from which may in rare cases qualify as dividends for this purpose. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder’s shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder’s basis in his or her shares and, after the shareholder’s basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his or her shares as capital assets.

Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that they would have received had they elected to receive cash and will have a cost basis in the shares received equal to such amount.

After the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends, if any, that qualifies as tax-exempt or as capital gain, the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax and the foreign tax credits, if any, associated with such dividends.

All distributions, whether received in shares or in cash, as well as redemptions and exchanges, must be reported by each shareholder who is required to file a U.S. federal income tax return.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Taxable U.S. Shareholders - Sale of Shares

When a shareholder’s shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder’s adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing that tax basis, a shareholder should generally retain its account statements for the period that it holds shares.) Because Financial Square Government Fund (the “Stable NAV Fund”) intends to maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares

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in the Fund because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund does not maintain stable share prices, a sale of the Fund’s shares may result in capital gain or loss to a shareholder. If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital and, unless the shareholder chooses to adopt a simplified “NAV method” of accounting (described below), treated as long-term if the shareholder’s holding period is more than one year and short-term otherwise, subject to the rules below. Any liquidity fees the shareholder incurs on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) the shareholder recognizes with respect to such redemption. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, a shareholder may elect to adopt the NAV method of accounting for computing gains and losses from taxable dispositions of Fund shares. Under the NAV method, rather than compute gain or loss separately for each taxable disposition of Fund shares as described above, a shareholder would determine gain or loss based on the change in the aggregate value of the shareholder’s Fund shares during a computation period (which could be the shareholder’s taxable year or certain shorter periods), reduced by the shareholder’s net investment (purchases minus taxable redemptions or exchanges) in those shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss.

Certain special tax rules may apply to a shareholder’s capital gains or losses on Fund shares. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. All or a portion of any sales load paid upon the purchase of shares of the Fund will generally not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, on or before January 31 of the calendar year following the calendar year in which the original stock is disposed of without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly acquired shares. To the extent you pay a brokerage commission in connection with the purchase of a Fund’s shares, similar treatment may apply to the determination of any gain or loss on the redemption or exchange of shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, on or before January 31 of the calendar year following the calendar year in which the original stock is disposed of without payment of an additional brokerage commission. Additionally, with respect to the Stable NAV Fund, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Additionally, with respect to the Stable NAV Fund, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Medicare Tax

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Information Reporting and Backup Withholding

Each Fund will be required to report to the IRS all taxable distributions, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., certain corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the current specified rate of 24% in the case of exempt recipients that fail to certify to the Funds that they are not subject to withholding, non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number (“TIN”) and with certain required certifications or if the IRS or a broker notifies the Funds that the number furnished by the shareholder is incorrect or

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that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. If a shareholder does not have a TIN, it should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments relating to a shareholder’s account while it is awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. Shareholders

The discussion above relates solely to U.S. federal income tax law as it applies to “U.S. persons” subject to tax under such law.

Except as discussed below, distributions to shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the distributions are effectively connected with a U.S. trade or business of the shareholder; but distributions of net capital gain including amounts retained by a Fund which are designated as undistributed capital gains, to such a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder’s trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. With respect to the Investor Tax-Exempt Money Market Fund, exempt-interest dividends to a non-U.S. shareholder will generally not be subject to U.S. federal income or withholding tax.

Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder’s trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Non-U.S. persons who fail to furnish a Fund with the proper IRS Form W-8 (i.e., W-8BEN, W-8BEN-E, W-8ECI, W-8IMY or W-8EXP), or an acceptable substitute, may be subject to backup withholding at a 24% rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges.

Distributions of interest income and short-term capital gains by a Fund are generally subject to U.S. tax withholding of 30% (or lower applicable treaty rate). Non-U.S. shareholders generally are not subject to U.S. federal income tax withholding on certain distributions of U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain. Non-U.S. shareholders should contact their tax advisors with respect to the application of these rules to their accounts.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Non-U.S. shareholders of a Fund may be subject to U.S. estate tax with respect to their shares. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

A Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, in those states or localities that impose income taxes, the treatment of a Fund and its shareholders under those jurisdictions’ tax laws may differ from their treatment under federal income tax laws, and an investment in the Fund may have tax consequences for shareholders that are different from those of a direct investment in the Fund’s securities. Shareholders should consult their own tax advisers concerning these matters. For example, it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Fund in securities issued by the particular state or the U.S. government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. government obligations and/or (ii) exempt from intangible property tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

FINANCIAL STATEMENTS

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm, as contained in each Fund’s 2020 Annual Report are incorporated herein by reference. The financial statements in the Annual Reports for these Funds have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other portions of each Fund’s Annual Report are incorporated herein by reference. A copy of the Annual Report (if available) may be obtained upon request and without charge by writing Goldman Sachs, P.O. Box 06050, Chicago, Illinois 60606-6300 or by calling Goldman Sachs, at the telephone number on the back cover of each Fund’s Prospectuses.

PROXY VOTING

The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to the Investment Adviser. For client accounts for which the Investment Adviser has voting discretion, the Investment Adviser has adopted policies and procedures (the “Proxy Voting Policy”) for the voting of proxies. Under the Proxy Voting Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”) that it generally applies when voting on behalf of client accounts. Attached as Appendix B is a summary of the Guidelines. These Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes.

The Proxy Voting Policy, including the Guidelines, is reviewed periodically to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”), currently Institutional Shareholder Services, to assist in the implementation and administration of certain proxy voting-related functions including, without limitation, operational, recordkeeping and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek to override that vote. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

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From time to time, the Investment Adviser may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts, which can affect the Investment Adviser’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state and foreign regulatory restrictions or company specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that the Investment Adviser can hold for clients and the nature of the Investment Adviser’s voting in such securities. The Investment Adviser’s ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing its proxy voting decisions that the Investment Adviser makes on behalf of a client account. These policies and procedures include the Investment Adviser’s use of the Guidelines and Recommendations from the Proxy Service, the override approval process previously discussed, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of benefitting the interests of other clients or businesses of other divisions or units of Goldman Sachs and/or its affiliates.

Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on or through the Funds’ website at www.gsam.com/content/gsam/us/en/advisors/resources/client-service/proxy-voting.html without charge and on the SEC’s website at www.sec.gov.

PAYMENTS TO OTHERS (INCLUDING INTERMEDIARIES)

The Investment Adviser, Distributor and/or their affiliates may make payments to Intermediaries from time to time to promote the sale, distribution and/or servicing of shares of the Funds, except that the Investment Adviser, Distributor and their affiliates do not make such payments on behalf of Class R6 Shares. These payments (“Additional Payments”) are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets (which may come directly or indirectly from fees paid by the Funds), are not an additional charge to the Funds or their shareholders, and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Although paid by the Investment Adviser, Distributor, and/or their affiliates, the Additional Payments are in addition to the distribution and service fees paid by the Funds to the Intermediaries as described in the Funds’ Prospectuses and this SAI, and are also in addition to the sales commissions payable to Intermediaries as set forth in the Prospectuses. For purposes of this “PAYMENTS TO OTHERS (INCLUDING INTERMEDIARIES)” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds.

The Additional Payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; “due diligence” examination and/or review of the Funds from time to time; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; “finders” or “referral fees” for directing investors to the Funds; marketing support fees for providing assistance in promoting the sale of Fund shares (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); the support or purchase of technology platforms/software offered by the Investment Adviser, Distributor and/or their affiliates or third parties (which may be used by Intermediaries to provide advisory and/or brokerage services to their customers); provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing of the Funds and/or sale of shares of the Funds. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments (including through sub-transfer agency and networking agreements) for subaccounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. These Additional Payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The Additional Payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments are negotiated with each Intermediary based on a range of factors, including but not limited to the Intermediary’s ability to attract and retain assets (including particular classes of Fund shares), target markets, customer relationships, quality of service and industry reputation. Although the individual components may be higher or lower and the total amount of Additional Payments made to any Intermediary in any given year will vary, the amount of these Additional Payments (excluding payments made through sub-transfer agency and networking agreements), on average, is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through an Intermediary.

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These Additional Payments may be significant to certain Intermediaries, and may be an important factor in an Intermediary’s willingness to support the sale of the Funds through its distribution system.

The Investment Adviser, Distributor and/or their affiliates may be motivated to make Additional Payments since they promote the sale of Fund shares to clients of Intermediaries and the retention of those investments by those clients. To the extent Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Investment Adviser and Distributor benefit from the incremental management and other fees paid by the Funds with respect to those assets.

In addition, certain Intermediaries may have access to certain research and investment services from the Investment Adviser, Distributor and/or their affiliates. Such research and investment services (“Additional Services”) may include research reports; economic analysis; portfolio analysis, portfolio construction and similar tools and software; business planning services; certain marketing and investor education materials; and strategic asset allocation modeling. The Intermediary may not pay for these products or services or may only pay for a portion of the total cost of these products or services. The cost of the Additional Services and the particular services provided may vary from Intermediary to Intermediary.

The Additional Payments made by the Investment Adviser, Distributor and/or their affiliates or the Additional Services received by an Intermediary may vary with respect to the type of fund (e.g., equity, fund, fixed income fund, specialty fund, asset allocation portfolio or money market fund) sold by the Intermediary. In addition, the Additional Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases.

The presence of these Additional Payments or Additional Services, the varying fee structure and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend funds, including the Funds, or other investments based, at least in part, on the level of compensation paid. Additionally, if one mutual fund sponsor makes greater distribution payments than another, an Intermediary may have an incentive to recommend one fund complex over another. Similarly, if an Intermediary receives more distribution assistance for one share class versus another, that Intermediary may have an incentive to recommend that share class. Because Intermediaries may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another, or one fund class over another. You should consider whether such incentives exist when evaluating any recommendations from an Intermediary to purchase or sell Shares of the Funds and when considering which share class is most appropriate for you.

For the year ended December 31, 2019, the Investment Adviser, Distributor and their affiliates made Additional Payments out of their own assets to approximately 179 Intermediaries, totaling approximately $188.8 million (excluding payments made through sub-transfer agency and networking agreements and certain other types of payments described below), with respect to the Fund, Goldman Sachs Trust, all of the funds in an affiliated investment company, Goldman Sachs Variable Insurance Trust, and Goldman Sachs Trust II. During the year ended December 31, 2019, the Investment Adviser, Distributor and/or their affiliates had contractual arrangements to make Additional Payments to the Intermediaries listed below (or their affiliates or successors), among others. This list will change over time, and any additions, modifications or deletions thereto that have occurred since December 31, 2019 are not reflected. Additional Intermediaries may receive payments in 2020 and in future years. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to Intermediaries not listed below.

ADP Broker-Dealer, Inc.

ADP LLC

ADP, Inc.

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

Amalgamated Bank of Chicago

American Enterprise Investment Services, Inc. (AEIS)

American General Life Insurance Company

American National Trust and Investment Management Company dba Old National Trust Company (Oltrust & Co.)

American United Life Insurance Company

Ascensus, LLC.

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Associated Trust Company, N.A.

AXA Equitable Holdings LLC

Banc of America Securities LLC

BancorpSouth

Bank of New York

Bankers Trust Company

BB&T Capital Markets

BMO Harris Bank N.A.

BMO Nesbitt Burns

BNY Mellon National Association

BOSC, Inc.

Branch Banking and Trust Company

Brighthouse Life Insurance Company

Brown Brothers Harriman & Co.

C.M. Life Insurance Company

California Department of Human Resources

Cetera Financial Group

Charles Schwab & Co., Inc.

Chicago Mercantile Exchange, Inc.

Citi Custody

Citibank N.A.

Citigroup Global Markets, Inc.

CME Shareholder Servicing LLC

Comerica Bank

Comerica Securities, Inc.

Commerce Bank

Commerce Bank, N.A.

Commerce Trust Co.

Commonwealth Annuity and Life Insurance Company

Commonwealth Equity Services, Inc. dba Commonwealth Financial Network

Companion Life Insurance Company

Compass Bank

Computershare Trust Company, N.A.

Connecticut General Life Insurance Company

Credit Suisse Securities (USA) LLC

Dain Rauscher Inc.

Deutsche Bank Trust Company Americas

Diversified Investment Advisors

Drexel Hamilton, LLC

Dubuque Bank & Trust

Edward D. Jones & Co., L.P.

Farmers New World Life Insurance Company

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fifth Third Bank

Fifth Third Securities Inc.

First Hawaiian Bank

First National Bank of Omaha

FIS Business Systems LLC

Forethought Life Insurance Company

Fulton Bank, N.A.

Fulton Financial Advisors, National Association

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company

Genworth Life Insurance Company of New York

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GreatBanc Trust Co.

Great-West Life & Annuity Insurance Company

GWFS Equities, Inc.; GWFS Equities, Incorporated; GW Capital Management, LLC; Great-West Financial Retirement Plan Ser-vices, LLC; Great-West Life & Annuity Insurance Company; SunTrust Bank; Fifth Third Bank

Hartford Life Insurance Company

Hazeltree Fund Services, Inc.

Hewitt Associates LLC; Alight Solutions LLC

Horace Mann Life Insurance Company

HSBC Bank U.S.A., N.A.

Hunt, Dupree & Rhine

Huntington Investment Company

ICMA RC-Services, LLC; ICMA Retirement Corporation; Matrix Financial Solutions; MSCS Financial Services Division of Broadridge Business Process Outsourcing, LLC; Matrix Trust Company; McCready and Keene, Inc; Wilmington Trust Retire-ment and Institutional Services Company; MSCS Financial Services, LLC

Institutional Cash Distributors (division of Merriman Curhan Ford & Co.)

Investmart, Inc.

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Jefferson Pilot Financial Insurance Company

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

JPMorgan Securities, Inc

Key Bank N.A.

LaSalle Bank, N.A.

Law Debenture Trust Company of New York

Lincoln Benefit Life Company

Lincoln Life & Annuity Company of New York

Lincoln Retirement Services Company, LLC

LPL Financial Corporation

LPL Financial LLC

M&I Brokerage Services, Inc.

M&I Data Services (division of The Marshall & Ilsley Corportation)

M&T Bank

M&T Securities, Inc.

Massachusetts Mutual Life Insurance Company; MassMutual Retirement Services, LLC; MML Distributors, LLC

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Stanley & Co. LLC

Morgan Stanley Smith Barney LLC

MSCS Financial Services Division of Broadridge Business Process Outsourcing, LLC

National Financial Services LLC

National Security Life and Annuity Company

Nationwide Financial Services, Inc.

Newport Group, Inc.

Newport Retirement Services, Inc.

Ohio National Equities, Inc.

Oppenheimer & Co. Inc.

Pershing LLC

PNC Bank, N.A.

PNC Bank, National Organization

PNC Capital Markets LLC

PNC Investments LLC

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Principal Life Insurance Company

Protective Life Insurance Company

PruCo Life Insurance Company

PruCo Life Insurance Company of New Jersey

Raymond James & Associates, Inc.

Raymond James Financial Services

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliance Trust Company; Daily Access Concepts

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Robert W. Baird & Co. Incorporated

Scott & Stringfellow

Security Benefit Life Insurance Company

Security Distributors, Inc.

Signature Bank

State Street Bank and Trust Company

State Street Global Markets, LLC

Sun Life Assurance Company of Canada (U.S.)

Sun Life Insurance and Annuity Company of New York

Sungard Institutional Brokerage, Inc.

SunTrust Robinson Humphrey, Inc.

Synovus Securities

T. Rowe Price Retirement Plan Services, Inc.

TD Bank National Association

Teachers Insurance and Annuity Association of America

The Glenmede Trust Company N.A.

The Guardian Insurance & Annuity Company, Inc.

The Lincoln National Life Insurance Company

The Ohio National Life Insurance Company

The Prudential Insurance Company of America

The Travelers Insurance Company

The Travelers Life and Annuity Company

The United States Life Insurance Company in the City of New York

The Vanguard Group, Inc.

The Variable Annuity Life Insurance Company

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Curve, LLC

Trustmark National Bank

U.S. Bank, N.A.

UBS Financial Services Inc.

Union Bank, N.A.

United of Omaha Life Insurance Company

VALIC Retirement Services Company

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Retirement Advisors, LLC

Voya Retirement Insurance and Annuity Company

Wachovia Capital Markets, LLC

Wells Fargo Bank

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC.

Wells Fargo Corporate Trust Services

Zions Bank

Zurich American Life Insurance Company

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Your Authorized Dealer or other Intermediary may charge you additional fees or commissions other than those disclosed in the Prospectus. Shareholders should contact their Authorized Dealer or other Intermediary for more information about the Additional Payments or Additional Services they receive and any potential conflicts of interest, as well as for information regarding any fees and/or commissions it charges. For additional questions, please contact Goldman Sachs Funds at 1-800-621-2550.

Not included on the list above are other subsidiaries of Goldman Sachs who may receive revenue from the Investment Adviser, Distributor and/or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, sponsor various trainings and educational programs and reimburse investors for certain expenses incurred in connection with accessing the Funds through portal arrangements. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable FINRA regulations. Other compensation may also be offered from time to time to the extent not prohibited by applicable federal or state laws or FINRA regulations. This compensation is not included in, and is made in addition to, the Additional Payments described above.

OTHER INFORMATION

Selective Disclosure of Portfolio Holdings Information and Portfolio Characteristics Information

The Board of Trustees of the Trust and the Investment Adviser have adopted a policy on the selective disclosure of portfolio holdings information and portfolio characteristics information. The policy seeks to (1) ensure that the disclosure of portfolio holdings information and portfolio characteristics information is in the best interest of Fund shareholders; and (2) address the conflicts of interest associated with the disclosure of portfolio holdings information and portfolio characteristics information. The policy provides that neither a Fund nor the Trust’s officers or Trustees, nor the Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”), will disclose a Fund’s portfolio holdings information or portfolio characteristics information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions. Portfolio holdings information does not include summary or statistical information which is derived from (but does not include) individual portfolio holdings (“portfolio characteristics information”).

Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information or portfolio characteristics information. A Fund Representative may generally provide portfolio holdings information and material portfolio characteristics information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Funds’ publicly accessible website or is otherwise publicly available.

Portfolio Holdings Information. Portfolio holdings information that is not filed with the SEC or disclosed on the Funds’ publicly available website may be provided to third parties (including, without limitation, individuals, institutional investors, intermediaries that sell shares of the Fund, consultants and third-party data providers) only for legitimate business purposes and only if the third-party recipients are required to keep all such portfolio holdings information confidential and are prohibited from trading on the information they receive in violation of the federal securities laws. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department. Disclosure to providers of auditing, custody, proxy voting and other similar services; rating and ranking organizations; lenders and other third-party service providers that may obtain access to such information in the performance of their contractual duties to the Funds will generally be permitted. In general, each recipient of non-public portfolio holdings information must sign a confidentiality agreement and agree not to trade on the basis of such information in violation of the federal securities laws, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel—Dechert LLP, the Funds’ tax service provider—Deloitte & Touche LLP, the Funds’ financial printer—Donnelley Financial Solutions Inc., the Funds’ proxy voting service—ISS, the Funds’ class action processing service provider—Financial Recovery Technologies, LLC, the Investment Company Institute; and iMoneyNet (in connection with services it

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provides with respect to the posting of information to certain web portals, as discussed below). In addition, certain Goldman Sachs Fixed Income Funds provide non-public portfolio holdings information to Standard & Poor’s to allow such Funds to be rated by it, and certain Goldman Sachs Equity Funds provide non-public portfolio holdings information to FactSet, a provider of global financial and economic information. In addition, certain Goldman Sachs Fixed Income Funds provide non-public portfolio holdings information to Standard & Poor’s to allow such Funds to be rated by it, and certain Goldman Sachs Equity Funds provide non-public portfolio holdings information to FactSet, a provider of global financial and economic information. These entities are obligated to keep such information confidential. Third-party providers of custodial services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of certain Fund Representatives. From time to time portfolio holdings information may be provided to broker-dealers, prime brokers, FCMs or derivatives clearing merchants in connection with a Fund’s portfolio trading activities. In providing this information, reasonable precautions, including, but not limited to, the execution of a non-disclosure agreement and limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information. All marketing materials prepared by the Trust’s principal underwriter are reviewed by Goldman Sachs’ Compliance department for consistency with the policy.

The Funds described in this SAI currently intend to publish complete portfolio holdings, including the Fund’s WAM and WAL (and certain related information as required by Rule 2a-7) on the Trust’s website (http://www.gsamfunds.com), as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months. Each Fund also publishes a schedule of its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publication date. In addition, each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained. Notwithstanding the use of the amortized cost method of valuation by the Financial Square Government Fund, the Fund publishes on its website a graph depicting its current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. The Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day (this valuation methodology also includes marking-to-market those securities with remaining maturities of 60 days or less). In addition, in the event that the Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on the Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year. A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. Operational disruptions and other systems disruptions may delay the posting of this information on the Trust’s website.

Portfolio Characteristics Information. Material portfolio characteristics information that is not publicly available (e.g., information that is not filed with the SEC or disclosed on the Funds’ publicly available website) or calculated from publicly available information may be provided to third parties only if the third-party recipients are required to keep all such portfolio characteristics information confidential and are prohibited from trading on the information they receive in violation of the federal securities laws. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of material, non-public portfolio characteristics information must sign a confidentiality agreement and agree not to trade on the basis of such information in violation of the federal securities laws, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

However, upon request, a Fund will provide certain non-public portfolio characteristics information to any (i) shareholder or (ii) non-shareholder (including, without limitation, individuals, institutional investors, intermediaries that sell shares of the Fund, consultants and third-party data providers) whose request for such information satisfies and/or serves a legitimate business purpose for the Fund. Examples of portfolio characteristics information include, but are not limited to, statistical information about a Fund’s portfolio. Portfolio characteristics information that is made available upon request would normally include:

•

Asset Allocation Information – The allocation of a Fund’s portfolio among asset classes, regions, countries, industries, sub-industries, sectors, sub-sectors, strategies or subadvisers; credit quality ratings; and weighted average market capitalization ranges.

•

Financial Characteristics Information – The financial characteristics of a Fund’s portfolio, such as alpha; beta; R-squared; Sharpe ratio; information ratio; standard deviation; tracking error; various earnings and price based ratios (e.g., price-to-earnings and price-to-book); value at risk (VaR); duration information; weighted-average maturity/life; portfolio turnover; attribution; and other aggregated risk statistics (e.g., aggregate liquidity classification information).

In accordance with the policy, this type of portfolio characteristics information that is made available upon request will be disclosed in accordance with, and subject to the time lag indicated in, the schedule below. This portfolio characteristics information may be requested by calling Goldman Sachs & Co. LLC toll-free at 1-800-526-7384 (for Class A, Class C, Class R and Investor Shareholders) or 1-800-621-2550 (for Institutional, Service, Administration, Separate Account Institutional, Class R6, Capital, Cash Management, Preferred, Premier, Resource, Select, Drexel Hamilton and Class P Shareholders). Portfolio characteristics information that is otherwise publicly available may be disclosed without these time lags.

The type and volume of portfolio characteristics information that is made available upon request will vary among the Goldman Sachs Funds (depending on the investment strategies and the portfolio management team of the applicable Fund). If portfolio characteristics information is disclosed to one recipient, it must also be disclosed to all other eligible recipients requesting the same information. However, under certain circumstances, the volume of portfolio characteristics information provided to one recipient may differ from the volume of portfolio characteristics information provided to other recipients.

Type of Information	When Available Upon Request
Portfolio Characteristics Information (Except for Aggregate Liquidity Classification Information)

Prior to 15 Business Days After Month-End: Cannot disclose without (i) a confidentiality agreement; (ii) an agreement not to trade on the basis of non-public information in violation of the federal securities laws; and (iii) legal or compliance approval.

15 Business Days After Month-End: May disclose to (i) shareholders and (ii) any non-shareholder whose request satisfies and/or serves a legitimate business purpose for the applicable Fund.

Aggregate Liquidity Classification Information

Prior to 90 Calendar Days After Month-End: Cannot disclose without (i) a confidentiality agreement; (ii) an agreement not to trade on the basis of non-public information in violation of the federal securities laws; and (iii) legal or compliance approval.

90 Calendar Days After Month-End: May disclose to (i) shareholders and (ii) any non-shareholder whose request satisfies and/or serves a legitimate business purpose for the applicable Fund.

In addition, the Funds described in this SAI currently intend to publish certain portfolio characteristics information on the Trust’s website (http://www.gsamfunds.com) as of the end of each month or fiscal quarter, and such information will generally be subject to a 15 day lag. Operational disruptions and other systems disruptions may delay the posting of this information on the Trust’s website or the availability of this information by calling Goldman Sachs & Co. LLC at the toll-free numbers listed above.

Oversight of the Policy. Under the policy, Fund Representatives will periodically supply the Board of the Trustees with a list of third parties who receive non-public portfolio holdings information and material, non-public portfolio characteristics information pursuant to an ongoing arrangement subject to a confidentiality agreement and agreement not to trade on the basis of such information in violation of the federal securities laws. In addition, the Board receives information, on a quarterly basis, on such arrangements that were permitted during the preceding quarter. Under the policy, the Investment Adviser’s legal and compliance personnel authorize the disclosure of portfolio holdings information and portfolio characteristics information.

Disclosure of Current NAV Per Share

Each Fund’s current NAV per share is available through the Funds’ website at www.gsamfunds.com or by contacting the Funds at 1-800-526-7384.

Miscellaneous

As stated in the Prospectuses, the Trust may authorize Intermediaries and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust’s behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. In some, but not all, cases these payments will be pursuant to an Administration, Distribution, Service, Shareholder Administration, Capital Administration or Select Plan described in the Prospectuses and the following sections. Certain Intermediaries or other institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

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The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

Line of Credit

As of August 31, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the fiscal year ended August 31, 2020, the Funds did not have any borrowings under the facility.

Large Trade Notifications

The Transfer Agent may from time to time receive notice that an Intermediary has received a purchase, redemption or exchange order for a large trade in a Fund’s shares. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order may not have been processed at the time the Fund entered into such portfolio transactions. This practice provides for a closer correlation between the time shareholders place large trade orders and the time a Fund enters into portfolio transactions based on those orders, and may permit the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemption orders. The Intermediary may not, however, ultimately process the order. In this case, if (i) the Fund enters into portfolio transactions in anticipation of an order for a large redemption of Fund shares or (ii) the Fund enters into portfolio transactions in anticipation of an order for a large purchase of Fund shares, and such portfolio transactions occur on the date on which the Intermediary indicated that such order would occur, the Fund will bear any borrowing, trading overdraft or other transaction costs or investment losses resulting from such portfolio transactions. Conversely, the Fund would benefit from any earnings and investment gains resulting from such portfolio transactions.

Corporate Actions

From time to time, the issuer of a security held in a Fund’s portfolio may initiate a corporate action relating to that security. Corporate actions relating to equity securities may include, among others, an offer to purchase new shares, or to tender existing shares, of that security at a certain price. Corporate actions relating to debt securities may include, among others, an offer for early redemption of the debt security, or an offer to convert the debt security into stock. Certain corporate actions are voluntary, meaning that a Fund may only participate in the corporate action if it elects to do so in a timely fashion. Participation in certain corporate actions may enhance the value of a Fund’s investment portfolio.

In cases where a Fund or its Investment Adviser receives sufficient advance notice of a voluntary corporate action, the Investment Adviser will exercise its discretion, in good faith, to determine whether a Fund will participate in that corporate action. If a Fund or its Investment Adviser does not receive sufficient advance notice of a voluntary corporate action, the Fund may not be able to timely elect to participate in that corporate action. Participation or lack of participation in a voluntary corporate action may result in a negative impact on the value of a Fund’s investment portfolio.

Principal Holders of Securities

As of December 1, 2020, the following shareholders were shown in the Trust’s records as owning more than 5% of the Funds’ Drexel Hamilton Class Shares. Except as listed below, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of a Fund’s shares.

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Financial Square Prime Obligations Fund

Share Class	Name/Address	Percentage of Class
Drexel	Drexel Hamilton. LLC, Cushman & Wakefield Inc., 1290 Avenue of Americas, New York, NY 10104	74.35%
	JP Morgan Securities LLC, JPMS—Chase Processing, JPMS IB, FBO Apple Inc., 4 Chase Metrotech Center 7th Floor, Brooklyn, NY 11245-0003	25.62%

Financial Square Government Fund

Share Class	Name/Address	Percentage of Class
Drexel	Eli Lilly and Company, Lilly Corporate Center, Indianapolis, IN 46285-0001	43.64%
	JP Morgan Securities LLC, JPMS—Chase Processing, JPMS IB, FBO Aflac Inc., 4 Chase Metrotech Center 7th Floor, Brooklyn, NY 11245-0003	17.69%
	Treasury Brokerage, FBO Illinois State Treasurer, 648 Menlo Avenue, STE 2, Treasury Curve Menlo Park, CA 94025-4713	15.09%
	Union Bank, Union Bank Tr Nominee, Fbo ICD Portal, Po Box 85484, San Diego, CA 92186-5484	8.10%
	Treasury Brokerage, FBO The Illinois State Treasurer as Admin & Cust Of The Illinois Funds, 400 W Monroe ST, STE 401, Springfield, IL 62704-1800	6.73%
	Drexel Hamilton, LLC, Microsoft Capital Group, LLC, One Microsoft Way Redmond, WA 98052-8300	6.48%

Except as listed above, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of the Funds’ Drexel Hamilton Class Shares, and the Trust does not know of any persons who own 25% or more of the outstanding shares of each Fund.

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APPENDIX A: DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

1-A

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The “R-1” and “R-2” rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

2-A

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

3-A

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “B” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” – Denotes that Fitch does not publicly rate the associated issue or issuer.

“WD” – Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of the claims. All rating categories other than “AAA” and “D” also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

4-A

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3”—while speculative grade short-term obligations are designated “SG.” The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

5-A

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

6-A

APPENDIX B

GSAM PROXY VOTING GUIDELINES SUMMARY

Effective March 2020

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”). As described in the main body of the Policy, one or more GSAM Portfolio Management Teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A.	U.S. proxy items:

1.	Operational Items	page 2-B
2.	Board of Directors	page 2-B
3.	Executive Compensation	page 4-B
4.	Director Nominees and Proxy Access	page 6-B
5.	Shareholder Rights and Defenses	page 7-B
6.	Mergers and Corporate Restructurings	page 8-B
7.	State of Incorporation	page 8-B
8.	Capital Structure	page 8-B
9.	Environmental, Social, Governance (ESG) Issues	page 9-B

B.	Non-U.S. proxy items:

1.	Operational Items	page 12-B
2.	Board of Directors	page 13-B
3.	Compensation	page 15-B
4.	Board Structure	page 15-B
5.	Capital Structure	page 16-B
6.	Mergers and Corporate Restructurings & Other	page 17-B
7.	Environmental, Social, Governance (ESG) Issues	page 18-B

C.	Japan proxy items:

1.	Operational Items	page 20-B
2.	Board of Directors	page 20-B
3.	Compensation	page 12-B
4.	Board Structure	page 22-B
5.	Capital Structure	page 23-B
6.	Mergers and Corporate Restructurings & Other	page 24-B
7.	Environmental, Social, Governance (ESG) Issues	page 25-B

1-B

A. U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1. Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2. Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities.

When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as inside directors, affiliated outside directors, or independent outside directors.

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75% of the board and committee meetings without a disclosed valid excuse;

•	Sit on more than five public operating and/or holding company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices.

Vote AGAINST or WITHHOLD from the Nominating Committee if:

•	The board does not have at least one woman director

2-B

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors (per the Classification of Directors above) in the case of operating and/or holding companies when:

•	The inside director or affiliated outside director serves on the Audit, Compensation or Nominating Committees; and

•

The company lacks an Audit, Compensation or Nominating Committee so that the full board functions as such committees and inside directors or affiliated outside directors are participating in voting on matters that independent committees should be voting on.

Vote AGAINST or WITHHOLD from members of the appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board ) for the below reasons. Extreme cases may warrant a vote against the entire board.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•

At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member(s).

•	The average board tenure exceeds 15 years, and there has not been a new nominee in the past 5 years.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);

•	The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;

•

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	No members of the Audit Committee hold sufficient financial expertise.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

3-B

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•

The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent “key” committees (audit, compensation and nominating committees); or

•	Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated. GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting in the case of operating and holding companies unless:

•

The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3. Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Management Say on Pay (MSOP) Proposals; or

4-B

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors could cause a vote AGAINST, other reasons to vote AGAINST the equity plan could include the following factors:

•	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or

•	There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST all proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

Factors Considered Include:

•	Pay for Performance Disconnect;

•

GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

•	Long-term equity-based compensation is 100% time-based;

•	Board’s responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•	Egregious employment contracts;

•	Excessive perquisites or excessive severance and/or change in control provisions;

•	Repricing or replacing of underwater stock options without prior shareholder approval;

•	Excessive pledging or hedging of stock by executives;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts;

•	Extraordinary relocation benefits;

•	Internal pay disparity; and

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

•	Broad-based participation;

•	Limits on employee contributions;

•	Company matching contributions; and

•	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

5-B

•	Rationale for the re-pricing;

•	If it is a value-for-value exchange;

•	If surrendered stock options are added back to the plan reserve;

•	Option vesting;

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

Stock retention holding period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4. Director Nominees and Proxy Access

Voting for Director Nominees (Management or Shareholder)

Vote CASE-BY-CASE on the election of directors of operating and holding companies in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background of the nomination, in cases where there is a shareholder nomination;

•	Qualifications of director nominee(s);

•	Strategic plan related to the nomination and quality of critique against management;

•	Number of boards on which the director nominee already serves; and

•	Likelihood that the board will be productive as a result.

Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

6-B

GSAM may support proxy access as an important right for shareholders of operating and holding companies and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:

•	The ownership thresholds, percentage and duration proposed (GSAM generally will not support if the ownership threshold is less than 3%);

•	The maximum proportion of directors that shareholders may nominate each year (GSAM generally will not support if the proportion of directors is greater than 25%); and

•	Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.

GSAM will take the above factors into account when evaluating proposals proactively adopted by the company or in response to a shareholder proposal to adopt or amend the right. A vote against governance committee members could result if provisions exist that materially limit the right to proxy access.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5. Shareholders Rights and Defenses

Shareholder Ability to Act by Written Consent

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

In the case of operating and holding companies, generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

In the case of operating and holding companies, vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Shareholder Voting Requirements

In the case of operating and holding companies, vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR management and shareholder proposals to reduce supermajority vote requirements.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it, unless the company has:

•	a shareholder-approved poison pill in place; or

•	adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

7-B

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7. State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

•	Whether the company has the following good governance features:

•	Majority independent board;

•	Independent key committees;

•	An annually elected board;

•	A majority vote standard in uncontested director elections;

•	The absence of a poison pill, unless the pill was approved by shareholders; and/or

•	Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

8. Capital Structure

Common and Preferred Stock Authorization

Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.

Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.

8-B

9. Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues, GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include, among others, reports on:

1)	employee labor and safety policies;

2)	impact on the environment of the company’s production or manufacturing operations;

3)	societal impact of products manufactured;

4)	risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5)	overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

•	The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;

•

If the company has implemented or formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards or a similar standard;

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable; Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Environmental Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•	The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

•

If the company has formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:

•

Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;

9-B

•	Calling for the reduction of Greenhouse Gas (“GHG”) emissions;

•	Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;

•	Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

•	Requesting a company report on its energy efficiency policies; and

•	Requesting reports on the feasibility of developing renewable energy resources.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

GSAM generally believes that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity. When evaluating these proposals, GSAM considers the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

•	There is no significant potential threat or actual harm to shareholders’ interests;

•	There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

•	There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

GSAM generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board.

Gender Pay Gap

Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and

•	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

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Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

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B. Non-U.S. Proxy Items1

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. and Japan public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•	The auditors are being changed without explanation;

•	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or

•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or re-election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

[1]	Excludes Japan public equity investments, please see Section C.

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Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards; or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the board

•	Overboarded directors

•	Composition of committees

•	Director independence

•	Number of directors on the board

•	Lack of gender diversity on the board

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards. Vote AGAINST the Nominating Committee if the board does not have at least one woman director.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

13-B

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•

Any director who is also an employee or executive of a significant shareholder of the company; Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances); Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3. Compensation

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

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Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4. Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

15-B

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6. Mergers and Corporate Restructurings and Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

16-B

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7. Environmental, Social, Governance (ESG) Issues

Please refer to page 9-B for our current approach to these important topics.

17-B

C. Japan Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to Japanese public equity investments. Applying these guidelines is not inclusive of all considerations in the Japanese market.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•	The auditors are being changed without explanation;

•	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or

•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio is less than 20%; or

•	The company proposes the payments even though the company posted a net loss for the year under review;

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director and Statutory Auditor Elections

Vote FOR management nominees taking into consideration the following:

•	The company’s committee structure: statutory auditor board structure, U.S.-type three committee structure, or audit committee structure; or

18-B

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards; or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the board

•	Overboarded directors who sit on more than four public operating and/or holding company boards or are CEOs of public companies who sit on the boards of more than one public companies besides their own

•	Composition of committees

•	Director independence

•	Number of directors on the board

•	Lack of gender diversity on the board

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Attendance at less than 75% of the board and committee meetings without a disclosed valid excuse; or

•

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote AGAINST the Nominating Committee if the board does not have at least one woman director.

Vote AGAINST top executives when the board consists of more than 15 directors and less than 15% of outside directors.

Vote AGAINST top executives when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Internal Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

19-B

Internal Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	Any director who works or worked at companies whose shares are held by the company in question as cross-shareholdings;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

External NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3. Compensation

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

20-B

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4. Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

21-B

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6. Mergers and Corporate Restructurings and Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

22-B

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7. Environmental, Social, Governance (ESG) Issues

Please refer to page 9-B for our current approach to these important topics.

23-B

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 14, 1997)

	(2)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997)

	(3)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997)

	(4)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

	(5)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

	(6)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998)

	(7)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998)

	(8)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

	(9)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 12, 1999)

	(10)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999)

	(11)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999)

	(12)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999)

	(13)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 58 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 1999)

	(14)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(15)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000)

(16)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 68 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 2000)

(17)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 13, 2001)

(18)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001)

(19)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(20)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(21)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(22)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 81 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 19, 2003)

(23)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003)

(24)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003)

(25)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds, SEC File No. 333-117561, filed July 22, 2004)

(26)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004)

(27)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004)

(28)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005)

(29)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005)

(30)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005)

(31)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 (incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005)

(32)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006)

(33)	Amendment No. 32 dated December 14, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 114 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2005)

(34)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006)

(35)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006)

(36)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 133 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 18, 2006)

(37)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 129 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 23, 2006)

(38)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006)

(39)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006)

(40)	Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(41)	Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(42)	Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(43)	Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(44)	Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(45)	Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 162 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 14, 2007)

(46)	Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

(47)	Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

(48)	Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

(49)	Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 183 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 18, 2008)

(50)	Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 205 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2008)

(51)	Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 206 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 27, 2008)

(52)	Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009)

(53)	Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009)

(54)	Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009)

(55)	Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009)

(56)	Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 242 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2010)

(57)	Amendment No. 56 dated May 20, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010)

(58)	Amendment No. 57 dated June 17, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010)

(59)	Amendment No. 58 dated November 18, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 261 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 3, 2010)

(60)	Amendment No. 59 dated January 5, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(61)	Amendment No. 60 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(62)	Amendment No. 61 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(63)	Amendment No. 62 dated June 16, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 285 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2011)

(64)	Amendment No. 63 dated August 18, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 290 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2011)

(65)	Amendment No. 64 dated September 27, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 291 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 16, 2011)

(66)	Amendment No. 65 dated October 20, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 291 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 16, 2011)

(67)	Amendment No. 66 dated December 15, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 292 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2011)

(68)	Amendment No. 67 dated April 19, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 321 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 27, 2012)

(69)	Amendment No. 68 dated August 16, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 333 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 24, 2012)

(70)	Amendment No. 69 dated December 13, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 346 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 28, 2013)

(71)	Amendment No. 70 dated February 12, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 348 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2013)

(72)	Amendment No. 71 dated April 18, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 355 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2013)

(73)	Amendment No. 72 dated June 13, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 363 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2013)

(74)	Amendment No. 73 dated August 15, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 366 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 12, 2013)

(75)	Amendment No. 74 dated September 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 368 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 26, 2013)

(76)	Amendment No. 75 dated October 17, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 369 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 25, 2013)

(77)	Amendment No. 76 dated November 8, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 375 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 13, 2013)

(78)	Amendment No. 77 dated December 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 376 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 26, 2013)

(79)	Amendment No. 78 dated February 11, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 393 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 21, 2014)

(80)	Amendment No. 79 dated April 10, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 414 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 25, 2014)

(81)	Amendment No. 80 dated August 14, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(82)	Amendment No. 81 dated October 16, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 432 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 17, 2014)

(83)	Amendment No. 82 dated December 17, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 433 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2014)

(84)	Amendment No. 83 dated February 12, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 441 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2015)

(85)	Amendment No. 84 dated April 16, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 455 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2015)

(86)	Amendment No. 85 dated June 11, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 464 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2015)

(87)	Amendment No. 86 dated August 13, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Registrant’s Registration Statement on Form N-14, SEC File No. 333-206459, filed August 18, 2015)

(88)	Amendment No. 87 dated October 15, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 504 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 30, 2015)

(89)	Amendment No. 88 dated December 17, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 511 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 18, 2015)

(90)	Amendment No. 89 dated February 11, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 526 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 26, 2016)

(91)	Amendment No. 90 dated April 14, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 551 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2016)

(92)	Amendment No. 91 dated May 23, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2016)

(93)	Amendment No. 92 dated June 16, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2016)

(94)	Amendment No. 93 dated August 18, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 577 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 25, 2016)

(95)	Amendment No. 94 dated December 14, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 582 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 22, 2016)

(96)	Amendment No. 95 dated February 16, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 595 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2017)

(97)	Amendment No. 96 dated April 19, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 610 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 27, 2017)

(98)	Amendment No. 97 dated June 15, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 618 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 16, 2017)

(99)	Amendment No. 98 dated August 17, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

(100)	Amendment No. 99 dated October 12, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 629 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 13, 2017)

(101)	Amendment No. 100 dated December 13, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 634 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 15, 2017)

(102)	Amendment No. 101 dated February 15, 2018 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 652 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2018)

(103)	Amendment No. 102 dated June 14, 2018 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 700 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 15, 2018)

(104)	Amendment No. 103 dated October 11, 2018 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 713 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 14, 2018)

(105)	Amendment No. 104 dated December 13, 2018 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 713 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 14, 2018)

	(106)	Amendment No. 105 dated February 13, 2019 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 745 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 29, 2019)

	(107)	Amendment No. 106 dated June 12, 2019 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 760 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2019)

	(108)	Amendment No. 107 dated August 14, 2019 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 768 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 6, 2019)

	(109)	Amendment No. 108 dated August 29, 2019 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 768 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 6, 2019)

	(110)	Form of Amendment No. 109 dated February 12, 2020 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 792 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2020)

	(111)	Form of Amendment No. 110 dated April 15, 2020 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 799 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2020)

	(112)	Amendment No. 111 dated June 17, 2020 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 808 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 26, 2020)

(b)	Amended and Restated By-laws of Goldman Sachs Trust dated July 23, 2020 (incorporated by reference from Post-Effective Amendment No. 820 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2020)

(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest (Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b))

(d)	(1)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

	(2)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs High Quality Floating Rate Fund (formerly, Goldman Sachs Adjustable Rate Government Fund), and Goldman Sachs Funds Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

(3)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

(4)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

(5)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, L.P., Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International (incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 25, 1998)

(6)	Management Agreement dated January 1, 1998 between Registrant, on behalf of the Goldman Sachs Asset Allocation Portfolios, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

(7)	Amended Annex A dated September 25, 2007 to the Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 716 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2018)

(8)	Amended Annex A dated June 17, 2020 to the Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, L.P., Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International (incorporated by reference from Post-Effective Amendment No. 820 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2020)

(9)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Short-Duration Tax-Free Fund) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

(10)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to certain of the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

(11)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Core Fixed Income Fund) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

(12)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Asset Allocation Funds) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

(13)	Assumption Agreement dated September 1, 2017 between Goldman Sachs Asset Management International and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund and Goldman Sachs N-11 Equity Fund) (incorporated by reference from Post-Effective Amendment No. 626 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 15, 2017)

	(14)	Assumption Agreement dated November 1, 2017 between Goldman Sachs Asset Management International and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs International Equity ESG Fund (formerly, Goldman Sachs Focused International Equity Fund) and Goldman Sachs International Equity Income Fund (formerly, Goldman Sachs Strategic International Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 633 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 30, 2017)

	(15)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Dynamic Global Equity Fund (formerly, Goldman Sachs Aggressive Growth Strategy Portfolio) and Goldman Sachs Balanced Strategy, Goldman Sachs Growth and Income Strategy and Goldman Sachs Growth Strategy Portfolios (incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005)

	(16)	Amended and Restated Fee Reduction Commitment dated June 15, 2017 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Short Duration Tax-Free Fund (incorporated by reference from Post-Effective Amendment No. 620 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 28, 2017)

	(17)	Amended and Restated Fee Reduction Commitment dated June 15, 2017 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs High Quality Floating Rate Fund (formerly, Goldman Sachs Ultra-Short Duration Government Fund and Goldman Sachs Adjustable Rate Government Fund) (incorporated by reference from Post-Effective Amendment No. 620 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 28, 2017)

	(18)	Amended and Restated Fee Reduction Commitment dated June 15, 2017 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Short Duration Government Fund (incorporated by reference from Post-Effective Amendment No. 620 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 28, 2017)

	(19)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Core Fixed Income Fund (incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009)

	(20)	Management Agreement dated August 14, 2014 between Registrant, on behalf of Goldman Sachs Long Short Fund, and GS Investment Strategies, LLC (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(e)	(1)	Distribution Agreement dated April 30, 1997 (incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003)

	(2)	Amended Exhibit A dated June 17, 2020 to the Distribution Agreement dated April 30, 1997 (incorporated by reference from Post-Effective Amendment No. 820 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2020)

(f)	Not applicable

(g)	(1)	Custodian Contract dated July 15, 1991, between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1995)

	(2)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997)

(3)	Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

(4)	Fee schedule dated April 12, 1999 relating to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Growth and Goldman Sachs Growth Opportunities Funds) (incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999)

(5)	Fee schedule dated October 1, 1999 relating to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Goldman Sachs Large Cap Value Fund) (incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 1, 1999)

(6)	Fee schedule dated January 12, 2000 relating to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Tax-Managed Equity Fund (formerly, CORE Tax-Managed Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(7)	Fee schedule dated January 6, 2000 relating to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs High Yield Municipal Fund) (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(8)	Fee schedule dated April 14, 2000 relating to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Enhanced Income Fund) (incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000)

(9)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(10)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to the Custodian Contract dated April 6, 1990 (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(11)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to the Custodian Contract dated July 15, 1991 (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(12)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001)

(13)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001)

(14)	Amendment dated August 1, 2001 to the Custodian Contract dated April 16, 1990 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002)

(15)	Amendment dated August 1, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002)

(16)	Letter Amendment dated May 15, 2002 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(17)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007)

(18)	Letter Amendment dated August 26, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(19)	Letter Amendment dated October 28, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(20)	Letter Amendment dated February 8, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Commodity Strategy Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(21)	Letter Amendment dated March 14, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(22)	Letter Amendment dated April 23, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Income Fund (formerly, Goldman Sachs Strategic International Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(23)	Letter Amendment dated August 10, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(24)	Letter Amendment dated September 12, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Small Cap Insights Fund (formerly, Goldman Sachs Structured International Small Cap Fund)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(25)	Letter Amendment dated September 12, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Emerging Markets Equity Insights Fund (formerly, Goldman Sachs Structured Emerging Markets Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(26)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Enhanced Dividend Global Equity Portfolio) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(27)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Tax-Advantaged Global Equity Portfolio) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(28)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Tax-Managed Equity Fund (formerly, Goldman Sachs Structured International Tax-Managed Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(29)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Dividend and Premium Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(30)	Letter Amendment dated October 4, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(31)	Letter Amendment dated November 28, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Absolute Return Tracker Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(32)	Letter Amendment dated September 17, 2009 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Insights Fund (formerly, Goldman Sachs Structured International Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009)

(33)	Letter Amendment dated November 19, 2009 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Alternative Premia Fund (formerly, Goldman Sachs Dynamic Allocation Fund)) (incorporated by reference from Post-Effective Amendment No. 233 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 28, 2009)

(34)	Letter Amendment dated June 30, 2010 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) (incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010)

(35)	Letter Amendment dated December 31, 2010 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Imprint Emerging Markets Opportunities Fund (formerly, Goldman Sachs N-11 Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(36)	Letter Amendment dated February 14, 2011 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs High Yield Floating Rate Fund) (incorporated by reference from Post-Effective Amendment No. 277 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 5, 2011)

(37)	Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds (incorporated by reference from Post-Effective Amendment No. 279 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

(38)	Letter Amendment dated January 31, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Rising Dividend Growth Fund) (incorporated by reference from Post-Effective Amendment No. 311 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012)

(39)	Letter Amendment dated December 14, 2011 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Managed Futures Strategy Fund) (incorporated by reference from Post-Effective Amendment No. 312 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012)

(40)	Letter Amendment dated February 2, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Short Duration Income Fund) (incorporated by reference from Post-Effective Amendment No. 313 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2012)

(41)	Letter Amendment dated March 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP Energy Infrastructure Fund) (incorporated by reference from Post-Effective Amendment No. 353 to the Registrant’s registration statement, SEC File No. 33-17618, filed March 25, 2013)

(42)	Letter Amendment dated October 1, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP Income Opportunities Fund) (incorporated by reference from Post-Effective Amendment No. 2 to Goldman Sachs MLP Income Opportunities Fund’s registration statement, SEC File No. 333-189529, filed October 25, 2013)

(43)	Letter Amendment dated December 5, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Short-Term Conservative Income Fund (formerly, Goldman Sachs Limited Maturity Obligations Fund)) (incorporated by reference from Post-Effective Amendment No. 395 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2014)

(44)	Letter Amendment dated January 8, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Long Short Credit Strategies Fund) (incorporated by reference from Post-Effective Amendment No. 408 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 21, 2014)

(45)	Letter Amendment dated June 16, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Tactical Tilt Overlay Fund (formerly, Goldman Sachs Tactical Tilt Implementation Fund)) (incorporated by reference from Post-Effective Amendment No. 424 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 24, 2014)

(46)	Letter Amendment to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP and Energy Renaissance Fund) (incorporated by reference from Post-Effective Amendment No. 1 to Goldman Sachs MLP and Energy Renaissance Fund’s registration statement, SEC File No. 333-197328, filed August 26, 2014)

(47)	Letter Amendment dated December 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Global Managed Beta Fund) (incorporated by reference from Post-Effective Amendment No. 440 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 18, 2015)

(48)	Letter Amendment dated September 8, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(49)	Letter Amendment dated June 10, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMRA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(50)	Letter Amendment dated June 10, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Real Assets Strategy Fund, Multi-Manager International Equity Fund and Multi-Manager U.S. Dynamic Equity Fund) (incorporated by reference from Post-Effective Amendment No. 24 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(51)	Letter Amendment dated June 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-TTIF, Ltd.) (formerly, Goldman Sachs Cayman Commodity TTIF Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 514 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2015)

(52)	Amendment dated April 22, 2015 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(53)	Amendment dated October 20, 2015 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Federal Instruments Fund) (incorporated by reference from Post-Effective Amendment No. 518 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 15, 2016)

(54)	Amendment dated January 6, 2016 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Investor Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 523 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

(55)	Amendment dated March 1, 2016 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

(56)	Letter Amendment dated May 31, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Factor Allocation Fund), (incorporated by reference from Post-Effective Amendment No. 568 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 27, 2016)

(57)	Letter Amendment dated May 31, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA II, Ltd.) (incorporated by reference from Post-Effective Amendment No. 49 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 18, 2016)

(58)	Letter Amendment dated November 30, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs GQG Partners International Opportunities Fund) (incorporated by reference from Post-Effective Amendment No. 54 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed February 28, 2017)

(59)	Amendment dated July 16, 2015 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Global Real Estate Securities Fund) (incorporated by reference from Post-Effective Amendment No. 638 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 22, 2017)

(60)	Letter Amendment dated September 20, 2017 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP & Energy Fund) (incorporated by reference from Post-Effective Amendment No. 638 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 22, 2017)

(61)	Amendment dated June 13, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (Goldman Sachs Hedge Industry VIP ETF) (incorporated by reference from Post-Effective Amendment No. 93 to Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(62)	Letter Amendment dated August 19, 2016 to the Custodian Contract dated July 15, 1991 between Registrant, Goldman Sachs Trust II and State Street Bank and Trust Company (Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio and Goldman Sachs Target Date 2055 Portfolio) (incorporated by reference from Post-Effective Amendment No. 64 (identified as Post-Effective Amendment No. 59 on the facing page) to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed December 18, 2017)

(63)	Amendment dated August 29, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (Goldman Sachs Access Treasury 0-1 Year ETF) (incorporated by reference from Post-Effective Amendment No. 93 to Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(64)	Amendment dated April 5, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (Goldman Sachs Access Emerging Markets Local Currency Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF and Goldman Sachs Access Investment Grade Corporate Bond ETF) (incorporated by reference from Post-Effective Amendment No. 93 to Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(65)	Amendment dated May 10, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman ETF Trust and The Bank of New York Mellon (Goldman Sachs Equal Weight U.S. Large Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 93 to Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(66)	Amendment dated March 12, 2018 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs ESG Emerging Markets Equity Fund) (incorporated by reference from Post-Effective Amendment No. 699 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 30, 2018)

	(67)	Letter Amendment dated April 6, 2018 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Target Date 2060 Portfolio) (incorporated by reference from Post-Effective Amendment No. 83 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed October 24, 2018)

	(68)	Amendment dated February 5, 2019 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Municipal Income Completion Fund) (incorporated by reference from Post-Effective Amendment No. 745 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 29, 2019)

	(69)	Amendment dated December 10, 2018 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

	(70)	Amendment dated October 23, 2019 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Income Fund) (incorporated by reference from Post-Effective Amendment No. 776 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 3, 2019)

	(71)	Amendment dated July 12, 2019 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 20, 2019)

	(72)	Amendment dated June 17, 2020 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Clean Energy Income Fund and Goldman Sachs Defensive Equity Fund) (incorporated by reference from Post-Effective Amendment No. 808 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 26, 2020)

(h)	(1)	First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.), State Street Bank and Trust Company and The Northern Trust Company (incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009)

	(2)	Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.), State Street Bank and Trust Company and The Northern Trust Company (incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009)

	(3)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company (incorporated by reference from Post-Effective Amendment No. 43 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 2, 1998)

	(4)	Amended and Restated Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) (incorporated by reference from Post-Effective Amendment No. 175 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 10, 2007)

	(5)	Amended and Restated Transfer Agency Agreement Fee Schedule dated June 17, 2020 between Registrant and Goldman Sachs & Co. LLC (incorporated by reference from Post-Effective Amendment No. 820 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2020)

(6)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

(7)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust – TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds (incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008)

(8)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs Financial Square Funds (formerly, Goldman Sachs Institutional Liquid Assets Portfolios) (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

(9)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares and Service Shares of the Goldman Sachs Financial Square Funds (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

(10)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds (incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008)

(11)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Class, Select Class, Preferred Class, Capital Class, Administration Class, Premier Class, Service Class, Resource Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Fund of Funds Portfolios (incorporated by reference from Post-Effective Amendment No. 252 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2010)

(12)	Goldman Sachs Trust Select Class Select Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(13)	Goldman Sachs Trust Administration Shares Administration Plan amended and restated as of December 16, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 263 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2010)

(14)	Goldman Sachs Trust Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(15)	Goldman Sachs Trust Administration Class Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(16)	Goldman Sachs Trust Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(17)	Goldman Sachs Trust Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(18)	Goldman Sachs Trust Service Shares Service Plan and Shareholder Administration Plan amended and restated as of December 16, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 263 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2010)

(19)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. (incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007)

(20)	Amendment dated February 4, 2019 to Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. (incorporated by reference from Post-Effective No. 744 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 29, 2019)

(21)	Goldman Sachs Trust Cash Management Shares Service Plan dated February 11, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

(22)	Goldman Sachs Trust Premier Shares Service Plan and Administration Plan dated February 11, 2010 (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

(23)	Goldman Sachs Trust Resource Shares Service Plan dated February 11, 2010 (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

(24)	Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds (incorporated by reference from Post-Effective Amendment No. 279 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

(25)	Fee Waiver Agreement dated April 30, 2014 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Commodity Strategy Fund (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(26)	Appointment of Agent for Service of Process relating to Cayman Commodity-CSF, Ltd. (formerly, Goldman Sachs Cayman Commodity Fund, Ltd.) (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(27)	Fee Waiver Agreement dated April 30, 2014 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Absolute Return Tracker Fund (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(28)	Appointment of Agent for Service of Process relating to Cayman Commodity-ART, Ltd. (formerly, Goldman Sachs Cayman Commodity-ART Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(29)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Tactical Tilt Overlay Fund (formerly, Goldman Sachs Tactical Tilt Implementation Fund) (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

	(30)	Appointment of Agent for Service of Process relating to Cayman Commodity-TTIF, Ltd. (formerly, Goldman Sachs Cayman Commodity TTIF Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 424 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 24, 2014)

	(31)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Alternative Premia Fund (formerly, Goldman Sachs Dynamic Allocation Fund) (incorporated by reference from Post-Effective Amendment No. 440 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 18, 2015)

	(32)	Appointment of Agent for Service of Process relating to Cayman Commodity-AP, Ltd. (formerly, Goldman Sachs Cayman Commodity-DAF Ltd.) (incorporated by reference from Post-Effective Amendment No. 440 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 18, 2015)

	(33)	Amendment dated October 20, 2015 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 3 to the Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed February 8, 2016)

	(34)	Amendment dated January 6, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

	(35)	Amendment dated March 1, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

	(36)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Managed Futures Strategy Fund (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2016)

(37)	Appointment of Agent for Service of Process relating to Cayman Commodity-MFS, Ltd. (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No.
33-17619, filed July 29, 2016)

	(38)	Amendment dated December 10, 2018 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

	(39)	Amendment dated July 12, 2019 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 20, 2019)

(i)	Opinion and Consent of Dechert LLP (Filed herewith)

(j)	Consent of PricewaterhouseCoopers LLP (filed herewith)

(k)	Not applicable

(l)	Not applicable

(m)	(1)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004)

	(2)	Class C Distribution and Service Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

	(3)	Class R Distribution and Service Plan dated November 8, 2007 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

	(4)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

	(5)	Resource Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

(n)	Plan in Accordance with Rule 18f-3, amended and restated as of July 29, 2019 (incorporated by reference from Post-Effective Amendment No. 769 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 9, 2019)

(p)	(1)	Code of Ethics — Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs Trust II, Goldman Sachs ETF Trust, Goldman Sachs BDC, Inc., Goldman Sachs Private Middle Market Credit, LLC, Goldman Sachs MLP & Energy Renaissance Fund and Goldman Sachs MLP Income Opportunities Fund dated December 11, 2017 (incorporated by reference from Post-Effective Amendment No. 651 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 2018)

	(2)	Code of Ethics — Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.), Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC dated January 23, 1991, effective August 29, 2019 (incorporated by reference from Post-Effective Amendment No. 778 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 20, 2019)

(q)		Powers of Attorney for James A. McNamara, Joseph F. DiMaria, Jessica Palmer, Dwight L. Bush, Kathryn A. Cassidy, Diana M. Daniels, Joaquin Delgado, Roy W. Templin and Gregory G. Weaver (incorporated by reference from Post-Effective Amendment No. 808 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 26, 2020)

101.INS	XBRL Instance - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

Item 29. Persons Controlled by or Under Common Control with the Fund

Goldman Sachs Tactical Tilt Overlay Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-TTIF, Ltd. (the “TTIF Subsidiary”), a company organized under the laws of the Cayman Islands. The TTIF Subsidiary’s financial statements will be included on a consolidated basis in the Tactical Tilt Overlay Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Absolute Return Tracker Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-ART, Ltd. (the “ART Subsidiary”), a company organized under the laws of the Cayman Islands. The ART Subsidiary’s financial statements will be included on a consolidated basis in the Absolute Return Tracker Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Commodity Strategy Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-CSF, Ltd. (the “CSF Subsidiary”), a company organized under the laws of the Cayman Islands. The Commodity Subsidiary’s financial statements will be included on a consolidated basis in the Commodity Strategy Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Alternative Premia Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-AP, Ltd. (the “AP Subsidiary”), a company organized under the laws of the Cayman Islands. The AP Subsidiary’s financial statements will be included on a consolidated basis in the Alternative Premia Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Managed Futures Strategy Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-MFS, Ltd. (the “MFS Subsidiary”), a company organized under the laws of the Cayman Islands. The MFS Subsidiary’s financial statements will be included on a consolidated basis in the Managed Futures Strategy Fund’s annual and semi-annual reports to shareholders.

Item 30. Indemnification

Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).

The Management Agreements provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreements. Section 7 of the Management Agreements on behalf of Goldman Sachs Short Duration Government Fund provides that Goldman Sachs Short Duration Government Fund will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreements. The Management Agreements are incorporated by reference as Exhibits (d)(1), (d)(2), (d)(3), (d)(4), (d)(5), (d)(6) and (d)(18).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman Sachs & Co. LLC dated August 9, 2007 provides that the Registrant will indemnify Goldman Sachs & Co. LLC against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(4) respectively, to the Registrant’s Registration Statement.

Mutual fund and trustees and officers liability policies purchased jointly by the Registrant and Goldman Sachs Variable Insurance Trust insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) are indirect, wholly-owned subsidiaries of The Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. GSAM and GSAMI are engaged in the investment advisory business. GSAM and GSAMI are part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a worldwide, full-service financial services organization. GSAM Holdings LLC is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM and officers and directors of GSAMI is included in their Forms ADV filed with the Commission (registration numbers 801-37591 and 801-38157, respectively) and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Goldman Sachs & Co. LLC or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust II. Goldman Sachs & Co. LLC, or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)	Set forth below is certain information pertaining to the Managing Directors of Goldman Sachs & Co. LLC, the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal Business Address	Position with Goldman Sachs & Co. LLC
David M. Solomon (1)	Chairman and Chief Executive Officer
John E. Waldron (1)	President and Chief Operating Officer of The Goldman Sachs Group, Inc.
Stephen Scherr (1)	Chief Financial Officer of The Goldman Sachs Group, Inc.
Richard A. Friedman (1)	Chairman of Merchant Banking Division
Richard J. Gnodde (2)	Chief Executive Officer of Goldman Sachs International
Gwen R. Libstag (1)	Head of the Conflicts Resolution Group
Masanori Mochida (4)	President and Representative Director of Goldman Sachs Japan Co., Ltd.
Timothy J. O’Neill (1)	Global Co-Head of the Consumer and Investment Management Division
John F.W. Rogers (1)	Executive Vice President, Chief of Staff, Secretary to Board of Directors
Alison J. Mass (1)	Global Head of the Financial and Strategic Investors Group in the Investment Banking Division
Eric S. Lane (1)	Global Co-Head of the Consumer and Investment Management Division
Ashok Varadhan (1)	Global Co-Head of Securities Division
Michael D. Daffey (3)	Global Co-Chief Operating Officer of Equities Franchise
Gregg R. Lemkau (1)	Co-Head of Investment Banking Division
Marc Nachmann (2) George Lee(8)	Co-Head of Investment Banking Division Co-Chief Information Officer
James P. Esposito (3)	Global Co-Head of Securities Division
James Paradise (6)	Co-President of Asia Pacific Ex-Japan and Head of Securities Division in Asia Pacific
Todd Leland (6)	Co-President of Asia Pacific Ex-Japan and Head of the Investment Banking Division
Sheila H. Patel (3)	Chief Executive Officer of International Goldman Sachs Asset Management, Global Co-Head of GSAM Client Business
Laurence Stein (1)	Chief Administrative Officer of The Goldman Sachs Group, Inc.
Julian C. Salisbury (1)	Head of the Global Special Situations Group
Beth Hammack (1)	Global Treasurer of Goldman Sachs & Co. LLC
Russell W. Horwitz (1)	Secretary, Deputy Chief of Staff
Dan Dees (7)	Co-Head of the Investment Banking Division
Brian J. Lee (1)	Chief Risk Officer of Goldman Sachs & Co. LLC
Dina H. Powell (1)	Partner in Investment Banking Division
Karen P. Seymour (1)	General Counsel of Goldman Sachs & Co. LLC

Stephanie E. Cohen (1) Asahi Pompey(1) Marco Argenti(1) Bentley de Beyer(1) Jessica Flores(1) Ida Hoghooghi(1) Russ Hutchinson(1) Evon Joyce(1) Kathryn Ruemmler(1) Tucker York(1)

Chief Strategy Officer of The Goldman Sachs Group, Inc.

Global Head of Corporate Engagement and President of the Goldman Sachs Foundation

Co-Chief Information Officer

Global Head of Human Capital Management

Secretary/Administrator

Secretary

Ex-Officio, Head of Financial Institutions M&A

Secretary/Administrator

Global Head of Regulatory Affairs

Global Head of Wealth Management

(1)	200 West Street, New York, NY 10282
(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England
(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England
(4)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan
(5)	7 Finance Street, Xicheng District, Beijing, China 100033
(6)	68th Floor, Cheung Kong Center, 2 Queens Road Central, Hong Kong, China
(7)	Fox Plaza, Suite 2600, 2121 Avenue of the Stars, Los Angeles, CA 90067
(8)	555 California Street, 45th Floor, San Francisco, CA 94104

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, Bank of New York Mellon, One Wall Street, New York, New York 10286 and JP Morgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman Sachs & Co. LLC, 71 South Wacker Drive, Chicago, Illinois 60606.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 825 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 825 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 28th day of December, 2020.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus
Caroline L. Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara	President (Chief Executive Officer) and Trustee	December 28, 2020
James A. McNamara

[1]Joseph F. DiMaria	Treasurer, Principal Financial Officer and Principal Accounting Officer	December 28, 2020
Joseph F. DiMaria

[1]Jessica Palmer	Chair and Trustee	December 28, 2020
Jessica Palmer

[1]Dwight L. Bush	Trustee	December 28, 2020
Dwight L. Bush

[1]Kathryn A. Cassidy	Trustee	December 28, 2020
Kathryn A. Cassidy

[1]Diana M. Daniels	Trustee	December 28, 2020
Diana M. Daniels

[1]Joaquin Delgado	Trustee	December 28, 2020
Joaquin Delgado

[1]Roy W. Templin	Trustee	December 28, 2020
Roy W. Templin

[1]Gregory G. Weaver	Trustee	December 28, 2020
Gregory G. Weaver

By:	/s/ Caroline L. Kraus
Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16-17, 2020.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, and Robert Griffith, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: December 28, 2020

/s/ Caroline L. Kraus Caroline L. Kraus,
Secretary

EXHIBIT INDEX

(i)	Opinion and Consent of Dechert LLP

(j)	Consent of PricewaterhouseCoopers LLP

101.INS	XBRL Instance - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document